                      VINTAGE XTRA(SM) ANNUITY PROSPECTUS:
                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES
                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES

This prospectus describes VINTAGE XTRA ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:

AMERICAN FUNDS INSURANCE SERIES -- CLASS 2
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
   Franklin Income Securities Fund
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
JANUS ASPEN SERIES -- SERVICE SHARES
   Mid Cap Growth Portfolio
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.+
   Legg Mason Partners Variable Investors Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
   Legg Mason Partners Variable Appreciation Portfolio+
   Legg Mason Partners Variable Equity Index Portfolio -- Class II+
   Legg Mason Partners Variable Fundamental Value Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
   Legg Mason Partners Variable Adjustable Rate Income Portfolio+
   Legg Mason Partners Variable Aggressive Growth Portfolio+
   Legg Mason Partners Variable High Income Portfolio+
   Legg Mason Partners Variable Large Cap Growth Portfolio+
   Legg Mason Partners Variable Mid Cap Core Portfolio+
   Legg Mason Partners Variable Money Market Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV+
   Legg Mason Partners Variable Multiple Discipline Portfolio --
      All Cap Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio -- Balanced All
      Cap Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio -- Global All Cap
      Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap
      Growth and Value+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS V+
   Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio+
 MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value Portfolio -- Class A+
   Harris Oakmark International Portfolio -- Class A+
   Janus Capital Appreciation Portfolio -- Class A+
   Lord Abbett Growth and Income Portfolio -- Class B+
   Lord Abbett Mid-Cap Value Portfolio -- Class B+
   Mercury Large-Cap Core Portfolio -- Class A+
   Met/AIM Capital Appreciation Portfolio -- Class A+
   Met/AIM Small Cap Growth Portfolio -- Class A+
   MFS(R) Value Portfolio -- Class A+
   Neuberger Berman Real Estate Portfolio -- Class A+
   Pioneer Fund Portfolio -- Class A+
   Pioneer Mid-Cap Value Portfolio -- Class A+
   Pioneer Strategic Income Portfolio -- Class A+
   Third Avenue Small Cap Value Portfolio -- Class B+
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth Portfolio -- Class D+
   BlackRock Bond Income Portfolio -- Class E+
   Capital Guardian U.S. Equity Portfolio -- Class A+
   FI Large Cap Portfolio -- Class A+
   FI Value Leaders Portfolio -- Class D+
   MFS(R) Total Return Portfolio -- Class F+
   Oppenheimer Global Equity Portfolio -- Class B+
PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS
   Real Return Portfolio
   Total Return Portfolio
 PUTNAM VARIABLE TRUST -- CLASS IB
   Putnam VT Small Cap Value Fund
 VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio -- Service ClaSS
   VIP Mid Cap Portfolio -- Service Class 2
METROPOLITAN SERIES FUND, INC. -- ASSET ALLOCATION PORTFOLIOS
    -- CLASS B
   MetLife Conservative Allocation Portfolio+
   MetLife Conservative to Moderate Allocation Portfolio+
   MetLife Moderate Allocation Portfolio+
   MetLife Moderate to Aggressive Allocation Portfolio+
   MetLife Aggressive Allocation Portfolio+

(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract--The Variable Funding Options" for more information.

*TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.

We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you. The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum St., 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-9325 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS

Glossary......................................................         3
Summary.......................................................         4
Fee Table.....................................................         8
Condensed Financial Information...............................        15
The Annuity Contract..........................................        15
   Contract Owner Inquiries...................................        17
   Purchase Payments..........................................        17
   Purchase Payment Credits...................................        17
   Accumulation Units.........................................        18
   The Variable Funding Options...............................        18
Fixed Account.................................................        25
Charges and Deductions........................................        25
   General....................................................        25
   Withdrawal Charge..........................................        25
   Free Withdrawal Allowance..................................        26

   Transfer Charge............................................        26
   Administrative Charges.....................................        26
   Mortality and Expense Risk Charge..........................        27
   Variable Liquidity Benefit Charge..........................        27
   Enhanced Stepped-Up Provision Charge.......................        27
   Guaranteed Minimum Withdrawal Benefit
       Charge.................................................        27
   Variable Funding Option Expenses...........................        27
   Premium Tax................................................        27
   Changes in Taxes Based upon Premium or
      Value...................................................        28
Transfers.....................................................        28
   Market Timing/Excessive Trading............................        28
   Dollar Cost Averaging......................................        30
Access to Your Money..........................................        31
   Guaranteed Minimum Withdrawal Benefit .....................        31
   Systematic Withdrawals.....................................        36
Ownership Provisions..........................................        37
   Types of Ownership.........................................        37
      Contract Owner..........................................        37
      Beneficiary.............................................        37
      Annuitant...............................................        37
Death Benefit.................................................        38
   Death Proceeds before the Maturity Date....................        38
   Enhanced Stepped-up Provision..............................        39
   Payment of Proceeds........................................        39
   Spousal Contract Continuance...............................        41
   Beneficiary Contract Continuance...........................        41
   Planned Death Benefit......................................        42
   Death Proceeds after the Maturity Date.....................        42
The Annuity Period............................................        42
   Maturity Date..............................................        42
   Allocation of Annuity......................................        43
   Variable Annuity...........................................        43
   Fixed Annuity..............................................        43
Payment Options...............................................        43
   Election of Options........................................        43
   Annuity Options............................................        44
   Variable Liquidity Benefit.................................        44
Miscellaneous Contract Provisions.............................        45
   Right to Return............................................        45
   Termination................................................        45
   Required Reports...........................................        45
   Suspension of Payments.....................................        45
The Separate Accounts.........................................        45
   Performance Information....................................        46
Federal Tax Considerations....................................        46
   General Taxation of Annuities..............................        47
   Types of Contracts: Qualified and Non-qualified............        47
   Qualified Annuity Contracts................................        47
   Taxation of Qualified Annuity Contracts....................        48
   Mandatory Distributions for Qualified Plans................        48
   Non-qualified Annuity Contracts............................        49
   Diversification Requirements for Variable Annuities........        51
   Ownership of the Investments...............................        51
   Taxation of Death Benefit Proceeds.........................        51
   Other Tax Considerations...................................        51
   Treatment of Charges for Optional Benefits.................        51
   Puerto Rico Tax Considerations.............................        52
   Non-Resident Aliens........................................        52
Other Information.............................................        52
   The Insurance Companies....................................        52
   Financial Statements.......................................        52
   Distribution of Variable Annuity Contracts.................        53
   Conformity with State and Federal Laws.....................        54
   Voting Rights..............................................        54
   Restrictions on Financial Transactions.....................        54
   Legal Proceedings..........................................        54
Appendix A: Condensed Financial
   Information for MetLife of CT Fund
   BD III for Variable Annuities..............................       A-1
Appendix B:  Condensed Financial
   Information for MetLife of CT Fund
   BD IV for Variable Annuities...............................       B-1
Appendix C: The Fixed Account.................................       C-1
Appendix D: Waiver of Withdrawal Charge
   for Nursing Home Confinement...............................       D-1
Appendix E: Contents of the Statement of
   Additional Information.....................................       E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (I) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                              VINTAGE XTRA ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors MetLife of CT Fund BD III for Variable Annuities ("Fund BD III"); MetLife Life and Annuity Company of Connecticut sponsors MetLife of CT Fund BD IV for Variable Annuities ("Fund BD IV"). When we refer to the Separate Account, we are referring to either Fund BD III or Fund BD IV, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state permits, we will refund your full Purchase Payment minus any Purchase Payment Credits. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits. We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credits. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.25% for the Standard Death Benefit and 1.45% for the Enhanced Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual Contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% after nine full years.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to "Payment Options" for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money--Systematic Withdrawals--Managed Distribution Program).

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - PURCHASE PAYMENT CREDITS. For each Purchase Payment you make, we will add a credit to your Contract Value. For the initial Purchase Payment, and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time of such Purchase Payment. For those additional Purchase Payments, if the greater attained age is 69 or less, the credit is 5% and if the greater attained age is 70 through age 80, the credit is 4%. The expenses for a Contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may offset the amount of the Purchase Payment Credit.

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE.................................................................................        8%(1)
(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)

TRANSFER CHARGE...................................................................................      $10(2)
(assessed on transfers that exceed 12 per year)

VARIABLE LIQUIDITY BENEFIT CHARGE.................................................................        8%(3)
(as a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity
Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE.............................................................      $40(4)

--------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 9 years. The charge is as follows:

              YEARS SINCE PURCHASE                                   WITHDRAWAL
                  PAYMENT MADE                                         CHARGE
---------------------------------------------------                  -----------
GREATER THAN OR EQUAL TO             BUT LESS THAN
          0 years                         4 years                        8%
          4 years                         5 years                        7%
          5 years                         6 years                        6%
          6 years                         7 years                        5%
          7 years                         8 years                        3%
          8 years                         9 years                        1%
         9 years+                                                        0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

              YEARS SINCE INITIAL                                 WITHDRAWAL
               PURCHASE PAYMENT                                     CHARGE
------------------------------------------------------            -----------
GREATER THAN OR EQUAL TO            BUT LESS THAN
         0 years                        4 years                        8%
         4 years                        5 years                        7%
         5 years                        6 years                        6%
         6 years                        7 years                        5%
         7 years                        8 years                        3%
         8 years                        9 years                        1%
         9 years+                                                      0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge of 1.25% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II,, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                                           STANDARD DEATH                  ENHANCED DEATH
                                                                              BENEFIT                          BENEFIT
                                                                           ---------------                 ---------------
Mortality and Expense ("M & E") Risk Charge....................               1.25%(5)                         1.45%(5)
Administrative Expense Charge..................................               0.15%                            0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
   FEATURES SELECTED...........................................               1.40%                            1.60%
Optional E.S.P. Charge.........................................               0.20%                            0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
   ONLY SELECTED...............................................               1.60%                            1.80%
Optional GMWB I Charge (maximum upon reset)....................               1.00%(6)                         1.00%(6)
Optional GMWB II Charge (maximum upon reset)...................               1.00%(6)                         1.00%(6)
Optional GMWB III Charge.......................................               0.25%                            0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I
   ONLY SELECTED...............................................               2.40%                            2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
   SELECTED....................................................               2.40%                            2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
   SELECTED....................................................               1.65%                            1.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
   SELECTED....................................................               2.60%                            2.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
   SELECTED....................................................               2.60%                            2.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
   SELECTED....................................................               1.85%                            2.05%

----------------
(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust.

(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money--Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                                       MINIMUM         MAXIMUM
                                                                                       -------         -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)..........................         0.47%           4.47%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                       DISTRIBUTION
                                                          AND/OR                                CONTRACTUAL FEE    NET TOTAL
                                                       SERVICE (12B-              TOTAL ANNUAL       WAIVER          ANNUAL
UNDERLYING                                 MANAGEMENT       1)           OTHER      OPERATING    AND/OR EXPENSE    OPERATING
FUND:                                         FEE          FEES         EXPENSES     EXPENSES    REIMBURSEMENT     EXPENSES**
--------------------------------------     ----------  -------------    --------  ------------  ----------------   ----------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity Fund --
      Series I+.........................      0.60%           --          0.27%        0.87%            --             0.87%(1)
AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth Fund --
      Class 2*..........................      0.58%         0.25%         0.04%        0.87%            --             0.87%
   American Funds Growth Fund --
   Class 2*.............................      0.33%         0.25%         0.02%        0.60%            --             0.60%
   American Funds Growth-Income Fund --
      Class 2*..........................      0.28%         0.25%         0.01%        0.54%            --             0.54%
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Income Securities Fund --
      Class 2*..........................      0.46%         0.25%         0.02%        0.73%            --             0.73%(2)(3)
   Franklin Small-Mid Cap Growth
      Securities Fund -- Class 2*+......      0.48%         0.25%         0.28%        1.01%          0.02%            0.99%(3)(4)
   Templeton Developing Markets
      Securities Fund -- Class 2*.......      1.24%         0.25%         0.29%        1.78%            --             1.78%
   Templeton Foreign Securities Fund --
      Class 2*..........................      0.65%         0.25%         0.17%        1.07%          0.05%            1.02%(4)
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio -- Service
      Shares*...........................      0.64%         0.25%         0.03%        0.92%            --             0.92%
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap
      Portfolio*........................      0.75%         0.25%         0.22%        1.22%            --             1.22%
LEGG MASON PARTNERS INVESTMENT SERIES
   Legg Mason Partners Variable
      Dividend Strategy Portfolio+++....      0.65%           --          0.21%        0.86%            --             0.86%
   Legg Mason Partners Variable Premier
      Selections All Cap Growth
      Portfolio+++......................      0.75%           --          0.19%        0.94%            --             0.94%
LEGG MASON PARTNERS VARIABLE PORTFOLIOS
   I, INC.
   Legg Mason Partners Variable All Cap
      Portfolio --
      Class I+..........................      0.75%           --          0.07%        0.82%            --             0.82%
   Legg Mason Partners Variable
      Investors Portfolio -- Class I....      0.65%           --          0.06%        0.71%            --             0.71%
   Legg Mason Partners Variable Small
      Cap Growth Portfolio - Class I+...      0.75%           --          0.22%        0.97%            --             0.97%

LEGG MASON PARTNERS VARIABLE PORTFOLIOS
   II
   Legg Mason Partners Variable
      Appreciation Portfolio............      0.70%           --          0.02%        0.72%            --             0.72%
   Legg Mason Partners Variable
      Diversified Strategic Income
      Portfolio+........................      0.65%           --          0.12%        0.77%            --             0.77%
   Legg Mason Partners Variable Equity
      Index Portfolio -- Class II*.......     0.31%         0.25%         0.03%        0.59%            --             0.59%

                                                       DISTRIBUTION
                                                          AND/OR                              CONTRACTUAL FEE  NET TOTAL
                                                       SERVICE (12B-            TOTAL ANNUAL       WAIVER        ANNUAL
UNDERLYING                                 MANAGEMENT       1)         OTHER      OPERATING    AND/OR EXPENSE  OPERATING
FUND:                                         FEE          FEES       EXPENSES     EXPENSES    REIMBURSEMENT   EXPENSES**
----------------------------------------   ----------  -------------  --------  ------------  ---------------  ----------
LEGG MASON PARTNERS VARIABLE PORTFOLIOS
   III, INC.
   Legg Mason Partners Variable
      Adjustable Rate Income
      Portfolio*++.......................     0.55%         0.25%        0.28%        1.08%            --         1.08%(5)
   Legg Mason Partners Variable
      Aggressive Growth Portfolio++......     0.75%           --         0.02%        0.77%            --         0.77%(5)
   Legg Mason Partners Variable High
      Income Portfolio++.................     0.60%           --         0.06%        0.66%            --          0.66%
   Legg Mason Partners Variable
      International All Cap Growth
      Portfolio+++.......................     0.85%           --         0.15%        1.00%            --         1.00%
   Legg Mason Partners Variable Large
      Cap Growth Portfolio++.............     0.75%           --         0.04%        0.79%            --         0.79%
   Legg Mason Partners Variable Large
      Cap Value Portfolio+++.............     0.60%           --         0.05%        0.65%            --         0.65%
   Legg Mason Partners Variable Mid Cap
      Core Portfolio++...................     0.75%           --         0.07%        0.82%            --         0.82%
   Legg Mason Partners Variable Money
      Market Portfolio++.................     0.45%           --         0.02%        0.47%            --         0.47%(5)
LEGG MASON PARTNERS VARIABLE PORTFOLIOS
   IV
   Legg Mason Partners Variable
      Multiple Discipline Portfolio --
      All Cap Growth and Value*..........     0.75%         0.25%        0.06%        1.06%            --         1.06%
   Legg Mason Partners Variable
      Multiple Discipline Portfolio --
      Balanced All Cap Growth and
      Value*.............................     0.75%         0.25%        0.06%        1.06%            --         1.06%
   Legg Mason Partners Variable
      Multiple Discipline Portfolio --
      Global All Cap Growth and Value*...     0.75%         0.25%        0.15%        1.15%            --         1.15%
   Legg Mason Partners Variable
      Multiple Discipline Portfolio --
      Large Cap Growth and Value*........     0.75%         0.25%        0.24%        1.24%            --         1.24%

LEGG MASON PARTNERS VARIABLE PORTFOLIOS
   V
   Legg Mason Partners Variable Small
      Cap Growth Opportunities
      Portfolio..........................     0.75%           --         0.30%        1.05%            --         1.05%
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio -- Class
      VC+................................     0.48%           --         0.41%        0.89%            --         0.89%(14)
   Mid-Cap Value Portfolio --
      Class VC+..........................     0.74%           --         0.38%        1.12%            --         1.12%(14)
MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value Portfolio --
      Class A............................     0.83%           --         3.64%        4.47%          3.37%        1.10%(6)
   Harris Oakmark International
      Portfolio -- Class A...............     0.82%           --         0.13%        0.95%            --         0.95%
   Janus Capital Appreciation Portfolio
      -- Class A.........................     0.65%           --         0.09%        0.74%            --         0.74%(6)
   Lord Abbett Growth and Income
      Portfolio --
      Class B*...........................     0.50%         0.25%        0.04%        0.79%            --         0.79%(6)

                                                        DISTRIBUTION
                                                           AND/OR                             CONTRACTUAL FEE   NET TOTAL
                                                        SERVICE (12B            TOTAL ANNUAL      WAIVER         ANNUAL
UNDERLYING                                  MANAGEMENT       -1)       OTHER      OPERATING   AND/OR EXPENSE   OPERATING
FUND:                                          FEE          FEES      EXPENSES     EXPENSES   REIMBURSEMENT    EXPENSES**
-----                                          ---          ----      --------     --------   -------------    ----------
   Lord Abbett Mid-Cap Value Portfolio        0.68%         0.25%       0.08%        1.01%           --           1.01%
      -- Class B*.........................
   Mercury Large-Cap Core Portfolio --
      Class A.............................    0.78%           --        0.12%        0.90%           --           0.90%(6)
   Met/AIM Small Cap Growth Portfolio --
      Class A.............................    0.90%           --        0.10%        1.00%           --           1.00%(6)
   MFS(R) Value Portfolio --
      Class A.............................    0.73%           --        0.24%        0.97%           --           0.97%(6)
   Neuberger Berman Real Estate
      Portfolio -- Class A................    0.67%           --        0.03%        0.70%           --           0.70%
   Pioneer Fund Portfolio -- Class A......    0.75%           --        0.28%        1.03%         0.03%          1.00%(6)
   Pioneer Mid-Cap Value Portfolio --
      Class A.............................    0.75%           --        2.84%        3.59%         2.59%          1.00%(6)
   Pioneer Strategic Income Portfolio --
      Class A.............................    0.73%           --        0.09%        0.82%           --           0.82%(6)
   Third Avenue Small Cap Value
      Portfolio -- Class B*...............    0.75%         0.25%       0.05%        1.05%           --           1.05%
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth
      Portfolio --
      Class D*............................    0.73%         0.10%       0.06%        0.89%           --           0.89%
   BlackRock Bond Income Portfolio --
      Class E*............................    0.40%         0.15%       0.07%        0.62%           --           0.62%(7)
   Capital Guardian U.S. Equity
      Portfolio -- Class A................    0.67%           --        0.06%        0.73%           --           0.73%
   FI Large Cap Portfolio -- Class A......    0.80%           --        0.06%        0.86%           --           0.86%(8)
   FI Value Leaders Portfolio --
   Class D*...............................    0.66%         0.10%       0.07%        0.83%           --           0.83%
   MFS(R) Total Return Portfolio -- Class
      F*..................................    0.57%         0.20%       0.16%        0.93%           --           0.93%(9)
   Oppenheimer Global Equity Portfolio
      -- Class B*.........................    0.60%         0.25%       0.33%        1.18%           --           1.18%
   T. Rowe Price Large Cap Growth
      Portfolio --
      Class B*+...........................    0.60%         0.25%       0.12%        0.97%           --           0.97%(10)
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
      Administrative Class................    0.25%           --        0.41%        0.66%           --           0.66%(11)
   Total Return Portfolio --
      Administrative Class................    0.25%           --        0.40%        0.65%           --           0.65%
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund --
      Class IB*+..........................    0.70%         0.25%       0.47%        1.42%           --           1.42%
   Putnam VT International Equity Fund
      -- Class IB*+.......................    0.75%         0.25%       0.18%        1.18%           --           1.18%
   Putnam VT Small Cap Value Fund --
      Class IB*...........................    0.76%         0.25%       0.08%        1.09%           --           1.09%

VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio
      -Class I+.........................      0.70%           --        0.07%        0.77%           --           0.77%
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio -- Service
      Class*............................      0.57%         0.10%       0.09%        0.76%           --           0.76%
   VIP Mid Cap Portfolio -- Service
      Class 2*..........................      0.57%         0.25%       0.12%        0.94%           --           0.94%

                                                                                                                         NET TOTAL
                                                                                                                          ANNUAL
                                                                                                                        OPERATING
                                                                                                                        EXPENSES
                                                         DISTRIBUTION                        CONTRACTUAL                INCLUDING
                                                            AND/OR                 TOTAL      FEE WAIVER   NET TOTAL        NET
                                                            SERVICE                ANNUAL      AND/OR        ANNUAL     EXPENSES OF
UNDERLYING                                   MANAGEMENT     (12B-1)     OTHER    OPERATING     EXPENSE     OPERATING    UNDERLYING
FUND:                                           FEE          FEES      EXPENSES   EXPENSES  REIMBURSEMENT  EXPENSES**   PORTFOLIOS
-----                                           ---          ----      --------   --------  -------------  ----------   ----------
METROPOLITAN SERIES FUND, INC.
MetLife Conservative Allocation
  Portfolio--Class B*...................      0.10%         0.25%      0.95%      1.30%        0.95%        0.35%      0.98%(12)(13)
MetLife Conservative to Moderate
  Allocation Portfolio--Class B*........      0.10%         0.25%      0.31%      0.66%        0.31%        0.35%      1.00%(12)(13)
MetLife Moderate Allocation
  Portfolio--Class B*...................      0.10%         0.25%      0.19%      0.54%        0.19%        0.35%      1.04%(12)(13)
MetLife Moderate to Aggressive
  Allocation Portfolio--Class B*........      0.10%         0.25%      0.24%      0.59%        0.24%        0.35%      1.06%(12)(13)
MetLife Aggressive Allocation
  Portfolio--Class B*...................      0.10%         0.25%      1.66%      2.01%        1.66%        0.35%      1.07%(12)(13)

------------

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

+     Closed to new investors.

++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.

NOTES

(1) As a result of a reorganization of another fund into the Fund, which will occur on or about May 1, 2006, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.

(2)   The Fund administration fee is paid indirectly through the management fee.

(3) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.

(4) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).

(5) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.

(6) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio. Fees and expenses for the following Portfolios are estimated for the year ending December 31, 2006: Dreman Small-Cap Value Portfolio, Janus

      Capital Appreciation Portfolio, Mercury Large-Cap Core Portfolio, Met/AIM Capital Appreciation Portfolio, MFS(R) Value Portfolio, Pioneer Fund Portfolio, Pioneer Mid-Cap Value Portfolio and Pioneer Strategic Income Portfolio. For Lord Abbett Growth and Income Portfolio, the Management Fee in the table has been restated to reflect a new fee schedule that became effective on January 1, 2006.

(7) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.

(8) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.

(9) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on May 1, 2006.

(10) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.

(11) Ratio of expenses to average net assets excluding interest expense is 0.65%.

(12) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.

(13) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable fee waivers and expense reimbursements) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable expense limitations), including the total operating expenses of the underlying portfolios (before any applicable expense limitations) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

(14) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on January 1, 2006.

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).

                                                  IF CONTRACT IS SURRENDERED     IF CONTRACT IS NOT SURRENDERED OR
                                                  AT THE END OF PERIOD SHOWN    ANNUITIZED AT THE END OF PERIOD SHOWN
                                            --------------------------------    -------------------------------------
FUNDING OPTION                              1 YEAR 3 YEARS  5 YEARS  10 YEARS   1 YEAR  3 YEARS    5 YEARS   10 YEARS
-----------------------------------         ------ -------  -------  --------   ------  -------    -------   --------
Underlying Fund with Maximum Total
  Annual Operating Expenses...............   1558   3027      4335     6901      758     2227       3635       6901
Underlying Fund with Minimum Total
  Annual Operating Expenses...............   1146   1849      2469     3651      346     1049       1769       3651

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT

Vintage XTRA Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                  MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
DEATH BENEFIT/OPTIONAL FEATURE                         ANNUITANT ON THE CONTRACT/RIDER DATE
------------------------------                    -----------------------------------------------
Standard Death Benefit                                                Age 80
Enhanced Death Benefit                                                Age 75
Enhanced Stepped-Up Provision (E.S.P.)                                Age 75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9325.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

PURCHASE PAYMENT CREDITS

For each Purchase Payment you make, we will add a credit to your Contract Value. For the initial Purchase Payment, and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time of such Purchase Payment. For those additional Purchase Payments, if the greater attained age is 69 or less, the credit is 5% and if the greater attained age is 70 through age 80, the credit is 4%.

We will apply the Purchase Payment Credit to the Variable Funding Options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit from any refunds made if:

      (a) you return your Contract during the right to return period (we will include any gains on the credit in the refund);

      (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the first 12 months after the Contract Date; or

      (c) you surrender or terminate your Contract within 12 months after the Contract Date.

When we determine the amount of Purchase Payment Credits to deduct from any refund amount or death benefit under (b) or (c), we will not include a credit's investment gains or losses.

You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits may not be included in your GMWB Remaining Benefit Base. Please refer to the description of the GMWB benefit for more information.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the

Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--

Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (see "Other
Information--Distribution of Variable Annuity Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9325 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

                  FUNDING                                   INVESTMENT                               INVESTMENT
                  OPTION                                    OBJECTIVE                             ADVISER/SUBADVISER
----------------------------------------   -----------------------------------------    -------------------------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity Fund -- Series     Seeks to provide growth of capital.          A I M Advisors, Inc.
     I+*
AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth Fund --    Seeks capital appreciation through           Capital Research and Management
     Class 2                               stocks.                                      Company
   American Funds Growth Fund --
     Class 2                               Seeks capital appreciation through           Capital Research and Management Company
                                           stocks.
   American Funds Growth-Income Fund --    Seeks both capital appreciation and          Capital Research and Management Company
     Class 2                               income.
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Income Securities Fund --      Seeks to maximize income while               Franklin Advisers, Inc.
     Class 2                               maintaining prospects for capital
                                           appreciation.
   Franklin Small-Mid Cap Growth           Seeks long-term capital growth.              Franklin Advisers, Inc.
     Securities Fund -- Class 2+
   Templeton Developing Markets            Seeks long-term capital appreciation.        Templeton Asset Management Ltd.
     Securities Fund -- Class 2
   Templeton Foreign Securities Fund --    Seeks long-term capital growth.              Templeton Investment Counsel, LLC
     Class 2                                                                            Subadviser: Franklin Templeton
                                                                                        Investment Management Limited
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio -- Service     Seeks long-term growth of capital.           Janus Capital Management LLC
     Shares
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap             Seeks long-term capital appreciation.        Lazard Asset Management LLC
     Portfolio
LEGG MASON PARTNERS INVESTMENT SERIES
   Legg Mason Partners Variable            Seeks capital appreciation, principally      Smith Barney Fund Management LLC
     Dividend Strategy Portfolio+*         through investments in dividend-paying
                                           stocks.
   Legg Mason Partners Variable            Seeks long-term capital growth.              Smith Barney Fund Management LLC
     Premier Selections All Cap Growth
     Portfolio+*
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable All        Seeks capital appreciation through           Salomon Brothers Asset Management
     Cap Portfolio -- Class I+*            investments.                                 Inc
   Legg Mason Partners Variable            Seeks long-term growth of capital, with      Salomon Brothers Asset Management Inc
     Investors Portfolio                   growth of current income as a secondary
                                           objective.
   Legg Mason Partners Variable Small      Seeks long term growth of capital.           Salomon Brothers Asset Management Inc
     Cap Growth Portfolio+*
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable            Seeks long-term appreciation of capital.     Smith Barney Fund Management LLC
     Appreciation Portfolio
   Legg Mason Partners Variable            Seeks high current income.                   Smith Barney Fund Management LLC
     Diversified Strategic Income                                                       Subadviser: Citigroup Asset
     Portfolio+*                                                                        Management Ltd.
   Legg Mason Partners Variable Equity     Seeks to correspond to the price and         TIMCO Asset Management, Inc.
     Index Portfolio -- Class II           yield performance of the S&P 500 Index.
   Legg Mason Partners Variable            Seeks long-term capital growth. Current      Smith Barney Fund Management LLC
     Fundamental Value Portfolio           income is a secondary consideration.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.


Legg Mason Partners Variable            Seeks to provide high current income         Smith Barney Fund Management LLC
  Adjustable Rate Income Portfolio      and to limit the degree of fluctuation
                                        of its net asset value resulting from
                                        movements in interest rates.
Legg Mason Partners Variable            Seeks long-term capital appreciation.        Smith Barney Fund Management LLC
  Aggressive Growth Portfolio

                  FUNDING                                   INVESTMENT                               INVESTMENT
                  OPTION                                    OBJECTIVE                             ADVISER/SUBADVISER
----------------------------------------   -----------------------------------------    -------------------------------------
   Legg Mason Partners Variable High       Seeks high current income. Secondarily,      Smith Barney Fund Management LLC
     Income Portfolio                      seeks capital appreciation.
   Legg Mason Partners Variable            Seeks total return on assets from            Smith Barney Fund Management LLC
     International All Cap Growth          growth of capital and income.
     Portfolio+*
   Legg Mason Partners Variable Large      Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Cap Growth Portfolio
   Legg Mason Partners Variable Large      Seeks long-term growth of capital with       Smith Barney Fund Management LLC
     Cap Value Portfolio+*                 current income as a secondary objective.
   Legg Mason Partners Variable Mid        Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Cap Core Portfolio
   Legg Mason Partners Variable Money      Seeks to maximize current income             Smith Barney Fund Management LLC
     Market Portfolio                      consistent with preservation of capital.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS IV
   Legg Mason Partners Variable            Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Multiple Discipline Portfolio --
     All Cap Growth and Value
   Legg Mason Partners Variable            Seeks a balance between long-term            Smith Barney Fund Management LLC
     Multiple Discipline Portfolio --      growth of capital and principal
     Balanced All Cap Growth and Value     preservation.
   Legg Mason Partners Variable            Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Multiple Discipline Portfolio --
     Global All Cap Growth and Value
   Legg Mason Partners Variable            Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Multiple Discipline Portfolio --
     Large Cap Growth and Value*
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V
   Legg Mason Partners Variable Small      Seeks long term capital growth.              Smith Barney Fund Management LLC
     Cap Growth Opportunities Portfolio
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio --          Seeks long-term growth of capital and        Lord, Abbett & Co. LLC
     Class VC+                             income without excessive fluctuations
                                           in market value.
   Mid-Cap Value Portfolio -- Class VC+    Seeks capital appreciation through           Lord, Abbett & Co. LLC
                                           investments, primarily in equity
                                           securities, which are believed to be
                                           undervalued in the marketplace.
MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value Portfolio --     Seeks capital appreciation.                  Met Investors Advisory, LLC
     Class A                                                                            Subadviser: Dreman Value Management
                                                                                        L.L.C.
   Harris Oakmark International            Seeks long-term capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class A                                                               Subadviser: Harris Associates L.P.
   Janus Capital Appreciation              Seeks capital appreciation.                  Met Investors Advisory, LLC
     Portfolio -- Class A                                                               Subadviser: Janus Capital
                                                                                        Management LLC
   Lord Abbett Growth and Income           Seeks growth of capital and current          Met Investors Advisory, LLC
     Portfolio -- Class B                  income without excessive fluctuations        Subadviser: Lord, Abbett & Co. LLC

                                        in the market value.
Lord Abbett Mid-Cap Value Portfolio     Seeks capital appreciation through           Met Investors Advisory, LLC
  -- Class B                            investment, primarily in equity              Subadviser: Lord, Abbett & Co. LLC
                                        securities which are believed to be
                                        undervalued in the marketplace.
Mercury Large-Cap Core Portfolio --     Seeks long-term capital growth.              Met Investors Advisory, LLC
  Class A                                                                            Subadviser: Merrill Lynch
                                                                                     Investment Managers, L.P.
Met/AIM Capital Appreciation            Seeks capital appreciation.                  Met Investors Advisory, LLC
  Portfolio -- Class A                                                               Subadviser:  AIM Capital
                                                                                     Management, Inc.
Met/AIM Small Cap Growth Portfolio      Seeks long-term growth of capital.           Met Investors Advisory, LLC
  -- Class A                                                                         Subadviser:  AIM Capital
                                                                                     Management, Inc.

                  FUNDING                                   INVESTMENT                               INVESTMENT
                  OPTION                                    OBJECTIVE                             ADVISER/SUBADVISER
----------------------------------------   -----------------------------------------    -------------------------------------
   MFS(R) Value Portfolio -- Class A       Seeks capital appreciation and               Met Investors Advisory, LLC
                                           reasonable income.                           Subadviser: Massachusetts Financial
                                                                                        Services Company
   Neuberger Berman Real Estate            Seeks to provide total return through        Met Investors Advisory, LLC
     Portfolio -- Class A                  investment in real estate securities,        Subadviser: Neuberger Berman
                                           emphasizing both capital appreciation        Management, Inc.
                                           and current income.
   Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital          Met Investors Advisory, LLC
                                           growth.                                      Subadviser: Pioneer Investment
                                                                                        Management, Inc.
   Pioneer Mid-Cap Value Portfolio --      Seeks capital appreciation.                  Met Investors Advisory, LLC
     Class A                                                                            Subadviser: Pioneer Investment
                                                                                        Management, Inc.
   Pioneer Strategic Income Portfolio      Seeks a high level of current income.        Met Investors Advisory, LLC
     -- Class A                                                                         Subadviser: Pioneer Investment
                                                                                        Management, Inc.
   Third Avenue Small Cap Value            Seeks long-term capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class B                                                               Subadviser: Third Avenue Management
                                                                                        LLC
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth             Seeks maximum capital appreciation.          MetLife Advisers, LLC
     Portfolio -- Class D                                                               Subadviser: BlackRock Advisors, Inc.
   BlackRock Bond Income Portfolio --      Seeks competitive total return               MetLife Advisers, LLC
     Class E                               primarily from investing in                  Subadviser: BlackRock Advisors, Inc.
                                           fixed-income securities.
   Capital Guardian U.S. Equity            Seeks long-term growth of capital.           MetLife Advisers, LLC
     Portfolio -- Class A                                                               Subadviser: Capital Guardian Trust
                                                                                        Company
   FI Large Cap Portfolio -- Class A       Seeks long-term growth of capital.           MetLife Advisers, LLC
                                                                                        Subadviser: Fidelity Management &
                                                                                        Research Company
   FI Value Leaders Portfolio -- Class D   Seeks long-term growth of capital.           MetLife Advisers, LLC
                                                                                        Subadviser: Fidelity Management &
                                                                                        Research Company
   MetLife Aggressive Allocation           Seeks growth of capital.                     MetLife Advisers, LLC
     Portfolio -- Class B
   MetLife Conservative Allocation         Seeks a high level of current income,        MetLife Advisers, LLC
     Portfolio -- Class B                  with growth of capital as a secondary
                                           objective.
   MetLife Conservative to Moderate        Seeks high total return in the form of       MetLife Advisers, LLC
     Allocation Portfolio -- Class B       income and growth of capital, with a
                                           greater emphasis on income.
   MetLife Moderate Allocation             Seeks a balance between a high level of      MetLife Advisers, LLC
     Portfolio -- Class B                  current income and growth of capital,
                                           with a greater emphasis on growth of
                                           capital.
   MetLife Moderate to Aggressive          Seeks growth of capital.                     MetLife Advisers, LLC
     Allocation Portfolio -- Class B

   MFS(R) Total Return Portfolio -- Class  Seeks a favorable total return through       MetLife Advisers, LLC
     F                                     investment in a diversified portfolio.       Subadviser: Massachusetts Financial
                                                                                        Services Company
   Oppenheimer Global Equity Portfolio     Seeks capital appreciation.                  MetLife Advisers, LLC
     -- Class B                                                                         Subadviser: OppenheimerFunds, Inc.
   T. Rowe Price Large Cap Growth          Seeks long-term growth of capital and,       MetLife Advisers, LLC
     Portfolio -- Class B+                 secondarily, dividend income.                Subadviser: T. Rowe Price
                                                                                        Associates Inc.
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --                Seeks maximum total return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of capital and             Company LLC
                                           prudent investment management.
   Total Return Portfolio --               Seeks maximum total return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of capital and             Company LLC
                                           prudent investment management.

                FUNDING                                   INVESTMENT                                 INVESTMENT
                  OPTION                                    OBJECTIVE                             ADVISER/SUBADVISER
----------------------------------------   -----------------------------------------    -------------------------------------
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund --      Seeks long-term growth of capital.           Putnam Investment Management, LLC
     Class IB+
   Putnam VT International Equity Fund     Seeks capital appreciation.                  Putnam Investment Management, LLC
     -- Class IB+
   Putnam VT Small Cap Value Fund --       Seeks capital appreciation.                  Putnam Investment Management, LLC
     Class IB
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio -- Class I+   Seeks capital appreciation.                  Van Kampen Asset Management
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio -- Service  Seeks long-term capital appreciation.        Fidelity Management & Research
     Class                                                                              Company
   VIP Mid Cap Portfolio -- Service        Seeks long-term growth of capital.           Fidelity Management & Research
     Class 2                                                                            Company

+     Closed to new investors.

* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.


ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:

Underlying Fund Name Changes

FORMER NAME                                                          NEW NAME
-----------                                                          --------
GREENWICH STREET SERIES FUND                                         LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Appreciation Portfolio                                              Legg Mason Partners Variable Appreciation Portfolio
   Diversified Strategic Income Portfolio                              Legg Mason Partners Variable Diversified Strategic
                                                                          Income Portfolio
   Equity Index Portfolio                                              Legg Mason Partners Variable Equity Index Portfolio
   Fundamental Value Portfolio                                         Legg Mason Partners Variable Fundamental Value
                                                                       Portfolio
SALOMON BROTHERS VARIABLE SERIES FUND INC                            LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
   All Cap Fund                                                        Legg Mason Partners Variable All Cap Portfolio
   Investors Fund                                                      Legg Mason Partners Variable Investors Portfolio
   Small Cap Growth Fund                                               Legg Mason Partners Variable Small Cap Growth Portfolio
SMITH BARNEY INVESTMENT SERIES                                       LEGG MASON PARTNERS VARIABLE INVESTMENT SERIES
   Smith Barney Dividend Strategy Portfolio                            Legg Mason Partners Variable Dividend Strategy
                                                                       Portfolio
   Smith Barney Premier Selections All Cap Growth Portfolio            Legg Mason Partners Variable Premier Selections All
                                                                          Cap Growth Portfolio
SMITH BARNEY MULTIPLE DISCIPLINE TRUST                               LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
   Multiple Discipline Portfolio -- All Cap Growth and Value            Legg Mason Partners Variable Multiple Discipline
                                                                          Portfolio -- All Cap Growth and Value
   Multiple Discipline Portfolio -- Balanced All Cap Growth             Legg Mason Partners Variable Multiple Discipline
     and Value                                                            Portfolio -- Balanced All Cap Growth and Value
   Multiple Discipline Portfolio -- Global All Cap Growth and           Legg Mason Partners Variable Multiple Discipline
     Value                                                                Portfolio -- Global All Cap Growth and Value
   Multiple Discipline Portfolio -- Large Cap Growth and Value          Legg Mason Partners Variable Multiple Discipline
                                                                          Portfolio -- Large Cap Growth and Value
TRAVELERS SERIES FUND INC.                                           LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   SB Adjustable Rate Income Portfolio                                 Legg Mason Partners Variable Adjustable Rate Income
                                                                          Portfolio
   Smith Barney Aggressive Growth Portfolio                            Legg Mason Partners Variable Aggressive Growth
                                                                       Portfolio
   Smith Barney High Income Portfolio                                  Legg Mason Partners Variable High Income Portfolio
   Smith Barney International All Cap Growth Portfolio                 Legg Mason Partners Variable International All Cap
                                                                          Growth Portfolio
   Smith Barney Large Capitalization Growth Portfolio                  Legg Mason Partners Variable Large Cap Growth
                                                                       Portfolio
   Smith Barney Large Cap Value Portfolio                              Legg Mason Partners Variable Large Cap Value Portfolio
   Smith Barney Mid Cap Core Portfolio                                 Legg Mason Partners Variable Mid Cap Core Portfolio
   Smith Barney Money Market Portfolio                                 Legg Mason Partners Variable Money Market Portfolio
VARIABLE ANNUITY PORTFOLIOS                                          LEGG MASON PARTNERS VARIABLE PORTFOLIOS V
   Smith Barney Small Cap Growth Opportunities Portfolio               Legg Mason Partners Variable Small Cap Growth
                                                                          Opportunities Portfolio

UNDERLYING FUND MERGERS/REORGANIZATIONS

The former Underlying Funds were merged with and into the new Underlying Funds.

FORMER UNDERLYING FUND                                           NEW UNDERLYING FUND
----------------------                                           -------------------
--                                                                  MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                                            Janus Capital Appreciation Portfolio
AIM VARIABLE INSURANCE FUND                                        AIM VARIABLE INSURANCE FUND
   AIM VI Premier Equity Fund                                      AIM VI Core Equity Fund
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   AIM Capital Appreciation Portfolio                                MET/AIM Capital Appreciation Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Equity Income Portfolio                                           FI Value Leaders Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Large Cap Portfolio                                               FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Aggressive Portfolio                   MetLife Aggressive Allocation Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Conservative Portfolio                 MetLife Conservative Allocation Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Moderate-Conservative Portfolio        MetLife Conservative to Moderate Allocation Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Moderate-Aggressive Portfolio          MetLife Moderate to Aggressive Allocation Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Moderate Portfolio                     MetLife Moderate Allocation Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Mercury Large Cap Core Portfolio                                  Mercury Large-Cap Core Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   MFS(R) Mid Cap Growth Portfolio                                     BlackRock Aggressive Growth Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   MFS(R) Total Return Portfolio                                       MFS(R) Total Return Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   MFS(R) Value Portfolio                                              MFS(R) Value PortfoLIO
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Mondrian International Stock Portfolio                            Harris Oakmark International Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Pioneer Fund Portfolio                                            Pioneer Fund Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Pioneer Mid-Cap Value Portfolio                                   Pioneer Mid-Cap Value Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Pioneer Strategic Income Portfolio                                Pioneer Strategic Income Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Strategic Equity Portfolio                                        FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Style Focus Series: Small Cap Growth Portfolio                    MET/AIM Small Cap Growth Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Style Focus Series: Small Cap Value Portfolio                     Dreman Small-Cap Value Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Travelers Managed Income Portfolio                                BlackRock Bond Income Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Van Kampen Enterprise Portfolio                                   Capital Guardian U.S. Equity Portfolio

UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were substituted for the former Underlying Funds.

FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
----------------------                                             -------------------
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                   MET INVESTORS SERIES TRUST
   AllianceBernstein Growth and Income Portfolio                     Lord Abbett Growth and Income Portfolio
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                   METROPOLITAN SERIES FUND, INC.
   AllianceBernstein Large Cap Growth Portfolio                      T. Rowe Price Large Cap Growth Portfolio
DELAWARE VIP TRUST                                                 MET INVESTORS SERIES TRUST
   Delaware VIP REIT Series                                          Neuberger Berman Real Estate Portfolio
FAM VARIABLE SERIES FUND, INC.                                     METROPOLITAN SERIES FUND, INC.
   Mercury Global Allocation Portfolio                               Oppenheimer Global Equity Portfolio
FAM VARIABLE SERIES FUND, INC.                                     MET INVESTORS SERIES TRUST
   Mercury Value Opportunities VI Fund                               Third Avenue Small Cap Value Portfolio
FRANKLIN TEMPLETON VIP TRUST                                       MET INVESTORS SERIES TRUST
   Mutual Shares Securities Fund                                     Lord Abbett Growth and Income Portfolio
FRANKLIN TEMPLETON VIP TRUST                                       METROPOLITAN SERIES FUND, INC.
   Templeton Growth Securities Fund                                  Oppenheimer Global Equity Portfolio

                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts and

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your registered representative and

      -     other costs of doing business

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:

             YEARS SINCE PURCHASE                   WITHDRAWAL
                 PAYMENT MADE                         CHARGE
---------------------------------------------       ----------
GREATER THAN OR EQUAL TO       BUT LESS THAN
          0 years                4 years                8%
          4 years                5 years                7%
          5 years                6 years                6%
          6 years                7 years                5%
          7 years                8 years                3%
          8 years                9 years                1%
         9 + years                                      0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then;

      (d)   any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     under the Managed Distribution Program, or

      - under the Nursing Home Confinement provision (as described in Appendix D)

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to partial withdrawals only. We reserve the right to not permit the provision on a full surrender.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59-1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $40 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase.

We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds;

      (2)   after an annuity payout has begun; or

      (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.25% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.45% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

           YEARS SINCE INITIAL                      WITHDRAWAL
            PURCHASE PAYMENT                          CHARGE
-----------------------------------------           ----------
GREATER THAN OR EQUAL TO    BUT LESS THAN
         0 years               4 years                 8%
         4 years               5 years                 7%
         5 years               6 years                 6%
         6 years               7 years                 5%
         7 years               8 years                 3%
         8 years               9 years                 1%
        9 + years                                      0%

Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each Variable Funding Option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the American Funds Global Growth Fund, Franklin Small-Mid Cap Growth Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable Diversified Strategic Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable International All Cap Growth Portfolio, Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio, Dreman Small-Cap Value Portfolio, Harris Oakmark International Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Putnam VT International Equity Fund and Putnam VT Small Cap Value Fund -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not currently available as a funding option, you may still participate in the Dollar Cost Averaging Program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

NAME OF RIDER:                     GMWB I                           GMWB II                          GMWB III
-------------                      ------                           -------                          --------
 ALSO CALLED:                Principal Guarantee              Principal Guarantee           Principal Guarantee Value

 AVAILABILITY:           Not available for purchase       Available on or after March      Available on or after March
                             on or after March 28,           28, 2005 if approved in          28, 2005 if approved in
                            2005, unless GMWB II is                 your state                       your state
                          not approved in your state

You may elect a GMWB rider only at the time of your initial purchase of the Contract.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. Your initial RBB does not include Purchase Payment Credits. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                      GMWB I               GMWB II             GMWB III
                                                                      ------               -------             --------
If you make your first withdrawal BEFORE the 3rd anniversary
   after you purchase GMWB:..................................        5% of RBB            5% of RBB            5% of RBB
If you make your first withdrawal AFTER the 3rd anniversary
   after you purchase GMWB:..................................       10% of RBB            10% of RBB           5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment, not including any Purchase Payment Credits. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties, but does reflect a 5% Purchase Payment Credit (see "The Annuity Contract - Purchase Payment Credits"). Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                   ASSUMES 10% GAIN ON INVESTMENT                       ASSUMES 10% LOSS ON INVESTMENT
                        ---------------------------------------------------   ----------------------------------------------------
                        CONTRACT                                              CONTRACT
                         VALUE              RBB               AWB (5%)         VALUE             RBB               AWB (5%)
                        --------    ------------------    -----------------   --------    -----------------   --------------------
VALUES AS OF

INITIAL GMWB
PURCHASE                $105,000         $100,000              $5,000         $105,000        $100,000              $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL           $115,500         $100,000              $5,000         $94,500         $100,000              $5,000

PARTIAL WITHDRAWAL        N/A            (100,000           [5,000 x (1-        N/A           (100,000             [5,000 x
REDUCTION (PWR)                                                                                               (1-89,418/100,000)]=
                                    x 10,000/115,500)=    90,000/100,000)]=               x 10,000/94,500)=         $529
                                          $8,658                $500                           $10,582

GREATER OF PWR OR                        $10,000                                               $10,582
THE DOLLAR AMOUNT
OF THE WITHDRAWAL
                                      (10,000>8,658)                                       (10,582>10,000)

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)              $10,000           $10,000               $500          $10,000          $10,582               $529

VALUE IMMEDIATELY
AFTER WITHDRAWAL        $105,500          $90,000              $4,500         $84,500          $89,418              $4,471

                          WITHDRAWAL EXAMPLE FOR GMWB I

                                   ASSUMES 10% GAIN ON INVESTMENT                       ASSUMES 10% LOSS ON INVESTMENT
                       ---------------------------------------------------    -------------------------------------------------
                       CONTRACT                                              CONTRACT
                         VALUE             RBB               AWB (5%)          VALUE             RBB              AWB (5%)
                       --------     -----------------    -----------------   --------     ----------------    -----------------
VALUES AS OF

INITIAL GMWB
PURCHASE               $105,000          $100,000             $5,000          $105,000        $100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL          $115,500          $100,000             $5,000          $94,500         $100,000             $5,000

IMMEDIATELY AFTER      $105,500          $91,342              $4,567          $84,500          $89,417             $4,471
WITHDRAWAL
                                       [100,000 -             [(5,000                        [100,000 -           [5,000 x
                                        (100,000         91,342/100,000)]                    (100,000        (89,417/100,000)]
                                    10,000/115,500)]                                     10,000/94,500)]

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)              $10,000           $8,658               $433           $10,000          $10,583              $529

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

            -     a qualified retirement plan (Code Section 401),

            -     a tax-sheltered annuity (Code Section 403(b)),

            -     an individual retirement account (Code Sections 408(a)),

            -     an individual retirement annuity (Code Section 408(b)), or

            -     a qualified deferred compensation plan (Code Section 457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 - 9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB anniversary.

            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value, minus any Purchase Payment Credits received 12 months before the date you reset. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable

Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                                          GMWB I                   GMWB II                   GMWB III
                                                          ------                   -------                   --------
Current Annual Charge...........................          0.40%                     0.50%                     0.25%
Maximum Annual Charge After a Reset.............          1.00%                     1.00%                      N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under
$1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                       GMWB I                          GMWB II                         GMWB III
                                       ------                          -------                         --------
AWB                         5% of RBB if first withdrawal   5% of RBB if first withdrawal
                               before 3rd anniversary           before 3rd anniversary
                           10% of RBB if first withdrawal  10% of RBB if first withdrawal
                                after 3rd anniversary          after 3rd anniversary                   5% of RBB
                           ------------------------------  ------------------------------              ---------
Annual Charge                           0.40%                           0.50%                           0.25%

Reset                                    Yes                             Yes                              No

Can I Cancel my GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                             anniversary of GMWB purchase    anniversary of GMWB purchase

Investment Restrictions                  No                              Yes                             Yes

Waiver of recalculation                  No                              Yes                             Yes
of AWB for Distributions
from Tax-Qualified Plans

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59-1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70-1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No dollar cost averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

      -     the death benefit will not be payable upon the Annuitant's death;

      -     the Contingent Annuitant becomes the Annuitant; and

      -     all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect either the Standard Death Benefit, or the Enhanced Death Benefit (also referred to as the "Annual Step-Up"). We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal or beneficiary contract continuation ("Death Report Date).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

      (1) your Contract Value, less any Purchase Payment Credits we applied within 12 months of the death or

      (2) the total Purchase Payments less the total amount of partial withdrawals you made under the Contract

ENHANCED DEATH BENEFIT: We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

      (1) your Contract Value, less any Purchase Payment Credits we applied within 12 months of the death

      (2) the total Purchase Payments less the total amount of partial withdrawals you made under the Contract or

      (3)   the "step-up value" as described below

STEP-UP VALUE. The step-up value will initially equal the initial Purchase Payment. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When you make a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. On each Contract anniversary before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within the last 12 months is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value before the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal, less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

       50,000 x (10,000/55,000) = $9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

       50,000 x (10,000/30,000) = $16,666

Your new step-up value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1)200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2)your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

                  50,000 x (10,000/55,000) = $9,090

Your new modified Purchase Payment would be 50,000 -- 9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

                  50,000 x (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                                                                                               MANDATORY
    BEFORE THE MATURITY DATE,               THE COMPANY WILL                                                  PAYOUT RULES
      UPON THE DEATH OF THE               PAY THE PROCEEDS TO:         UNLESS. . .                               APPLY*
--------------------------------    ------------------------------     --------------------------------   -------------------
OWNER (WHO IS NOT THE ANNUITANT)    The beneficiary (ies), or if       Unless the beneficiary elects to   Yes
(WITH NO JOINT OWNER)               none, to the Contract Owner's      continue the Contract rather
                                    estate.                            than receive the distribution.

OWNER (WHO IS THE ANNUITANT)        The beneficiary (ies), or if       Unless the beneficiary elects to   Yes
(WITH NO JOINT OWNER)               none, to the Contract Owner's      continue the Contract rather
                                    estate.                            than receive the distribution.

NON-SPOUSAL JOINT OWNER (WHO IS     The surviving joint owner.                                            Yes
NOT THE ANNUITANT)

NON-SPOUSAL JOINT OWNER (WHO IS     The beneficiary(ies), or if        Unless the beneficiary elects to   Yes
THE ANNUITANT)                      none, to the surviving joint       continue the Contract rather
                                    owner.                             than receive the distribution.

SPOUSAL JOINT OWNER (WHO IS NOT     The surviving joint owner.         Unless the spouse elects to        Yes
THE ANNUITANT)                                                         continue the Contract.

SPOUSAL JOINT OWNER (WHO IS THE     The beneficiary (ies) or, if       Unless the spouse elects to        Yes
ANNUITANT)                          none, to the surviving joint       continue the Contract.
                                    owner.
                                                                       A spouse who is not the
                                                                       beneficiary may decline to
                                                                       continue the Contract and
                                                                       instruct the Company to pay the
                                                                       beneficiary who may elect to
                                                                       continue the Contract.

ANNUITANT (WHO IS NOT THE           The beneficiary (ies), or if       Unless, the beneficiary elects     Yes
CONTRACT OWNER)                     none, to the Contract Owner.       to continue the Contract rather
                                    If the Contract Owner is not       than receive the distribution.
                                    living, then to the joint
                                    owner.  If none, then to the       But if there is a Contingent
                                    Contract Owner's estate.           Annuitant, then the Contingent
                                                                       Annuitant becomes the Annuitant
                                                                       and the Contract continues in
                                                                       effect (generally using the
                                                                       original Maturity Date). The
                                                                       proceeds will then be paid upon
                                                                       the death of the Contingent
                                                                       Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT      See death of "owner who is the                                        Yes
OWNER)                              Annuitant" above.

ANNUITANT (WHERE OWNER IS A         The beneficiary (ies) or if                                           Yes (Death of
NONNATURAL ENTITY/TRUST)            none, to the owner.                                                   Annuitant is
                                                                                                          treated as death of
                                                                                                          the owner in these
                                                                                                          circumstances.)

CONTINGENT ANNUITANT (ASSUMING      No death proceeds are payable;                                        Yes
ANNUITANT IS STILL ALIVE)           Contract continues.

BENEFICIARY                         No death proceeds are payable;                                        N/A
                                    Contract continues.

CONTINGENT BENEFICIARY              No death proceeds are payable;                                        N/A

                               QUALIFIED CONTRACTS


                                                                                                            MANDATORY
BEFORE THE MATURITY DATE, UPON              THE COMPANY WILL                                              PAYOUT RULES
       THE DEATH OF THE                    PAY THE PROCEEDS TO:          UNLESS. . .                          APPLY*
--------------------------------    ------------------------------       ------------------------------   ------------
OWNER / ANNUITANT                   The beneficiary (ies), or if none,   Unless the beneficiary elects
                                    to the Contract Owner's estate.      to continue the Contract
                                                                         rather than receive a
                                                                         distribution.                    Yes

BENEFICIARY                         No death proceeds are payable;
                                    Contract continues.                                                   N/A

CONTINGENT BENEFICIARY              No death proceeds are payable;
                                    Contract continues.                                                   N/A

--------------

* Certain payout rules of the Code are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the Annuitant's death, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If your spouse is named as one of multiple beneficiaries, your spouse can elect to continue the Contract only in the proportion to which he/she is entitled as a beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy; or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) payments for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us)..

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience as described above of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable

Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Cash Surrender Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with variable annuity option "Payments for Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

During the right to return period, you will not bear any Contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity Contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes. In certain states, we may be required to pay you the Contract Value.

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REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Fund BD III and Fund BD IV, respectively. Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund BD III and Fund BD IV for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

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PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.

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PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified
Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

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HURRICANE RELIEF

LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

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INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59-1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70-1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract

                                       55
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Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

      -     a non-taxable return of your purchase payment; or

      -     a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received

                                       56
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that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the

                                       57
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optional enhanced benefit(s) are deemed to be taxable distributions to you.
Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation

                                OTHER INFORMATION

Vintage XTRA is a service mark of Citigroup Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.

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THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.

MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, see "Distribution and Principal Underwriting Agreement" in the Statement of Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION

                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
   Capital Appreciation Fund (5/00)...................................    2005        0.580           0.676            1,156,794
                                                                          2004        0.492           0.580            1,259,417
                                                                          2003        0.400           0.492            1,688,768
                                                                          2002        0.541           0.400            1,612,958
                                                                          2001        0.742           0.541            1,770,037
                                                                          2000        1.000           0.742              189,085

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)....................    2005        0.783           0.816              689,725
                                                                          2004        0.751           0.783              835,150
                                                                          2003        0.609           0.751              895,510
                                                                          2002        0.885           0.609              994,353
                                                                          2001        1.000           0.885              421,659

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B (5/02)....    2005        1.127           1.162              146,657
                                                                          2004        1.027           1.127               77,989
                                                                          2003        0.788           1.027               72,029
                                                                          2002        1.000           0.788                6,028

   AllianceBernstein Large-Cap Growth Portfolio -- Class B (11/99)....    2005        0.668           0.756              889,375
                                                                          2004        0.625           0.668            1,057,694
                                                                          2003        0.514           0.625            1,190,268
                                                                          2002        0.753           0.514            1,278,582
                                                                          2001        0.925           0.753              892,135
                                                                          2000        1.127           0.925               96,323
                                                                          1999        1.000           1.127               76,688

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).......................    2005        1.106           1.245              813,522
                                                                          2004        0.989           1.106              820,524
                                                                          2003        0.741           0.989              734,396
                                                                          2002        0.880           0.741              699,143
                                                                          2001        1.041           0.880              358,085
                                                                          2000        1.301           1.041                4,990
                                                                          1999        1.000           1.301                   --

   Growth Fund -- Class 2 Shares (12/99)..............................    2005        1.097           1.257            1,757,373
                                                                          2004        0.989           1.097            1,620,395
                                                                          2003        0.733           0.989            1,423,815
                                                                          2002        0.984           0.733              997,632
                                                                          2001        1.220           0.984              537,903
                                                                          2000        1.184           1.220              112,468
                                                                          1999        1.000           1.184                   --

   Growth-Income Fund -- Class 2 Shares (3/00)........................    2005        1.271           1.326            1,352,898
                                                                          2004        1.167           1.271            1,515,560
                                                                          2003        0.894           1.167            1,322,363
                                                                          2002        1.110           0.894              697,242
                                                                          2001        1.098           1.110              343,429
                                                                          2000        1.000           1.098                   --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)..................    2005        2.221           2.347              576,119
                                                                          2004        1.714           2.221              585,483
                                                                          2003        1.297           1.714              586,611
                                                                          2002        1.258           1.297              542,919
                                                                          2001        1.173           1.258              169,706
                                                                          2000        1.000           1.173                7,111

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03)...........    2005        1.210           1.315               38,446
                                                                          2004        1.074           1.210               54,657
                                                                          2003        1.000           1.074                1,000

   Mercury Value Opportunities V.I. Fund -- Class III (11/03).........    2005        1.208           1.312               14,119
                                                                          2004        1.068           1.208               11,133
                                                                          2003        1.000           1.068                1,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class 2 Shares (5/05)...........    2005        1.000           1.052                   --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares
   (4/00).............................................................    2005        0.844           0.872              353,739
                                                                          2004        0.768           0.844              419,907
                                                                          2003        0.567           0.768              318,777
                                                                          2002        0.807           0.567              250,433
                                                                          2001        0.965           0.807              194,095
                                                                          2000        1.000           0.965                   --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02).............    2005        1.158           1.262              546,575
                                                                          2004        1.043           1.158              646,673
                                                                          2003        0.845           1.043              457,584
                                                                          2002        1.000           0.845              119,273

   Templeton Developing Markets Securities Fund -- Class 2 Shares
   (5/03).............................................................    2005        1.781           2.238              158,202
                                                                          2004        1.448           1.781               54,824
                                                                          2003        1.000           1.448                1,000

   Templeton Foreign Securities Fund -- Class 2 Shares (4/00).........    2005        1.082           1.176              517,884
                                                                          2004        0.926           1.082              322,771
                                                                          2003        0.710           0.926              249,365
                                                                          2002        0.884           0.710              169,930
                                                                          2001        1.068           0.884               49,286
                                                                          2000        1.000           1.068                   --

   Templeton Growth Securities Fund -- Class 2 Shares (5/02)..........    2005        1.180           1.267              344,861
                                                                          2004        1.032           1.180              238,864
                                                                          2003        0.792           1.032              107,706
                                                                          2002        1.000           0.792                1,558

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)......................................    2005        1.040           1.070              857,887
                                                                          2004        0.970           1.040              905,772
                                                                          2003        0.789           0.970              881,907

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
   Appreciation Portfolio  (continued)................................    2002        0.971           0.789              819,902
                                                                          2001        1.025           0.971              430,775
                                                                          2000        1.000           1.025                   --

   Diversified Strategic Income Portfolio (2/01)......................    2005        1.235           1.249              360,032
                                                                          2004        1.174           1.235              424,696
                                                                          2003        1.065           1.174              593,401
                                                                          2002        1.030           1.065              130,685
                                                                          2001        1.000           1.030              155,980

   Equity Index Portfolio -- Class II Shares (2/01)...................    2005        0.861           0.885            1,763,552
                                                                          2004        0.792           0.861            1,872,075
                                                                          2003        0.629           0.792            1,945,736
                                                                          2002        0.822           0.629            1,408,585
                                                                          2001        1.000           0.822            1,012,410

   Fundamental Value Portfolio (4/01).................................    2005        1.317           1.361              790,939
                                                                          2004        1.234           1.317              863,864
                                                                          2003        0.903           1.234              856,122
                                                                          2002        1.163           0.903              787,045
                                                                          2001        1.000           1.163              422,215

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)..................    2005        0.449           0.496               66,029
                                                                          2004        0.378           0.449              126,196
                                                                          2003        0.284           0.378              140,217
                                                                          2002        0.401           0.284              140,241
                                                                          2001        0.674           0.401              130,619
                                                                          2000        1.000           0.674                   --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).......................    2005        1.513           1.552               11,233
                                                                          2004        1.336           1.513                6,516
                                                                          2003        1.000           1.336                1,000

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).................................    2005        1.382           1.408              111,507
                                                                          2004        1.244           1.382               84,102
                                                                          2003        1.000           1.244               17,546

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
   Mid-Cap Value Portfolio (5/03).....................................    2005        1.541           1.644              120,350
                                                                          2004        1.260           1.541               41,464
                                                                          2003        1.000           1.260                5,686

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)...............    2005        1.125           1.133              366,843
                                                                          2004        1.048           1.125              235,306
                                                                          2003        1.000           1.048               29,952

   Total Return Portfolio -- Administrative Class (5/01)..............    2005        1.213           1.226            4,364,209
                                                                          2004        1.173           1.213            6,033,661
                                                                          2003        1.132           1.173            6,603,100
                                                                          2002        1.053           1.132            5,715,152
                                                                          2001        1.000           1.053            1,027,250

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)..........    2005        0.773           0.817              263,361
                                                                          2004        0.728           0.773              303,680
                                                                          2003        0.560           0.728              322,550
                                                                          2002        0.806           0.560              354,885
                                                                          2001        1.000           0.806               90,017

   Putnam VT International Equity Fund -- Class IB Shares (5/01)......    2005        1.011           1.118              227,235
                                                                          2004        0.882           1.011              177,298
                                                                          2003        0.696           0.882              174,431
                                                                          2002        0.857           0.696              120,823
                                                                          2001        1.000           0.857              172,126

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)...........    2005        1.611           1.701            1,174,869
                                                                          2004        1.295           1.611            1,251,913
                                                                          2003        0.877           1.295            1,304,358
                                                                          2002        1.088           0.877            1,111,270
                                                                          2001        1.000           1.088              218,519

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01).....................................    2005        1.309           1.343            1,491,826
                                                                          2004        1.225           1.309            1,743,085
                                                                          2003        0.894           1.225            1,680,295

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
   All Cap Fund -- Class I  (continued)...............................    2002        1.209           0.894            1,672,013
                                                                          2001        1.000           1.209              894,987

   Investors Fund -- Class I (5/01)...................................    2005        1.174           1.233            1,327,979
                                                                          2004        1.078           1.174            1,484,092
                                                                          2003        0.826           1.078            1,479,023
                                                                          2002        1.089           0.826            1,316,924
                                                                          2001        1.000           1.089              505,781

   Small Cap Growth Fund -- Class I (3/01)............................    2005        1.371           1.419              317,776
                                                                          2004        1.208           1.371              305,465
                                                                          2003        0.823           1.208              348,334
                                                                          2002        1.278           0.823              374,428
                                                                          2001        1.000           1.278              166,046

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)....................    2005        0.810           0.797               10,462
                                                                          2004        0.794           0.810               41,242
                                                                          2003        0.652           0.794               44,649
                                                                          2002        0.894           0.652               50,344
                                                                          2001        1.000           0.894               12,958

   Smith Barney Premier Selections All Cap Growth Portfolio (5/01)....    2005        0.868           0.910                   --
                                                                          2004        0.855           0.868                   --
                                                                          2003        0.646           0.855                   --
                                                                          2002        0.894           0.646               46,696
                                                                          2001        1.000           0.894                3,327

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and Value
   (10/02)............................................................    2005        1.447           1.502              413,219
                                                                          2004        1.376           1.447              656,505
                                                                          2003        1.061           1.376              761,481
                                                                          2002        1.000           1.061              149,827

   Multiple Discipline Portfolio -- Balanced All Cap Growth and Value
   (10/02)............................................................    2005        1.293           1.329              124,782
                                                                          2004        1.249           1.293              250,045
                                                                          2003        1.038           1.249              233,589
                                                                          2002        1.000           1.038                8,122

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
   Multiple Discipline Portfolio -- Global All Cap Growth and Value
   (10/02)............................................................    2005        1.515           1.592               54,475
                                                                          2004        1.394           1.515               55,373
                                                                          2003        1.074           1.394                1,790
                                                                          2002        1.000           1.074                1,000

   Multiple Discipline Portfolio -- Large Cap Growth and Value (10/02)    2005        1.432           1.462               12,442
                                                                          2004        1.360           1.432                4,270
                                                                          2003        1.069           1.360                3,645
                                                                          2002        1.000           1.069                1,000

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)..........................    2005        0.869           0.931              332,768
                                                                          2004        0.827           0.869              463,100
                                                                          2003        0.649           0.827              436,166
                                                                          2002        0.864           0.649              153,676
                                                                          2001        1.000           0.864               53,578

   Equity Income Portfolio (4/00).....................................    2005        1.240           1.278            2,764,524
                                                                          2004        1.145           1.240            3,118,779
                                                                          2003        0.885           1.145            3,246,588
                                                                          2002        1.043           0.885            2,913,402
                                                                          2001        1.133           1.043            1,567,212
                                                                          2000        1.000           1.133              197,368

   Large Cap Portfolio (11/99)........................................    2005        0.761           0.815              281,674
                                                                          2004        0.724           0.761              335,600
                                                                          2003        0.589           0.724              350,858
                                                                          2002        0.774           0.589              292,511
                                                                          2001        0.949           0.774              201,210
                                                                          2000        1.126           0.949               72,389
                                                                          1999        1.000           1.126                7,030

   Managed Allocation Series: Aggressive Portfolio (6/05).............    2005        1.000           1.078                   --

   Managed Allocation Series: Conservative Portfolio (8/05)...........    2005        1.022           1.032                   --

   Managed Allocation Series: Moderate Portfolio (6/05)...............    2005        1.002           1.047                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
   Managed Allocation Series: Moderate-Aggressive Portfolio (5/05)....    2005        1.000           1.066                   --

   Managed Allocation Series: Moderate-Conservative Portfolio
   (5/05).............................................................    2005        1.000           1.039                   --

   Mercury Large Cap Core Portfolio (8/00)............................    2005        0.815           0.900              288,511
                                                                          2004        0.713           0.815              357,722
                                                                          2003        0.597           0.713              361,013
                                                                          2002        0.808           0.597              331,234
                                                                          2001        1.057           0.808              253,154
                                                                          2000        1.000           1.057                8,995

   MFS(R) Emerging Growth Portfolio (4/00)............................    2005        0.652           0.632                   --
                                                                          2004        0.586           0.652              618,384
                                                                          2003        0.460           0.586              589,383
                                                                          2002        0.710           0.460              567,780
                                                                          2001        1.128           0.710              376,108
                                                                          2000        1.000           1.128               99,230

   MFS(R) Mid Cap Growth Portfolio (5/00).............................    2005        0.566           0.575            1,435,861
                                                                          2004        0.503           0.566              853,578
                                                                          2003        0.372           0.503              874,458
                                                                          2002        0.737           0.372              765,147
                                                                          2001        0.980           0.737              619,700
                                                                          2000        1.000           0.980               15,819

   MFS(R) Total Return Portfolio (6/00)...............................    2005        1.342           1.362            4,565,755
                                                                          2004        1.221           1.342            5,170,815
                                                                          2003        1.062           1.221            5,160,068
                                                                          2002        1.137           1.062            3,995,198
                                                                          2001        1.153           1.137            1,997,966
                                                                          2000        1.000           1.153               99,711

   MFS(R) Value Portfolio (5/04)......................................    2005        1.122           1.178               92,575
                                                                          2004        1.000           1.122               25,036

   Mondrian International Stock Portfolio (5/00)......................    2005        0.853           0.921              461,470
                                                                          2004        0.747           0.853              422,641
                                                                          2003        0.589           0.747              432,727
                                                                          2002        0.686           0.589              289,734

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
   Mondrian International Stock Portfolio  (continued)................    2001        0.943           0.686              286,652
                                                                          2000        1.000           0.943                   --

   Pioneer Fund Portfolio (5/03)......................................    2005        1.334           1.394               12,988
                                                                          2004        1.217           1.334                   --
                                                                          2003        1.000           1.217                1,000

   Pioneer Mid Cap Value Portfolio (6/05).............................    2005        1.020           1.063                   --

   Pioneer Strategic Income Portfolio (5/00)..........................    2005        1.373           1.404              415,323
                                                                          2004        1.255           1.373              377,848
                                                                          2003        1.065           1.255              133,615
                                                                          2002        1.020           1.065              134,078
                                                                          2001        0.992           1.020              499,291
                                                                          2000        1.000           0.992                7,948

   Strategic Equity Portfolio (11/99).................................    2005        0.737           0.741            1,288,013
                                                                          2004        0.678           0.737            1,601,573
                                                                          2003        0.519           0.678            1,832,344
                                                                          2002        0.792           0.519            1,656,273
                                                                          2001        0.927           0.792            1,087,180
                                                                          2000        1.149           0.927               50,352
                                                                          1999        1.000           1.149               11,645

   Style Focus Series: Small Cap Growth Portfolio (5/05)..............    2005        1.000           1.137                   --

   Style Focus Series: Small Cap Value Portfolio (5/05)...............    2005        0.987           1.110                   --

   Travelers Managed Income Portfolio (5/01)..........................    2005        1.220           1.220              569,778
                                                                          2004        1.203           1.220              650,112
                                                                          2003        1.125           1.203              598,298
                                                                          2002        1.116           1.125              339,945
                                                                          2001        1.000           1.116               99,793

   Van Kampen Enterprise Portfolio (8/00).............................    2005        0.665           0.707               45,456
                                                                          2004        0.649           0.665               45,757
                                                                          2003        0.524           0.649               45,389
                                                                          2002        0.753           0.524               44,642
                                                                          2001        0.970           0.753               10,867
                                                                          2000        1.000           0.970                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares (9/03).......    2005        0.997           1.006               73,496
                                                                          2004        0.999           0.997               55,729
                                                                          2003        1.000           0.999                1,000

   Smith Barney Aggressive Growth Portfolio (12/99)...................    2005        1.247           1.373            1,299,665
                                                                          2004        1.150           1.247            1,428,438
                                                                          2003        0.867           1.150            1,486,898
                                                                          2002        1.306           0.867            1,440,052
                                                                          2001        1.381           1.306              986,917
                                                                          2000        1.210           1.381              174,362
                                                                          1999        1.000           1.210               66,995

   Smith Barney High Income Portfolio (5/01)..........................    2005        1.141           1.155              546,583
                                                                          2004        1.048           1.141              716,219
                                                                          2003        0.833           1.048              829,906
                                                                          2002        0.873           0.833              350,349
                                                                          2001        1.000           0.873              100,742

   Smith Barney International All Cap Growth Portfolio (4/00).........    2005        0.671           0.739              230,643
                                                                          2004        0.577           0.671              242,158
                                                                          2003        0.459           0.577              229,296
                                                                          2002        0.627           0.459              364,700
                                                                          2001        0.924           0.627              252,361
                                                                          2000        1.000           0.924              118,688

   Smith Barney Large Cap Value Portfolio (11/99).....................    2005        1.018           1.069              431,822
                                                                          2004        0.933           1.018              448,566
                                                                          2003        0.742           0.933              485,974
                                                                          2002        1.008           0.742              545,220
                                                                          2001        1.114           1.008              296,057
                                                                          2000        0.998           1.114                   --
                                                                          1999        1.000           0.998                   --

   Smith Barney Large Capitalization Growth Portfolio (11/99).........    2005        0.922           0.956              513,161
                                                                          2004        0.931           0.922              595,960
                                                                          2003        0.640           0.931              598,968
                                                                          2002        0.863           0.640              531,515
                                                                          2001        1.000           0.863              318,778

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
   Smith Barney Large Capitalization Growth Portfolio  (continued)....    2000        1.090           1.000               28,368
                                                                          1999        1.000           1.090               11,616

   Smith Barney Mid Cap Core Portfolio (11/99)........................    2005        1.337           1.428              551,078
                                                                          2004        1.228           1.337              572,261
                                                                          2003        0.959           1.228              585,602
                                                                          2002        1.203           0.959              693,336
                                                                          2001        1.355           1.203              253,170
                                                                          2000        1.166           1.355                8,807
                                                                          1999        1.000           1.166                4,746

   Smith Barney Money Market Portfolio (7/00).........................    2005        1.060           1.075              385,628
                                                                          2004        1.066           1.060              508,616
                                                                          2003        1.074           1.066              537,567
                                                                          2002        1.075           1.074              903,444
                                                                          2001        1.052           1.075              353,750
                                                                          2000        1.000           1.052                   --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/00).................    2005        0.735           0.783              225,555
                                                                          2004        0.697           0.735              260,528
                                                                          2003        0.555           0.697              266,750
                                                                          2002        0.834           0.555              274,192
                                                                          2001        1.234           0.834              275,388
                                                                          2000        1.000           1.234                6,477

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio (5/01).......    2005        1.106           1.144              173,974
                                                                          2004        0.970           1.106              175,987
                                                                          2003        0.693           0.970              181,669
                                                                          2002        0.945           0.693              161,469
                                                                          2001        1.000           0.945                   --

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class (12/99).....................   2005        1.163           1.341              361,133
                                                                          2004        1.023           1.163              237,852
                                                                          2003        0.808           1.023              231,570
                                                                          2002        0.905           0.808              195,760
                                                                          2001        1.047           0.905               73,692

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
   Contrafund Portfolio -- Service Class  (continued).................    2000        1.138           1.047               64,462
                                                                          1999        1.000           1.138               64,462

   Mid Cap Portfolio -- Service Class 2 (5/01)........................    2005        1.529           1.779              576,226
                                                                          2004        1.244           1.529              449,306
                                                                          2003        0.912           1.244              393,509
                                                                          2002        1.000           0.912              397,241

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
   Capital Appreciation Fund (5/00)...................................    2005        1.170           1.351                   --
                                                                          2004        1.000           1.170                   --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)....................    2005        1.050           1.084                   --
                                                                          2004        1.000           1.050                   --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B (5/02)....    2005        1.081           1.105                   --
                                                                          2004        1.000           1.081                   --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B (11/99)....    2005        1.059           1.188                   --
                                                                          2004        1.000           1.059                   --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).......................    2005        1.113           1.241               57,308
                                                                          2004        1.000           1.113                   --

   Growth Fund -- Class 2 Shares (12/99)..............................    2005        1.086           1.233               40,949
                                                                          2004        1.000           1.086                   --

   Growth-Income Fund -- Class 2 Shares (3/00)........................    2005        1.065           1.102               41,477
                                                                          2004        1.000           1.065                   --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)..................    2005        1.288           1.349                8,790
                                                                          2004        1.000           1.288                   --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03)...........    2005        1.117           1.203                   --
                                                                          2004        1.000           1.117                   --

   Mercury Value Opportunities V.I. Fund -- Class III (11/03).........    2005        1.120           1.205                   --
                                                                          2004        1.000           1.120                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class 2 Shares (5/05)...........    2005        1.000           1.046               11,132

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares
   (4/00).............................................................    2005        1.085           1.111                   --
                                                                          2004        1.000           1.085                   --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02).............    2005        1.100           1.189               10,294
                                                                          2004        1.000           1.100                   --

   Templeton Developing Markets Securities Fund -- Class 2 Shares
   (5/03).............................................................    2005        1.262           1.572               21,611
                                                                          2004        1.000           1.262                   --

   Templeton Foreign Securities Fund -- Class 2 Shares (4/00).........    2005        1.156           1.245               37,211
                                                                          2004        1.000           1.156                   --

   Templeton Growth Securities Fund -- Class 2 Shares (5/02)..........    2005        1.120           1.191                   --
                                                                          2004        1.000           1.120                   --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)......................................    2005        1.057           1.077                   --
                                                                          2004        1.000           1.057                   --

   Diversified Strategic Income Portfolio (2/01)......................    2005        1.071           1.073                   --
                                                                          2004        1.000           1.071                   --

   Equity Index Portfolio -- Class II Shares (2/01)...................    2005        1.070           1.090                   --
                                                                          2004        1.000           1.070                   --

   Fundamental Value Portfolio (4/01).................................    2005        1.058           1.084                   --
                                                                          2004        1.000           1.058                   --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)..................    2005        1.130           1.237                   --
                                                                          2004        1.000           1.130                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).......................    2005        1.126           1.145                   --
                                                                          2004        1.000           1.126                   --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).................................    2005        1.100           1.110               10,841
                                                                          2004        1.000           1.100                   --

   Mid-Cap Value Portfolio (5/03).....................................    2005        1.161           1.228               27,966
                                                                          2004        1.000           1.161                   --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)...............    2005        1.068           1.065               23,901
                                                                          2004        1.000           1.068                   --

   Total Return Portfolio -- Administrative Class (5/01)..............    2005        1.045           1.046               24,113
                                                                          2004        1.000           1.045                   --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)..........    2005        1.067           1.118                   --
                                                                          2004        1.000           1.067                   --

   Putnam VT International Equity Fund -- Class IB Shares (5/01)......    2005        1.159           1.271                   --
                                                                          2004        1.000           1.159                   --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)...........    2005        1.193           1.248               16,399
                                                                          2004        1.000           1.193                   --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01).....................................    2005        1.057           1.075                   --
                                                                          2004        1.000           1.057                   --

   Investors Fund -- Class I (5/01)...................................    2005        1.080           1.124                   --
                                                                          2004        1.000           1.080                   --

   Small Cap Growth Fund -- Class I (3/01)............................    2005        1.166           1.196                   --
                                                                          2004        1.000           1.166                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)....................    2005        1.016           0.991                   --
                                                                          2004        1.000           1.016                   --

   Smith Barney Premier Selections All Cap Growth Portfolio (5/01)....    2005        1.026           1.066                   --
                                                                          2004        1.000           1.026                   --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and Value
   (10/02)............................................................    2005        1.039           1.069               10,168
                                                                          2004        1.000           1.039                   --

   Multiple Discipline Portfolio -- Balanced All Cap Growth and Value
   (10/02)............................................................    2005        1.031           1.051               53,553
                                                                          2004        1.000           1.031                   --

   Multiple Discipline Portfolio -- Global All Cap Growth and Value
   (10/02)............................................................    2005        1.067           1.111                2,462
                                                                          2004        1.000           1.067                   --

   Multiple Discipline Portfolio -- Large Cap Growth and Value (10/02)    2005        1.033           1.046                   --
                                                                          2004        1.000           1.033                   --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)..........................    2005        1.055           1.121                   --
                                                                          2004        1.000           1.055                   --

   Equity Income Portfolio (4/00).....................................    2005        1.102           1.126                   --
                                                                          2004        1.000           1.102                   --

   Large Cap Portfolio (11/99)........................................    2005        1.049           1.114                   --
                                                                          2004        1.000           1.049                   --

   Managed Allocation Series: Aggressive Portfolio (6/05).............    2005        1.000           1.073                   --

   Managed Allocation Series: Conservative Portfolio (8/05)...........    2005        1.020           1.026               60,113

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
   Managed Allocation Series: Moderate Portfolio (6/05)...............    2005        1.002           1.042               20,075

   Managed Allocation Series: Moderate-Aggressive Portfolio (5/05)....    2005        1.000           1.060                   --

   Managed Allocation Series: Moderate-Conservative Portfolio
   (5/05).............................................................    2005        1.000           1.033                   --

   Mercury Large Cap Core Portfolio (8/00)............................    2005        1.124           1.231                   --
                                                                          2004        1.000           1.124                   --

   MFS(R) Emerging Growth Portfolio (4/00)............................    2005        1.082           1.048                   --
                                                                          2004        1.000           1.082                   --

   MFS(R) Mid Cap Growth Portfolio (5/00).............................    2005        1.074           1.081                   --
                                                                          2004        1.000           1.074                   --

   MFS(R) Total Return Portfolio (6/00)...............................    2005        1.096           1.103                   --
                                                                          2004        1.000           1.096                   --

   MFS(R) Value Portfolio (5/04)......................................    2005        1.127           1.172                   --
                                                                          2004        1.000           1.127                   --

   Mondrian International Stock Portfolio (5/00)......................    2005        1.145           1.226                   --
                                                                          2004        1.000           1.145                   --

   Pioneer Fund Portfolio (5/03)......................................    2005        1.093           1.133               10,627
                                                                          2004        1.000           1.093                   --

   Pioneer Mid Cap Value Portfolio (6/05).............................    2005        1.019           1.058                   --

   Pioneer Strategic Income Portfolio (5/00)..........................    2005        1.104           1.119                   --
                                                                          2004        1.000           1.104                   --

   Strategic Equity Portfolio (11/99).................................    2005        1.098           1.095                   --
                                                                          2004        1.000           1.098                   --

   Style Focus Series: Small Cap Growth Portfolio (5/05)..............    2005        1.000           1.131                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
   Style Focus Series: Small Cap Value Portfolio (5/05)...............    2005        0.986           1.103                   --

   Travelers Managed Income Portfolio (5/01)..........................    2005        1.029           1.020                   --
                                                                          2004        1.000           1.029                   --

   Van Kampen Enterprise Portfolio (8/00).............................    2005        1.037           1.092                   --
                                                                          2004        1.000           1.037                   --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares (9/03).......    2005        0.998           0.998               15,385
                                                                          2004        1.000           0.998                   --

   Smith Barney Aggressive Growth Portfolio (12/99)...................    2005        1.066           1.164               36,319
                                                                          2004        1.000           1.066                   --

   Smith Barney High Income Portfolio (5/01)..........................    2005        1.085           1.088               12,468
                                                                          2004        1.000           1.085                   --

   Smith Barney International All Cap Growth Portfolio (4/00).........    2005        1.156           1.262                   --
                                                                          2004        1.000           1.156                   --

   Smith Barney Large Cap Value Portfolio (11/99).....................    2005        1.081           1.126                   --
                                                                          2004        1.000           1.081                   --

   Smith Barney Large Capitalization Growth Portfolio (11/99).........    2005        0.990           1.018                   --
                                                                          2004        1.000           0.990                   --

   Smith Barney Mid Cap Core Portfolio (11/99)........................    2005        1.095           1.159                   --
                                                                          2004        1.000           1.095                   --

   Smith Barney Money Market Portfolio (7/00).........................    2005        0.994           0.998                   --
                                                                          2004        1.000           0.994                   --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/00).................    2005        1.059           1.117                   --
                                                                          2004        1.000           1.059                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio (5/01).......    2005        1.170           1.199               16,941
                                                                          2004        1.000           1.170                   --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (12/99)...................    2005        1.108           1.265               17,056
                                                                          2004        1.000           1.108                   --

   Mid Cap Portfolio -- Service Class 2 (5/01)........................    2005        1.227           1.416               10,559
                                                                          2004        1.000           1.227                   --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large-Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners.

AIM V.I. Premier Equity Fund is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio is no longer available to new contract owners.

Fixed Fund is no longer available to new contract owners.

Franklin Small-Mid Cap Growth Securities Fund -- Class 2 is no longer available to new contract owners.

Salomon Brothers All Cap Fund -- Class I is no longer available to new contract owners.

Salomon Brothers Small Cap Growth Fund -- Class I is no longer available to new contract owners.

Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen Emerging Growth Portfolio -- Class I Shares is no longer available to new contract owners.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION

                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
   Capital Appreciation Fund (5/00)...................................    2005        0.580           0.676            7,869,627
                                                                          2004        0.492           0.580            8,682,856
                                                                          2003        0.400           0.492            9,196,896
                                                                          2002        0.541           0.400           10,337,045
                                                                          2001        0.742           0.541           14,174,851
                                                                          2000        0.928           0.742            9,685,366

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)....................    2005        0.783           0.816            1,550,953
                                                                          2004        0.751           0.783            1,746,250
                                                                          2003        0.609           0.751            2,078,822
                                                                          2002        0.885           0.609            1,958,680
                                                                          2001        1.000           0.885              772,623

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B (5/02)....    2005        1.127           1.162              836,628
                                                                          2004        1.027           1.127              821,546
                                                                          2003        0.788           1.027              805,689
                                                                          2002        1.000           0.788              288,171

   AllianceBernstein Large-Cap Growth Portfolio -- Class B (11/99)....    2005        0.668           0.756           13,620,446
                                                                          2004        0.625           0.668           16,701,254
                                                                          2003        0.514           0.625           20,289,834
                                                                          2002        0.753           0.514           22,920,668
                                                                          2001        0.925           0.753           30,657,551
                                                                          2000        1.127           0.925           26,711,914
                                                                          1999        1.000           1.127            2,118,594

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).......................    2005        1.106           1.245           10,391,145
                                                                          2004        0.989           1.106           10,671,866
                                                                          2003        0.741           0.989            9,954,233
                                                                          2002        0.880           0.741           10,006,380
                                                                          2001        1.041           0.880           10,783,872
                                                                          2000        1.301           1.041            9,193,213
                                                                          1999        1.000           1.301              496,228

   Growth Fund -- Class 2 Shares (11/99)..............................    2005        1.097           1.257           30,770,173
                                                                          2004        0.989           1.097           31,399,627
                                                                          2003        0.733           0.989           30,519,238
                                                                          2002        0.984           0.733           29,254,703
                                                                          2001        1.220           0.984           24,168,621
                                                                          2000        1.184           1.220           17,763,993
                                                                          1999        1.000           1.184              790,492

   Growth-Income Fund -- Class 2 Shares (11/99).......................    2005        1.271           1.326           21,463,117
                                                                          2004        1.167           1.271           22,247,206
                                                                          2003        0.894           1.167           20,672,145
                                                                          2002        1.110           0.894           19,762,828
                                                                          2001        1.098           1.110           17,618,589
                                                                          2000        1.031           1.098           10,615,411
                                                                          1999        1.000           1.031            1,022,054

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/00)..................    2005        2.221           2.347            1,426,888
                                                                          2004        1.714           2.221            1,614,681
                                                                          2003        1.297           1.714            1,701,015
                                                                          2002        1.258           1.297            1,710,144
                                                                          2001        1.173           1.258              481,199
                                                                          2000        1.042           1.173               48,709

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03)...........    2005        1.210           1.315               67,656
                                                                          2004        1.074           1.210               26,986
                                                                          2003        1.000           1.074                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
   Mercury Value Opportunities V.I. Fund -- Class III (12/03).........    2005        1.208           1.312              192,466
                                                                          2004        1.068           1.208              131,916
                                                                          2003        1.000           1.068               16,802

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class 2 Shares (5/05)...........    2005        1.028           1.052              175,707

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares
   (11/99)............................................................    2005        0.844           0.872            3,790,175
                                                                          2004        0.768           0.844            4,212,277
                                                                          2003        0.567           0.768            4,510,872
                                                                          2002        0.807           0.567            4,835,041
                                                                          2001        0.965           0.807            5,511,086
                                                                          2000        1.173           0.965            4,678,792
                                                                          1999        1.000           1.173              719,638

   Mutual Shares Securities Fund -- Class 2 Shares (5/02).............    2005        1.158           1.262            1,699,785
                                                                          2004        1.043           1.158            1,557,424
                                                                          2003        0.845           1.043            1,274,575
                                                                          2002        1.000           0.845              633,273

   Templeton Developing Markets Securities Fund -- Class 2 Shares
   (5/03).............................................................    2005        1.781           2.238              708,466
                                                                          2004        1.448           1.781              259,549
                                                                          2003        1.000           1.448              157,913

   Templeton Foreign Securities Fund -- Class 2 Shares (11/99)........    2005        1.082           1.176            6,083,715
                                                                          2004        0.926           1.082            5,996,738
                                                                          2003        0.710           0.926            5,855,211
                                                                          2002        0.884           0.710            5,959,767
                                                                          2001        1.068           0.884            6,615,238
                                                                          2000        1.109           1.068            5,495,504
                                                                          1999        1.000           1.109              445,419

   Templeton Growth Securities Fund -- Class 2 Shares (6/02)..........    2005        1.180           1.267            1,340,280
                                                                          2004        1.032           1.180              886,673

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
   Templeton Growth Securities Fund -- Class 2 Shares  (continued)....    2003        0.792           1.032              675,020
                                                                          2002        0.981           0.792              180,014

Greenwich Street Series Fund
   Appreciation Portfolio (11/99).....................................    2005        1.040           1.070            8,344,794
                                                                          2004        0.970           1.040            9,119,515
                                                                          2003        0.789           0.970            9,487,337
                                                                          2002        0.971           0.789            9,050,877
                                                                          2001        1.025           0.971            5,617,721
                                                                          2000        1.044           1.025            3,282,703
                                                                          1999        1.000           1.044              407,917

   Diversified Strategic Income Portfolio (11/99).....................    2005        1.235           1.249            5,421,715
                                                                          2004        1.174           1.235            5,871,619
                                                                          2003        1.065           1.174            7,014,816
                                                                          2002        1.030           1.065            6,437,646
                                                                          2001        1.013           1.030            5,810,704
                                                                          2000        0.999           1.013            4,456,819
                                                                          1999        1.000           0.999              156,084

   Equity Index Portfolio -- Class II Shares (11/99)..................    2005        0.861           0.885           16,905,236
                                                                          2004        0.792           0.861           18,836,125
                                                                          2003        0.629           0.792           19,589,108
                                                                          2002        0.822           0.629           17,735,675
                                                                          2001        0.951           0.822           14,784,877
                                                                          2000        1.063           0.951            9,919,249
                                                                          1999        1.000           1.063              638,959

   Fundamental Value Portfolio (11/99)................................    2005        1.317           1.361           10,599,477
                                                                          2004        1.234           1.317           11,843,618
                                                                          2003        0.903           1.234           12,622,271
                                                                          2002        1.163           0.903           12,486,442
                                                                          2001        1.245           1.163            8,723,448
                                                                          2000        1.048           1.245            2,061,001
                                                                          1999        1.000           1.048               29,295

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)..................    2005        0.449           0.496            5,414,722
                                                                          2004        0.378           0.449            6,161,479
                                                                          2003        0.284           0.378            7,020,554

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
   Mid Cap Growth Portfolio -- Service Shares  (continued)............    2002        0.401           0.284            7,331,562
                                                                          2001        0.674           0.401            9,326,574
                                                                          2000        1.000           0.674            6,961,748

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).......................    2005        1.513           1.552              893,526
                                                                          2004        1.336           1.513              698,253
                                                                          2003        1.000           1.336              134,336

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).................................    2005        1.382           1.408            1,064,845
                                                                          2004        1.244           1.382              674,660
                                                                          2003        1.000           1.244              305,344

   Mid-Cap Value Portfolio (5/03).....................................    2005        1.541           1.644            1,611,204
                                                                          2004        1.260           1.541            1,323,373
                                                                          2003        1.000           1.260              557,395

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)...............    2005        1.125           1.133            1,601,094
                                                                          2004        1.048           1.125            1,424,929
                                                                          2003        1.000           1.048              487,410

   Total Return Portfolio -- Administrative Class (5/01)..............    2005        1.213           1.226           13,636,234
                                                                          2004        1.173           1.213           14,874,186
                                                                          2003        1.132           1.173           17,564,278
                                                                          2002        1.053           1.132           17,039,505
                                                                          2001        1.000           1.053            3,528,611

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)..........    2005        0.773           0.817              180,170
                                                                          2004        0.728           0.773              189,012
                                                                          2003        0.560           0.728              219,075
                                                                          2002        0.806           0.560              193,101
                                                                          2001        1.000           0.806               82,991

   Putnam VT International Equity Fund -- Class IB Shares (5/01)......    2005        1.011           1.118            2,357,610
                                                                          2004        0.882           1.011            2,418,477
                                                                          2003        0.696           0.882            3,509,039

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
   Putnam VT International Equity Fund -- Class IB Shares
   (continued)........................................................    2002        0.857           0.696            3,188,678
                                                                          2001        1.000           0.857              239,877

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)...........    2005        1.611           1.701            3,265,401
                                                                          2004        1.295           1.611            3,517,982
                                                                          2003        0.877           1.295            3,647,627
                                                                          2002        1.088           0.877            3,088,400
                                                                          2001        1.000           1.088            1,040,422

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)....................................    2005        1.309           1.343            7,424,062
                                                                          2004        1.225           1.309            8,139,285
                                                                          2003        0.894           1.225            9,114,126
                                                                          2002        1.209           0.894            9,606,077
                                                                          2001        1.204           1.209            7,452,708
                                                                          2000        1.032           1.204            2,476,774
                                                                          1999        1.000           1.032               42,351

   Investors Fund -- Class I (11/99)..................................    2005        1.174           1.233            5,504,348
                                                                          2004        1.078           1.174            6,005,375
                                                                          2003        0.826           1.078            7,816,635
                                                                          2002        1.089           0.826            7,795,316
                                                                          2001        1.152           1.089            6,793,914
                                                                          2000        1.014           1.152            2,942,606
                                                                          1999        1.000           1.014               69,063

   Small Cap Growth Fund -- Class I (11/99)...........................    2005        1.371           1.419            1,951,209
                                                                          2004        1.208           1.371            2,193,044
                                                                          2003        0.823           1.208            2,776,264
                                                                          2002        1.278           0.823            2,106,333
                                                                          2001        1.397           1.278            2,044,688
                                                                          2000        1.213           1.397            1,826,310
                                                                          1999        1.000           1.213               56,346

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)....................    2005        0.810           0.797              387,532
                                                                          2004        0.794           0.810              203,625
                                                                          2003        0.652           0.794              191,601
                                                                          2002        0.894           0.652               95,273
                                                                          2001        1.000           0.894               78,232

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
   Smith Barney Premier Selections All Cap Growth Portfolio (5/01)....    2005        0.868           0.910              565,531
                                                                          2004        0.855           0.868              632,895
                                                                          2003        0.646           0.855              620,411
                                                                          2002        0.894           0.646              606,029
                                                                          2001        1.000           0.894              226,185

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and Value (10/02)..    2005        1.447           1.502            2,635,196
                                                                          2004        1.376           1.447            2,959,547
                                                                          2003        1.061           1.376            2,337,352
                                                                          2002        1.000           1.061              224,978

   Multiple Discipline Portfolio -- Balanced All Cap Growth and Value
   (10/02)............................................................    2005        1.293           1.329            2,737,615
                                                                          2004        1.249           1.293            2,880,403
                                                                          2003        1.038           1.249            2,438,742
                                                                          2002        1.000           1.038              195,141

   Multiple Discipline Portfolio -- Global All Cap Growth and Value
   (10/02)............................................................    2005        1.515           1.592              615,702
                                                                          2004        1.394           1.515              562,421
                                                                          2003        1.074           1.394              427,680
                                                                          2002        1.000           1.074               31,725

   Multiple Discipline Portfolio -- Large Cap Growth and Value (11/02)    2005        1.432           1.462              339,470
                                                                          2004        1.360           1.432              347,413
                                                                          2003        1.069           1.360              310,732
                                                                          2002        1.000           1.069                3,641

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)..........................    2005        0.869           0.931              804,530
                                                                          2004        0.827           0.869              806,240
                                                                          2003        0.649           0.827              872,264
                                                                          2002        0.864           0.649              711,965
                                                                          2001        1.000           0.864              630,256

   Equity Income Portfolio (11/99)....................................    2005        1.240           1.278            9,917,573
                                                                          2004        1.145           1.240           11,001,456
                                                                          2003        0.885           1.145           11,397,574

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
   Equity Income Portfolio  (continued)...............................    2002        1.043           0.885           10,600,886
                                                                          2001        1.133           1.043           10,046,727
                                                                          2000        1.052           1.133            4,977,279
                                                                          1999        1.000           1.052              174,100

   Large Cap Portfolio (11/99)........................................    2005        0.761           0.815            4,989,786
                                                                          2004        0.724           0.761            6,116,510
                                                                          2003        0.589           0.724            6,858,228
                                                                          2002        0.774           0.589            6,842,860
                                                                          2001        0.949           0.774            7,970,781
                                                                          2000        1.126           0.949            6,001,335
                                                                          1999        1.000           1.126              500,514

   Managed Allocation Series: Aggressive Portfolio (6/05).............    2005        1.007           1.078                   --

   Managed Allocation Series: Conservative Portfolio (5/05)...........    2005        1.000           1.032               33,294

   Managed Allocation Series: Moderate Portfolio (6/05)...............    2005        1.000           1.047              346,342

   Managed Allocation Series: Moderate-Aggressive Portfolio (5/05)....    2005        0.999           1.066              185,975

   Managed Allocation Series: Moderate-Conservative Portfolio (6/05)..    2005        1.008           1.039                   --

   Mercury Large Cap Core Portfolio (11/99)...........................    2005        0.815           0.900            2,796,240
                                                                          2004        0.713           0.815            3,089,053
                                                                          2003        0.597           0.713            3,688,680
                                                                          2002        0.808           0.597            4,148,896
                                                                          2001        1.057           0.808            4,279,316
                                                                          2000        1.135           1.057            3,766,401
                                                                          1999        1.000           1.135              307,732

   MFS(R) Emerging Growth Portfolio (11/99)...........................    2005        0.652           0.632                   --
                                                                          2004        0.586           0.652            7,856,772
                                                                          2003        0.460           0.586            8,772,131
                                                                          2002        0.710           0.460            9,835,278
                                                                          2001        1.128           0.710           12,537,784

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
   MFS(R) Emerging Growth Portfolio  (continued)......................    2000        1.433           1.128           10,965,615
                                                                          1999        1.000           1.433              936,269

   MFS(R) Mid Cap Growth Portfolio (5/00).............................    2005        0.566           0.575            9,346,433
                                                                          2004        0.503           0.566            2,634,584
                                                                          2003        0.372           0.503            3,413,182
                                                                          2002        0.737           0.372            3,504,601
                                                                          2001        0.980           0.737            3,647,107
                                                                          2000        0.929           0.980            2,539,453

   MFS(R) Total Return Portfolio (11/99)..............................    2005        1.342           1.362           21,085,686
                                                                          2004        1.221           1.342           23,762,190
                                                                          2003        1.062           1.221           24,417,025
                                                                          2002        1.137           1.062           22,713,962
                                                                          2001        1.153           1.137           16,974,046
                                                                          2000        1.003           1.153            5,181,152
                                                                          1999        1.000           1.003              229,693

   MFS(R) Value Portfolio (7/04)......................................    2005        1.122           1.178              665,186
                                                                          2004        0.994           1.122              365,637

   Mondrian International Stock Portfolio (5/00)......................    2005        0.853           0.921            2,661,031
                                                                          2004        0.747           0.853            2,599,833
                                                                          2003        0.589           0.747            1,473,404
                                                                          2002        0.686           0.589            1,220,371
                                                                          2001        0.943           0.686              885,468
                                                                          2000        0.957           0.943              356,321

   Pioneer Fund Portfolio (5/03)......................................    2005        1.334           1.394              112,741
                                                                          2004        1.217           1.334               78,072
                                                                          2003        1.000           1.217               62,749

   Pioneer Mid Cap Value Portfolio (5/05).............................    2005        1.000           1.063               39,090

   Pioneer Strategic Income Portfolio (6/00)..........................    2005        1.373           1.404            1,440,006
                                                                          2004        1.255           1.373              930,528
                                                                          2003        1.065           1.255              878,773
                                                                          2002        1.020           1.065              990,950
                                                                          2001        0.992           1.020            1,000,776
                                                                          2000        0.994           0.992              165,623

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
   Strategic Equity Portfolio (11/99).................................    2005        0.737           0.741           10,759,065
                                                                          2004        0.678           0.737           13,177,851
                                                                          2003        0.519           0.678           14,897,916
                                                                          2002        0.792           0.519           16,106,829
                                                                          2001        0.927           0.792           19,754,119
                                                                          2000        1.149           0.927           15,438,160
                                                                          1999        1.000           1.149            1,333,895

   Style Focus Series: Small Cap Growth Portfolio (6/05)..............    2005        1.032           1.137                  314

   Style Focus Series: Small Cap Value Portfolio (5/05)...............    2005        1.000           1.110               12,521

   Travelers Managed Income Portfolio (11/99).........................    2005        1.220           1.220            7,206,827
                                                                          2004        1.203           1.220            8,127,637
                                                                          2003        1.125           1.203            9,137,556
                                                                          2002        1.116           1.125            8,505,979
                                                                          2001        1.061           1.116            5,960,679
                                                                          2000        0.997           1.061            2,191,946
                                                                          1999        1.000           0.997              194,554

   Van Kampen Enterprise Portfolio (11/99)............................    2005        0.665           0.707            2,332,726
                                                                          2004        0.649           0.665            2,734,839
                                                                          2003        0.524           0.649            3,147,706
                                                                          2002        0.753           0.524            3,402,420
                                                                          2001        0.970           0.753            3,768,278
                                                                          2000        1.152           0.970            4,201,961
                                                                          1999        1.000           1.152              614,555

Travelers Series Fund Inc.

   SB Adjustable Rate Income Portfolio -- Class I Shares (9/03).......    2005        0.997           1.006              443,529
                                                                          2004        0.999           0.997              350,365
                                                                          2003        1.000           0.999                3,637

   Smith Barney Aggressive Growth Portfolio (11/99)...................    2005        1.247           1.373           17,148,499
                                                                          2004        1.150           1.247           18,826,641
                                                                          2003        0.867           1.150           20,242,471
                                                                          2002        1.306           0.867           20,165,150
                                                                          2001        1.381           1.306           19,643,514

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
   Smith Barney Aggressive Growth Portfolio  (continued)..............    2000        1.210           1.381           13,025,930
                                                                          1999        1.000           1.210            1,210,115

   Smith Barney High Income Portfolio (11/99).........................    2005        1.141           1.155            5,546,534
                                                                          2004        1.048           1.141            6,636,147
                                                                          2003        0.833           1.048            7,127,999
                                                                          2002        0.873           0.833            5,888,462
                                                                          2001        0.920           0.873            5,392,288
                                                                          2000        1.015           0.920            3,364,568
                                                                          1999        1.000           1.015              222,226

   Smith Barney International All Cap Growth Portfolio (11/99)........    2005        0.671           0.739            3,920,607
                                                                          2004        0.577           0.671            4,382,954
                                                                          2003        0.459           0.577            6,412,697
                                                                          2002        0.627           0.459            5,876,699
                                                                          2001        0.924           0.627            7,629,713
                                                                          2000        1.230           0.924            6,638,564
                                                                          1999        1.000           1.230              945,011

   Smith Barney Large Cap Value Portfolio (11/99).....................    2005        1.018           1.069            5,614,792
                                                                          2004        0.933           1.018            6,472,999
                                                                          2003        0.742           0.933            6,987,013
                                                                          2002        1.008           0.742            8,814,849
                                                                          2001        1.114           1.008            9,311,478
                                                                          2000        0.998           1.114            5,501,375
                                                                          1999        1.000           0.998            1,119,883

   Smith Barney Large Capitalization Growth Portfolio (11/99).........    2005        0.922           0.956           16,386,536
                                                                          2004        0.931           0.922           18,390,200
                                                                          2003        0.640           0.931           20,579,752
                                                                          2002        0.863           0.640           21,331,286
                                                                          2001        1.000           0.863           22,512,692
                                                                          2000        1.090           1.000           17,218,164
                                                                          1999        1.000           1.090            2,526,512

   Smith Barney Mid Cap Core Portfolio (11/99)........................    2005        1.337           1.428            4,677,175
                                                                          2004        1.228           1.337            5,286,958
                                                                          2003        0.959           1.228            6,086,848
                                                                          2002        1.203           0.959            6,634,416

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
   Smith Barney Mid Cap Core Portfolio  (continued)...................    2001        1.355           1.203            6,353,871
                                                                          2000        1.166           1.355            4,114,813
                                                                          1999        1.000           1.166              501,324

   Smith Barney Money Market Portfolio (11/99)........................    2005        1.060           1.075            9,714,014
                                                                          2004        1.066           1.060           10,724,738
                                                                          2003        1.074           1.066           13,369,673
                                                                          2002        1.075           1.074           23,858,907
                                                                          2001        1.052           1.075           34,802,834
                                                                          2000        1.006           1.052           16,551,256
                                                                          1999        1.000           1.006            2,574,330

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99)................    2005        0.735           0.783            7,374,304
                                                                          2004        0.697           0.735            8,593,546
                                                                          2003        0.555           0.697           10,823,223
                                                                          2002        0.834           0.555           12,482,675
                                                                          2001        1.234           0.834           14,221,625
                                                                          2000        1.393           1.234           13,192,232
                                                                          1999        1.000           1.393            1,613,716

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio (5/01).......    2005        1.106           1.144              523,941
                                                                          2004        0.970           1.106              477,894
                                                                          2003        0.693           0.970              734,566
                                                                          2002        0.945           0.693              646,552
                                                                          2001        1.000           0.945              301,808

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class (11/99).....................   2005        1.163           1.341            5,806,998
                                                                          2004        1.023           1.163            5,854,650
                                                                          2003        0.808           1.023            6,421,472
                                                                          2002        0.905           0.808            6,685,142
                                                                          2001        1.047           0.905            6,912,959
                                                                          2000        1.138           1.047            6,333,548
                                                                          1999        1.000           1.138            1,210,535

   Mid Cap Portfolio -- Service Class 2 (5/01)........................    2005        1.529           1.779            3,337,201
                                                                          2004        1.244           1.529            2,878,436

   Mid Cap Portfolio -- Service Class 2  (continued)..................    2003        0.912           1.244            1,954,640
                                                                          2002        1.000           0.912              844,778

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
   Capital Appreciation Fund (5/00)...................................    2005        1.170           1.351                   --
                                                                          2004        1.000           1.170                   --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)....................    2005        1.050           1.084                   --
                                                                          2004        1.000           1.050                   --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B (5/02)....    2005        1.081           1.105                   --
                                                                          2004        1.000           1.081                   --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B (11/99)....    2005        1.059           1.188                   --
                                                                          2004        1.000           1.059                   --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).......................    2005        1.113           1.241               68,097
                                                                          2004        1.000           1.113                   --

   Growth Fund -- Class 2 Shares (11/99)..............................    2005        1.086           1.233               10,301
                                                                          2004        1.000           1.086                   --

   Growth-Income Fund -- Class 2 Shares (11/99).......................    2005        1.065           1.102               11,556
                                                                          2004        1.000           1.065                   --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/00)..................    2005        1.288           1.349               36,512
                                                                          2004        1.000           1.288                   --

FAM Variable Series Funds, Inc.
Mercury Global Allocation V.I. Fund -- Class III (11/03)
   Mercury Value Opportunities V.I. Fund -- Class III (12/03).........    2005        1.120           1.205                   --
                                                                          2004        1.000           1.120                   --

Franklin Templeton Variable Insurance Products Trust

   Franklin Income Securities Fund -- Class 2 Shares (5/05)...........    2005        1.027           1.046                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
   Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares
   (11/99)............................................................    2005        1.085           1.111                   --
                                                                          2004        1.000           1.085                   --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02).............    2005        1.100           1.189                   --
                                                                          2004        1.000           1.100                   --

   Templeton Developing Markets Securities Fund -- Class 2 Shares
   (5/03).............................................................    2005        1.262           1.572               38,853
                                                                          2004        1.000           1.262                   --

   Templeton Foreign Securities Fund -- Class 2 Shares (11/99)........    2005        1.156           1.245               52,733
                                                                          2004        1.000           1.156                   --

   Templeton Growth Securities Fund -- Class 2 Shares (6/02)..........    2005        1.120           1.191                   --
                                                                          2004        1.000           1.120                   --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99).....................................    2005        1.057           1.077                   --
                                                                          2004        1.000           1.057                   --

   Diversified Strategic Income Portfolio (11/99).....................    2005        1.071           1.073                   --
                                                                          2004        1.000           1.071                   --

   Equity Index Portfolio -- Class II Shares (11/99)..................    2005        1.070           1.090                   --
                                                                          2004        1.000           1.070                   --

   Fundamental Value Portfolio (11/99)................................    2005        1.058           1.084                   --
                                                                          2004        1.000           1.058                   --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)..................    2005        1.130           1.237                   --
                                                                          2004        1.000           1.130                   --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).......................    2005        1.126           1.145                6,109
                                                                          2004        1.000           1.126                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).................................    2005        1.100           1.110                   --
                                                                          2004        1.000           1.100                   --

   Mid-Cap Value Portfolio (5/03).....................................    2005        1.161           1.228               44,386
                                                                          2004        1.000           1.161                   --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)...............    2005        1.068           1.065               54,415
                                                                          2004        1.000           1.068                   --

   Total Return Portfolio -- Administrative Class (5/01)..............    2005        1.045           1.046               16,638
                                                                          2004        1.000           1.045                   --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)..........    2005        1.067           1.118                   --
                                                                          2004        1.000           1.067                   --

   Putnam VT International Equity Fund -- Class IB Shares (5/01)......    2005        1.159           1.271                   --
                                                                          2004        1.000           1.159                   --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)...........    2005        1.193           1.248               17,538
                                                                          2004        1.000           1.193                   --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)....................................    2005        1.057           1.075                   --
                                                                          2004        1.000           1.057                   --

   Investors Fund -- Class I (11/99)..................................    2005        1.080           1.124                   --
                                                                          2004        1.000           1.080                   --

   Small Cap Growth Fund -- Class I (11/99)...........................    2005        1.166           1.196                   --
                                                                          2004        1.000           1.166                   --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)....................    2005        1.016           0.991                   --
                                                                          2004        1.000           1.016                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
   Smith Barney Premier Selections All Cap Growth Portfolio (5/01)....    2005        1.026           1.066                   --
                                                                          2004        1.000           1.026                   --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and Value
   (10/02)............................................................    2005        1.039           1.069              230,528
                                                                          2004        1.000           1.039                   --

   Multiple Discipline Portfolio -- Balanced All Cap Growth and Value
   (10/02)............................................................    2005        1.031           1.051               47,644
                                                                          2004        1.000           1.031                   --

   Multiple Discipline Portfolio -- Global All Cap Growth and Value
   (10/02)............................................................    2005        1.067           1.111                   --
                                                                          2004        1.000           1.067                   --

   Multiple Discipline Portfolio -- Large Cap Growth and Value
   (11/02)............................................................    2005        1.033           1.046                   --
                                                                          2004        1.000           1.033                   --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)..........................    2005        1.055           1.121                   --
                                                                          2004        1.000           1.055                   --

   Equity Income Portfolio (11/99)....................................    2005        1.102           1.126                   --
                                                                          2004        1.000           1.102                   --

   Large Cap Portfolio (11/99)........................................    2005        1.049           1.114                   --
                                                                          2004        1.000           1.049                   --

   Managed Allocation Series: Aggressive Portfolio (6/05).............    2005        1.007           1.073                   --

   Managed Allocation Series: Conservative Portfolio (5/05)...........    2005        1.000           1.026                   --

   Managed Allocation Series: Moderate Portfolio (6/05)...............    2005        1.000           1.042                   --

   Managed Allocation Series: Moderate-Aggressive Portfolio (5/05)....    2005        0.999           1.060                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
   Managed Allocation Series: Moderate-Conservative Portfolio
   (6/05).............................................................    2005        1.007           1.033                   --

   Mercury Large Cap Core Portfolio (11/99)...........................    2005        1.124           1.231                   --
                                                                          2004        1.000           1.124                   --

   MFS(R) Emerging Growth Portfolio (11/99)...........................    2005        1.082           1.048                   --
                                                                          2004        1.000           1.082                   --

   MFS(R) Mid Cap Growth Portfolio (5/00).............................    2005        1.074           1.081                   --
                                                                          2004        1.000           1.074                   --

   MFS(R) Total Return Portfolio (11/99)..............................    2005        1.096           1.103                   --
                                                                          2004        1.000           1.096                   --

   MFS(R) Value Portfolio (7/04)......................................    2005        1.127           1.172                   --
                                                                          2004        1.002           1.127                   --

   Mondrian International Stock Portfolio (5/00)......................    2005        1.145           1.226                   --
                                                                          2004        1.000           1.145                   --

   Pioneer Fund Portfolio (5/03)......................................    2005        1.093           1.133                   --
                                                                          2004        1.000           1.093                   --

   Pioneer Mid Cap Value Portfolio (5/05).............................    2005        1.000           1.058                   --

   Pioneer Strategic Income Portfolio (6/00)..........................    2005        1.104           1.119                   --
                                                                          2004        1.000           1.104                   --

   Strategic Equity Portfolio (11/99).................................    2005        1.098           1.095                   --
                                                                          2004        1.000           1.098                   --

   Style Focus Series: Small Cap Growth Portfolio (6/05)..............    2005        1.031           1.131                   --

   Style Focus Series: Small Cap Value Portfolio (5/05)...............    2005        1.000           1.103                   --

   Travelers Managed Income Portfolio (11/99).........................    2005        1.029           1.020                   --
                                                                          2004        1.000           1.029                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
   Van Kampen Enterprise Portfolio (11/99)............................    2005        1.037           1.092                   --
                                                                          2004        1.000           1.037                   --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares (9/03).......    2005        0.998           0.998                   --
                                                                          2004        1.000           0.998                   --

   Smith Barney Aggressive Growth Portfolio (11/99)...................    2005        1.066           1.164               24,417
                                                                          2004        1.000           1.066                   --

   Smith Barney High Income Portfolio (11/99).........................    2005        1.085           1.088                   --
                                                                          2004        1.000           1.085                   --

   Smith Barney International All Cap Growth Portfolio (11/99)........    2005        1.156           1.262                   --
                                                                          2004        1.000           1.156                   --

   Smith Barney Large Cap Value Portfolio (11/99).....................    2005        1.081           1.126                   --
                                                                          2004        1.000           1.081                   --

   Smith Barney Large Capitalization Growth Portfolio (11/99).........    2005        0.990           1.018                   --
                                                                          2004        1.000           0.990                   --

   Smith Barney Mid Cap Core Portfolio (11/99)........................    2005        1.095           1.159                   --
                                                                          2004        1.000           1.095                   --

   Smith Barney Money Market Portfolio (11/99)........................    2005        0.994           0.998                   --
                                                                          2004        1.000           0.994                   --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99)................    2005        1.059           1.117                   --
                                                                          2004        1.000           1.059                   --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio (5/01).......    2005        1.170           1.199               13,265
                                                                          2004        1.000           1.170                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR          END OF YEAR      END OF YEAR
--------------                                                            ----    -------------    -------------   ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (11/99)...................    2005        1.108           1.265               16,789
                                                                          2004        1.000           1.108                   --

   Mid Cap Portfolio -- Service Class 2 (5/01)........................    2005        1.227           1.416                   --
                                                                          2004        1.000           1.227                   --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large -- Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners.

AIM V.I. Premier Equity Fund is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio is no longer available to new contract owners.

Fixed Fund is no longer available to new contract owners.

Franklin Small-Mid Cap Growth Securities Fund -- Class 2 is no longer available to new contract owners.

Salomon Brothers All Cap Fund -- Class I is no longer available to new contract owners.

Salomon Brothers Small Cap Growth Fund -- Class I is no longer available to new contract owners.

Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen Emerging Growth Portfolio -- Class I Shares is no longer available to new contract owners.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirement, general economic trends and competitive factors.

TRANSFERS

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
          (AVAILABLE ONLY IF ENHANCED DEATH BENEFIT IS ELECTED AND THE
      ANNUITANT IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, the Annuitant begins confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty
(60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

      (a)   is Medicare approved as a provider of skilled nursing care services;
            and

      (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

      (a) is licensed as a nursing care facility by the state in which it is licensed;

      (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

      (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

      (d) provides, as a primary function, nursing care and room and board; and charges for these services;

      (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

      (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

      (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

      a. mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

      b. the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

      c. the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

      d. sensitivity to drugs voluntarily taken, unless prescribed by a physician

      e. drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following our receipt of proper written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payments made on or after the Annuitant's 71st birthday and less any Purchase Payment Credits applied within twelve months of the date of the withdrawal.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

                       The Insurance Company
                       Principal Underwriter
                       Distribution and Principal Underwriting Agreement Valuation of Assets
                       Federal Tax Considerations
                       Independent Registered Public Accounting Firm Condensed Financial Information
                       Financial Statements

Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-05-09-86 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-05-09-86.

Name:
      -----------------------------
Address:
          -------------------------

CHECK BOX:

[ ]  MIC-Book-05-09-86

[ ]  MLAC-Book-05-09-86

                       THIS PAGE INTENTIONALLY LEFT BLANK.

Book 05                                                              May 1, 2006

              PORTFOLIO ARCHITECT XTRA VARIABLE ANNUITY PROSPECTUS:
                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES
                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES

This prospectus describes PORTFOLIO ARCHITECT XTRA VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. If you select Variable Funding Options, your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:

AMERICAN FUNDS INSURANCE SERIES -- CLASS 2
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund

DREYFUS VARIABLE INVESTMENT FUND -- INITIAL SHARES
   Dreyfus Variable Investment Fund -- Appreciation Portfolio
   Dreyfus Variable Investment Fund -- Developing Leaders
     Portfolio+

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund

JANUS ASPEN SERIES -- SERVICE SHARES
   Global Technology Portfolio

LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. -- CLASS I+
   Legg Mason Partners Variable All Cap Portfolio+
   Legg Mason Partners Variable Investors Portfolio+
   Legg Mason Partners Variable Large Cap Growth Portfolio+
   Legg Mason Partners Variable Small Cap Growth Portfolio+

LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
   Legg Mason Partners Variable Aggressive Growth Portfolio -- Class I+ Legg Mason Partners Variable Equity Index Portfolio -- Class II+ Legg Mason Partners Variable Growth and Income Portfolio -- Class I+

LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
   Legg Mason Partners Variable Adjustable Rate Income Portfolio+
   Legg Mason Partners Variable Social Awareness Stock Portfolio+

MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock Portfolio -- Class A+
   Dreman Small-Cap Value Portfolio -- Class A+
   Federated High Yield Portfolio -- Class A+

   Harris Oakmark International Portfolio -- Class A+

   Janus Capital Appreciation Portfolio -- Class A+
   Legg Mason Partners Managed Assets Portfolio - Class A+
   Lord Abbett Bond Debenture Portfolio -- Class A+
   Lord Abbett Growth and Income Portfolio -- Class B+
   Lord Abbett Mid-Cap Value Portfolio -- Class B+
   Mercury Large-Cap Core Portfolio -- Class A+
   Met/AIM Capital Appreciation Portfolio -- Class A+
   Met/AIM Small Cap Growth Portfolio -- Class A+
   MFS(R) Value Portfolio -- Class A+
   Neuberger Berman Real Estate Portfolio -- Class A+

   Pioneer Fund Portfolio -- Class A+

   Pioneer Mid-Cap Value Portfolio -- Class A+
   Pioneer Strategic Income Portfolio -- Class A+
   Third Avenue Small Cap Value Portfolio -- Class B+

METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth Portfolio -- Class D+
   BlackRock Bond Income Portfolio -- Class A+
   BlackRock Money Market Portfolio -- Class A+
   FI Large Cap Portfolio -- Class A+
   FI Value Leaders Portfolio -- Class D+
   MFS(R) Total Return Portfolio -- Class F+
   Oppenheimer Global Equity Portfolio -- Class B+
   Western Asset Management High Yield Bond Portfolio -- Class A+
   Western Asset Management U.S. Government Portfolio -- Class A+

PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS

   Real Return Portfolio

   Total Return Portfolio

PUTNAM VARIABLE TRUST -- CLASS IB

   Putnam VT Small Cap Value Fund

VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
   Comstock Portfolio
VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
   VIP Contrafund(R) PortfolIO
   VIP Mid Cap Portfolio
METROPOLITAN SERIES FUND, INC. -- ASSET ALLOCATION PORTFOLIO- CLASS B
   MetLife Conservative Allocation Portfolio+
   MetLife Conservative to Moderate Allocation Portfolio+
   MetLife Moderate Allocation Portfolio+
   MetLife Moderate to Aggressive Allocation Portfolio+
   MetLife Aggressive Allocation Portfolio+

----------
(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract--The Variable Funding Options" for more information.

* THE TRAVELERS LIFE INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.

We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you. The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS

Glossary.....................................................         3
Summary......................................................         5
Fee Table....................................................         9
Condensed Financial Information..............................        16
The Annuity Contract.........................................        16
   Contract Owner Inquiries..................................        17
   Purchase Payments.........................................        17
   Purchase Payment Credits..................................        18
   Accumulation Units........................................        18
   The Variable Funding Options..............................        18
The Fixed Account............................................        26
Charges and Deductions.......................................        26
   General...................................................        26
   Withdrawal Charge.........................................        26
   Free Withdrawal Allowance.................................        27
   Transfer Charge...........................................        27
   Administrative Charges....................................        27
   Mortality and Expense Risk Charge.........................        28
   Variable Liquidity Benefit Charge.........................        28
   Enhanced Stepped-Up Provision Charge......................        28
   Guaranteed Minimum Withdrawal Benefit Charge..............        28
   Variable Funding Option Expenses..........................        28

   Premium Tax...............................................        28
   Changes in Taxes Based upon Premium or Value..............        29
Transfers....................................................        29
   Market Timing/Excessive Trading...........................        29
   Dollar Cost Averaging.....................................        31
Access to Your Money.........................................        32
   Guaranteed Minimum Withdrawal Benefit.....................        32
   Systematic Withdrawals....................................        38
Ownership Provisions.........................................        38
   Types of Ownership........................................        38

     Contract Owner..........................................        38

     Beneficiary.............................................        38
     Annuitant...............................................        39

Death Benefit................................................        39
   Death Proceeds before the Maturity Date...................        39
   Enhanced Stepped-Up Provision.............................        40
   Payment of Proceeds.......................................        40
   Spousal Contract Continuance..............................        42
   Beneficiary Contract Continuance..........................        42
   Planned Death Benefit.....................................        43
   Death Proceeds after the Maturity Date....................        43
The Annuity Period...........................................        43
   Maturity Date.............................................        43
   Allocation of Annuity.....................................        44
   Variable Annuity..........................................        44
   Fixed Annuity.............................................        44
Payment Options..............................................        45
   Election of Options.......................................        45
   Annuity Options...........................................        45
   Variable Liquidity Benefit................................        45
Miscellaneous Contract Provisions............................        46
   Right to Return...........................................        46
   Termination...............................................        46
   Required Reports..........................................        46
   Suspension of Payments....................................        46
The Separate Accounts........................................        47
   Performance Information...................................        47
Federal Tax Considerations...................................        48
   General Taxation of Annuities.............................        48
   Types of Contracts: Qualified and Non-qualified...........        48
   Qualified Annuity Contracts...............................        48
     Taxation of Qualified Annuity Contracts.................        49
     Mandatory Distributions for Qualified Plans.............        49
   Non-qualified Annuity Contracts...........................        51
     Diversification Requirements for Variable Annuities.....        52
     Ownership of the Investments............................        52
     Taxation of Death Benefit Proceeds......................        52
   Other Tax Considerations..................................        52
     Treatment of Charges for Optional Benefits..............        52
     Puerto Rico Tax Considerations..........................        53
     Non-Resident Aliens.....................................        53
Other Information............................................        53
   The Insurance Companies...................................        53
   Financial Statements......................................        54
   Distribution of Variable Annuity Contracts................        54
   Conformity with State and Federal Laws....................        56
   Voting Rights.............................................        56
   Restrictions on Financial Transactions....................        56
   Legal Proceedings.........................................        56
Appendix A: Condensed Financial Information
   for MetLife Insurance Company of Connecticut
   Separate Account BD III...................................       A-1
Appendix B: Condensed Financial Information
   for MetLife Life and Annuity Company of
   Connecticut Separate Account BD IV........................       B-1
Appendix C: The Fixed Account................................       C-1
Appendix D: Waiver of Withdrawal Charge for Nursing Home
   Confinement...............................................       D-1
Appendix E: Contents of the Statement of Additional
   Information...............................................       E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of ConnecticutMetLife Life and Annuity Company of Connecticutor any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                        PORTFOLIO ARCHITECT XTRA ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company, ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors MetLife of CT Fund BD III for Variable Annuities ("Fund BD III"); MetLife Life and Annuity Company of Connecticut sponsors MetLife of CT Fund BD IV for Variable Annuities ("Fund BD IV"). When we refer to the Separate Account, we are referring to either Fund BD III or Fund BD IV, depending upon your issuing Company.

Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

The Contract is not available to new purchasers. However, you may continue to make additional Purchase Payments or transfer Contract Value among the Variable Funding Options.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state permits, we will refund your full Purchase Payment minus any Purchase Payment Credits. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits. We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any Contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credits. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.25% for the Standard Death Benefit and 1.45% for the Enhanced Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual Contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% after nine full years.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money -- Systematic Withdrawals -- Managed Distribution Program").

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - PURCHASE PAYMENT CREDITS. For each Purchase Payment you make, we will add a credit to your Contract Value. For the initial Purchase Payment, and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time of such Purchase Payment. For those additional Purchase Payments, if the greater attained age is 69 or less, the credit is 5% and if the greater attained age is 70 through age 80, the credit is 4%. The expenses for a Contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may offset the amount of the Purchase Payment Credit.

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE.................................................      8%(1)
(as a percentage of the Purchase Payments and associated Purchase
Payment Credits withdrawn)

TRANSFER CHARGE...................................................     $10(2)
(assessed on transfers that exceed 12 per year)

VARIABLE LIQUIDITY BENEFIT CHARGE.................................      8%(3)
(as a percentage of the present value of the remaining Annuity
Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net
Investment Factor used to calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGE

ANNUAL CONTRACT ADMINISTRATIVE CHARGE.............................     $40(4)

----------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 9 years. The charge is as follows:

           YEARS SINCE PURCHASE                  WITHDRAWAL
               PAYMENT MADE                        CHARGE
----------------------------------------         ----------
GREATER THAN OR EQUAL
           TO              BUT LESS THAN
        0 years               4 years                8%
        4 years               5 years                7%
        5 years               6 years                6%
        6 years               7 years                5%
        7 years               8 years                3%
        8 years               9 years                1%
        9 years+                                     0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

           YEARS SINCE INITIAL                   WITHDRAWAL
             PURCHASE PAYMENT                      CHARGE
----------------------------------------         ----------
GREATER THAN OR EQUAL
           TO              BUT LESS THAN
        0 years               4 years                8%
        4 years               5 years                7%
        5 years               6 years                6%
        6 years               7 years                5%
        7 years               8 years                3%
        8 years               9 years                1%
        9 years+                                     0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.25% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                               STANDARD DEATH BENEFIT       ENHANCED DEATH BENEFIT
                                               ----------------------       ----------------------
Mortality and Expense Risk Charge..........            1.25%(5)                     1.45%(5)
Administrative Expense Charge..............            0.15%                        0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
NO OPTIONAL FEATURES SELECTED..............            1.40%                        1.60%
Optional E.S.P. Charge.....................            0.20%                        0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. ONLY SELECTED.......................            1.60%                        1.80%
Optional GMWB I Charge(maximum upon reset).            1.00%(6)                     1.00%(6)
Optional GMWB II Charge(maximum upon reset)            1.00%(6)                     1.00%(6)
Optional GMWB III Charge...................            0.25%                        0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB I ONLY SELECTED.......................            2.40%                        2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB II ONLY SELECTED......................            2.40%                        2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB III ONLY SELECTED.....................            1.65%                        1.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB I SELECTED.................            2.60%                        2.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB II SELECTED................            2.60%                        2.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB III SELECTED...............            1.85%                        2.05%

----------
(5) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc., an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust and an amount equal to the underlying fund expenses that are in excess of 0.59% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio of the Met Investors Series Trust.

(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money--Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9368.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                           MINIMUM      MAXIMUM
                                                           -------      -------
TOTAL ANNUAL FUND OPERATING EXPENSES                        0.42%        4.47%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets

                                                DISTRIBUTION                               CONTRACTUAL FEE       NET TOTAL
                                                   AND/OR                   TOTAL ANNUAL       WAIVER              ANNUAL
UNDERLYING                       MANAGEMENT    SERVICE (12b-1)    OTHER      OPERATING     AND/OR EXPENSE        OPERATING
  FUND:                             FEE             FEES         EXPENSES     EXPENSES      REIMBURSEMENT         EXPENSES**
-------------------------------  ----------    ---------------   --------   ------------   ---------------       -----------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity Fund
     -- Series I+..............     0.60%             --           0.27%        0.87%            --                 0.87%(1)
AMERICAN FUNDS INSURANCE
   SERIES
   American Funds Global
     Growth Fund -- Class 2*...     0.58%           0.25%          0.04%        0.87%            --                 0.87%
   American Funds Growth
     Fund -- Class 2*..........     0.33%           0.25%          0.02%        0.60%            --                 0.60%
   American Funds
     Growth-Income Fund --
     Class 2*..................     0.28%           0.25%          0.01%        0.54%            --                 0.54%
CREDIT SUISSE TRUST
   Credit Suisse Trust
     Emerging Markets
     Portfolio+................     1.25%             --           0.44%        1.69%            --                 1.69%
DREYFUS VARIABLE INVESTMENT
   FUND
   Dreyfus Variable
     Investment Fund --
     Appreciation Portfolio
     -- Initial Shares.........     0.75%             --           0.05%        0.80%            --                 0.80%
   Dreyfus Variable
     Investment Fund --
     Developing Leaders
     Portfolio -- Initial
     Shares....................     0.75%             --           0.06%        0.81%            --                 0.81%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Templeton Developing
     Markets Securities Fund
     -- Class 2*...............     1.24%           0.25%          0.29%        1.78%            --                 1.78%
   Templeton Foreign
     Securities Fund -- Class
     2*........................     0.65%           0.25%          0.17%        1.07%          0.05%                1.02%(2)
JANUS ASPEN SERIES
   Global Life Sciences
     Portfolio -- Service
     Shares*+..................     0.64%           0.25%          0.31%        1.20%            --                 1.20%
   Global Technology
     Portfolio -- Service
     Shares*...................     0.64%           0.25%          0.09%        0.98%            --                 0.98%
   Worldwide Growth
     Portfolio -- Service
     Shares*+..................     0.60%           0.25%          0.01%        0.86%            --                 0.86%(3)
LAZARD RETIREMENT SERIES,
   INC.
   Lazard Retirement Small
     Cap Portfolio*............     0.75%           0.25%          0.22%        1.22%            --                 1.22%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners
     Variable All Cap
     Portfolio -- Class I......     0.75%             --           0.07%        0.82%            --                 0.82%
   Legg Mason Partners
     Variable Investors
     Portfolio -- Class I......     0.65%             --           0.06%        0.71%            --                 0.71%
   Legg Mason Partners
     Variable Large Cap
     Growth Portfolio --
     Class I...................     0.75%             --           0.72%        1.47%            --                 1.47%
   Legg Mason Partners
     Variable Small Cap
     Growth Portfolio --
     Class I...................     0.75%             --           0.22%        0.97%            --                 0.97%

                                                DISTRIBUTION                               CONTRACTUAL FEE       NET TOTAL
                                                   AND/OR                   TOTAL ANNUAL       WAIVER              ANNUAL
UNDERLYING                       MANAGEMENT    SERVICE (12b-1)    OTHER      OPERATING     AND/OR EXPENSE        OPERATING
  FUND:                             FEE             FEES         EXPENSES     EXPENSES      REIMBURSEMENT         EXPENSES**
-------------------------------  ----------    ---------------   --------   ------------   ---------------       -----------
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio --
     Class I....................    0.75%              --          0.18%        0.93%            --                 0.93%(4)
   Legg Mason Partners
     Variable Equity Index
     Portfolio -- Class II*.....    0.31%            0.25%         0.03%        0.59%            --                 0.59%
   Legg Mason Partners
     Variable Growth and
     Income Portfolio --
     Class I....................    0.65%              --          0.52%        1.17%            --                 1.17%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners
     Variable Adjustable
     Rate Income Portfolio*++...    0.55%            0.25%         0.28%        1.08%            --                 1.08%(5)
   Legg Mason Partners
     Variable Social
     Awareness Stock
     Portfolio++................    0.71%              --          0.04%        0.75%            --                 0.75%(6)
LORD ABBETT SERIES FUND, INC.
   Growth and Income
     Portfolio -- Class VC+.....    0.48%              --          0.41%        0.89%            --                 0.89%(16)
   Mid-Cap Value Portfolio --
     Class VC+..................    0.74%              --          0.38%        1.12%            --                 1.12%(16)
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap
     Stock Portfolio -- Class
     A..........................    0.70%              --          0.10%        0.80%            --                 0.80%
   Dreman Small-Cap Value
     Portfolio -- Class A.......    0.83%              --          3.64%        4.47%          3.37%                1.10%(7)
   Federated High Yield
     Portfolio -- Class A.......    0.60%              --          0.21%        0.81%            --                 0.81%
   Harris Oakmark
     International Portfolio
     -- Class A.................    0.82%              --          0.13%        0.95%            --                 0.95%
   Janus Capital
     Appreciation Portfolio
     -- Class A.................    0.65%              --          0.09%        0.74%            --                 0.74%
   Legg Mason Partners
     Managed Assets
     Portfolio -- Class A.......    0.50%              --          0.09%        0.59%            --                 0.59%
   Lord Abbett Bond
     Debenture Portfolio --
     Class A....................    0.51%              --          0.05%        0.56%            --                 0.56%
   Lord Abbett Growth and
     Income Portfolio --
     Class B*...................    0.50%            0.25%         0.04%        0.79%            --                 0.79%
   Lord Abbett Mid-Cap Value
     Portfolio -- Class B*......    0.68%            0.25%         0.08%        1.01%            --                 1.01%
   Mercury Large-Cap Core
     Portfolio -- Class A.......    0.78%              --          0.12%        0.90%            --                 0.90%
   Met/AIM Capital
     Appreciation Portfolio
     -- Class A.................    0.76%              --          0.05%        0.81%            --                 0.81%
   Met/AIM Small Cap Growth
     Portfolio -- Class A.......    0.90%              --          0.10%        1.00%            --                 1.00%(7)

   MFS(R) Value Portfolio --
     Class A...................     0.73%              --          0.24%        0.97%            --                 0.97%
   Neuberger Berman Real
     Estate Portfolio --
     Class A...................     0.67%              --          0.03%        0.70%            --                 0.70%
   Pioneer Fund Portfolio --
     Class A...................     0.75%              --          0.28%        1.03%          0.03%               1.00%(7)
   Pioneer Mid-Cap Value
     Portfolio -- Class A......     0.75%              --          2.84%        3.59%          2.59%               1.00%(7)

                                                DISTRIBUTION                               CONTRACTUAL FEE       NET TOTAL
                                                   AND/OR                   TOTAL ANNUAL       WAIVER              ANNUAL
UNDERLYING                       MANAGEMENT    SERVICE (12b-1)    OTHER      OPERATING     AND/OR EXPENSE        OPERATING
  FUND:                             FEE             FEES         EXPENSES     EXPENSES      REIMBURSEMENT         EXPENSES**
-------------------------------  ----------    ---------------   --------   ------------   ---------------       -----------
   Pioneer Strategic Income          0.73%             --          0.09%        0.82%            --                 0.82%
     Portfolio -- Class A......
   Third Avenue Small Cap
     Value Portfolio --
     Class B*..................      0.75%           0.25%         0.05%        1.05%            --                 1.05%
METROPOLITAN SERIES FUND,
   INC.
   BlackRock Aggressive
     Growth Portfolio --
     Class D*..................      0.73%           0.10%         0.06%        0.89%            --                 0.89%
   BlackRock Bond Income
     Portfolio -- Class A......      0.40%             --          0.07%        0.47%            --                 0.47%(8)
   BlackRock Money Market
     Portfolio -- Class A......      0.35%             --          0.07%        0.42%          0.01%                0.41%(9)
   FI Large Cap Portfolio --
     Class A...................      0.80%             --          0.06%        0.86%            --                 0.86%(10)
   FI Value Leaders
     Portfolio -- Class D*.....      0.66%           0.10%         0.07%        0.83%            --                 0.83%
   MFS(R) Total Return
     Portfolio -- Class F*.....      0.57%           0.20%         0.16%        0.93%            --                 0.93%(11)
   Oppenheimer Global
     Equity Portfolio --
     Class B*..................      0.60%           0.25%         0.33%        1.18%            --                 1.18%
   T. Rowe Price Large Cap
     Growth Portfolio --
     Class B*+.................      0.60%           0.25%         0.12%        0.97%            --                 0.97%(12)
   Western Asset Management
     High Yield Bond
     Portfolio -- Class A......      0.48%             --          0.12%        0.60%            --                 0.60%(10)
   Western Asset Management
     U.S. Government
     Portfolio -- Class A......      0.54%             --          0.07%        0.61%            --                 0.61%
PIMCO VARIABLE INSURANCE
   TRUST
   Real Return Portfolio --
     Administrative Class......      0.25%             --          0.41%        0.66%            --                 0.66%(13)
   Total Return Portfolio --
     Administrative Class......      0.25%             --          0.40%        0.65%            --                 0.65%
PUTNAM VARIABLE TRUST
   Putnam VT Discovery
     Growth Fund -- Class
     IB*+......................      0.70%           0.25%         0.47%        1.42%            --                 1.42%
   Putnam VT International
     Equity Fund -- Class
     IB*+......................      0.75%           0.25%         0.18%        1.18%            --                 1.18%
   Putnam VT Small Cap
     Value Fund -- Class IB*...      0.76%           0.25%         0.08%        1.09%            --                 1.09%

VAN KAMPEN LIFE
   INVESTMENT TRUST
   Comstock Portfolio Class
     II*.......................      0.56%           0.25%          0.03%        0.84%            --                 0.84%
   Enterprise Portfolio
     Class II*+................      0.50%           0.25%          0.18%        0.93%            --                 0.93%
VARIABLE INSURANCE
   PRODUCTS FUND
   VIP Contrafund(R)
     Portfolio -- Service
     Class 2*..................      0.57%           0.25%          0.09%        0.91%            --                 0.91%
   VIP Dynamic Capital
     Appreciation Portfolio
     -- Service Class 2*+......      0.57%           0.25%          0.36%        1.18%            --                 1.18%
   VIP Mid Cap Portfolio --
     Service Class 2*..........      0.57%           0.25%          0.12%        0.94%            --                 0.94%

                                                                                                                   NET TOTAL
                                                                                                                    ANNUAL
                                                                                                                   OPERATING
                                                                                                                    EXPENSES
                                             DISTRIBUTION                            CONTRACTUAL                   INCLUDING
                                               AND/OR                    TOTAL       FEE WAIVER      NET TOTAL        NET
                                               SERVICE                   ANNUAL        AND/OR         ANNUAL       EXPENSES OF
                                MANAGEMENT     (12b-1)        OTHER    OPERATING       EXPENSE       OPERATING     UNDERLYING
UNDERLYING FUND:                   FEE          FEES        EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES**     PORTFOLIOS
----------------                ----------   ------------   --------   ---------    -------------   -----------   -------------
  METROPOLITAN SERIES FUND,
   INC.
  MetLife Conservative
   Allocation Portfolio --
   Class B*....................    0.10%         0.25%         0.95%      1.30%          0.95%          0.35%     0.98%(14)(15)

  MetLife Conservative to
   Moderate Allocation
   Portfolio -- Class B*.......    0.10%         0.25%         0.31%      0.66%          0.31%          0.35%     1.00%(14)(15)

  MetLife Moderate Allocation
   Portfolio -- Class B*.......    0.10%         0.25%         0.19%      0.54%          0.19%          0.35%     1.04%(14)(15)

  MetLife Moderate to
   Aggressive Allocation
   Portfolio -- Class B*.......    0.10%         0.25%         0.24%      0.59%          0.24%          0.35%     1.06%(14)(15)

  MetLife Aggressive
   Allocation Portfolio --
   Class B*....................    0.10%         0.25%         1.66%      2.01%          1.66%          0.35%     1.07%(14)(15)

----------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

+     Closed to new investors.

++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.

NOTES

(1) As a result of a reorganization of another fund into the Fund, which will occur on or about May 1, 2006, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization. Effective upon the closing of the Reorganization, the advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses of Series I to 0.91% of average daily net assets including (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The expense limitation agreement is in effect through April 30, 2007.

(2) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).

(3) Effective February 1, 2006, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the performance fees are included in the Management Expenses section of the Janus Aspen Series Prospectus with further description in the Portfolio's Statement of Additional Information.

(4) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on December 1, 2005.

(5) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.

(6) Prior to December 1, 2005, the fund had an investment advisory fee of 0.65% and a separate administration fee of 0.06%. The Management Fee in the table has been restated to reflect a new fee schedule that became effective on December 1, 2005.

(7) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio. Fees and expenses for the following Portfolios are estimated for the year ending December 31, 2006: Batterymarch Mid-Cap Stock Portfolio, Dreman Small-Cap Value Portfolio, Federated High Yield Portfolio, Janus Capital Appreciation Portfolio, Legg Mason Partners Variable Managed Assets Portfolio, Mercury Large-Cap Core Portfolio, Met/AIM Capital Appreciation Portfolio, MFS(R) Value Portfolio, Pioneer Fund Portfolio, Pioneer Mid-Cap Value Portfolio and Pioneer Strategic Income Portfolio. For Lord Abbett Growth and Income Portfolio, the Management Fee in the table has been restated to reflect a new fee schedule that became effective on January 1, 2006.

(8) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.

(9) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.

(10) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.

(11) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on May 1, 2006.

(12) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.

(13) Ratio of expenses to average net assets excluding interest expense is 0.65%.

(14) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.

(15) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable expense limitations) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable expense limitations), including the total operating expenses of the underlying portfolios (before any applicable fee waivers and reimbursements) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

(16) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on January 1, 2006.

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge of 1.00% applies in all Contract Years).

                                           IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN                 ANNUITIZED AT THE END OF PERIOD SHOWN
                                          --------------------------------------    ---------------------------------------
FUNDING OPTION                            1 YEAR   3 YEARS    5 YEARS   10 YEARS    1 YEAR    3 YEARS   5 YEARS    10 YEARS
----------------                          -------- --------- ---------- --------    -------  ---------  ---------  --------
Underlying Fund with Minimum Total          1225      2195       3034       4712        463       1395      2334       4712
Annual Operating Expenses..............
Underlying Fund with Maximum Total
Annual Operating Expenses..............     1089      1799       2395       3543        327        999      1695       3543

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT

Portfolio Architect XTRA Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The Contract is not available to new purchasers. However, you may continue to make additional Purchase Payments or transfer Contract Value among the Variable Funding Options.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                             MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
DEATH BENEFIT/OPTIONAL FEATURE                    ANNUITANT ON THE CONTRACT/RIDER DATE
---------------------------------------      -----------------------------------------------
Standard Death Benefit                                              Age 80
Enhanced Death Benefit                                              Age 75
Enhanced Stepped-Up Provision  (E.S.P.)                             Age 75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. We may restrict Purchae Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

PURCHASE PAYMENT CREDITS

For each Purchase Payment you make, we will add a credit to your Contract Value. For the initial Purchase Payment, and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time of such Purchase Payment. For those additional Purchase Payments, if the greater attained age is 69 or less, the credit is 5% and if the greater attained age is 70 through age 80, the credit is 4%.

We will apply the Purchase Payment Credit to the Variable Funding Options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit from any refunds made if:

      (a) you return your Contract during the right to return period (we will include any gains on the credit in the refund)

      (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the first 12 months after the Contract Date or

      (c) you surrender or terminate your Contract within 12 months after the Contract Date

When we determine the amount of Purchase Payment Credits to deduct from any refund amount or death benefit under (b) or (c), we will not include a credit's investment gains or losses.

You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits may not be included in your GMWB Remaining Benefit Base. Please refer to the description of the GMWB benefit for more information.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

Administrative, Marketing and Support Service Fees. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (see "Other
Information--Distribution of Variable Annuity Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9368 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                       INVESTMENT                               INVESTMENT
                OPTION                                       OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------       -------------------------------------------  ---------------------------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity Fund -- Series       Seeks to provide growth of capital.          AIM Advisors, Inc.
   I+*
AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth              Seeks capital appreciation through stocks.   Capital Research and Management Company
    Fund -- Class 2
   American Funds Growth Fund --             Seeks capital appreciation through           Capital Research and Management
     Class 2                                 stocks.                                      Company
   American Funds Growth-Income Fund         Seeks both capital appreciation and income.  Capital Research and Management Company
     -- Class 2
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging              Seeks long-term growth of capital.           Credit Suisse Asset Management, LLC
     Markets Portfolio+                                                                   Subadviser: Credit Suisse Asset
                                                                                          Management Limited (U.K.), (Australia)
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund --       Seeks long-term capital growth               The Dreyfus Corporation
     Appreciation Portfolio -- Initial       consistent with the preservation of          Subadviser: Fayez Sarofim & Co.
     Shares                                  capital, with growth of current income
                                             is a secondary objective.
   Dreyfus Variable Investment Fund --        Seeks capital growth.                        The Dreyfus Corporation
     Developing Leaders Portfolio --
     Initial Shares
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Templeton Developing Markets              Seeks long-term capital appreciation.        Templeton Asset Management Ltd.
     Securities Fund -- Class 2
   Templeton Foreign Securities Fund         Seeks long-term capital growth.              Templeton Investment Counsel, LLC
     -- Class 2                                                                           Subadviser: Franklin Templeton
                                                                                          Investment Management Limited

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
JANUS ASPEN SERIES
   Global Life Sciences Portfolio --      Seeks long-term growth of capital.          Janus Capital Management LLC
     Service Shares+
   Global Technology Portfolio --         Seeks long-term capital growth.             Janus Capital Management LLC
     Service Shares
   Worldwide Growth Portfolio --          Seeks long-term growth of capital in a      Janus Capital Management LLC
     Service Shares+                      manner consistent with the preservation
                                          of capital.
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap            Seeks long-term capital appreciation.       Lazard Asset Management LLC
     Portfolio
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable All       Seeks capital appreciation through          Salomon Brothers Asset Management
     Cap Portfolio -- Class I             investments.                                Inc
   Legg Mason Partners Variable           Seeks long-term growth of capital, with     Salomon Brothers Asset Management
     Investors Portfolio - Class I        growth of current income as a secondary     Inc
                                          objective.
   Legg Mason Partners Variable Large     Seeks long-term growth of capital.          Salomon Brothers Asset Management
     Cap Growth Portfolio -- Class I                                                   Inc
   Legg Mason Partners Variable Small     Seeks long-term growth of capital.          Salomon Brothers Asset Management
     Cap Growth Portfolio -- Class I                                                   Inc
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable           Seeks capital appreciation.                 Salomon Brothers Asset Management
     Aggressive Growth Portfolio --                                                   Inc
     Class I
   Legg Mason Partners Variable           Seeks investment results that before        TIMCO Asset Management, Inc.
     Equity Index Portfolio -- Class II   expenses, correspond to the price and
                                          yield performance of the S&P 500 Index.
   Legg Mason Partners Variable           Seeks income and long-term capital          Salomon Brothers Asset Management
     Growth and Income Portfolio --        growth.                                     Inc
     Class I
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners Variable           Seeks to provide high current income        Smith Barney Fund Management LLC
     Adjustable Rate Income Portfolio     and to limit the degree of fluctuation
                                          of its net asset value resulting from
                                          movements in interest rates.
   Legg Mason Partners Variable           Seeks long-term capital appreciation        Smith Barney Fund Management LLC
     Social Awareness Stock Portfolio     and retention of net investment income.
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio --         Seeks long-term growth of capital and       Lord, Abbett & Co. LLC
     Class VC+                            income without excessive fluctuations
                                          in market value.
   Mid-Cap Value Portfolio -- Class VC+   Seeks capital appreciation through          Lord, Abbett & Co. LLC
                                          investments, primarily in equity
                                          securities, which are believed to be
                                          undervalued in the marketplace.
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock             Seeks growth of capital.                    Met Investors Advisory, LLC
     Portfolio -- Class A                                                             Subadviser: Batterymarch Financial
                                                                                      Management, Inc.
   Dreman Small-Cap Value Portfolio --    Seeks capital appreciation.                 Met Investors Advisory, LLC
     Class A                                                                          Subadviser: Dreman Value
                                                                                      Management L.L.C.
   Federated High Yield Portfolio --      Seeks high current income.                  Met Investors Advisory, LLC
     Class A                                                                          Subadviser: Federated Investment
                                                                                      Management Company

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
   Harris Oakmark International           Seeks long-term capital appreciation.       Met Investors Advisory, LLC
     Portfolio -- Class A                                                             Subadviser: Harris Associates L.P.
   Janus Capital Appreciation             Seeks capital appreciation.                 Met Investors Advisory, LLC
     Portfolio -- Class A                                                             Subadviser: Janus Capital
                                                                                      Management LLC
   Legg Mason Partners Managed Assets     Seeks high total return.                    Met Investors Advisory, LLC
     Portfolio -- Class A                                                             Subadviser: Legg Mason Capital
                                                                                      Management, Inc.
   Lord Abbett Bond Debenture             Seeks high current income and the           Met Investors Advisory, LLC
     Portfolio -- Class A                 opportunity for capital appreciation to     Subadviser: Lord, Abbett & Co. LLC
                                          produce a high total return.
   Lord Abbett Growth and Income          Seeks growth of capital and current         Met Investors Advisory, LLC
     Portfolio -- Class B                  income without excessive fluctuations      Subadviser: Lord, Abbett & Co. LLC
                                          in the market value.
   Lord Abbett Mid-Cap Value              Seeks capital appreciation through          Met Investors Advisory, LLC
     Portfolio -- Class B                 investments, primarily in equity            Subadviser: Lord, Abbett & Co. LLC
                                          securities which are believed to be
                                          undervalued in the marketplace.
   Mercury Large-Cap Core Portfolio --    Seeks long-term capital growth.             Met Investors Advisory LLC
     Class A                                                                          Subadviser: Merrill Lynch
                                                                                      Investment Managers, L.P.
   Met/AIM Capital Appreciation           Seeks capital appreciation.                 Met Investors Advisory, LLC
     Portfolio -- Class A                                                             Subadviser:  AIM Capital
                                                                                      Management, Inc.
   Met/AIM Small Cap Growth Portfolio     Seeks long-term growth of capital.          Met Investors Advisory, LLC
     -- Class A                                                                       Subadviser:  AIM Capital
                                                                                      Management, Inc.
   MFS(R) Value Portfolio -- Class A      Seeks capital appreciation and              Met Investors Advisory, LLC
                                          reasonable income.                          Subadviser: Massachusetts
                                                                                      Financial Services Company

   Neuberger Berman Real Estate           Seeks to provide total return through       Met Investors Advisory, LLC
     Portfolio -- Class A                 investment in real estate securities,       Subadviser: Neuberger Berman
                                          emphasizing both capital appreciation       Management, Inc.
                                          and current income.
   Pioneer Fund Portfolio -- Class A      Seeks reasonable income and capital         Met Investors Advisory, LLC
                                          growth.
                                                                                      Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Pioneer Mid-Cap Value Portfolio --     Seeks capital appreciation.                 Met Investors Advisory, LLC
     Class A                                                                          Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Pioneer Strategic Income Portfolio     Seeks a high level of current income.       Met Investors Advisory, LLC
     -- Class A                                                                       Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Third Avenue Small Cap Value           Seeks long-term capital appreciation.       Met Investors Advisory, LLC
     Portfolio -- Class B                                                             Subadviser: Third Avenue
                                                                                      Management LLC
METROPOLITAN SERIES FUND, INC.

   BlackRock Aggressive Growth            Seeks maximum capital appreciation.         MetLife Advisers, LLC
     Portfolio -- Class D                                                             Subadviser: BlackRock Advisors, Inc.
   BlackRock Bond Income Portfolio --     Seeks competitive total return              MetLife Advisers, LLC
     Class A                              primarily from investing in                 Subadviser: BlackRock Advisors,
                                          fixed-income securities.                    Inc.
   BlackRock Money Market Portfolio --    Seeks a high level of current income        MetLife Advisers, LLC
     Class A                              consistent with preservation of capital.    Subadviser: BlackRock Advisors,
                                                                                      Inc.
   FI Large Cap Portfolio -- Class A      Seeks long-term growth of capital.          MetLife Advisers, LLC
                                                                                      Subadviser: Fidelity Management &
                                                                                      Research Company
   FI Value Leaders Portfolio -- Class    Seeks long-term growth of capital.          MetLife Advisers, LLC
     D                                                                                Subadviser: Fidelity Management &
                                                                                      Research Company

   MetLife Aggressive Allocation          Seeks growth of capital.                    MetLife Advisers, LLC
     Portfolio -- Class B

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
   MetLife Conservative Allocation        Seeks a high level of current income,       MetLife Advisers, LLC
     Portfolio -- Class B                 with growth of capital as a secondary
                                          objective.
   MetLife Conservative to Moderate       Seeks high total return in the form of      MetLife Advisers, LLC
     Allocation Portfolio -- Class B      income and growth of capital, with a
                                          greater emphasis on income.
   MetLife Moderate Allocation            Seeks a balance between a high level of     MetLife Advisers, LLC
     Portfolio -- Class B                 current income and growth of capital,
                                          with a greater emphasis on growth of
                                          capital.

   MetLife Moderate to Aggressive         Seeks growth of capital.                    MetLife Advisers, LLC
     Allocation Portfolio -- Class B
   MFS(R) Total Return Portfolio --       Seeks a favorable total return through      MetLife Advisers, LLC
     Class F                              investment in a diversified portfolio.      Subadviser: Massachusetts
                                                                                      Financial Services Company

   Oppenheimer Global Equity              Seeks capital appreciation.                 MetLife Advisers, LLC
     Portfolio -- Class B                                                             Subadviser: OppenheimerFunds, Inc.
   T.Rowe Price Large Cap Growth          Seeks long-term growth of capital and,      MetLife Advisers, LLC Portfolio --
     Class B+*                            secondarily, dividend income.               Subadviser: T. Rowe Price
                                                                                      Associates Inc.

   Western Asset Management High          Seeks high current income.                  MetLife Advisers, LLC
     Yield Bond Portfolio -- Class A                                                  Subadviser: Western Asset
                                                                                      Management Company

   Western Asset Management U.S.          Seeks to maximize total return              MetLife Advisers, LLC
     Government Portfolio -- Class A      consistent with preservation of capital     Subadviser: Western Asset
                                          and maintenance of liquidity.               Management Company
PIMCO VARIABLE INSURANCE TRUST

   Real Return Portfolio --               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of  capital and           Company LLC
                                          prudent investment management.
   Total Return Portfolio --              Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of capital and            Company LLC
                                          prudent investment management.
PUTNAM VARIABLE TRUST

   Putnam VT Discovery Growth Fund --     Seeks long-term growth of capital.          Putnam Investment Management, LLC
     Class IB+

   Putnam VT International Equity         Seeks capital appreciation.                 Putnam Investment Management, LLC
     Fund -- Class IB+

   Putnam VT Small Cap Value Fund --      Seeks capital appreciation.                 Putnam Investment Management, LLC
     Class IB

VAN KAMPEN LIFE INVESTMENT TRUST

   Comstock Portfolio -- Class II         Seeks capital growth and income through     Van Kampen Asset Management
                                          investments in equity securities,
                                          including common stocks, preferred
                                          stocks and securities convertible into
                                          common and preferred stocks.

   Enterprise Portfolio -- Class II+      Seeks capital appreciation through          Van Kampen Asset Management
                                          investments in securities believed by
                                          the portfolio's investment adviser to
                                          have above-average potential for
                                          capital appreciation.

VARIABLE INSURANCE PRODUCTS FUND

   VIP Contrafund(R) Portfolio --         Seeks long-term capital appreciation.       Fidelity Management & Research
     Service Class 2                                                                  Company

   VIP Dynamic Capital Appreciation       Seeks capital appreciation.                 Fidelity Management & Research
     Portfolio -- Service Class 2+                                                     Company

   VIP Mid Cap Portfolio -- Service       Seeks long-term growth of capital.          Fidelity Management & Research
     Class 2                                                                          Company

----------
+     Closed to new investors.

* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.

UNDERLYING FUND NAME CHANGES

                         FORMER NAME                                                        NEW NAME
----------------------------------------------------               ------------------------------------------------------------
GREENWICH STREET SERIES FUND                                       LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Equity Index Portfolio                                            Legg Mason Partners Variable Equity Index Portfolio
   Salomon Brothers Variable Growth & Income Fund                    Legg Mason Partners Variable Growth and Income Portfolio
   Salomon Brothers Variable Aggressive Growth Fund                  Legg Mason Partners Variable Aggressive Growth Portfolio
SALOMON BROTHERS VARIABLE SERIES FUND INC                          LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
   All Cap Fund                                                      Legg Mason Partners Variable All Cap Portfolio
   Investors Fund                                                    Legg Mason Partners Variable Investors Portfolio
   Large Cap Growth Fund                                             Legg Mason Partners Variable Large Cap Growth Portfolio
   Small Cap Growth Fund                                             Legg Mason Partners Variable Small Cap Growth Portfolio
TRAVELERS SERIES FUND INC.                                         LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   SB Adjustable Rate Income Portfolio                               Legg Mason Partners Variable Adjustable Rate Income Portfolio
   Social Awareness Stock Portfolio
                                                                     Legg Mason Partners Variable Social Awareness Stock Portfolio

UNDERLYING FUND MERGERS/REORGANIZATIONS

The former Underlying Funds were merged with and into the new Underlying Funds.

                    FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
---------------------------------------------------------------    ------------------------------------------------------------
--                                                                 MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                                             Janus Capital Appreciation Portfolio
--                                                                 METROPOLITAN SERIES FUND, INC.
HIGH YIELD BOND TRUST                                                 Western Asset Management High Yield Bond Portfolio
--                                                                 MET INVESTORS SERIES TRUST
MANAGED ASSETS TRUST                                                  Legg Mason Partners Managed Assets Portfolio
--                                                                 METROPOLITAN SERIES FUND, INC.
MONEY MARKET PORTFOLIO                                                BlackRock Money Market Portfolio
AIM VARIABLE INSURANCE FUNDS                                       AIM VARIABLE INSURANCE FUNDS
   AIM VI Premier Equity Fund                                         AIM VI Core Equity Fund
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   AIM Capital Appreciation Portfolio                                 MET/AIM Capital Appreciation Portfolio

TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Convertible Securities Portfolio                                   Lord Abbett Bond Debenture Portfolio

TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Disciplined Mid Cap Stock Portfolio                                Batterymarch Mid-Cap Stock Portfolio

TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Equity Income Portfolio                                            FI Value Leaders Portfolio

TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Federated High Yield Portfolio                                     Federated High Yield Portfolio

TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Federated Stock Portfolio                                          Lord Abbett Growth and Income Portfolio

TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Large Cap Portfolio                                                FI Large Cap Portfolio

TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Conservative Portfolio                  MetLife Conservative Allocation Portfolio

TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Moderate-Conservative Portfolio         MetLife Conservative to Moderate Allocation Portfolio

TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Moderate Portfolio                      MetLife Moderate Allocation Portfolio

TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Moderate-Aggressive Portfolio           MetLife Moderate to Aggressive Allocation Portfolio

TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Aggressive Portfolio                    MetLife Aggressive Allocation Portfolio

TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Mercury Large Cap Core Portfolio                                   Mercury Large-Cap Core Portfolio

TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   MFS(R) Mid Cap Growth Portfolio                                    BlackRock Aggressive Growth Portfolio

TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   MFS(R) Total Return Portfolio                                      MFS(R) Total Return Portfolio

             FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
----------------------------------------------------               ------------------------------------------
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   MFS(R) Value Portfolio                                             MFS(R) Value PortfoLIo

TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Mondrian International Stock Portfolio                             Harris Oakmark International Portfolio

TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Pioneer Fund Portfolio                                             Pioneer Fund Portfolio

TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Pioneer Mid-Cap Value Portfolio                                    Pioneer Mid-Cap Value Portfolio

TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Pioneer Strategic Income Portfolio                                 Pioneer Strategic Income Portfolio

TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Strategic Equity Portfolio                                         FI Large Cap Portfolio

TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Style Focus Series: Small Cap Growth Portfolio                     MET/AIM Small Cap Growth Portfolio

TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
 Style Focus Series: Small Cap Value Portfolio                        Dreman Small-Cap Value Portfolio

TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Travelers Quality Bond Portfolio                                   BlackRock Bond Income Portfolio

TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   U.S. Government Securities Portfolio                               Western Asset Management U.S. Government Portfolio

UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were substituted for the former Underlying Funds.

            FORMER UNDERLYING FUND                                                  NEW UNDERLYING FUND
----------------------------------------------------               -----------------------------------------------------
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                   METROPOLITAN SERIES FUND, INC.
   AllianceBernstein Large Cap Growth Portfolio                       T. Rowe Price Large Cap Growth

DELAWARE VIP TRUST                                                 MET INVESTORS SERIES TRUST
   Delaware VIP REIT Series                                           Neuberger Berman Real Estate Portfolio

FAM VARIABLE SERIES FUND, INC.                                     METROPOLITAN SERIES FUND, INC.
   Mercury Global Allocation Portfolio                                Oppenheimer Global Equity Portfolio

FAM VARIABLE SERIES FUND, INC.                                     MET INVESTORS SERIES TRUST
   Mercury Value Opportunities V.I. Fund                              Third Avenue Small Cap Value Portfolio

FRANKLIN TEMPLETON VIP TRUST                                       MET INVESTORS SERIES TRUST
   Mutual Shares Securities Fund                                      Lord Abbett Growth and Income Portfolio

FRANKLIN TEMPLETON VIP TRUST                                       METROPOLITAN SERIES FUND, INC.
   Templeton Growth Securities Fund                                   Oppenheimer Global Equity Portfolio

JANUS ASPEN SERIES                                                 METROPOLITAN SERIES FUND, INC.
   Janus Aspen Balanced Portfolio                                     MSF Total Return Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS                                 MET INVESTORS SERIES TRUST
   Oppenheimer Main Street Fund/VA                                    Lord Abbett Growth and Income Portfolio

                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts and

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your registered representative and

      -     other costs of doing business

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:

          YEARS SINCE PURCHASE                  WITHDRAWAL
               PAYMENT MADE                       CHARGE
---------------------------------------    ----------------------
 GREATER THAN OR EQUAL    BUT LESS THAN
          TO
        0 years              4 years                8%
        4 years              5 years                7%
        5 years              6 years                6%
        6 years              7 years                5%
        7 years              8 years                3%
        8 years              9 years                1%
       9+ years                                     0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies, then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     under the Managed Distribution Program, or

      - under the Nursing Home Confinement provision (as described in Appendix D).

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to partial withdrawals only. We reserve the right to not permit the provision on a full surrender.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $40 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds;

      (2)   after an annuity payout has begun; or

      (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is equal to 1.25% annually. If you choose the Enhanced Death Benefit, the M&E charge is equal to 1.45% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

            YEARS SINCE INITIAL                        WITHDRAWAL
              PURCHASE PAYMENT                           CHARGE
--------------------------------------------           ----------
GREATER THAN OR EQUAL TO       BUT LESS THAN
        0 years                   4 years                  8%
        4 years                   5 years                  7%
        5 years                   6 years                  6%
        6 years                   7 years                  5%
        7 years                   8 years                  3%
        8 years                   9 years                  1%
        9+ years                                           0%

Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each Variable Funding Option. The E.S.P. option is available if the owner and Annuitant are both 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the American Funds Global Growth Fund, Credit Suisse Trust -- Emerging Markets Portfolio, Dreyfus Variable Investment Fund -- Developing Leaders Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Janus Aspen Series -- Global Technology Portfolio, Janus Aspen Series -- Worldwide Growth Portfolio, Lazard Retirement Small Cap Portfolio, Legg Mason

Partners Variable Small Cap Growth Portfolio, Dreman Small-Cap Value Portfolio, Federated High Yield Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Western Asset Management High Yield Bond Portfolio, Putnam VT International Equity Fund and Putnam VT Small Cap Value Fund--the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

NAME OF RIDER:                      GMWB I                               GMWB II                           GMWB III
-----------------      -------------------------------       -----------------------------       ----------------------------
ALSO CALLED:                      Principal                             Principal                          Principal
                                  Guarantee                             Guarantee                       Guarantee Value

AVAILABILITY:           Not available for purchase on          Available on or after March        Available on or after March
                       or after March 21, 2005, unless        21, 2005 if approved in your       21, 2005 if approved in your
                       GMWB II is not approved in your                    state                              state
                                    state

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. Your initial RBB does not include Purchase Payment Credits. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                      GMWB I              GMWB II            GMWB III
                                                                    ----------          ----------          ---------
If you make your first withdrawal BEFORE the 3rd anniversary         5% of RBB           5% of RBB          5% of RBB
after you purchase GMWB:........................................
If you make your first withdrawal AFTER the 3rd anniversary
after you purchase GMWB:........................................    10% of RBB          10% of RBB          5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment, not including any Purchase Payment Credits. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties, but does reflect a 5% Purchase Payment Credit (see "The Annuity Contract - Purchase Payment Credits"). Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                 ASSUMES 10% GAIN ON INVESTMENT                         ASSUMES 10% LOSS ON INVESTMENT
                      ----------------------------------------------------    ----------------------------------------------------
                      CONTRACT                                                CONTRACT
                       VALUE             RBB                  AWB (5%)          VALUE           RBB                  AWB (5%)
                      --------     ------------------    -----------------    --------    -----------------   --------------------
VALUES AS OF

INITIAL GMWB          $105,000          $100,000              $5,000          $105,000        $100,000             $5,000
PURCHASE

IMMEDIATELY PRIOR     $115,500          $100,000              $5,000          $ 94,500        $100,000             $5,000
TO WITHDRAWAL

PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 x (1-         N/A           (100,000            [5,000 x
REDUCTION (PWR)                    x 10,000/115,500)=    90,000/100,000)]=                x 10,000/94,500)=   (1-89,418/100,000)]=
                                         $8,658                $500                            $10,582              $529

GREATER OF PWR OR                       $10,000                                                $10,582
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,658)                                        (10,582>10,000)

CHANGE IN VALUE        $10,000          $10,000                $500           $ 10,000         $10,582              $529
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)

VALUE IMMEDIATELY     $105,500          $90,000               $4,500          $ 84,500         $89,418             $4,471
AFTER WITHDRAWAL

                          WITHDRAWAL EXAMPLE FOR GMWB I

                                 ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
                      ----------------------------------------------------    ------------------------------------------------
                      CONTRACT                                                CONTRACT
                       VALUE             RBB                  AWB (5%)          VALUE           RBB                AWB (5%)
                      --------    -------------------    -----------------    --------    ----------------   -----------------
VALUES AS OF

INITIAL GMWB          $105,000          $100,000              $5,000          $105,000        $100,000             $5,000
PURCHASE

IMMEDIATELY PRIOR     $115,500          $100,000              $5,000          $ 94,500        $100,000             $5,000
TO WITHDRAWAL

IMMEDIATELY AFTER     $105,500          $91,342               $4,567          $ 84,500        $89,417              $4,471
WITHDRAWAL

                                  [100,000 - (100,000         [(5,000                        [100,000 -           [5,000 x
                                   x10,000/115,500)]     x91,342/100,000)]                    (100,000       (89,417/100,000)]
                                                                                          x10,000/94,500)]

CHANGE IN VALUE       $ 10,000           $8,658                $433           $ 10,000        $10,583               $529
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

      -     a qualified retirement plan (Code Section 401),

      -     a tax-sheltered annuity (Code Section 403(b)),

      -     an individual retirement account (Code Sections 408(a)),

      -     an individual retirement annuity (Code Section 408(b)), or

      -     a qualified deferred compensation plan (Code Section 457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value, minus any Purchase Payment Credits received 12 months before the date you reset. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do, so we will provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. The charge will never exceed 1.00%.

                                                                GMWB I             GMWB II                GMWB III
                                                                -------            --------               ---------
Current Annual Charge....................................          0.40%               0.50%                 0.25%
Maximum Annual Charge After a Reset......................          1.00%               1.00%                  N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                       GMWB I                          GMWB II                         GMWB III
                            -----------------------------   -----------------------------             ----------
AWB                         5% of RBB if first withdrawal   5% of RBB if first withdrawal             5% of RBB
                                     before 3rd                      before 3rd

                                   anniversary                       anniversary
                              10% of RBB if first                 10% of RBB if first
                              withdrawal after 3rd              withdrawal after 3rd
                                 anniversary                        anniversary

ANNUAL CHARGE                        0.40%                              0.50%                           0.25%

RESET                                 Yes                                Yes                              No

CAN I CANCEL MY GMWB?                 No                          Yes, after the 5th              Yes, after the 5th
                                                                 anniversary of GMWB              anniversary of GMWB
                                                                       purchase                       purchase

INVESTMENT RESTRICTIONS               No                                 Yes                              Yes

WAIVER OF RECALCULATION               No                                 Yes                              Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 591/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect either the Standard Death Benefit, or the Enhanced Death Benefit (also referred to as the "Annual Step-Up"). We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuation or beneficiary contract continuation ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "Owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

      (1) your Contract Value, less any Purchase Payment Credits we applied within 12 months of the death or

      (2) the total Purchase Payments you made under the Contract less the total of any prior withdrawals

ENHANCED DEATH BENEFIT: We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

      (1) your Contract Value, less any Purchase Payment Credits we applied within 12 months of the death

      (2) the total Purchase Payments you made under the Contract less the total of any prior withdrawals or

      (3)   the "step-up value" as described below

STEP-UP VALUE. The step-up value will initially equal the first Purchase Payment. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When you make a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. On each Contract anniversary before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within the last 12 months is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value before the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal, less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

      50,000 x (10,000/55,000) = $9,090

Your new step-up value would be 50,000 -- 9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

      50,000 x (10,000/30,000) = $16,666

Your new step-up value would be 50,000 -- 16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment (s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

      50,000 x (10,000/55,000) = $9,090

Your new modified Purchase Payment would be 50,000 -- 9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

      50,000 x (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                                                                                                 MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                     PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:        UNLESS. . .                                   APPLY*
--------------------------------       ------------------------      ---------------------------------        ----------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary(ies), or      Unless the beneficiary elects to         Yes
(WITH NO JOINT OWNER)                  if none, to the Contract      continue the Contract rather than
                                       Owner's estate.               receive the distribution.

OWNER (WHO IS THE ANNUITANT)           The beneficiary(ies), or      Unless the beneficiary elects to         Yes
(WITH NO JOINT OWNER)                  if none, to the Contract      continue the Contract rather than
                                       Owner's estate.               receive the distribution.

NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                    Yes
NOT THE ANNUITANT)                     owner.

NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary(ies), or      Unless the beneficiary elects to         Yes
THE ANNUITANT)                         if none, to the               continue the Contract rather than
                                       surviving joint owner.        receive the distribution.

SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint           Unless the spouse elects to              Yes
THE ANNUITANT)                         owner.                        continue the Contract.

SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary(ies), or      Unless the spouse elects to              Yes
ANNUITANT)                             if none, to the               continue the Contract.
                                       surviving joint owner.
                                                                     A spouse who is not the
                                                                     beneficiary may decline to
                                                                     continue the Contract and
                                                                     instruct the company to pay the
                                                                     beneficiary who may elect to
                                                                     continue the Contract.

ANNUITANT (WHO IS NOT THE              The beneficiary (ies),        Unless the beneficiary elects to         Yes
CONTRACT OWNER)                        or if none, to the            continue the Contract rather than
                                       Contract Owner.  If the       receive the distribution.
                                       Contract Owner is not
                                       living, then to the           But if there is a Contingent
                                       joint owner.  If none,        Annuitant, then the Contingent
                                       then to the Contract          Annuitant becomes the Annuitant and
                                       Owner's estate.               the Contract continues in effect
                                                                     (generally using the original
                                                                     Maturity Date). The proceeds
                                                                     will then be paid upon the
                                                                     death of the Contingent
                                                                     Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                 Yes
OWNER)                                 is the Annuitant" above.

ANNUITANT (WHERE OWNER IS A            The beneficiary(ies)                                                   Yes (Death of
NONNATURAL ENTITY/TRUST)               (e.g. the trust).or if                                                 Annuitant is
                                       none, to the owner.                                                    treated as death
                                                                                                              of the owner in
                                                                                                              these
                                                                                                              circumstances.)

CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.

BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

                              QUALIFIED CONTRACTS

                                                                                                                 MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                     PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:        UNLESS. . .                                   APPLY*
--------------------------------       ------------------------      ---------------------------------        ----------------
OWNER/ANNUITANT                        The beneficiary(ies),         Unless the beneficiary elects to          Yes
                                       or if none, to the            continue the Contract rather than
                                       Contract Owner's estate.      receive a distribution.
BENEFICIARY                            No death proceeds are                                                   N/A
                                       payable; Contract
                                       continues.
CONTINGENT BENEFICIARY                 No death proceeds are                                                   N/A
                                       payable; Contract
                                       continues.

--------------
* Certain payout rules of the Code are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If your spouse is named as one of multiple beneficiaries, your spouse can elect to continue the Contract only in the proportion to which he/she is entitled as a beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the

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beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

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

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) payments for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement, or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers".)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual

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

interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

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

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the Contract Specifications page multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

During the right to return period, you will not bear any Contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You

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

would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes. In certain states, we may be required to pay you the Contract Value.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Fund BD III and Fund BD IV, respectively. Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund BD III and Fund BD IV for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

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

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between

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the various investment options offered under the Contract. The Internal Revenue
Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code
Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the

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required minimum distribution rules as provided by the Code and described below.
All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

HURRICANE RELIEF

LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the

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value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59-1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70-1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

      -     a non-taxable return of your purchase payment; or

      -     a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty

Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate

Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.

MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept purchase payments from existing Contract Owners.

COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, see "Distribution and Principal Underwriting Agreement" in the Statement of Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.

The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALES BY AFFILIATES OF THE COMPANY. The Company and MLIDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a `gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION

                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Capital Appreciation Fund (5/00).........................   2005        0.580           0.676               1,156,794
                                                               2004        0.492           0.580               1,259,417
                                                               2003        0.400           0.492               1,688,768
                                                               2002        0.541           0.400               1,612,958
                                                               2001        0.742           0.541               1,770,037
                                                               2000        1.000           0.742                 189,085

   High Yield Bond Trust (5/04).............................   2005        1.070           1.069                  27,511
                                                               2004        1.000           1.070                  12,731

   Managed Assets Trust (5/04)..............................   2005        1.078           1.104                 178,420
                                                               2004        1.000           1.078                 129,391

   Money Market Portfolio (2/98)............................   2005        1.146           1.162               1,943,467
                                                               2004        1.150           1.146               1,934,132
                                                               2003        1.157           1.150               2,696,830
                                                               2002        1.158           1.157               3,968,056
                                                               2001        1.131           1.158               3,881,543
                                                               2000        1.080           1.131                 293,012

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        0.783           0.816                 689,725
                                                               2004        0.751           0.783                 835,150
                                                               2003        0.609           0.751                 895,510
                                                               2002        0.885           0.609                 994,353
                                                               2001        1.000           0.885                 421,659

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        0.668           0.756                 889,375
                                                               2004        0.625           0.668               1,057,694

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (continued)..............................................   2003        0.514           0.625               1,190,268
                                                               2002        0.753           0.514               1,278,582
                                                               2001        0.925           0.753                 892,135
                                                               2000        1.127           0.925                  96,323

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.106           1.245                 813,522
                                                               2004        0.989           1.106                 820,524
                                                               2003        0.741           0.989                 734,396
                                                               2002        0.880           0.741                 699,143
                                                               2001        1.041           0.880                 358,085
                                                               2000        1.301           1.041                   4,990
                                                               1999        1.087           1.301                      --

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.097           1.257               1,757,373
                                                               2004        0.989           1.097               1,620,395
                                                               2003        0.733           0.989               1,423,815
                                                               2002        0.984           0.733                 997,632
                                                               2001        1.220           0.984                 537,903
                                                               2000        1.184           1.220                 112,468
                                                               1999        1.060           1.184                      --

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.271           1.326               1,352,898
                                                               2004        1.167           1.271               1,515,560
                                                               2003        0.894           1.167               1,322,363
                                                               2002        1.110           0.894                 697,242
                                                               2001        1.098           1.110                 343,429
                                                               2000        1.051           1.098                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)....   2005        1.009           1.273                  69,096
                                                               2004        0.819           1.009                  71,547
                                                               2003        0.581           0.819                  70,125
                                                               2002        0.667           0.581                  23,079
                                                               2001        0.748           0.667                 246,451
                                                               2000        1.000           0.748                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        2.221           2.347                 576,119
                                                               2004        1.714           2.221                 585,483

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Delaware VIP REIT Series -- Standard Class
   (continued)..............................................   2003        1.297           1.714                 586,611
                                                               2002        1.258           1.297                 542,919
                                                               2001        1.173           1.258                 169,706
                                                               2000        1.000           1.173                   7,111

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (5/00)...................................................   2005        0.888           0.914                 533,163
                                                               2004        0.857           0.888                 580,657
                                                               2003        0.717           0.857                 659,588
                                                               2002        0.873           0.717                 537,694
                                                               2001        0.977           0.873                 175,799
                                                               2000        1.000           0.977                   6,817

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (5/00)............................................   2005        1.086           1.133               1,060,735
                                                               2004        0.989           1.086               1,242,192
                                                               2003        0.762           0.989               1,336,406
                                                               2002        0.955           0.762               1,207,213
                                                               2001        1.032           0.955                 472,852
                                                               2000        1.000           1.032                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund --
   Class III (11/03)........................................   2005        1.210           1.315                  38,446
                                                               2004        1.074           1.210                  54,657
                                                               2003        1.000           1.074                   1,000

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.208           1.312                  14,119
                                                               2004        1.068           1.208                  11,133
                                                               2003        1.000           1.068                   1,000

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.158           1.262                 546,575
                                                               2004        1.043           1.158                 646,673
                                                               2003        0.845           1.043                 457,584
                                                               2002        1.000           0.845                 119,273

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                              UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                                     BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                                  YEAR        YEAR         END OF YEAR          END OF YEAR
---------------------------------------------------------------       ----    -------------   -------------       ----------------
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)...............................................       2005        1.781           2.238                 158,202
                                                                      2004        1.448           1.781                  54,824
                                                                      2003        1.000           1.448                   1,000

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)......................................................       2005        1.082           1.176                 517,884
                                                                      2004        0.926           1.082                 322,771
                                                                      2003        0.710           0.926                 249,365
                                                                      2002        0.884           0.710                 169,930
                                                                      2001        1.068           0.884                  49,286
                                                                      2000        1.082           1.068                      --

   Templeton Growth Securities Fund -- Class 2 Shares (5/02)...       2005        1.180           1.267                 344,861
                                                                      2004        1.032           1.180                 238,864
                                                                      2003        0.792           1.032                 107,706
                                                                      2002        1.000           0.792                   1,558

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (2/01)............       2005        0.861           0.885               1,763,552
                                                                      2004        0.792           0.861               1,872,075
                                                                      2003        0.629           0.792               1,945,736
                                                                      2002        0.822           0.629               1,408,585
                                                                      2001        0.951           0.822               1,012,410

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02).......................................       2005        1.126           1.220                  98,050
                                                                      2004        1.047           1.126                 114,646
                                                                      2003        0.758           1.047                  75,568
                                                                      2002        1.000           0.758                  18,468

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (5/02).............................................       2005        1.098           1.122                  48,490
                                                                      2004        1.027           1.098                  48,617
                                                                      2003        0.800           1.027                  51,399
                                                                      2002        1.000           0.800                   8,717

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00).................       2005        1.004           1.066               1,690,499
                                                                      2004        0.941           1.004               1,915,626
                                                                      2003        0.839           0.941               2,255,765

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------       ----------------
   Balanced Portfolio -- Service Shares  (continued).........  2002        0.911           0.839               2,455,936
                                                               2001        0.972           0.911               1,563,586
                                                               2000        1.000           0.972                 493,338

   Global Life Sciences Portfolio -- Service Shares (5/00)...  2005        0.907           1.004                 352,715
                                                               2004        0.805           0.907                 414,066
                                                               2003        0.647           0.805                 486,503
                                                               2002        0.931           0.647                 327,504
                                                               2001        1.135           0.931                 179,330
                                                               2000        1.000           1.135                      --

   Global Technology Portfolio -- Service Shares (5/00)......  2005        0.346           0.381                 659,484
                                                               2004        0.349           0.346                 819,133
                                                               2003        0.242           0.349                 922,256
                                                               2002        0.415           0.242                 947,203
                                                               2001        0.672           0.415                 631,575
                                                               2000        1.000           0.672                  30,577

   Worldwide Growth Portfolio -- Service Shares (5/00).......  2005        0.561           0.584                 642,087
                                                               2004        0.544           0.561                 770,248
                                                               2003        0.446           0.544                 915,111
                                                               2002        0.609           0.446               1,080,320
                                                               2001        0.798           0.609                 919,187
                                                               2000        1.000           0.798                 381,642

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)..............  2005        1.513           1.552                  11,233
                                                               2004        1.336           1.513                   6,516
                                                               2003        1.000           1.336                   1,000

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)........................  2005        1.382           1.408                 111,507
                                                               2004        1.244           1.382                  84,102
                                                               2003        1.000           1.244                  17,546

   Mid-Cap Value Portfolio (5/03)............................  2005        1.541           1.644                 120,350
                                                               2004        1.260           1.541                  41,464
                                                               2003        1.000           1.260                   5,686

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.074           1.120                      --
                                                               2004        1.000           1.074                   2,000

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.125           1.133                 366,843
                                                               2004        1.048           1.125                 235,306
                                                               2003        1.000           1.048                  29,952

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.213           1.226               4,364,209
                                                               2004        1.173           1.213               6,033,661
                                                               2003        1.132           1.173               6,603,100
                                                               2002        1.053           1.132               5,715,152
                                                               2001        1.000           1.053               1,027,250

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        0.773           0.817                 263,361
                                                               2004        0.728           0.773                 303,680
                                                               2003        0.560           0.728                 322,550
                                                               2002        0.806           0.560                 354,885
                                                               2001        1.000           0.806                  90,017

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.011           1.118                 227,235
                                                               2004        0.882           1.011                 177,298
                                                               2003        0.696           0.882                 174,431
                                                               2002        0.857           0.696                 120,823
                                                               2001        1.000           0.857                 172,126

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.611           1.701               1,174,869
                                                               2004        1.295           1.611               1,251,913
                                                               2003        0.877           1.295               1,304,358
                                                               2002        1.088           0.877               1,111,270
                                                               2001        1.000           1.088                 218,519

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.309           1.343               1,491,826
                                                               2004        1.225           1.309               1,743,085
                                                               2003        0.894           1.225               1,680,295

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   All Cap Fund -- Class I  (continued).....................   2002        1.209           0.894               1,672,013
                                                               2001        1.204           1.209                 894,987

   Investors Fund -- Class I (5/01).........................   2005        1.174           1.233               1,327,979
                                                               2004        1.078           1.174               1,484,092
                                                               2003        0.826           1.078               1,479,023
                                                               2002        1.089           0.826               1,316,924
                                                               2001        1.152           1.089                 505,781

   Large Cap Growth Fund -- Class I (5/02)..................   2005        1.130           1.173                  24,656
                                                               2004        1.140           1.130                  64,596
                                                               2003        0.800           1.140                  63,373
                                                               2002        1.000           0.800                  20,665

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.371           1.419                 317,776
                                                               2004        1.208           1.371                 305,465
                                                               2003        0.823           1.208                 348,334
                                                               2002        1.278           0.823                 374,428
                                                               2001        1.397           1.278                 166,046

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        0.869           0.931                 332,768
                                                               2004        0.827           0.869                 463,100
                                                               2003        0.649           0.827                 436,166
                                                               2002        0.864           0.649                 153,676
                                                               2001        1.000           0.864                  53,578

   Convertible Securities Portfolio (5/00)..................   2005        1.203           1.190                 951,186
                                                               2004        1.148           1.203               1,104,384
                                                               2003        0.922           1.148               1,173,473
                                                               2002        1.005           0.922                 869,622
                                                               2001        1.028           1.005                 836,858
                                                               2000        1.000           1.028                  70,310

   Disciplined Mid Cap Stock Portfolio (5/00)...............   2005        1.268           1.406                 461,853
                                                               2004        1.104           1.268                 520,514
                                                               2003        0.837           1.104                 521,073
                                                               2002        0.991           0.837                 609,372
                                                               2001        1.047           0.991                 213,661
                                                               2000        1.000           1.047                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                           UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                                  BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                               YEAR        YEAR         END OF YEAR          END OF YEAR
---------------------------------------------------------------    ----    -------------   -------------       ----------------
   Equity Income Portfolio (4/00)..............................    2005        1.240           1.278               2,764,524
                                                                   2004        1.145           1.240               3,118,779
                                                                   2003        0.885           1.145               3,246,588
                                                                   2002        1.043           0.885               2,913,402
                                                                   2001        1.133           1.043               1,567,212
                                                                   2000        1.052           1.133                 197,368

   Federated High Yield Portfolio (5/00).......................    2005        1.263           1.278                 867,177
                                                                   2004        1.161           1.263               1,384,768
                                                                   2003        0.962           1.161               1,434,675
                                                                   2002        0.940           0.962                 714,245
                                                                   2001        0.935           0.940                  76,897
                                                                   2000        1.000           0.935                      --

   Federated Stock Portfolio (5/00)............................    2005        1.145           1.189                 222,943
                                                                   2004        1.050           1.145                 322,323
                                                                   2003        0.834           1.050                 350,988
                                                                   2002        1.049           0.834                 384,838
                                                                   2001        1.046           1.049                 543,886
                                                                   2000        1.000           1.046                      --

   Large Cap Portfolio (11/99).................................    2005        0.761           0.815                 281,674
                                                                   2004        0.724           0.761                 335,600
                                                                   2003        0.589           0.724                 350,858
                                                                   2002        0.774           0.589                 292,511
                                                                   2001        0.949           0.774                 201,210
                                                                   2000        1.126           0.949                  72,389

   Managed Allocation Series: Aggressive Portfolio (6/05)......    2005        1.000           1.078                      --

   Managed Allocation Series: Conservative Portfolio (8/05)....    2005        1.022           1.032                      --

   Managed Allocation Series: Moderate Portfolio (6/05)........    2005        1.002           1.047                      --

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)......................................................    2005        1.000           1.066                      --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05)............................................    2005        1.000           1.039                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Mercury Large Cap Core Portfolio (8/00)..................   2005        0.815           0.900                 288,511
                                                               2004        0.713           0.815                 357,722
                                                               2003        0.597           0.713                 361,013
                                                               2002        0.808           0.597                 331,234
                                                               2001        1.057           0.808                 253,154
                                                               2000        1.135           1.057                   8,995

   MFS(R) Emerging Growth Portfolio (4/00)..................   2005        0.652           0.632                      --
                                                               2004        0.586           0.652                 618,384
                                                               2003        0.460           0.586                 589,383
                                                               2002        0.710           0.460                 567,780
                                                               2001        1.128           0.710                 376,108
                                                               2000        1.433           1.128                  99,230

   MFS(R) Mid Cap Growth Portfolio (5/00)...................   2005        0.566           0.575               1,435,861
                                                               2004        0.503           0.566                 853,578
                                                               2003        0.372           0.503                 874,458
                                                               2002        0.737           0.372                 765,147
                                                               2001        0.980           0.737                 619,700
                                                               2000        1.000           0.980                  15,819

   MFS(R) Total Return Portfolio (6/00).....................   2005        1.342           1.362               4,565,755
                                                               2004        1.221           1.342               5,170,815
                                                               2003        1.062           1.221               5,160,068
                                                               2002        1.137           1.062               3,995,198
                                                               2001        1.153           1.137               1,997,966
                                                               2000        1.003           1.153                  99,711

   MFS(R) Value Portfolio (5/04)............................   2005        1.122           1.178                  92,575
                                                               2004        1.000           1.122                  25,036

   Mondrian International Stock Portfolio (5/00)............   2005        0.853           0.921                 461,470
                                                               2004        0.747           0.853                 422,641
                                                               2003        0.589           0.747                 432,727
                                                               2002        0.686           0.589                 289,734
                                                               2001        0.943           0.686                 286,652
                                                               2000        1.000           0.943                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.334           1.394                  12,988
                                                               2004        1.217           1.334                      --
                                                               2003        1.000           1.217                   1,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.020           1.063                      --

   Pioneer Strategic Income Portfolio (5/00)................   2005        1.373           1.404                 415,323
                                                               2004        1.255           1.373                 377,848
                                                               2003        1.065           1.255                 133,615
                                                               2002        1.020           1.065                 134,078
                                                               2001        0.992           1.020                 499,291
                                                               2000        1.000           0.992                   7,948

   Strategic Equity Portfolio (11/99).......................   2005        0.737           0.741               1,288,013
                                                               2004        0.678           0.737               1,601,573
                                                               2003        0.519           0.678               1,832,344
                                                               2002        0.792           0.519               1,656,273
                                                               2001        0.927           0.792               1,087,180
                                                               2000        1.000           0.927                  50,352

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.137                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.987           1.110                      --

   Travelers Quality Bond Portfolio (5/00)..................   2005        1.243           1.245               2,359,889
                                                               2004        1.220           1.243               3,062,300
                                                               2003        1.156           1.220               3,360,059
                                                               2002        1.108           1.156               3,173,200
                                                               2001        1.049           1.108               2,094,699
                                                               2000        1.000           1.049                 137,637

   U.S. Government Securities Portfolio (5/04)..............   2005        1.052           1.083                  50,659
                                                               2004        1.000           1.052                  64,098

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.997           1.006                  73,496
                                                               2004        0.999           0.997                  55,729
                                                               2003        1.000           0.999                   1,000

   Social Awareness Stock Portfolio (5/04)..................   2005        1.083           1.115                  25,877
                                                               2004        1.000           1.083                  23,686

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/01).............   2005        1.084           1.113                 526,153
                                                               2004        0.936           1.084                 496,072
                                                               2003        0.726           0.936                 457,049
                                                               2002        0.914           0.726                 352,819
                                                               2001        1.000           0.914                 167,638

   Enterprise Portfolio -- Class II Shares (5/01)...........   2005        0.800           0.851                     721
                                                               2004        0.782           0.800                     796
                                                               2003        0.631           0.782                   7,547
                                                               2002        0.908           0.631                   4,269
                                                               2001        1.000           0.908                      --

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class 2 (5/00).........   2005        1.019           1.172               1,311,850
                                                               2004        0.897           1.019               1,376,127
                                                               2003        0.710           0.897               1,573,114
                                                               2002        0.796           0.710               1,486,472
                                                               2001        0.922           0.796                 869,188
                                                               2000        1.000           0.922                 180,188

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (5/01).................................................   2005        0.946           1.126                 103,844
                                                               2004        0.947           0.946                 103,057
                                                               2003        0.769           0.947                 103,711
                                                               2002        0.843           0.769                  78,854
                                                               2001        1.000           0.843                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.529           1.779                 576,226
                                                               2004        1.244           1.529                 449,306
                                                               2003        0.912           1.244                 393,509
                                                               2002        1.028           0.912                 397,241
                                                               2001        1.000           1.028                 107,418

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Capital Appreciation Fund (5/00).........................   2005        1.170           1.351                      --
                                                               2004        1.000           1.170                      --

   High Yield Bond Trust (5/04).............................   2005        1.076           1.066                      --
                                                               2004        1.000           1.076                      --

   Managed Assets Trust (5/04)..............................   2005        1.072           1.088                      --
                                                               2004        1.000           1.072                      --

   Money Market Portfolio (2/98)............................   2005        0.994           1.000                      --
                                                               2004        1.000           0.994                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.050           1.084                      --
                                                               2004        1.000           1.050                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.059           1.188                      --
                                                               2004        1.000           1.059                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.113           1.241                  57,308
                                                               2004        1.000           1.113                      --

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.086           1.233                  40,949
                                                               2004        1.000           1.086                      --

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.065           1.102                  41,477
                                                               2004        1.000           1.065                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)....   2005        1.287           1.609                      --
                                                               2004        1.000           1.287                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        1.288           1.349                   8,790
                                                               2004        1.000           1.288                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                           UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                                  BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                               YEAR        YEAR         END OF YEAR          END OF YEAR
---------------------------------------------------------------    ----    -------------   -------------       ----------------
Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (5/00)......................................................    2005        1.023           1.043                      --
                                                                   2004        1.000           1.023                      --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (5/00)...............................................    2005        1.094           1.131                      --
                                                                   2004        1.000           1.094                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03)....    2005        1.117           1.203                      --
                                                                   2004        1.000           1.117                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03).....................................................    2005        1.120           1.205                      --
                                                                   2004        1.000           1.120                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)......    2005        1.100           1.189                  10,294
                                                                   2004        1.000           1.100                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)...............................................    2005        1.262           1.572                  21,611
                                                                   2004        1.000           1.262                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)......................................................    2005        1.156           1.245                  37,211
                                                                   2004        1.000           1.156                      --

   Templeton Growth Securities Fund -- Class 2 Shares (5/02)...    2005        1.120           1.191                      --
                                                                   2004        1.000           1.120                      --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (2/01)............    2005        1.070           1.090                      --
                                                                   2004        1.000           1.070                      --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02).......................................    2005        1.055           1.133                      --
                                                                   2004        1.000           1.055                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                            UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                                   BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                                YEAR        YEAR         END OF YEAR          END OF YEAR
---------------------------------------------------------------     ----    -------------   -------------       ----------------
   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (5/02).............................................     2005        1.066           1.079                      --
                                                                    2004        1.000           1.066                      --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00).................     2005        1.069           1.124                      --
                                                                    2004        1.000           1.069                      --

   Global Life Sciences Portfolio -- Service Shares (5/00).....     2005        1.039           1.141                      --
                                                                    2004        1.000           1.039                      --

   Global Technology Portfolio -- Service Shares (5/00)........     2005        1.053           1.148                      --
                                                                    2004        1.000           1.053                      --

   Worldwide Growth Portfolio -- Service Shares (5/00).........     2005        1.087           1.122                      --
                                                                    2004        1.000           1.087                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)................     2005        1.126           1.145                      --
                                                                    2004        1.000           1.126                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)..........................     2005        1.100           1.110                  10,841
                                                                    2004        1.000           1.100                      --

   Mid-Cap Value Portfolio (5/03)..............................     2005        1.161           1.228                  27,966
                                                                    2004        1.000           1.161                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (5/04)....     2005        1.063           1.099                      --
                                                                    2004        1.000           1.063                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)........     2005        1.068           1.065                  23,901
                                                                    2004        1.000           1.068                      --

   Total Return Portfolio -- Administrative Class (5/01).......     2005        1.045           1.046                  24,113
                                                                    2004        1.000           1.045                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                            UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                                   BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                                YEAR        YEAR         END OF YEAR          END OF YEAR
---------------------------------------------------------------     ----    -------------   -------------       ----------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)......................................................     2005        1.067           1.118                      --
                                                                    2004        1.000           1.067                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)......................................................     2005        1.159           1.271                      --
                                                                    2004        1.000           1.159                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)....     2005        1.193           1.248                  16,399
                                                                    2004        1.000           1.193                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)..............................     2005        1.057           1.075                      --
                                                                    2004        1.000           1.057                      --

   Investors Fund -- Class I (5/01)............................     2005        1.080           1.124                      --
                                                                    2004        1.000           1.080                      --

   Large Cap Growth Fund -- Class I (5/02).....................     2005        0.991           1.019                      --
                                                                    2004        1.000           0.991                      --

   Small Cap Growth Fund -- Class I (3/01).....................     2005        1.166           1.196                      --
                                                                    2004        1.000           1.166                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)...................     2005        1.055           1.121                      --
                                                                    2004        1.000           1.055                      --

   Convertible Securities Portfolio (5/00).....................     2005        1.043           1.023                      --
                                                                    2004        1.000           1.043                      --

   Disciplined Mid Cap Stock Portfolio (5/00)..................     2005        1.119           1.230                      --
                                                                    2004        1.000           1.119                      --

   Equity Income Portfolio (4/00)..............................     2005        1.102           1.126                      --
                                                                    2004        1.000           1.102                      --

   Federated High Yield Portfolio (5/00).......................     2005        1.079           1.081                      --
                                                                    2004        1.000           1.079                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                          UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                                 BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                              YEAR        YEAR         END OF YEAR          END OF YEAR
---------------------------------------------------------------   ----    -------------   -------------       ----------------
   Federated Stock Portfolio (5/00)............................   2005        1.080           1.111                      --
                                                                  2004        1.000           1.080                      --

   Large Cap Portfolio (11/99).................................   2005        1.049           1.114                      --
                                                                  2004        1.000           1.049                      --

   Managed Allocation Series: Aggressive Portfolio (6/05)......   2005        1.000           1.073                      --

   Managed Allocation Series: Conservative Portfolio (8/05)....   2005        1.020           1.026                  60,113

   Managed Allocation Series: Moderate Portfolio (6/05)........   2005        1.002           1.042                  20,075

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)......................................................   2005        1.000           1.060                      --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05)............................................   2005        1.000           1.033                      --

   Mercury Large Cap Core Portfolio (8/00).....................   2005        1.124           1.231                      --
                                                                  2004        1.000           1.124                      --

   MFS(R) Emerging Growth Portfolio (4/00).....................   2005        1.082           1.048                      --
                                                                  2004        1.000           1.082                      --

   MFS(R) Mid Cap Growth Portfolio (5/00)......................   2005        1.074           1.081                      --
                                                                  2004        1.000           1.074                      --

   MFS(R) Total Return Portfolio (6/00)........................   2005        1.096           1.103                      --
                                                                  2004        1.000           1.096                      --

   MFS(R) Value Portfolio (5/04)...............................   2005        1.127           1.172                      --
                                                                  2004        1.000           1.127                      --

   Mondrian International Stock Portfolio (5/00)...............   2005        1.145           1.226                      --
                                                                  2004        1.000           1.145                      --

   Pioneer Fund Portfolio (5/03)...............................   2005        1.093           1.133                  10,627
                                                                  2004        1.000           1.093                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.019           1.058                      --

   Pioneer Strategic Income Portfolio (5/00)................   2005        1.104           1.119                      --
                                                               2004        1.000           1.104                      --

   Strategic Equity Portfolio (11/99).......................   2005        1.098           1.095                      --
                                                               2004        1.000           1.098                      --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.131                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.986           1.103                      --

   Travelers Quality Bond Portfolio (5/00)..................   2005        1.032           1.025                      --
                                                               2004        1.000           1.032                      --

   U.S. Government Securities Portfolio (5/04)..............   2005        1.073           1.094                      --
                                                               2004        1.000           1.073                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.998           0.998                  15,385
                                                               2004        1.000           0.998                      --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.076           1.097                      --
                                                               2004        1.000           1.076                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/01).............   2005        1.131           1.151                      --
                                                               2004        1.000           1.131                      --

   Enterprise Portfolio -- Class II Shares (5/01)...........   2005        1.038           1.094                      --
                                                               2004        1.000           1.038                      --

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class 2 (5/00).........   2005        1.107           1.262                      --
                                                               2004        1.000           1.107                      --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (5/01).................................................   2005        1.040           1.227                      --
                                                               2004        1.000           1.040                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.227           1.416                  10,559
                                                               2004        1.000           1.227                      --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large -- Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Smith Barney Equity Funds: Smith Barney Social Awareness Fund -- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness Stock Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by The Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.

AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Janus Aspen Series: Balanced Portfolio -- Service Shares -- is no longer available to new contract owners.

Janus Aspen Series: Global Life Sciences Portfolio -- Service Share is no longer available to new contract owners.

Janus Aspen Series: World Wide Growth Portfolio -- Service Shares is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Share is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

Van Kampen Life Investment Trust: Enterprise Portfolio -- Class II Shares is no longer available to new contract owners.

AIM V.I. Premier Equity Fund -- Series I is no longer available to new contract owners.

Credit Suisse Emerging Markets Portfolio is no longer available to new contract owners.

Fixed Fund is no longer available to new contract owners.

Janus Aspen Balanced Portfolio -- Service Shares is no longer available to new contract owners.

Janus Aspen Global Life Sciences Portfolio -- Service Shares is no longer available to new contract owners.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION

                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
Capital Appreciation Fund (5/00)............................   2005        0.580           0.676               7,869,627
                                                               2004        0.492           0.580               8,682,856
                                                               2003        0.400           0.492               9,196,896
                                                               2002        0.541           0.400              10,337,045
                                                               2001        0.742           0.541              14,174,851
                                                               2000        1.000           0.742               9,685,366

High Yield Bond Trust (6/04)................................   2005        1.070           1.069                 123,653
                                                               2004        0.998           1.070                      --

Managed Assets Trust (6/04).................................   2005        1.078           1.104                  84,928
                                                               2004        1.009           1.078                  16,658

Money Market Portfolio (10/97)..............................   2005        1.146           1.162               7,710,607
                                                               2004        1.150           1.146               6,452,252
                                                               2003        1.157           1.150               8,807,998
                                                               2002        1.158           1.157              10,222,059
                                                               2001        1.131           1.158               9,720,708
                                                               2000        1.080           1.131               2,307,960

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        0.783           0.816               1,550,953
                                                               2004        0.751           0.783               1,746,250
                                                               2003        0.609           0.751               2,078,822
                                                               2002        0.885           0.609               1,958,680
                                                               2001        1.000           0.885                 772,623

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        0.668           0.756              13,620,446
                                                               2004        0.625           0.668              16,701,254

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (continued)..............................................   2003        0.514           0.625              20,289,834
                                                               2002        0.753           0.514              22,920,668
                                                               2001        0.925           0.753              30,657,551
                                                               2000        1.127           0.925              26,711,914

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.106           1.245              10,391,145
                                                               2004        0.989           1.106              10,671,866
                                                               2003        0.741           0.989               9,954,233
                                                               2002        0.880           0.741              10,006,380
                                                               2001        1.041           0.880              10,783,872
                                                               2000        1.301           1.041               9,193,213
                                                               1999        1.000           1.301                 496,228

   Growth Fund -- Class 2 Shares (11/99)....................   2005        1.097           1.257              30,770,173
                                                               2004        0.989           1.097              31,399,627
                                                               2003        0.733           0.989              30,519,238
                                                               2002        0.984           0.733              29,254,703
                                                               2001        1.220           0.984              24,168,621
                                                               2000        1.184           1.220              17,763,993
                                                               1999        1.000           1.184                 790,492

   Growth-Income Fund -- Class 2 Shares (11/99).............   2005        1.271           1.326              21,463,117
                                                               2004        1.167           1.271              22,247,206
                                                               2003        0.894           1.167              20,672,145
                                                               2002        1.110           0.894              19,762,828
                                                               2001        1.098           1.110              17,618,589
                                                               2000        1.031           1.098              10,615,411
                                                               1999        1.000           1.031               1,022,054

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)....   2005        1.009           1.273                 527,746
                                                               2004        0.819           1.009                 635,421
                                                               2003        0.581           0.819                 555,146
                                                               2002        0.667           0.581                 447,939
                                                               2001        0.748           0.667                 952,771
                                                               2000        1.000           0.748                 221,321

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                         UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                                BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                             YEAR        YEAR         END OF YEAR          END OF YEAR
---------------------------------------------------------------  ----    -------------   -------------       ----------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/00)...........  2005        2.221           2.347               1,426,888
                                                                 2004        1.714           2.221               1,614,681
                                                                 2003        1.297           1.714               1,701,015
                                                                 2002        1.258           1.297               1,710,144
                                                                 2001        1.173           1.258                 481,199
                                                                 2000        1.000           1.173                  48,709

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (5/00)......................................................  2005        0.888           0.914                 956,723
                                                                 2004        0.857           0.888               1,171,173
                                                                 2003        0.717           0.857               1,459,140
                                                                 2002        0.873           0.717               1,209,492
                                                                 2001        0.977           0.873                 644,927
                                                                 2000        1.000           0.977                 277,656

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (5/00)...............................................  2005        1.086           1.133               2,634,327
                                                                 2004        0.989           1.086               3,007,955
                                                                 2003        0.762           0.989               3,892,680
                                                                 2002        0.955           0.762               3,571,507
                                                                 2001        1.032           0.955               3,011,491
                                                                 2000        1.000           1.032               1,460,554

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03)....  2005        1.210           1.315                  67,656
                                                                 2004        1.074           1.210                  26,986
                                                                 2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (12/03).....................................................  2005        1.208           1.312                 192,466
                                                                 2004        1.068           1.208                 131,916
                                                                 2003        1.000           1.068                  16,802

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)......  2005        1.158           1.262               1,699,785
                                                                 2004        1.043           1.158               1,557,424

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Mutual Shares Securities Fund -- Class 2 Shares
   (continued)..............................................   2003        0.845           1.043               1,274,575
                                                               2002        1.000           0.845                 633,273

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.781           2.238                 708,466
                                                               2004        1.448           1.781                 259,549
                                                               2003        1.000           1.448                 157,913

   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/99)..................................................   2005        1.082           1.176               6,083,715
                                                               2004        0.926           1.082               5,996,738
                                                               2003        0.710           0.926               5,855,211
                                                               2002        0.884           0.710               5,959,767
                                                               2001        1.068           0.884               6,615,238
                                                               2000        1.109           1.068               5,495,504
                                                               1999        1.000           1.109                 445,419

   Templeton Growth Securities Fund -- Class 2 Shares
   (6/02)...................................................   2005        1.180           1.267               1,340,280
                                                               2004        1.032           1.180                 886,673
                                                               2003        0.792           1.032                 675,020
                                                               2002        1.000           0.792                 180,014

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (11/99)........   2005        0.861           0.885              16,905,236
                                                               2004        0.792           0.861              18,836,125
                                                               2003        0.629           0.792              19,589,108
                                                               2002        0.822           0.629              17,735,675
                                                               2001        0.951           0.822              14,784,877
                                                               2000        1.063           0.951               9,919,249

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (8/02)....................................   2005        1.126           1.220                 532,144
                                                               2004        1.047           1.126                 408,372
                                                               2003        0.758           1.047                 320,263
                                                               2002        1.000           0.758                  74,555

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (9/02)..........................................   2005        1.098           1.122                 267,908
                                                               2004        1.027           1.098                 267,341

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------       ----------------
   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares  (continued).....................................  2003        0.800           1.027                 397,457
                                                               2002        1.000           0.800                  26,471

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)...............  2005        1.004           1.066               2,733,942
                                                               2004        0.941           1.004               3,466,803
                                                               2003        0.839           0.941               4,671,651
                                                               2002        0.911           0.839               5,125,827
                                                               2001        0.972           0.911               5,320,731
                                                               2000        1.000           0.972               2,631,110

   Global Life Sciences Portfolio -- Service Shares (5/00)...  2005        0.907           1.004               1,020,240
                                                               2004        0.805           0.907               1,260,902
                                                               2003        0.647           0.805               1,458,984
                                                               2002        0.931           0.647               1,671,734
                                                               2001        1.135           0.931               1,835,830
                                                               2000        1.000           1.135               1,720,549

   Global Technology Portfolio -- Service Shares (5/00)......  2005        0.346           0.381               1,960,433
                                                               2004        0.349           0.346               2,448,720
                                                               2003        0.242           0.349               3,147,082
                                                               2002        0.415           0.242               3,998,130
                                                               2001        0.672           0.415               4,187,835
                                                               2000        1.000           0.672               4,483,704

   Worldwide Growth Portfolio -- Service Shares (5/00).......  2005        0.561           0.584               3,479,400
                                                               2004        0.544           0.561               4,422,385
                                                               2003        0.446           0.544               5,176,878
                                                               2002        0.609           0.446               6,179,894
                                                               2001        0.798           0.609               6,907,600
                                                               2000        1.000           0.798               6,625,173

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)..............  2005        1.513           1.552                 893,526
                                                               2004        1.336           1.513                 698,253
                                                               2003        1.000           1.336                 134,336

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                           UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                                  BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                               YEAR        YEAR         END OF YEAR          END OF YEAR
---------------------------------------------------------------    ----    -------------   -------------       ----------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)..........................    2005        1.382           1.408               1,064,845
                                                                   2004        1.244           1.382                 674,660
                                                                   2003        1.000           1.244                 305,344

   Mid-Cap Value Portfolio (5/03)..............................    2005        1.541           1.644               1,611,204
                                                                   2004        1.260           1.541               1,323,373
                                                                   2003        1.000           1.260                 557,395

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (11/04)...    2005        1.074           1.120                  74,794
                                                                   2004        1.038           1.074                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)........    2005        1.125           1.133               1,601,094
                                                                   2004        1.048           1.125               1,424,929
                                                                   2003        1.000           1.048                 487,410

   Total Return Portfolio -- Administrative Class (5/01).......    2005        1.213           1.226              13,636,234
                                                                   2004        1.173           1.213              14,874,186
                                                                   2003        1.132           1.173              17,564,278
                                                                   2002        1.053           1.132              17,039,505
                                                                   2001        1.000           1.053               3,528,611

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)...    2005        0.773           0.817                 180,170
                                                                   2004        0.728           0.773                 189,012
                                                                   2003        0.560           0.728                 219,075
                                                                   2002        0.806           0.560                 193,101
                                                                   2001        1.000           0.806                  82,991

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)......................................................    2005        1.011           1.118               2,357,610
                                                                   2004        0.882           1.011               2,418,477
                                                                   2003        0.696           0.882               3,509,039
                                                                   2002        0.857           0.696               3,188,678
                                                                   2001        1.000           0.857                 239,877

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                          UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                                 BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                              YEAR        YEAR         END OF YEAR          END OF YEAR
---------------------------------------------------------------   ----    -------------   -------------       ----------------
   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)....   2005        1.611           1.701               3,265,401
                                                                  2004        1.295           1.611               3,517,982
                                                                  2003        0.877           1.295               3,647,627
                                                                  2002        1.088           0.877               3,088,400
                                                                  2001        1.000           1.088               1,040,422

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99).............................   2005        1.309           1.343               7,424,062
                                                                  2004        1.225           1.309               8,139,285
                                                                  2003        0.894           1.225               9,114,126
                                                                  2002        1.209           0.894               9,606,077
                                                                  2001        1.204           1.209               7,452,708
                                                                  2000        1.032           1.204               2,476,774

   Investors Fund -- Class I (11/99)...........................   2005        1.174           1.233               5,504,348
                                                                  2004        1.078           1.174               6,005,375
                                                                  2003        0.826           1.078               7,816,635
                                                                  2002        1.089           0.826               7,795,316
                                                                  2001        1.152           1.089               6,793,914
                                                                  2000        1.014           1.152               2,942,606

   Large Cap Growth Fund -- Class I (9/02).....................   2005        1.130           1.173                 451,750
                                                                  2004        1.140           1.130                 462,036
                                                                  2003        0.800           1.140                 490,140
                                                                  2002        1.000           0.800                  40,847

   Small Cap Growth Fund -- Class I (11/99)....................   2005        1.371           1.419               1,951,209
                                                                  2004        1.208           1.371               2,193,044
                                                                  2003        0.823           1.208               2,776,264
                                                                  2002        1.278           0.823               2,106,333
                                                                  2001        1.397           1.278               2,044,688
                                                                  2000        1.000           1.397               1,826,310

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)...................   2005        0.869           0.931                 804,530
                                                                  2004        0.827           0.869                 806,240
                                                                  2003        0.649           0.827                 872,264
                                                                  2002        0.864           0.649                 711,965
                                                                  2001        1.000           0.864                 630,256

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Convertible Securities Portfolio (6/00)..................   2005        1.203           1.190               1,891,693
                                                               2004        1.148           1.203               2,541,991
                                                               2003        0.922           1.148               3,117,515
                                                               2002        1.005           0.922               2,874,307
                                                               2001        1.028           1.005               3,106,317
                                                               2000        1.000           1.028               1,037,545

   Disciplined Mid Cap Stock Portfolio (5/00)...............   2005        1.268           1.406               1,122,616
                                                               2004        1.104           1.268               1,155,790
                                                               2003        0.837           1.104               1,310,615
                                                               2002        0.991           0.837               1,446,554
                                                               2001        1.047           0.991               1,422,625
                                                               2000        1.000           1.047                 570,805

   Equity Income Portfolio (11/99)..........................   2005        1.240           1.278               9,917,573
                                                               2004        1.145           1.240              11,001,456
                                                               2003        0.885           1.145              11,397,574
                                                               2002        1.043           0.885              10,600,886
                                                               2001        1.133           1.043              10,046,727
                                                               2000        1.052           1.133               4,977,279

   Federated High Yield Portfolio (6/00)....................   2005        1.263           1.278               1,189,759
                                                               2004        1.161           1.263               1,498,182
                                                               2003        0.962           1.161               1,585,600
                                                               2002        0.940           0.962               1,710,702
                                                               2001        0.935           0.940                 913,761
                                                               2000        1.000           0.935                 127,420

   Federated Stock Portfolio (5/00).........................   2005        1.145           1.189                 510,628
                                                               2004        1.050           1.145                 622,486
                                                               2003        0.834           1.050                 954,385
                                                               2002        1.049           0.834                 703,223
                                                               2001        1.046           1.049                 732,741
                                                               2000        1.000           1.046                 128,343

   Large Cap Portfolio (11/99)..............................   2005        0.761           0.815               4,989,786
                                                               2004        0.724           0.761               6,116,510
                                                               2003        0.589           0.724               6,858,228
                                                               2002        0.774           0.589               6,842,860
                                                               2001        0.949           0.774               7,970,781
                                                               2000        1.126           0.949               6,001,335

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                           UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                                  BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                               YEAR        YEAR         END OF YEAR          END OF YEAR
---------------------------------------------------------------    ----    -------------   -------------       ----------------
   Managed Allocation Series: Aggressive Portfolio (6/05)......    2005        1.007           1.078                      --

   Managed Allocation Series: Conservative Portfolio (5/05)....    2005        1.000           1.032                  33,294

   Managed Allocation Series: Moderate Portfolio (6/05)........    2005        1.000           1.047                 346,342

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)......................................................    2005        0.999           1.066                 185,975

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)............................................    2005        1.008           1.039                      --

   Mercury Large Cap Core Portfolio (11/99)....................    2005        0.815           0.900               2,796,240
                                                                   2004        0.713           0.815               3,089,053
                                                                   2003        0.597           0.713               3,688,680
                                                                   2002        0.808           0.597               4,148,896
                                                                   2001        1.057           0.808               4,279,316
                                                                   2000        1.135           1.057               3,766,401

   MFS(R) Emerging Growth Portfolio (11/99)....................    2005        0.652           0.632                      --
                                                                   2004        0.586           0.652               7,856,772
                                                                   2003        0.460           0.586               8,772,131
                                                                   2002        0.710           0.460               9,835,278
                                                                   2001        1.128           0.710              12,537,784
                                                                   2000        1.433           1.128              10,965,615

   MFS(R) Mid Cap Growth Portfolio (5/00)......................    2005        0.566           0.575               9,346,433
                                                                   2004        0.503           0.566               2,634,584
                                                                   2003        0.372           0.503               3,413,182
                                                                   2002        0.737           0.372               3,504,601
                                                                   2001        0.980           0.737               3,647,107
                                                                   2000        1.000           0.980               2,539,453

   MFS(R) Total Return Portfolio (11/99).......................    2005        1.342           1.362              21,085,686
                                                                   2004        1.221           1.342              23,762,190
                                                                   2003        1.062           1.221              24,417,025
                                                                   2002        1.137           1.062              22,713,962
                                                                   2001        1.153           1.137              16,974,046
                                                                   2000        1.003           1.153               5,181,152

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   MFS(R) Value Portfolio (7/04)............................   2005        1.122           1.178                 665,186
                                                               2004        0.994           1.122                 365,637

   Mondrian International Stock Portfolio (5/00)............   2005        0.853           0.921               2,661,031
                                                               2004        0.747           0.853               2,599,833
                                                               2003        0.589           0.747               1,473,404
                                                               2002        0.686           0.589               1,220,371
                                                               2001        0.943           0.686                 885,468
                                                               2000        1.000           0.943                 356,321

   Pioneer Fund Portfolio (5/03)............................   2005        1.334           1.394                 112,741
                                                               2004        1.217           1.334                  78,072
                                                               2003        1.000           1.217                  62,749

   Pioneer Mid Cap Value Portfolio (5/05)...................   2005        1.000           1.063                  39,090

   Pioneer Strategic Income Portfolio (6/00)................   2005        1.373           1.404               1,440,006
                                                               2004        1.255           1.373                 930,528
                                                               2003        1.065           1.255                 878,773
                                                               2002        1.020           1.065                 990,950
                                                               2001        0.992           1.020               1,000,776
                                                               2000        1.000           0.992                 165,623

   Strategic Equity Portfolio (11/99).......................   2005        0.737           0.741              10,759,065
                                                               2004        0.678           0.737              13,177,851
                                                               2003        0.519           0.678              14,897,916
                                                               2002        0.792           0.519              16,106,829
                                                               2001        0.927           0.792              19,754,119
                                                               2000        1.149           0.927              15,438,160

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.032           1.137                     314

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.110                  12,521

   Travelers Quality Bond Portfolio (5/00)..................   2005        1.243           1.245               3,325,831
                                                               2004        1.220           1.243               4,265,659
                                                               2003        1.156           1.220               5,440,623
                                                               2002        1.108           1.156               6,049,382
                                                               2001        1.049           1.108               4,591,755
                                                               2000        1.000           1.049               4,047,115

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   U.S. Government Securities Portfolio (6/04)..............   2005        1.052           1.083                  10,164
                                                               2004        0.990           1.052                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.997           1.006                 443,529
                                                               2004        0.999           0.997                 350,365
                                                               2003        1.000           0.999                   3,637

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/01).............   2005        1.084           1.113               1,867,184
                                                               2004        0.936           1.084               1,918,478
                                                               2003        0.726           0.936               2,253,123
                                                               2002        0.914           0.726               1,228,918
                                                               2001        1.000           0.914                 644,900

   Enterprise Portfolio -- Class II Shares (6/01)...........   2005        0.800           0.851                 266,842
                                                               2004        0.782           0.800                 272,959
                                                               2003        0.631           0.782                 282,743
                                                               2002        0.908           0.631                 121,490
                                                               2001        1.000           0.908                  11,890

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class 2 (5/00).........   2005        1.019           1.172               4,357,217
                                                               2004        0.897           1.019               3,489,469
                                                               2003        0.710           0.897               4,090,792
                                                               2002        0.796           0.710               4,138,442
                                                               2001        0.922           0.796               3,578,211
                                                               2000        1.000           0.922               1,364,359

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (8/01).................................................   2005        0.946           1.126                 158,278
                                                               2004        0.947           0.946                  71,506
                                                               2003        0.769           0.947                  69,403
                                                               2002        0.843           0.769                  49,412
                                                               2001        1.000           0.843                  11,149

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.529           1.779               3,337,201
                                                               2004        1.244           1.529               2,878,436
                                                               2003        0.912           1.244               1,954,640
                                                               2002        1.028           0.912                 844,778
                                                               2001        1.000           1.028                 145,421

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Capital Appreciation Fund (5/00).........................   2005        1.170           1.351                      --
                                                               2004        1.000           1.170                      --

   High Yield Bond Trust (6/04).............................   2005        1.076           1.066                      --
                                                               2004        1.009           1.076                      --

   Managed Assets Trust (6/04)..............................   2005        1.072           1.088                      --
                                                               2004        1.008           1.072                      --

   Money Market Portfolio (10/97)...........................   2005        0.994           1.000                      --
                                                               2004        1.000           0.994                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.050           1.084                      --
                                                               2004        1.000           1.050                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.059           1.188                      --
                                                               2004        1.000           1.059                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.113           1.241                  68,097
                                                               2004        1.000           1.113                      --

   Growth Fund -- Class 2 Shares (11/99)....................   2005        1.086           1.233                  10,301
                                                               2004        1.000           1.086                      --

   Growth-Income Fund -- Class 2 Shares (11/99).............   2005        1.065           1.102                  11,556
                                                               2004        1.000           1.065                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)....   2005        1.287           1.609                      --
                                                               2004        1.000           1.287                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/00)........   2005        1.288           1.349                  36,512
                                                               2004        1.000           1.288                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                           UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                                  BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                               YEAR        YEAR         END OF YEAR          END OF YEAR
---------------------------------------------------------------    ----    -------------   -------------       ----------------
Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (5/00)......................................................    2005        1.023           1.043                      --
                                                                   2004        1.000           1.023                      --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (5/00)...............................................    2005        1.094           1.131                      --
                                                                   2004        1.000           1.094                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03)....    2005        1.117           1.203                      --
                                                                   2004        1.000           1.117                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (12/03).....................................................    2005        1.120           1.205                      --
                                                                   2004        1.000           1.120                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)......    2005        1.100           1.189                      --
                                                                   2004        1.000           1.100                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)...............................................    2005        1.262           1.572                  38,853
                                                                   2004        1.000           1.262                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/99).....................................................    2005        1.156           1.245                  52,733
                                                                   2004        1.000           1.156                      --

   Templeton Growth Securities Fund -- Class 2 Shares (6/02)...    2005        1.120           1.191                      --
                                                                   2004        1.000           1.120                      --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (11/99)...........    2005        1.070           1.090                      --
                                                                   2004        1.000           1.070                      --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (8/02).......................................    2005        1.055           1.133                      --
                                                                   2004        1.000           1.055                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                           UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                                  BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                               YEAR        YEAR         END OF YEAR          END OF YEAR
---------------------------------------------------------------    ----    -------------   -------------       ----------------
   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (9/02).............................................    2005        1.066           1.079                      --
                                                                   2004        1.000           1.066                      --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00).................    2005        1.069           1.124                      --
                                                                   2004        1.000           1.069                      --

   Global Life Sciences Portfolio -- Service Shares (5/00).....    2005        1.039           1.141                      --
                                                                   2004        1.000           1.039                      --

   Global Technology Portfolio -- Service Shares (5/00)........    2005        1.053           1.148                      --
                                                                   2004        1.000           1.053                      --

   Worldwide Growth Portfolio -- Service Shares (5/00).........    2005        1.087           1.122                      --
                                                                   2004        1.000           1.087                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)................    2005        1.126           1.145                   6,109
                                                                   2004        1.000           1.126                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)..........................    2005        1.100           1.110                      --
                                                                   2004        1.000           1.100                      --

   Mid-Cap Value Portfolio (5/03)..............................    2005        1.161           1.228                  44,386
                                                                   2004        1.000           1.161                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (11/04)...    2005        1.063           1.099                      --
                                                                   2004        1.029           1.063                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)........    2005        1.068           1.065                  54,415
                                                                   2004        1.000           1.068                      --

   Total Return Portfolio -- Administrative Class (5/01).......    2005        1.045           1.046                  16,638
                                                                   2004        1.000           1.045                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                           UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                                  BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                               YEAR        YEAR         END OF YEAR          END OF YEAR
---------------------------------------------------------------    ----    -------------   -------------       ----------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)...    2005        1.067           1.118                      --
                                                                   2004        1.000           1.067                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)......................................................    2005        1.159           1.271                      --
                                                                   2004        1.000           1.159                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)....    2005        1.193           1.248                  17,538
                                                                   2004        1.000           1.193                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99).............................    2005        1.057           1.075                      --
                                                                   2004        1.000           1.057                      --

   Investors Fund -- Class I (11/99)...........................    2005        1.080           1.124                      --
                                                                   2004        1.000           1.080                      --

   Large Cap Growth Fund -- Class I (9/02).....................    2005        0.991           1.019                      --
                                                                   2004        1.000           0.991                      --

   Small Cap Growth Fund -- Class I (11/99)....................    2005        1.166           1.196                      --
                                                                   2004        1.000           1.166                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)...................    2005        1.055           1.121                      --
                                                                   2004        1.000           1.055                      --

   Convertible Securities Portfolio (6/00).....................    2005        1.043           1.023                      --
                                                                   2004        1.000           1.043                      --

   Disciplined Mid Cap Stock Portfolio (5/00)..................    2005        1.119           1.230                      --
                                                                   2004        1.000           1.119                      --

   Equity Income Portfolio (11/99).............................    2005        1.102           1.126                      --
                                                                   2004        1.000           1.102                      --

   Federated High Yield Portfolio (6/00).......................    2005        1.079           1.081                      --
                                                                   2004        1.000           1.079                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                          UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                                 BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                              YEAR        YEAR         END OF YEAR          END OF YEAR
---------------------------------------------------------------   ----    -------------   -------------       ----------------
   Federated Stock Portfolio (5/00)............................   2005        1.080           1.111                      --
                                                                  2004        1.000           1.080                      --

   Large Cap Portfolio (11/99).................................   2005        1.049           1.114                      --
                                                                  2004        1.000           1.049                      --

   Managed Allocation Series: Aggressive Portfolio (6/05)......   2005        1.007           1.073                      --

   Managed Allocation Series: Conservative Portfolio (5/05)....   2005        1.000           1.026                      --

   Managed Allocation Series: Moderate Portfolio (6/05)........   2005        1.000           1.042                      --

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)......................................................   2005        0.999           1.060                      --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)............................................   2005        1.007           1.033                      --

   Mercury Large Cap Core Portfolio (11/99)....................   2005        1.124           1.231                      --
                                                                  2004        1.000           1.124                      --

   MFS(R) Emerging Growth Portfolio (11/99)....................   2005        1.082           1.048                      --
                                                                  2004        1.000           1.082                      --

   MFS(R) Mid Cap Growth Portfolio (5/00)......................   2005        1.074           1.081                      --
                                                                  2004        1.000           1.074                      --

   MFS(R) Total Return Portfolio (11/99).......................   2005        1.096           1.103                      --
                                                                  2004        1.000           1.096                      --

   MFS(R) Value Portfolio (7/04)...............................   2005        1.127           1.172                      --
                                                                  2004        1.002           1.127                      --

   Mondrian International Stock Portfolio (5/00)...............   2005        1.145           1.226                      --
                                                                  2004        1.000           1.145                      --

   Pioneer Fund Portfolio (5/03)...............................   2005        1.093           1.133                      --
                                                                  2004        1.000           1.093                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Pioneer Mid Cap Value Portfolio (5/05)...................   2005        1.000           1.058                      --

   Pioneer Strategic Income Portfolio (6/00)................   2005        1.104           1.119                      --
                                                               2004        1.000           1.104                      --

   Strategic Equity Portfolio (11/99).......................   2005        1.098           1.095                      --
                                                               2004        1.000           1.098                      --

   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.031           1.131                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.103                      --

   Travelers Quality Bond Portfolio (5/00)..................   2005        1.032           1.025                      --
                                                               2004        1.000           1.032                      --

   U.S. Government Securities Portfolio (6/04)..............   2005        1.073           1.094                      --
                                                               2004        1.014           1.073                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.998           0.998                      --
                                                               2004        1.000           0.998                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/01).............   2005        1.131           1.151                      --
                                                               2004        1.000           1.131                      --

   Enterprise Portfolio -- Class II Shares (6/01)...........   2005        1.038           1.094                      --
                                                               2004        1.000           1.038                      --

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class 2 (5/00)..........  2005        1.107           1.262                      --
                                                               2004        1.000           1.107                      --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (8/01).................................................   2005        1.040           1.227                      --
                                                               2004        1.000           1.040                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.227           1.416                      --
                                                               2004        1.000           1.227                      --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large -- Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Smith Barney Equity Funds: Smith Barney Social Awareness Fund -- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness Stock Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by The Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Janus Aspen Series: Balanced Portfolio -- Service Shares is no longer available to new contract owners.

Janus Aspen Series: Global Life Sciences Portfolio -- Service Shares is no longer available to new contract owners.

Janus Aspen Series: World Wide Growth Portfolio -- Service Shares is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Share is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

Van Kampen Life Investment Trust: Enterprise Portfolio -- Class II Shares is no longer available to new contract owners.

AIM V.I. Premier Equity Fund -- Series I is no longer available to new contract owners.

Credit Suisse Emerging Markets Portfolio is no longer available to new contract owners.

Fixed Fund is no longer available to new contract owners.

Janus Aspen Balanced Portfolio -- Service Shares is no longer available to new contract owners.

Janus Aspen Global Life Sciences Portfolio -- Service Shares is no longer available to new contract owners.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirement, general economic trends and competitive factors.

TRANSFERS

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the contract date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual contract date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
          (AVAILABLE ONLY IF ENHANCED DEATH BENEFIT IS ELECTED AND THE
       ANNUITANT IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, the Annuitant begins confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty
(60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital that:

      (a) is Medicare approved as a provider of skilled nursing care services and

      (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism

                                       OR

Meets all of the following standards:

      (a) is licensed as a nursing care facility by the state in which it is licensed

      (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility

      (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care

      (d) provides, as a primary function, nursing care and room and board; and charges for these services

      (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN)

      (f) may provide care by a licensed physical, respiratory, occupational or speech therapist and

      (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

      (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

      (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

      (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

      (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

      (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following our receipt of proper written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payment Credits applied within 12 months of the date of the withdrawal, less any Purchase Payments made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm Condensed Financial Information
                     Financial Statements

Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-05-09-86 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-05-09-86.

Name:     ___________________________________

Address:  ___________________________________

CHECK BOX:

[    ]  MIC-Book-05-09-86

[    ]  MLAC-Book-05-09-86

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                                                     May 1, 2006

             VINTAGE XTRA (SERIES II)SM VARIABLE ANNUITY PROSPECTUS:
                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES
                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES

This Prospectus describes VINTAGE XTRA (SERIES II) VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut(formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. If you select Variable Funding Options, your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:

AMERICAN FUNDS INSURANCE SERIES -- CLASS 2
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
   Franklin Income Securities Fund
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
JANUS ASPEN SERIES -- SERVICE SHARES
   Mid Cap Growth Portfolio
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. -- CLASS I+
   Legg Mason Partners Variable Investors Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
   Legg Mason Partners Variable Appreciation Portfolio+
   Legg Mason Partners Variable Equity Index Portfolio -- Class II+
   Legg Mason Partners Variable Fundamental Value Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
   Legg Mason Partners Variable Adjustable Rate Income Portfolio+
   Legg Mason Partners Variable Aggressive Growth Portfolio+
   Legg Mason Partners Variable High Income Portfolio+
   Legg Mason Partners Variable Large Cap Growth Portfolio+
   Legg Mason Partners Variable Mid Cap Core Portfolio+
   Legg Mason Partners Variable Money Market Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV+
   Legg Mason Partners Variable Multiple Discipline Portfolio
     --
     All Cap Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio
     --
     Balanced All Cap Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio
     --
     Global All Cap Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio
     --
     Large Cap Growth and Value+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS V+
   Legg Mason Partners Variable Small Cap Growth
     Opportunities
     Portfolio+
MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value Portfolio -- Class A+
   Harris Oakmark International Portfolio -- Class A+
   Janus Capital Appreciation Portfolio -- Class A+
   Lord Abbett Growth and Income Portfolio -- Class B+
   Lord Abbett Mid-Cap Value Portfolio -- Class B+
   Mercury Large-Cap Core Portfolio -- Class A+
   Met/AIM Capital Appreciation Portfolio -- Class A+
   Met/AIM Small Cap Growth Portfolio -- Class A+
   MFS(R) Value Portfolio -- Class A+
   Neuberger Berman Real Estate Portfolio -- Class A+
   Pioneer Fund Portfolio -- Class A+
   Pioneer Mid-Cap Value Portfolio -- Class A+
   Pioneer Strategic Income Portfolio -- Class A+
   Third Avenue Small Cap Value Portfolio -- Class B+
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth Portfolio -- Class D+
   BlackRock Bond Income Portfolio -- Class E+
   Capital Guardian U.S. Equity Portfolio -- Class A+
   FI Large Cap Portfolio -- Class A+
   FI Value Leaders Portfolio -- Class D+
   MFS(R) Total Return Portfolio -- Class F+
   Oppenheimer Global Equity Portfolio -- Class B+
PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS
   Real Return Portfolio
   Total Return Portfolio
PUTNAM VARIABLE TRUST -- CLASS IB
   Putnam VT Small Cap Value Fund
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio -- Service Class
   VIP Mid Cap Portfolio -- Service Class 2
METROPOLITAN SERIES FUND, INC. -- ASSET ALLOCATION PORTFOLIOS -- CLASS B
   MetLife Conservative Allocation Portfolio+
   MetLife Conservative to Moderate Allocation Portfolio+
   MetLife Moderate Allocation Portfolio+
   MetLife Moderate to Aggressive Allocation Portfolio+
   MetLife Aggressive Allocation Portfolio+

----------
(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract -- The Variable Funding Options" for more information.

*TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.

We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you. The Contract, certain contract features and/or some of the funding options may not be available in all states. This Prospectus provides the information that you should know before investing in the Contract. Please keep this Prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this Prospectus. To request a copy, write to us at One Cityplace, 185 Asylum St., 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-9325 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                           PROSPECTUS DATED MAY 1 2006

                                TABLE OF CONTENTS

Glossary.............................................     3
Summary..............................................     4
Fee Table............................................     8
Condensed Financial Information......................    15
The Annuity Contract.................................    15
   Contract Owner Inquiries..........................    16
   Purchase Payments.................................    16
   Purchase Payment Credits..........................    17
   Accumulation Units................................    17
   The Variable Funding Options......................    18
Fixed Account........................................    24
Charges and Deductions...............................    24
   General...........................................    24
   Withdrawal Charge.................................    25
   Free Withdrawal Allowance.........................    26
   Transfer Charge...................................    26
   Administrative Charges............................    26
   Mortality and Expense Risk Charge.................    26
   Variable Liquidity Benefit Charge.................    27
   Enhanced Stepped-Up Provision Charge..............    27
   Guaranteed Minimum Withdrawal Benefit
    Charge...........................................    27
   Guaranteed Minimum Accumulation Benefit
    Charge...........................................    27
   Variable Funding Option Expenses..................    27
   Premium Tax.......................................    27
   Changes in Taxes Based upon Premium or Value......    28
Transfers............................................    28
   Market Timing/Excessive Trading...................    28
   Dollar Cost Averaging.............................    30
Access to Your Money.................................    31
   Systematic Withdrawals............................    31
Ownership Provisions.................................    31
   Types of Ownership................................    31
     Contract Owner..................................    31
     Beneficiary.....................................    32
     Annuitant.......................................    32
Death Benefit........................................    32
   Death Proceeds before the Maturity Date...........    33
   Enhanced Stepped-up Provision.....................    35
   Payment of Proceeds...............................    36
   Spousal Contract Continuance......................    37
   Beneficiary Contract Continuance..................    38
   Planned Death Benefit.............................    38
   Death Proceeds after the Maturity Date............    39
 Living Benefits.....................................    39
   Guaranteed Minimum Withdrawal Benefit.............    39
   Guaranteed Minimum Accumulation Benefit...........    44
The Annuity Period...................................    50
   Maturity Date.....................................    50
   Allocation of Annuity.............................    50
   Variable Annuity..................................    50
   Fixed Annuity.....................................    51
Payment Options......................................    51
   Election of Options...............................    51
   Annuity Options...................................    51
   Variable Liquidity Benefit........................    52
Miscellaneous Contract Provisions....................    52
   Right to Return...................................    52
   Termination.......................................    53
   Required Reports..................................    53
   Suspension of Payments............................    53
The Separate Accounts................................    53
   Performance Information...........................    54
Federal Tax Considerations...........................    54
   General Taxation of Annuities.....................    54
   Types of Contracts: Qualified and
    Non-qualified....................................    55
   Qualified Annuity Contracts.......................    55
    Taxation of Qualified Annuity Contracts..........    55
    Mandatory Distributions for Qualified Plans......    56
   Non-qualified Annuity Contracts...................    57
    Diversification Requirements for
      Variable Annuities.............................    59
    Ownership of the Investments.....................    59
    Taxation of Death Benefit Proceeds...............    59
   Other Tax Considerations..........................    59
    Treatment of Charges for Optional
      Benefits.......................................    59
    Puerto Rico Tax Considerations...................    60
    Non-Resident Aliens..............................    60
Other Information....................................    60
   The Insurance Companies...........................    60
   Financial Statements..............................    60
   Distribution of Variable Annuity Contracts........    61
   Conformity with State and Federal Laws............    62
   Voting Rights.....................................    62
   Restrictions on Financial Transactions............    62
   Legal Proceedings.................................    62
Appendix A: Condensed Financial
   Information for MetLife of CT Fund

    BD III for Variable Annuities....................   A-1
Appendix B: Condensed Financial
   Information for MetLife of CT Fund

    BD IV for Variable Annuities.....................   B-1
Appendix C: The Fixed Account........................   C-1
Appendix D: Contents of the Statement of
   Additional Information............................   D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.
ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.
ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.
ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.
CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.
CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.
CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.
CONTRACT DATE -- the date on which the Contract is issued.
CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.
CONTRACT VALUE -- Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.
CONTRACT YEARS -- twelve month periods beginning with the Contract Date.
DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.
DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.
FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.
HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.
MATURITY DATE -- the date on which the Annuity Payments are to begin.
PAYMENT OPTION -- an annuity or income option elected under your Contract. PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.
PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.
QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b) or 408(b) of the Code. SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.
SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.
UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.
VALUATION DATE -- a date on which a Subaccount is valued.
VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.
WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.
WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.
YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                    VINTAGE XTRA (SERIES II) VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut, ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Fund BD III for Variable Annuities ("Fund BD III"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Fund BD IV for Variable Annuities ("Fund BD IV"). When we refer to the Separate Account, we are referring to either Fund BD III or Fund BD IV, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b) or 408(b) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state permits, we will refund your full Purchase Payment minus any Purchase Payment Credits. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits. We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credits. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.40% for the Standard Death Benefit, 1.50% for the Step-Up Death Benefit and 1.70% for the Roll-Up Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% after nine full years.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.15% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to your Money -- Systematic Withdrawals -- Managed Distribution Program").

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of beneficiary or spousal contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this Prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - PURCHASE PAYMENT CREDITS. For each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal at least 4% of the Purchase Payment. The expenses for a contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may more than offset the amount of the Purchase Payment Credit.

            For Contracts issued between June 1, 2004 and August 31, 2004, and Contracts issued on or after December 1, 2004, the current Purchase Payment Credit is equal to 6% of each Purchase Payment received. This Purchase Payment Credit increase does not apply retroactively to contracts issued before June 1, 2004 or between September 1, 2004 and November 30, 2004. For contracts issued from December 1, 2004 until the date we change or rescind this Purchase Payment Credit increase, the 6% Purchase Payment Credit will apply to your initial purchase payment and each subsequent purchase payment received by us whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received.

            For Contracts issued before June 1, 2004, Contracts issued between September 1, 2004 and November 30, 2004, and any Contracts issued when a Purchase Payment Credit increase is not in effect, for the initial Purchase Payment and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time we receive the Purchase Payment. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%.

            The expenses for a Contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may offset the amount of the Purchase Payment Credit.

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

      - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

      WITHDRAWAL CHARGE...................................8%(1)
      (as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)

      TRANSFER CHARGE.....................................$10(2)
      (assessed on transfers that exceed 12 per year)

      VARIABLE LIQUIDITY BENEFIT CHARGE................ 8%(3)
      (as a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE...............$40(4)

----------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
 GREATER THAN OR EQUAL TO   BUT LESS THAN   WITHDRAWAL CHARGE
-------------------------   -------------   -----------------
          0 years              3 years            8%
          3 years              4 years            7%
          4 years              5 years            6%
          5 years              6 years            5%
          6 years              7 years            4%
          7 years              8 years            3%
          8 years              9 years            2%
         9+ years                 --              0%

----------
(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

  YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN   WITHDRAWAL CHARGE
-------------------------   -------------   -----------------
           0 years             3 years            8%
           3 years             4 years            7%
           4 years             5 years            6%
           5 years             6 years            5%
           6 years             7 years            4%
           7 years             8 years            3%
           8 years             9 years            2%
          9 + years               --              0%

----------
(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a mortality and expense risk charge ("M&E") of 1.40% and a administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB
III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                              STANDARD DEATH       STEP-UP DEATH   ROLL-UP DEATH
                                                                  BENEFIT             BENEFIT         BENEFIT
                                                           ---------------------   -------------   -------------
                                                           ---------------------   -------------   -------------
Mortality and Expense Risk Charge.......................          1.40%(5)            1.50%(5)        1.70%(5)
Administrative Expense Charge...........................          0.15%               0.15%           0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
FEATURES SELECTED.......................................          1.55%               1.65%           1.85%
Optional E.S.P. Charge..................................          0.15%               0.15%           0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
SELECTED................................................          1.70%               1.80%           2.00%
Optional GMAB Charge....................................          0.50%               0.50%           0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
SELECTED................................................          2.05%               2.15%           2.35%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMAB SELECTED(6)........................................          2.20%               2.30%           2.50%
Optional GMWB I Charge (maximum upon reset).............          1.00%(7)            1.00%(7)        1.00%(7)
Optional GMWB II Charge (maximum upon reset)............          1.00%(7)            1.00%(7)        1.00%(7)
Optional GMWB III Charge................................          0.25%               0.25%           0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
SELECTED................................................          2.55%               2.65%           2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
SELECTED................................................          2.55%               2.65%           2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III

ONLY SELECTED...........................................          1.80%               1.90%           2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB I SELECTED.........................................          2.70%               2.80%           3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB II SELECTED........................................          2.70%               2.80%           3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB III SELECTED.......................................          1.95%               2.05%           2.25%

----------
(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust.

(6)   GMAB and GMWB cannot both be elected.

(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the Prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                              MINIMUM    MAXIMUM
                                                              -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses).....     0.47%      4.47%

UNDERLYING FUND FEES AND EXPENSES

(as a percentage of average daily net assets)


                                              DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE     NET TOTAL
                                              SERVICE (12B-              TOTAL ANNUAL       WAIVER           ANNUAL
UNDERLYING                      MANAGEMENT          1)         OTHER       OPERATING    AND/OR EXPENSE      OPERATING
FUND:                               FEE            FEES       EXPENSES      EXPENSES     REIMBURSEMENT     EXPENSES**
-----------------------------   ----------   --------------   --------   ------------   ---------------   ------------
AMERICAN FUNDS INSURANCE
SERIES
   American Funds Global
     Growth Fund -- Class 2*..        0.58%            0.25%      0.04%          0.87%               --           0.87%
   American Funds Growth
     Fund -- Class 2*.........        0.33%            0.25%      0.02%          0.60%               --           0.60%
   American Funds
     Growth-Income Fund --
     Class 2*.................        0.28%            0.25%      0.01%          0.54%               --           0.54%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Income
     Securities Fund --
     Class 2*.................        0.46%            0.25%      0.02%          0.73%               --           0.73%(1)(2)
   Franklin Small-Mid Cap
     Growth Securities Fund
     -- Class 2*+.............        0.48%            0.25%      0.28%          1.01%             0.02%          0.99%(2)(3)
   Templeton Developing
     Markets Securities Fund
     -- Class 2*..............        1.24%            0.25%      0.29%          1.78%                --          1.78%
   Templeton Foreign
     Securities Fund --
     Class 2*.................        0.65%            0.25%      0.17%          1.07%             0.05%          1.02%(3)
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio
     -- Service Shares*.......        0.64%            0.25%      0.03%          0.92%               --           0.92%
LAZARD RETIREMENT SERIES,
   INC.
   Lazard Retirement Small
     Cap Portfolio*...........        0.75%            0.25%      0.22%          1.22%               --           1.22%
LEGG MASON PARTNERS
   INVESTMENT SERIES
   Legg Mason Partners
     Variable Dividend
     Strategy Portfolio+++....        0.65%              --       0.21%          0.86%               --           0.86%
   Legg Mason Partners
     Variable Premier
     Selections All Cap
     Growth Portfolio+++......        0.75%              --       0.19%          0.94%               --           0.94%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners
     Variable All Cap
     Portfolio --
     Class I+.................        0.75%              --       0.07%          0.82%               --           0.82%
   Legg Mason Partners
     Variable Investors
     Portfolio -- Class I.....        0.65%              --       0.06%          0.71%               --           0.71%
   Legg Mason Partners
     Variable Small Cap
     Growth Portfolio --
     Class I+.................        0.75%              --       0.22%          0.97%               --           0.97%


                                               DISTRIBUTION
                                                 AND/OR                                 CONTRACTUAL FEE    NET TOTAL
                                                SERVICE                  TOTAL ANNUAL       WAIVER          ANNUAL
UNDERLYING                      MANAGEMENT      (12B-1)        OTHER      OPERATING     AND/OR EXPENSE     OPERATING
FUND:                               FEE           FEES        EXPENSES     EXPENSES      REIMBURSEMENT     EXPENSES**
-----------------------------   ----------   --------------   --------   ------------   ---------------   ------------
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners
     Variable Appreciation
     Portfolio...............         0.70%              --       0.02%          0.72%               --           0.72%
   Legg Mason Partners
     Variable Diversified
     Strategic Income
     Portfolio+..............         0.65%              --       0.12%          0.77%               --           0.77%
   Legg Mason Partners
     Variable Equity Index
     Portfolio -- Class II*..         0.31%            0.25%      0.03%          0.59%               --           0.59%
   Legg Mason Partners
     Variable Fundamental
     Value Portfolio.........         0.75%              --       0.03%          0.78%               --           0.78%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners
     Variable Adjustable
     Rate Income Portfolio*++         0.55%            0.25%      0.28%          1.08%               --           1.08%(4)
   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio++......         0.75%              --       0.02%          0.77%               --           0.77%(4)
   Legg Mason Partners
     Variable High Income
     Portfolio++.............         0.60%              --       0.06%          0.66%               --           0.66%
   Legg Mason Partners
     Variable Large Cap
     Growth Portfolio++......         0.75%              --       0.04%          0.79%               --           0.79%(4)
   Legg Mason Partners
     Variable Mid Cap Core
     Portfolio++.............         0.75%              --       0.07%          0.82%               --           0.82%
   Legg Mason Partners
     Variable Money Market
     Portfolio++.............         0.45%              --       0.02%          0.47%               --           0.47%(4)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS IV
   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio --
     All Cap Growth and
     Value*..................         0.75%            0.25%      0.06%          1.06%               --           1.06%
   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio --
     Balanced All Cap Growth
     and Value*..............         0.75%            0.25%      0.06%          1.06%               --           1.06%
   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio --
     Global All Cap Growth
     and Value*..............         0.75%            0.25%      0.15%          1.15%               --           1.15%
   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio --
     Large Cap Growth and
     Value*..................         0.75%            0.25%      0.24%          1.24%               --           1.24%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V
   Legg Mason Partners
     Variable Small Cap
     Growth Opportunities
     Portfolio...............         0.75%              --       0.30%          1.05%               --           1.05%

                                               DISTRIBUTION
                                                 AND/OR                                 CONTRACTUAL FEE    NET TOTAL
                                                SERVICE                  TOTAL ANNUAL       WAIVER          ANNUAL
UNDERLYING                      MANAGEMENT      (12B-1)        OTHER      OPERATING     AND/OR EXPENSE     OPERATING
FUND:                               FEE           FEES        EXPENSES     EXPENSES      REIMBURSEMENT     EXPENSES**
-----------------------------   ----------   --------------   --------   ------------   ---------------   ------------
LORD ABBETT SERIES FUND, INC.
   Growth and Income
     Portfolio
      --  Class VC+..........         0.48%              --       0.41%          0.89%               --         0.89%(13)
   Mid-Cap Value Portfolio--
     Class VC+...............         0.74%              --       0.38%          1.12%               --         1.12%(13)
MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value
     Portfolio -- Class A....         0.83%              --       3.64%          4.47%             3.37%        1.10%(5)
   Harris Oakmark
     International Portfolio
     -- Class A..............         0.82%              --       0.13%          0.95%               --         0.95%
   Janus Capital
     Appreciation Portfolio
     -- Class A..............         0.65%              --       0.09%          0.74%               --         0.74%(5)
   Lord Abbett Growth and
     Income Portfolio --
     Class B*................         0.50%            0.25%      0.04%          0.79%               --         0.79%(5)
   Lord Abbett Mid-Cap Value
     Portfolio -- Class B*...         0.68%            0.25%      0.08%          1.01%               --         1.01%
   Mercury Large-Cap Core
     Portfolio -- Class A....         0.78%              --       0.12%          0.90%               --         0.90%(5)
   Met/AIM Capital
     Appreciation Portfolio
     -- Class A..............         0.76%              --       0.05%          0.81%               --         0.81%(5)
   Met/AIM Small Cap Growth
     Portfolio -- Class A....         0.90%              --       0.10%          1.00%               --         1.00%(5)
   MFS(R) Value Portfolio --
     Class A.................         0.73%              --       0.24%          0.97%               --         0.97%(5)
   Neuberger Berman Real
     Estate Portfolio --
     Class A.................         0.67%              --       0.03%          0.70%               --         0.70%
   Pioneer Fund Portfolio --
     Class A.................         0.75%              --       0.28%          1.03%             0.03%        1.00%(5)
   Pioneer Mid-Cap Value
     Portfolio -- Class A....         0.75%              --       2.84%          3.59%             2.59%        1.00%(5)
   Pioneer Strategic Income
     Portfolio -- Class A....         0.73%              --       0.09%          0.82%               --         0.82%(5)
   Third Avenue Small Cap
     Value Portfolio --
     Class B*................         0.75%            0.25%      0.05%          1.05%               --        1.05%
METROPOLITAN SERIES FUND,
   INC.
   BlackRock Aggressive
     Growth Portfolio --
     Class D*................         0.73%            0.10%      0.06%          0.89%               --         0.89%
   BlackRock Bond Income
     Portfolio -- Class E*...         0.40%            0.15%      0.07%          0.62%               --         0.62%(6)
   Capital Guardian U.S.
     Equity Portfolio --
     Class A.................         0.67%              --       0.06%          0.73%               --         0.73%
   FI Large Cap Portfolio --
     Class A.................         0.80%              --       0.06%          0.86%               --         0.86%(7)
   FI Value Leaders
     Portfolio -- Class D*...         0.66%            0.10%      0.07%          0.83%               --         0.83%
   MFS(R) Total Return
     Portfolio -- Class F*...         0.57%            0.20%      0.16%          0.93%               --         0.93%(8)

                                               DISTRIBUTION
                                                 AND/OR                                 CONTRACTUAL FEE    NET TOTAL
                                                SERVICE                  TOTAL ANNUAL       WAIVER          ANNUAL
UNDERLYING                      MANAGEMENT      (12B-1)        OTHER      OPERATING     AND/OR EXPENSE     OPERATING
FUND:                               FEE           FEES        EXPENSES     EXPENSES      REIMBURSEMENT     EXPENSES**
-----------------------------   ----------   --------------   --------   ------------   ---------------   ------------
   Oppenheimer Global Equity
     Portfolio -- Class B*...         0.60%            0.25%      0.33%          1.18%               --       1.18%
   T. Rowe Price Large Cap
     Growth Portfolio --
     Class B*+...............         0.60%            0.25%      0.12%          0.97%               --       0.97%(9)
PIMCO VARIABLE INSURANCE
   TRUST
   Real Return Portfolio --
     Administrative Class....         0.25%              --       0.41%          0.66%               --       0.66%(10)
   Total Return Portfolio --
     Administrative Class....         0.25%              --       0.40%          0.65%               --       0.65%
PUTNAM VARIABLE TRUST
   Putnam VT International
     Equity Fund -- Class
     IB*+....................         0.75%            0.25%      0.18%          1.18%               --       1.18%
   Putnam VT Small Cap Value
     Fund -- Class IB*.......         0.76%            0.25%      0.08%          1.09%               --       1.09%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Emerging Growth Portfolio
     -- Class I+.............         0.70%              --       0.07%          0.77%               --       0.77%

                                              DISTRIBUTION
                                                AND/OR                                  CONTRACTUAL FEE     NET TOTAL
                                               SERVICE                  TOTAL ANNUAL        WAIVER           ANNUAL
UNDERLYING                      MANAGEMENT     (12B-1)         OTHER      OPERATING     AND/OR EXPENSE      OPERATING
FUND:                               FEE          FEES         EXPENSES     EXPENSES      REIMBURSEMENT     EXPENSES**
-----------------------------   ----------   --------------   --------   ------------   ---------------   ------------
VARIABLE INSURANCE PRODUCTS
   FUND
   VIP Contrafund(R)
     Portfolio -- Service
     Class*..................         0.57%            0.10%      0.09%          0.76%               --           0.76%
   VIP Mid Cap Portfolio --
     Service Class 2*........         0.57%            0.25%      0.12%          0.94%               --           0.94%

                                                                                                                       NET TOTAL
                                                                                                                        ANNUAL
                                                                                                                       OPERATING
                                                                                                                       EXPENSES
                                             DISTRIBUTION                                 CONTRACTUAL                 INCLUDING
                                               AND/OR                       TOTAL         FEE WAIVER    NET TOTAL        NET
                                               SERVICE                      ANNUAL         AND/OR         ANNUAL      EXPENSES OF
UNDERLYING                       MANAGEMENT    (12B-1)        OTHER        OPERATING       EXPENSE      OPERATING     UNDERLYING
FUND:                               FEE         FEES         EXPENSES      EXPENSES     REIMBURSEMENT   EXPENSES**    PORTFOLIOS
------------------------------  -----------  ------------  ------------  ------------  --------------  ------------  ------------
METROPOLITAN SERIES FUND,
 INC
MetLife Conservative
 Allocation Portfolio --
 Class B* ....................         0.10%         0.25%         0.95%         1.30%           0.95%         0.35%  0.98%(11)(12)
MetLife Conservative to
 Moderate Allocation
 Portfolio -- Class B* .......         0.10%         0.25%         0.31%         0.66%           0.31%         0.35%  1.00%(11)(12)
MetLife Moderate Allocation
 Portfolio -- Class B* .......         0.10%         0.25%         0.19%         0.54%           0.19%         0.35%  1.04%(11)(12)
MetLife Moderate to
 Aggressive Allocation
 Portfolio --
 Class B* ....................         0.10%         0.25%         0.24%         0.59%           0.24%         0.35%  1.06%(11)(12)
MetLife Aggressive
 Allocation Portfolio --
 Class B* ....................         0.10%         0.25%         1.66%         2.01%           1.66%         0.35%  1.07%(11)(12)

----------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

+     Closed to new investors.

++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.

NOTES

(1)   The Fund administration fee is paid indirectly through the management fee.

(2) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.

(3) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).

(4) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.

(5) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio. Fees and expenses for the following Portfolios are estimated for the year ending December 31, 2006: Dreman Small-Cap Value Portfolio, Janus Capital Appreciation Portfolio, Mercury Large-Cap Core Portfolio, Met/AIM Capital Appreciation Portfolio, MFS(R) Value Portfolio, Pioneer Fund Portfolio, Pioneer Mid-Cap Value Portfolio and Pioneer Strategic Income Portfolio. For Lord Abbett Growth and Income Portfolio, the Management Fee in the table has been restated to reflect a new fee schedule that became effective on January 1, 2006.

(6) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.

(7) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.

(8) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on May 1, 2006.

(9) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.

(10) Ratio of expenses to average net assets excluding interest expense is 0.65%.

(11) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.

(12) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable fee waivers and expense reimbursements) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable expense limitations), including the total operating expenses of the underlying portfolios (before any applicable expense limitations) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

(13) The Management Fee in the table has been restated to reflect a new fee schedule which became effective on January 1, 2006.

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and the GMWB cannot both be elected.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).

                                       IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                              END OF PERIOD SHOWN              ANNUITIZED AT END OF PERIOD SHOWN
                                     --------------------------------------  --------------------------------------
FUNDING
OPTION                                1 YEAR    3 YEARS   5 YEARS  10 YEARS   1 YEAR   3 YEARS    5 YEARS  10 YEARS
-----------------------------------  --------  --------  --------  --------  --------  --------  --------  --------
Underlying Fund with Maximum Total
Annual Operating Expenses .........      1584      3099      4347      7084       784      2299      3747      7084
Underlying Fund with Minimum Total
Annual Operating Expenses .........      1168      1917      2482      3873       368      1117      1882      3873

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT

Vintage XTRA (Series II) Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the Prospectus -- it is not the Contract. The Prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this Prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date. The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.


DEATH BENEFIT/OPTIONAL                  MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
FEATURE                                      ANNUITANT ON THE CONTRACT/RIDER DATE
-------------------------------         ------------------------------------------------
Deferred Annual Step Up Death Benefit                          80
(Standard Death Benefit)
Step Up Death Benefit                                          75
Roll Up Death Benefit                                          75
Enhanced Stepped-Up Provision (E.S.P.)                         75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial or personal tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9325.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

PURCHASE PAYMENT CREDITS

For Contracts issued before June 1, 2004, Contracts issued between September 1, 2004 and November 30, 2004, and any Contracts issued when a Purchase Payment Credit increase is not in effect, for the initial Purchase Payment and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time we receive the Purchase Payment. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%.

For Contracts issued between June 1, 2004 and August 31, 2004, and Contracts issued on or after December 1, 2004 until the date we change or rescind the Purchase Payment Credit increase, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6.0% of the Purchase Payment

We reserve the right to change or rescind this Purchase Payment Credit increase for contracts issued on or after March 31, 2006.

We will apply the Purchase Payment Credit to the Variable Funding Options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit from any refunds made if:

      (a) you return your Contract during the right to return period (we will include any gains on the credit in the refund);

      (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the 12 months following the application of any Purchase Payment Credit; or

      (c) you surrender or terminate your Contract within 12 months after the application of any Purchase Payment Credit.

When we determine the amount of Purchase Payment Credits to deduct from any refund amount or death benefit under (b) or (c), we will not include a credit's investment gains or losses.

You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits may not be included in your GMWB Remaining Benefit Base. Please refer to the description of the GMWB benefit for more information. Purchase Payment Credits are not included in your Base Calculation Amount under the GMAB. Please refer to the description of GMAB for more information.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this Prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the F'nd's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed "s "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (see "Other Information -- Distribution of Variable Annuity Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9325 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                           INVESTMENT
                OPTION                                   OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------------   -------------------------------------   ---------------------------------
AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth Fund      Seeks capital appreciation through      Capital Research and Management
     -- Class 2                           stocks.                                 Company
   American Funds Growth Fund --          Seeks capital appreciation through      Capital Research and Management
     Class 2                              stocks.                                 Company
   American Funds Growth-Income Fund      Seeks both capital appreciation and     Capital Research and Management
     -- Class 2                           income.                                 Company
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Income Securities Fund --     Seeks to maximize income while          Franklin Advisers, Inc.
     Class 2                              maintaining prospects for capital
                                          appreciation.
   Franklin Small-Mid Cap Growth          Seeks long-term capital growth.         Franklin Advisers, Inc.
     Securities Fund -- Class 2+
   Templeton Developing Markets           Seeks long-term capital appreciation.   Templeton Asset Management Ltd.
     Securities Fund -- Class 2
   Templeton Foreign Securities Fund      Seeks long-term capital growth.         Templeton Investment Counsel, LLC
     -- Class 2                                                                   Subadviser: Franklin Templeton
                                                                                  Investment Management Limited

                  FUNDING                           INVESTMENT                                       INVESTMENT
                   OPTION                            OBJECTIVE                                   ADVISER/SUBADVISER
----------------------------------------- ---------------------------------------------- --------------------------------------
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio -- Service    Seeks long-term growth of capital.             Janus Capital Management LLC
     Shares
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio  Seeks long-term capital appreciation.          Lazard Asset Management LLC
LEGG MASON PARTNERS INVESTMENT SERIES*
   Legg Mason Partners Variable Dividend  Seeks capital appreciation, principally        Smith Barney Fund Management LLC
     Strategy Portfolio+*                 through investments in dividend-paying stocks.
   Legg Mason Partners Variable Premier   Seeks long-term capital growth.                Smith Barney Fund Management LLC
     Selections All Cap Growth Portfolio+*
LEGG MASON PARTNERS VARIABLE
  PORTFOLIOS I, INC.*
   Legg Mason Partners Variable All Cap   Seeks capital appreciation through             Salomon Brothers Asset Management Inc
     Portfolio -- Class I+*               investments.
   Legg Mason Partners Variable Investors Seeks long-term growth of capital, with growth Salomon Brothers Asset Management Inc
     Portfolio*                           of current income as a secondary objective.
   Legg Mason Partners Variable Small     Seeks long-term growth of capital.             Salomon Brothers Asset Management Inc
     Cap Growth Portfolio+*
LEGG MASON PARTNERS VARIABLE
  PORTFOLIOS II*
   Legg Mason Partners Variable           Seeks long-term appreciation of capital.       Smith Barney Fund Management LLC
     Appreciation Portfolio*
   Legg Mason Partners Variable           Seeks high current income.                     Smith Barney Fund Management LLC
     Diversified Strategic Income                                                        Subadviser: Citigroup Asset Management
     Portfolio+*                                                                         Ltd.
   Legg Mason Partners Variable Equity    Seeks to correspond to the price and yield     TIMCO Asset Management, Inc.
     Index Portfolio -- Class II*         performance of the S&P 500 Index.
   Legg Mason Partners Variable           Seeks long-term capital growth. Current        Smith Barney Fund Management LLC
     Fundamental Value Portfolio*         income is a secondary consideration.
LEGG MASON PARTNERS VARIABLE
  PORTFOLIOS III, INC.*
   Legg Mason Partners Variable           Seeks to provide high current income and to    Smith Barney Fund Management LLC
     Adjustable Rate Income Portfolio*    limit the degree of fluctuation of its net
                                          asset value resulting from movements in
                                          interest rates.
   Legg Mason Partners Variable           Seeks long-term capital appreciation.          Smith Barney Fund Management LLC
     Aggressive Growth Portfolio*
   Legg Mason Partners Variable High      Seeks high current income. Secondarily, seeks  Smith Barney Fund Management LLC
     Income Portfolio*                    capital appreciation.
   Legg Mason Partners Variable Large     Seeks long-term growth of capital.             Smith Barney Fund Management LLC
     Cap Growth Portfolio*
   Legg Mason Partners Variable Mid Cap   Seeks long-term growth of capital.             Smith Barney Fund Management LLC
     Core Portfolio*
   Legg Mason Partners Variable Money     Seeks to maximize current income consistent    Smith Barney Fund Management LLC
     Market Portfolio*
                                          with preservation of capital.
LEGG MASON PARTNERS VARIABLE
  PORTFOLIOS IV
   Legg Mason Partners Variable Multiple  Seeks long-term growth of capital.             Smith Barney Fund Management LLC
     Discipline Portfolio -- All Cap Growth
     and Value*
   Legg Mason Partners Variable Multiple  Seeks a balance between long-term growth of    Smith Barney Fund Management LLC
     Discipline Portfolio -- Balanced
     All Cap
                                          capital and principal preservation.
     Growth and Value*
   Legg Mason Partners Variable Multiple  Seeks long-term growth of capital.             Smith Barney Fund Management LLC
     Discipline Portfolio -- Global All Cap
     Growth and Value*
   Legg Mason Partners Variable Multiple  Seeks long-term growth of capital.             Smith Barney Fund Management LLC
     Discipline Portfolio -- Large Cap
     Growth and Value*

                  FUNDING                                   INVESTMENT                                  INVESTMENT
                   OPTION                                    OBJECTIVE                              ADVISER/SUBADVISER
----------------------------------------- ----------------------------------------------   ----------------------------------
LEGG MASON PARTNERS VARIABLE
  PORTFOLIOS V
   Legg Mason Partners Variable Small     Seeks long-term capital growth.                  Smith Barney Fund Management LLC
     Cap Growth Opportunities Portfolio*
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio --         Seeks long-term growth of capital and income     Lord, Abbett & Co. LLC
     Class VC+                            without excessive fluctuations in market value.
Mid-Cap Value Portfolio -- Class VC+      Seeks capital appreciation through               Lord, Abbett & Co. LLC
                                          investments, primarily in equity securities,
                                          which are believed to be undervalued in the
                                          marketplace.
MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value Portfolio --    Seeks capital appreciation.                      Met Investors Advisory, LLC
     -- Class A*                                                                           Subadviser: Dreman Value Management
                                                                                           L.L.C.
   Harris Oakmark International Portfolio Seeks long-term capital appreciation.            Met Investors Advisory,LLC
     -- Class A*                                                                           Subadviser: Harris Associates L.P.
   Janus Capital Appreciation Portfolio   Seeks capital appreciation.                      Met Investors Advisory, LLC
     -- Class A*                                                                           Subadviser: Janus Capital Management LLC
   Lord Abbett Growth and Income          Seeks growth of capital and current income       Met Investors Advisory, LLC
     Portfolio -- Class B*                without excessive fluctuations in the market     Subadviser: Lord, Abbett & Co. LLC
                                          value.
   Lord Abbett Mid-Cap Value Portfolio    Seeks capital appreciation through investment,   Met Investors Advisory, LLC
     -- Class B*                          primarily in equity securities which are         Subadviser: Lord, Abbett & Co. LLC
                                          believed to be undervalued in the marketplace.
   Mercury Large-Cap Core Portfolio --    Seeks long-term capital growth.                  Met Investors Advisory, LLC
     Class A*                                                                              Subadviser: Merrill Lynch Investment
                                                                                           Managers, L.P.
   Met/AIM Capital Appreciation Portfolio Seeks capital appreciation.                      Met Investors Advisory, LLC
     -- Class A*                                                                           Subadviser: AIM Capital Management,
                                                                                           Inc.
   Met/AIM Small Cap Growth Portfolio --  Seeks long-term growth of capital.               Met Investors Advisory, LLC
     Class A*                                                                              Subadviser: AIM Capital Management,
                                                                                           Inc.
   MFS(R) Value Portfolio -- Class A*     Seeks capital appreciation and reasonable        Met Investors Advisory, LLC
                                          income.                                          Subadviser:Massachusetts Financial
                                                                                           Services Company
   Neuberger Berman Real Estate Portfolio Seeks to provide total return through            Met Investors Advisory, LLC
     -- Class A*                          investment in real estate securities,            Subadviser: Neuberger Berman
                                          emphasizing both capital appreciation and        Management, Inc.
                                          current income.
   Pioneer Fund Portfolio -- Class A*     Seeks reasonable income and capital growth.      Met Investors Advisory, LLC
                                                                                           Subadviser: Pioneer Investment
                                                                                           Management, Inc.
   Pioneer Mid-Cap Value Portfolio --     Seeks capital appreciation.                      Met Investors Advisory, LLC
     Class A*                                                                              Subadviser: Pioneer Investment
                                                                                           Management, Inc.
   Pioneer Strategic Income Portfolio --  Seeks a high level of current income.            Met Investors Advisory, LLC
     Class A*                                                                              Subadviser: Pioneer Investment
                                                                                           Management, Inc.
   Third Avenue Small Cap Value           Seeks long-term capital appreciation.            Met Investors Advisory, LLC
     Portfolio -- Class B*                                                                 Subadviser: Third Avenue Management
                                                                                           LLC

                  FUNDING                                   INVESTMENT                                  INVESTMENT
                   OPTION                                    OBJECTIVE                              ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------- ------------------------------------
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth Portfolio    Seeks maximum capital appreciation.            MetLife Advisers, LLC
     -- Class D*                                                                           Subadviser: BlackRock Advisors, Inc.
   BlackRock Bond Income Portfolio --       Seeks competitive total return primarily from  MetLife Advisers, LLC
     Class E*                               investing in fixed-income securities.          Subadviser: BlackRock Advisors, Inc.
   Capital Guardian U.S. Equity Portfolio - Seeks long-term growth of capital.             MetLife Advisers, LLC
     -- Class A*                                                                           Subadviser: Capital Guardian Trust
                                                                                           Company
   FI Large Cap Portfolio -- Class A*       Seeks long-term growth of capital.             MetLife Advisers, LLC
                                                                                           Subadviser: Fidelity Management &
                                                                                           Research Company
   FI Value Leaders Portfolio -- Class D*   Seeks long-term growth of capital.             MetLife Advisers, LLC
                                                                                           Subadviser: Fidelity Management &
                                                                                           Research Company
   MetLife Aggressive Allocation Portfolio  Seeks growth of capital.                       MetLife Advisers, LLC
     -- Class B*
   MetLife Conservative Allocation          Seeks a high level of current income, with     MetLife Advisers, LLC
     Portfolio -- Class B*                  growth of capital as a secondary objective.
   MetLife Conservative to Moderate         Seeks high total return in the form of income  MetLife Advisers, LLC
     Allocation Portfolio -- Class B*       and growth of capital, with a greater emphasis
                                            on income.
   MetLife Moderate Allocation Portfolio -  Seeks a balance between a high level of        MetLife Advisers, LLC
     - Class B*                             current income and growth of capital, with a
                                            greater emphasis on growth of capital.
   MetLife Moderate to Aggressive           Seeks growth of capital.                       MetLife Advisers, LLC
     Allocation Portfolio -- Class B*
   MFS(R) Total Return Portfolio -- Class   Seeks a favorable total return through         MetLife Advisers, LLC
     F*                                     investment in a diversified portfolio.         Subadviser: Massachusetts Financial
                                                                                           Services Company
   Oppenheimer Global Equity Portfolio --   Seeks capital appreciation.                    MetLife Advisers, LLC
     Class B*                                                                              Subadviser: OppenheimerFunds, Inc.
   T. Rowe Price Large Cap Growth           Seeks long-term growth of capital and,         MetLife Advisers, LLC
     Portfolio -- Class B+*                   secondarily, dividend income.                  Subadviser: T. Rowe Price Associates
                                                                                           Inc.
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio -- Administrative  Seeks maximum total return, consistent with    Pacific Investment Management
     Class                                  preservation of  capital and prudent           Company LLC
                                            investment management.
   Total Return Portfolio -- Administrative Seeks maximum total return, consistent with    Pacific Investment Management
     Class                                  preservation of capital and prudent investment Company LLC management.
PUTNAM VARIABLE TRUST
   Putnam VT International Equity Fund --   Seeks capital appreciation.                    Putnam Investment Management, LLC
     Class IB+
   Putnam VT Small Cap Value Fund --        Seeks capital appreciation.                    Putnam Investment Management, LLC
     Class IB
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio -- Class I+    Seeks capital appreciation.                    Van Kampen Asset Management
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio -- Service   Seeks long-term capital appreciation.          Fidelity Management & Research
     Class                                                                                 Company
   VIP Mid Cap Portfolio -- Service         Seeks long-term growth of capital.             Fidelity Management & Research
     Class 2                                                                               Company

--------------
+     Closed to new investors.

* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:

UNDERLYING FUND NAME CHANGES

                       FORMER NAME                                                          NEW NAME
---------------------------------------------------------------   ----------------------------------------------------------------
GREENWICH STREET SERIES FUND                                      LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Appreciation Portfolio                                            Legg Mason Partners Variable Appreciation Portfolio
   Diversified Strategic Income Portfolio                            Legg Mason Partners Variable Diversified Strategic Income
                                                                        Portfolio
   Equity Index Portfolio                                            Legg Mason Partners Variable Equity Index Portfolio
   Fundamental Value Portfolio                                       Legg Mason Partners Variable Fundamental Value Portfolio
SALOMON BROTHERS VARIABLE SERIES FUND INC                         LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
   All Cap Fund                                                      Legg Mason Partners Variable All Cap Portfolio
   Investors Fund                                                    Legg Mason Partners Variable Investors Portfolio
   Small Cap Growth Fund                                             Legg Mason Partners Variable Small Cap Growth Portfolio
SMITH BARNEY INVESTMENT SERIES                                    LEGG MASON PARTNERS VARIABLE INVESTMENT SERIES
   Smith Barney Dividend Strategy Portfolio                          Legg Mason Partners Variable Dividend Strategy Portfolio
   Smith Barney Premier Selections All Cap Growth Portfolio          Legg Mason Partners Variable Premier Selections All Cap
                                                                        Growth Portfolio
SMITH BARNEY MULTIPLE DISCIPLINE TRUST                            LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
   Multiple Discipline Portfolio-All Cap Growth and Value            Legg Mason Partners Variable Multiple Discipline Portfolio --
                                                                        All Cap Growth and Value
   Multiple Discipline Portfolio -- Balanced All Cap Growth and      Legg Mason Partners Variable Multiple Discipline Portfolio --
   Value                                                                Balanced All Cap Growth and Value
   Multiple Discipline Portfolio -- Global All Cap Growth and        Legg Mason Partners Variable Multiple Discipline Portfolio --
   Value                                                                Global All Cap Growth and Value
   Multiple Discipline Portfolio -- Large Cap Growth & Value         Legg Mason Partners Variable Multiple Discipline Portfolio --
                                                                        Large Cap Growth and Value
TRAVELERS SERIES FUND INC.                                        LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   SB Adjustable Rate Income Portfolio                               Legg Mason Partners Variable Adjustable Rate Income
                                                                        Portfolio
   Smith Barney Aggressive Growth Portfolio                          Legg Mason Partners Variable Aggressive Growth Portfolio
   Smith Barney High Income Portfolio                                Legg Mason Partners Variable High Income Portfolio
   Smith Barney Large Capitalization Growth Portfolio                Legg Mason Partners Variable Large Cap Growth Portfolio
   Smith Barney Mid Cap Core Portfolio                               Legg Mason Partners Variable Mid Cap Core Portfolio
   Smith Barney Money Market Portfolio                               Legg Mason Partners Variable Money Market Portfolio
VARIABLE ANNUITY PORTFOLIOS                                       LEGG MASON PARTNERS VARIABLE PORTFOLIOS V
   Smith Barney Small Cap Growth Opportunities Portfolio             Legg Mason Partners Variable Small Cap Growth Opportunities
                                                                        Portfolio

UNDERLYING FUND MERGERS/REORGANIZATIONS

The former Underlying Funds were merged with and into the new Underlying Funds.

                FORMER UNDERLYING FUND                                                NEW UNDERLYING FUND
----------------------------------------------------------------    --------------------------------------------------------
--                                                                  MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                                              Janus Capital Appreciation Portfolio
TRAVELERS SERIES TRUST                                              MET INVESTORS SERIES TRUST
      AIM Capital Appreciation Portfolio                               MET/AIM Capital Appreciation Portfolio
TRAVELERS SERIES TRUST                                              METROPOLITAN SERIES FUND, INC.
      Equity Income Portfolio                                          FI Value Leaders Portfolio
TRAVELERS SERIES TRUST                                              METROPOLITAN SERIES FUND, INC.
      Large Cap Portfolio                                              FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                              METROPOLITAN SERIES FUND, INC.
      Managed Allocation Series: Aggressive Portfolio                  MetLife Aggressive Allocation Portfolio
TRAVELERS SERIES TRUST                                              METROPOLITAN SERIES FUND, INC.
      Managed Allocation Series: Conservative Portfolio                MetLife Conservative Allocation Portfolio
TRAVELERS SERIES TRUST                                              METROPOLITAN SERIES FUND, INC.
      Managed Allocation Series: Moderate-Conservative Portfolio       MetLife Conservative to Moderate Allocation Portfolio
TRAVELERS SERIES TRUST                                              METROPOLITAN SERIES FUND, INC.
      Managed Allocation Series: Moderate-Aggressive Portfolio         MetLife Moderate to Aggressive Allocation Portfolio
TRAVELERS SERIES TRUST                                              METROPOLITAN SERIES FUND, INC.

      Managed Allocation Series: Moderate Portfolio                                MetLife Moderate Allocation Portfolio
TRAVELERS SERIES TRUST                                                          MET INVESTORS SERIES TRUST
      Mercury Large Cap Core Portfolio                                             Mercury Large-Cap Core Portfolio
TRAVELERS SERIES TRUST                                                          METROPOLITAN SERIES FUND, INC.
      MFS(R) Mid Cap Growth Portfolio                                              BlackRock Aggressive Growth Portfolio
TRAVELERS SERIES TRUST                                                          METROPOLITAN SERIES FUND, INC.
      MFS(R) Total Return Portfolio                                                MFS(R) Total Return Portfolio

             FORMER UNDERLYING FUND                                                        NEW UNDERLYING FUND
----------------------------------------------------                            -----------------------------------------
TRAVELERS SERIES TRUST                                                          MET INVESTORS SERIES TRUST
      MFS(R) Value Portfolio                                                       MFS(R) Value Portfolio
TRAVELERS SERIES TRUST                                                          MET INVESTORS SERIES TRUST
      Mondrian International Stock Portfolio                                       Harris Oakmark International Portfolio
TRAVELERS SERIES TRUST                                                          MET INVESTORS SERIES TRUST
      Pioneer Fund Portfolio                                                       Pioneer Fund Portfolio
TRAVELERS SERIES TRUST                                                          MET INVESTORS SERIES TRUST
      Pioneer Mid-Cap Value Portfolio                                              Pioneer Mid-Cap Value Portfolio
TRAVELERS SERIES TRUST                                                          MET INVESTORS SERIES TRUST
      Pioneer Strategic Income Portfolio                                           Pioneer Strategic Income Portfolio
TRAVELERS SERIES TRUST                                                          METROPOLITAN SERIES FUND, INC.
      Strategic Equity Portfolio                                                   FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                                          MET INVESTORS SERIES TRUST
      Style Focus Series: Small Cap Growth Portfolio                               MET/AIM Small Cap Growth Portfolio
TRAVELERS SERIES TRUST                                                          MET INVESTORS SERIES TRUST
      Style Focus Series: Small Cap Value Portfolio                                Dreman Small-Cap Value Portfolio
TRAVELERS SERIES TRUST                                                          METROPOLITAN SERIES FUND, INC.
      Travelers Managed Income Portfolio                                           BlackRock Bond Income Portfolio
TRAVELERS SERIES TRUST                                                          METROPOLITAN SERIES FUND, INC.
      Van Kampen Enterprise Portfolio                                              Capital Guardian U.S. Equity Portfolio

UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were substituted for the former Underlying Funds.

                FORMER UNDERLYING FUND                                                        NEW UNDERLYING FUND
------------------------------------------------                                ------------------------------------------
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                                MET INVESTORS SERIES TRUST
   AllianceBernstein Growth and Income Portfolio                                   Lord Abbett Growth and Income Portfolio
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                                METROPOLITAN SERIES FUND, INC.
   AllianceBernstein Large Cap Growth Portfolio                                    T. Rowe Price Large Cap Growth Portfolio
DELAWARE VIP TRUST                                                              MET INVESTORS SERIES TRUST
   Delaware VIP REIT Series                                                        Neuberger Berman Real Estate Portfolio
FAM VARIABLE SERIES FUND, INC.                                                  METROPOLITAN SERIES FUND, INC.
   Mercury Global Allocation Portfolio                                             Oppenheimer Global Equity Portfolio
FAM VARIABLE SERIES FUND, INC.                                                  MET INVESTORS SERIES TRUST
   Mercury Value Opportunities VI Fund                                             Third Avenue Small Cap Value Portfolio
FRANKLIN TEMPLETON VIP TRUST                                                    MET INVESTORS SERIES TRUST
   Mutual Shares Securities Fund                                                   Lord Abbett Growth and Income Portfolio
FRANKLIN TEMPLETON VIP TRUST                                                    METROPOLITAN SERIES FUND, INC.
   Templeton Growth Securities Fund                                                Oppenheimer Global Equity Portfolio

                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      -     administration of the annuity options available under the Contracts

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your registered representative and

      -     other costs of doing business

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:

            YEARS SINCE PURCHASE PAYMENT MADE
-------------------------------------------------------
GREATER THAN OR EQUAL TO                  BUT LESS THAN                   WITHDRAWAL CHARGE
------------------------                  -------------                   -----------------
        0 years                              3 years                              8%
        3 years                              4 years                              7%
        4 years                              5 years                              6%
        5 years                              6 years                              5%
        6 years                              7 years                              4%
        7 years                              8 years                              3%
        8 years                              9 years                              2%
       9 + years                                                                  0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

        (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies then

        (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

        (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then;

        (d)    any Contract earnings.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     under the Managed Distribution Program

Partial withdrawals will be prorated from all Underlying Funds unless you specify otherwise on the Surrender Request Form. If you request a Partial Withdrawal, the amount that you receive may be less than your requested withdrawal amount because we will deduct applicable taxes and charges, including the Withdrawal Charge, from your requested withdrawal amount. If you want the full requested withdrawal amount you must check the "Net" box on the Surrender Request Form and we will deduct the amount of applicable taxes and charges from your Contract Value so you can receive your full requested withdrawal amount.

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge (during the first Contract Year, we will apply the free withdrawal allowance to withdrawals under the Systematic Withdrawal Program). If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59-1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $40 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds;

      (2)   after an annuity payout has begun; or

      (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is equal to 1.40% annually. If you choose the Annual Step-Up Death Benefit, the M&E charge is equal to 1.50% annually. If you choose the Roll-Up Death Benefit, the M&E charge is equal to 1.70% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

    YEARS SINCE INITIAL PURCHASE PAYMENT
---------------------------------------------
GREATER THAN OR EQUAL TO        BUT LESS THAN          WITHDRAWAL CHARGE
------------------------        -------------          -----------------
         0 years                   3 years                    8%
         3 years                   4 years                    7%
         4 years                   5 years                    6%
         5 years                   6 years                    5%
         6 years                   7 years                    4%
         7 years                   8 years                    3%
         8 years                   9 years                    2%
        9 + years                                             0%

Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.15% of the amounts held in each Variable Funding Option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the the American Funds Global Growth Fund, Franklin Small-Mid Cap Growth Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg

Mason Partners Variable Diversified Strategic Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio, Dreman Small-Cap Value Portfolio, Harris Oakmark International Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Putnam VT International Equity Fund and Putnam VT Small Cap Value Fund -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we evaluate trading patterns for market timing

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs will generally have different credited interest rates. Under each program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in the applicable time period. Please note that interest will accrue on a declining amount of Fixed Account Value. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the program period selected to the current funding options over the remainder of that program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not currently available as a funding option, you may still participate in the Dollar Cost Averaging Program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business on the Business Day we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period. Outstanding loans will reduce values and benefits under the Contract.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59-1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70-1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect. Please note that naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of those benefits, and who will receive them. Use care when naming owners, Annuitants and beneficiaries, and consult your agent if you have questions.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

      -     the death benefit will not be payable upon the Annuitant's death;

      -     the Contingent Annuitant becomes the Annuitant; and

      -     all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEFERRED ANNUAL STEP-UP (STANDARD DEATH BENEFIT)

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

      (1)   the Contract Value on the Death Report Date

      (2)   your adjusted Purchase Payment (see below) or*

      (3)   the Step-Up Value (if any, as described below)

STEP-UP DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

      (1)   the Contract Value on the Death Report Date

      (2)   your adjusted Purchase Payment (see below) or*

      (3)   the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT

If the Annuitant dies before age 80, the               the Contract Value on the
death benefit will be the greatest of:                 Death Report Date;

                                                  -    Date;

                                                  -    your adjusted Purchase
                                                       Payment (see below)*;

                                                  -    the Step-Up Value, if
                                                       any, as described below

                                                  -    the Roll-Up Death Benefit
                                                       Value (as described
                                                       below)

If the Annuitant dies on or after age 80,              the Contract Value on the
the death benefit will be the greatest of:             Death Report Date;

                                                  -    Date;


                                                  -    your adjusted Purchase
                                                       Payment (see below)* or

                                                  -    the Step-Up Value, if
                                                       any, as described below,
                                                       or

                                                  -    the Roll-Up Death Benefit
                                                       Value (as described
                                                       below) on the Annuitant's
                                                       80th birthday, plus any
                                                       additional Purchase
                                                       Payments and minus any
                                                       partial surrender
                                                       reductions (as described
                                                       below) that occur after
                                                       the Annuitant's 80th
                                                       birthday.

--------------
* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below. Purchase Payment Credits are not considered Purchase Payments for the purposes of this calculation.

STEP-UP VALUE (FOR STANDARD DEATH BENEFIT)

The Step-Up Value will initially equal the Contract Value on the ninth Contract Date Anniversary that occurs before the Annuitant's 80th birthday and before the Death Report Date, less any Purchase Payment Credits applied within the last 12 months. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within the last 12 months is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value less any Purchase Payment Credits applied within the last 12 months. If the Step-Up Value is greater than the Contract Value less any Purchase Payment Credits applied within the last 12 months, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below. If the Death Report Date or the Annuitant's 80th birthday is before the ninth Contract Date Anniversary, there is no Step-Up Value

STEP-UP VALUE (FOR STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary less any Purchase Payment Credits applied within the last 12 months. On each subsequent Contract

Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within the last 12 months is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value less any Purchase Payment Credits applied within the last 12 months. If the Step-Up Value is greater than the Contract Value less any Purchase Payment Credits applied within the last 12 months, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

        (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

        (b) is any Purchase Payment made during the previous Contract Year

        (c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

        (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

        (b) is any Purchase Payment made since the previous Contract Date anniversary

        (c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

--------------
** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTION.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment, Step-Up Value or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up Value or Roll-Up Value as follows:

        50,000 x (10,000/55,000) = $9,090

Your new adjusted Purchase Payment, Step-Up Value or Roll-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current adjusted Purchase Payment, Step-Up Value or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment, Step-Up Value or Roll-Up Value as follows:

        50,000 x (10,000/30,000) = $16,666

Your new Adjusted Purchase Payment, Step-Up Value or Roll-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

        50,000 x (10,000/55,000) = $9,090

You new modified Purchase Payment would be 50,000 -- 9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

        50,000 x (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

If you elect GMWB at the time you purchase your Contract, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the partial surrender reduction will not be applied to your death benefit. Instead, if you have made withdrawals under your contract, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

Likewise, if you elect GMWB after your Contract Date, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the partial surrender reduction will not be applied to your death benefit as of the date you elect the GMWB. Instead, if you have made withdrawals under your contract after you have elected GMWB, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                THE COMPANY WILL                                            MANDATORY
BEFORE THE MATURITY DATE,       PAY THE PROCEEDS                                          PAYOUT RULES
  UPON THE DEATH OF THE                 TO:                       UNLESS. . .                APPLY*
---------------------------  ----------------------   ---------------------------------   ------------
OWNER (WHO IS NOT THE        The beneficiary (ies),   Unless the beneficiary elects to       Yes
ANNUITANT) (WITH NO JOINT    or if none, to the       continue the Contract rather than
OWNER)                       Contract Owner's         receive the distribution.
                             estate.

OWNER (WHO IS THE            The beneficiary (ies),   Unless the beneficiary elects to       Yes
ANNUITANT) (WITH NO JOINT    or if none, to the       continue the Contract rather than
OWNER)                       Contract Owner's         receive the distribution.
                             estate.

NON-SPOUSAL JOINT OWNER      The surviving joint                                             Yes
(WHO IS NOT THE ANNUITANT)   owner.

NON-SPOUSAL JOINT OWNER      The beneficiary(ies),    Unless the beneficiary elects to       Yes
(WHO IS THE ANNUITANT )      or if none, to the       continue the Contract rather than
                             surviving joint owner.   receive the distribution.

SPOUSAL JOINT OWNER (WHO IS  The surviving joint      Unless the spouse elects to            Yes
NOT THE ANNUITANT)           owner.                   continue the Contract.

SPOUSAL JOINT OWNER (WHO IS  The beneficiary (ies)    Unless the spouse elects to            Yes
THE ANNUITANT)               or, if none, to the      continue the Contract.
                             surviving joint owner.
                                                      A spouse who is not the
                                                      beneficiary may decline to
                                                      receive the proceeds and instruct
                                                      the Company to pay the
                                                      beneficiary who may elect to
                                                      continue the Contract.

ANNUITANT (WHO IS NOT THE    The beneficiary (ies),   Unless, the beneficiary elects to      Yes
CONTRACT OWNER)              or if none, to the       continue the Contract rather than
                             Contract Owner.          receive the distribution.

                                                      But, if there is a Contingent
                                                      Annuitant, then the Contingent
                                                      Annuitant becomes the Annuitant
                                                      and the Contract continues in
                                                      effect (generally using the
                                                      original Maturity Date). The
                                                      proceeds will then be paid upon
                                                      the death of the Contingent
                                                      Annuitant or owner.

                                  THE COMPANY WILL                                     MANDATORY
 BEFORE THE MATURITY DATE,        PAY THE PROCEEDS                                    PAYOUT RULES
   UPON THE DEATH OF THE                TO:                  UNLESS. . .                 APPLY*
----------------------------   ----------------------        -----------        -----------------------
ANNUITANT (WHO IS THE           See death of "owner                             Yes
CONTRACT OWNER)                 who is the Annuitant"
                                above.

ANNUITANT (WHERE OWNER IS A     The beneficiary (ies)                           Yes (Death of Annuitant
NON-NATURAL ENTITY/TRUST)       or if none, to the                              is treated as death of
                                owner.                                          the owner in these
                                                                                circumstances.)

CONTINGENT ANNUITANT            No death proceeds                               Yes
(ASSUMING ANNUITANT IS STILL    are payable; Contract
ALIVE) continues.

BENEFICIARY                     No death proceeds                               N/A
                                are payable; Contract
                                continues.

CONTINGENT BENEFICIARY          No death proceeds                               N/A
                                are payable; Contract
                                continues.

                               QUALIFIED CONTRACTS

                                  THE COMPANY WILL                                             MANDATORY
  BEFORE THE MATURITY DATE,       PAY THE PROCEEDS                                            PAYOUT RULES
    UPON THE DEATH OF THE               TO:                       UNLESS                          APPLY*
----------------------------   ----------------------             ------                      ------------
OWNER/ANNUITANT                 The beneficiary (ies),  Unless the beneficiary elects to
                                or if none, to the      continue the Contract rather than
                                Contract Owner's        receive a distribution.
                                estate.                                                           Yes

BENEFICIARY                     No death proceeds
                                are payable; Contract
                                continues.                                                        N/A

CONTINGENT BENEFICIARY          No death proceeds
                                are payable; Contract
                                continues.                                                        N/A

--------------
* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the Annuitant's death, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If your spouse is named as one of multiple beneficiaries, your spouse can elect to continue the Contract only in the proportion to which he/she is entitled as a beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. There is no additional charge to continue the Contract; however, all other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy; or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This Prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this Prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

NAME OF RIDER:             GMWB I                         GMWB II                       GMWB III
--------------   ---------------------------    ---------------------------    ---------------------------
ALSO CALLED:         Principal Guarantee            Principal Guarantee         Principal Guarantee Value

AVAILABILITY:    Not available for purchase     Available on or after March    Available on or after March
                 on or after March 28, 2005,      28, 2005 if approved in        28, 2005 if approved in
                    unless GMWB II is not               your state                     your state
                   approved in your state

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                               GMWB I                  GMWB II                GMWB III
                                                               ------                  -------                --------
If you make your first withdrawal BEFORE the 3rd
anniversary after you purchase GMWB:............                5% of RBB                5% of RBB            5% of RBB

If you make your first withdrawal AFTER the 3rd
anniversary after you purchase GMWB:...........                10% of RBB               10% of RBB            5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal. However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties, but does reflect a 5% Purchase Payment Credit (see "The Annuity Contract - Purchase Payment Credits"). Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                  WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                               ASSUMES 10% GAIN ON INVESTMENT                   ASSUMES 10% LOSS ON INVESTMENT
                    ---------------------------------------------------- ----------------------------------------------
                       CONTRACT                                          CONTRACT
                        VALUE              RBB              AWB (5%)      VALUE           RBB              AWB (5%)
                    -------------- ------------------- ----------------- -------- -------------------  ----------------
VALUES AS OF
INITIAL GMWB
PURCHASE               $105,000          $100,000           $5,000       $105,000       $100,000            $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL          $115,500          $100,000           $5,000       $94,500        $100,000            $5,000

PARTIAL                  N/A             (100,000        [5,000 x (1-      N/A          (100,000         [5,000 x (1-
WITHDRAWAL                          x 10,000/115,500)= 90,000/100,000)]=           x 10,000/94,500)=   89,418/100,000)]
REDUCTION (PWR)                           $8,658             $500                       $10,582             = $529

GREATER OF PWR OR                         $10,000                                       $10,582
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                     (10,000>8,658)                                (10,582>10,000)

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000            $10,000            $500        $10,000        $10,582              $529

VALUE IMMEDIATELY
AFTER WITHDRAWAL       $105,500           $90,000           $4,500       $84,500        $89,418             $4,471

                         WITHDRAWAL EXAMPLES FOR GMWB I

                               ASSUMES 10% GAIN ON INVESTMENT                   ASSUMES 10% LOSS ON INVESTMENT
                    ---------------------------------------------------- ----------------------------------------------
                       CONTRACT                                          CONTRACT
                        VALUE              RBB              AWB (5%)      VALUE           RBB              AWB (5%)
                    -------------- ------------------- ----------------- -------- -------------------  ----------------
VALUES AS OF
INITIAL GMWB
PURCHASE               $105,000          $100,000           $5,000       $105,000      $100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL          $115,500          $100,000           $5,000       $94,500       $100,000             $5,000

IMMEDIATELY AFTER      $105,500           $91,342           $4,567       $84,500        $89,417             $4,471
WITHDRAWAL
                                   [100,000 - (100,000      [(5,000               [100,000 - (100,000      [5,000 x
                                     x10,000/115,500)] x91,342/100,000)]           x10,000/94,500)]   (89,417/100,000)]

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000            $8,658             $433        $10,000        $10,583              $529

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

            -     a qualified retirement plan (Code Section 401),

            -     a tax-sheltered annuity (Code Section 403(b)),

            -     an individual retirement account (Code Sections 408(a)),

            -     an individual retirement annuity (Code Section 408(b)), or

            -     a qualified deferred compensation plan (Code Section 457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 - 9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB anniversary.

            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so, we will provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. The charge will never exceed 1.00%.

                                            GMWB I     GMWB II    GMWB III
                                            ------     -------    --------
Current Annual Charge.................      0.40%       0.50%      0.25%
Maximum Annual Charge After a Reset...      1.00%       1.00%       N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                              GMWB I                 GMWB II                 GMWB III
                      ---------------------   ----------------------   -------------------
AWB                     5% of RBB if first      5% of RBB if first          5% of RBB
                      withdrawal before 3rd   withdrawal before 3rd
                           anniversary             anniversary
                       10% of RBB if first     10% of RBB if first
                       withdrawal after 3rd    withdrawal after 3rd
                           anniversary             anniversary
ANNUAL CHARGE                 0.40%                   0.50%                   0.25%
RESET                          Yes                     Yes                      No
CAN I CANCEL MY                 No              Yes, after the 5th      Yes, after the 5th
GMWB?                                          anniversary of GMWB     anniversary of GMWB
                                                     purchase                purchase
INVESTMENT                      No                     Yes                     Yes
RESTRICTIONS
WAIVER OF                       No                     Yes                     Yes
RECALCULATION OF
AWB FOR
DISTRIBUTIONS FROM
TAX-QUALIFIED PLANS

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER DESCRIBED BELOW IS BEING OFFERED IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL. CERTAIN TERMS AND CONDITIONS MAY DIFFER BETWEEN JURISDICTIONS ONCE APPROVED.

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected a GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

      - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes only the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.

      - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.

Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                                INCREASING CONTRACT VALUE                   DECLINING CONTRACT VALUE
                     -------------------------------------------   -------------------------------------------
                                        BASE                                           BASE
                                     CALCULATION                                    CALCULATION
                     CONTRACT VALUE     AMOUNT     BENEFIT BASE    CONTRACT VALUE      AMOUNT     BENEFIT BASE
                     --------------  -----------  --------------   --------------   -----------   ------------
VALUE AS OF
GMAB RIDER
EFFECTIVE DATE         $105,000       $100,000    Not Applicable      $105,000      $100,000      Not Applicable

VALUE AS OF RIDER
MATURITY DATE          $120,750       $100,000       $100,000         $ 89,250      $100,000          $100,000

AMOUNT APPLIED
TO CONTRACT
VALUE DUE TO
GMAB RIDER                            $      0(1)                                   $ 10,750(2)

--------------
(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

                  ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS   ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                  --------------------------------------------   -------------------------------------------
                                                     BASE                                             BASE
                                     PURCHASE      CALCULATION                      PURCHASE       CALCULATION
                  CONTRACT VALUE      PAYMENT        AMOUNT       CONTRACT VALUE     PAYMENT          AMOUNT
                  --------------   --------------  -----------   ---------------  --------------   -----------
VALUE AS OF
GMAB RIDER
EFFECTIVE DATE       $105,000          $100,000      $100,000        $105,000        $100,000        $100,000
VALUE BEFORE
ADDITIONAL
PURCHASE
PAYMENT              $120,000      Not Applicable    $100,000        $120,000     Not Applicable     $100,000
VALUE AFTER
ADDITIONAL
PURCHASE
PAYMENT              $130,500          $10,000       $110,000        $130,500        $10,000         $100,000

The example below illustrates the impact of making a $10,000 partial withdrawal at least 12 months after the Rider Effective Date while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

                                                 ASSUMING INCREASING CONTRACT VALUE
                          --------------------------------------------------------------------------------------
                                                                                               REDUCTION TO BASE
                          CONTRACT  BASE CALCULATION   PARTIAL WITHDRAWAL  PARTIAL SURRENDER    CALCULATION
                           VALUE         AMOUNT            AMOUNT             REDUCTION            AMOUNT
                          --------  ----------------   ------------------  -----------------   -----------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE            $105,000    $100,000            Not Applicable     Not Applicable     Not Applicable
VALUE IMMEDIATELY PRIOR
TO PARTIAL WITHDRAWAL     $120,750    $100,000            Not Applicable     Not Applicable     Not Applicable

VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                $110,750    $ 90,000               $10,000            $8,282             $10,000

                                                    ASSUMING DECLINING CONTRACT VALUE
                          --------------------------------------------------------------------------------------
                                                                                               REDUCTION TO BASE
                          CONTRACT  BASE CALCULATION   PARTIAL WITHDRAWAL  PARTIAL SURRENDER    CALCULATION
                           VALUE         AMOUNT            AMOUNT             REDUCTION            AMOUNT
                          --------  ----------------   ------------------  -----------------   -----------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE            $105,000    $100,000           Not Applicable      Not Applicable       Not Applicable
VALUE IMMEDIATELY PRIOR
TO PARTIAL WITHDRAWAL     $ 89,250    $100,000           Not Applicable      Not Applicable       Not Applicable

VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                $ 79,250    $ 88,870               $10,000             $11,120             $11,130

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owners who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

      - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

      - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

      - If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

      - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Class B Subaccounts that are currently offered under the Contract. The remaining Subaccounts are classified as Class A.

                    CLASS B SUBACCOUNTS/
                      UNDERLYING FUNDS

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   Franklin Income Securities Fund
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   Legg Mason Partners Variable Adjustable Rate Income
     Portfolio
   Legg Mason Partners Variable High Income Portfolio
   Legg Mason Partners Variable Money Market Portfolio
MET INVESTORS SERIES TRUST
   Pioneer Strategic Income Portfolio
METROPOLITAN SERIES FUND, INC.
   BlackRock Bond Income Portfolio
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio
   Total Return Portfolio

GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

           EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

           EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or Beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

- Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

- If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

- Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

- If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) payments for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience as described above of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Cash Surrender Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with variable annuity option "Payments for a Fixed Period without Life Contingency".

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes. In certain states, we may be required to pay you the Contract Value.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Fund BD III and Fund BD IV, respectively. Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund BD III and Fund BD IV for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

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In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity

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included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

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HURRICANE RELIEF

LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the

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contributions may not be excludible or deductible from state income taxes.
Please consult your employer or tax adviser regarding this issue.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59-1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70-1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity

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Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings)

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will be considered ordinary income for federal income tax purposes. Annuity
Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

      -     a non-taxable return of your purchase payment; or

      -     a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of

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expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

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GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION

Vintage XTRA (Series II) is a service mark of Citigroup Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance

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business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.

MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, see "Distribution and Principal Underwriting Agreement" in the Statement of Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION

                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                       PORTFOLIO                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                         NAME                                  YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Capital Appreciation Fund (5/00).........................   2005        1.350           1.571                   2,536
                                                               2004        1.147           1.350                      --
                                                               2003        1.000           1.147                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.229           1.266                  18,397
                                                               2004        1.122           1.229                   1,134
                                                               2003        1.000           1.122                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.168           1.321                      --
                                                               2004        1.095           1.168                      --
                                                               2003        1.000           1.095                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.330           1.494                 919,518
                                                               2004        1.190           1.330                 265,601
                                                               2003        1.000           1.190                  24,552

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.275           1.459               3,195,144
                                                               2004        1.151           1.275                 948,771
                                                               2003        1.000           1.151                      --

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.249           1.301               3,896,963
                                                               2004        1.149           1.249               1,091,818
                                                               2003        1.000           1.149                  51,496

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                       PORTFOLIO                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                         NAME                                  YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        1.482           1.564                  84,460
                                                               2004        1.145           1.482                      --
                                                               2003        1.000           1.145                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.208           1.311                  38,227
                                                               2004        1.074           1.208                      --
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.206           1.308                 464,382
                                                               2004        1.067           1.206                  22,440
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class 2 Shares
   (5/05)...................................................   2005        1.000           1.051                 578,931

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (4/00)............................................   2005        1.312           1.353                 160,591
                                                               2004        1.195           1.312                  99,869
                                                               2003        1.000           1.195                  39,634

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.242           1.352                 997,660
                                                               2004        1.120           1.242                 350,111
                                                               2003        1.000           1.120                  32,295

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.554           1.950                 222,775
                                                               2004        1.265           1.554                  40,974
                                                               2003        1.000           1.265                   4,046

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)...................................................   2005        1.375           1.491                 462,207
                                                               2004        1.178           1.375                 123,692
                                                               2003        1.000           1.178                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                       PORTFOLIO                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                         NAME                                  YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Templeton Growth Securities Fund -- Class 2 Shares (5/02)   2005        1.329           1.425                 374,384
                                                               2004        1.164           1.329                 129,232
                                                               2003        1.000           1.164                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)............................   2005        1.202           1.234                 694,178
                                                               2004        1.122           1.202                 119,369
                                                               2003        1.000           1.122                      --

   Diversified Strategic Income Portfolio (2/01)............   2005        1.114           1.124                 130,514
                                                               2004        1.059           1.114                  83,592
                                                               2003        1.000           1.059                      --

   Equity Index Portfolio -- Class II Shares (2/01).........   2005        1.229           1.261                 125,996
                                                               2004        1.132           1.229                  24,820
                                                               2003        1.000           1.132                      --

   Fundamental Value Portfolio (4/01).......................   2005        1.248           1.287                 406,931
                                                               2004        1.171           1.248                 234,554
                                                               2003        1.000           1.171                 112,291

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.357           1.497                  48,297
                                                               2004        1.144           1.357                  38,247
                                                               2003        1.000           1.144                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.330           1.362                 354,916
                                                               2004        1.175           1.330                  49,369
                                                               2003        1.000           1.175                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.267           1.289                 555,355
                                                               2004        1.143           1.267                 110,727
                                                               2003        1.000           1.143                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.415           1.507                 766,283
                                                               2004        1.158           1.415                 156,682
                                                               2003        1.000           1.158                  50,861

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                       PORTFOLIO                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                         NAME                                  YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.124           1.130               1,595,604
                                                               2004        1.048           1.124                  71,606
                                                               2003        1.000           1.048                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.060           1.070               3,029,108
                                                               2004        1.027           1.060                 490,262
                                                               2003        1.000           1.027                 197,225

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.353           1.495                  23,608
                                                               2004        1.183           1.353                  23,608
                                                               2003        1.000           1.183                  23,608

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.540           1.623                  90,687
                                                               2004        1.239           1.540                  42,778
                                                               2003        1.000           1.239                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.250           1.281                 157,514
                                                               2004        1.172           1.250                 158,621
                                                               2003        1.000           1.172                      --

   Investors Fund -- Class I (5/01).........................   2005        1.249           1.310                  16,862
                                                               2004        1.149           1.249                      --
                                                               2003        1.000           1.149                      --

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.404           1.451                  55,261
                                                               2004        1.239           1.404                  33,580
                                                               2003        1.000           1.239                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.123           1.104                      --
                                                               2004        1.104           1.123                      --
                                                               2003        1.000           1.104                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.168           1.223                   6,625
                                                               2004        1.153           1.168                   5,559
                                                               2003        1.000           1.153                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                       PORTFOLIO                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                         NAME                                  YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.188           1.231               1,228,040
                                                               2004        1.131           1.188                 586,708
                                                               2003        1.000           1.131                  65,025

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.128           1.158               1,443,199
                                                               2004        1.091           1.128                 464,025
                                                               2003        1.000           1.091                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.240           1.301                 520,959
                                                               2004        1.142           1.240                  47,901
                                                               2003        1.000           1.142                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.182           1.205                 247,003
                                                               2004        1.125           1.182                  84,155
                                                               2003        1.000           1.125                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.194           1.279                  76,214
                                                               2004        1.139           1.194                  41,500
                                                               2003        1.000           1.139                      --

   Equity Income Portfolio (4/00)...........................   2005        1.228           1.263                 140,237
                                                               2004        1.135           1.228                  65,694
                                                               2003        1.000           1.135                      --

   Large Cap Portfolio (11/99)..............................   2005        1.181           1.264                  57,974
                                                               2004        1.126           1.181                  42,333
                                                               2003        1.000           1.126                      --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000           1.078                      --

   Managed Allocation Series: Conservative Portfolio
   (8/05)...................................................   2005        1.022           1.031                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002           1.046                  89,997

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                         NUMBER OF UNITS
                    PORTFOLIO                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                      NAME                                  YEAR        YEAR         END OF YEAR            END OF YEAR
---------------------------------------------------------   ----    -------------   -------------         ---------------
Managed Allocation Series: Moderate-Aggressive
Portfolio (5/05).........................................   2005        1.000           1.065                  30,759

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05).........................................   2005        1.000           1.038                 237,088

Mercury Large Cap Core Portfolio (8/00)..................   2005        1.246           1.375                      --
                                                            2004        1.092           1.246                      --
                                                            2003        1.000           1.092                      --

MFS(R) Emerging Growth Portfolio (4/00)..................   2005        1.230           1.193                      --
                                                            2004        1.108           1.230                  35,943
                                                            2003        1.000           1.108                      --

MFS(R) Mid Cap Growth Portfolio (5/00)...................   2005        1.274           1.293                  45,948
                                                            2004        1.134           1.274                      --
                                                            2003        1.000           1.134                      --

MFS(R) Total Return Portfolio (6/00).....................   2005        1.186           1.202               2,009,291
                                                            2004        1.081           1.186                 178,242
                                                            2003        1.000           1.081                 111,833

MFS(R) Value Portfolio (5/04)............................   2005        1.121           1.175                 443,734
                                                            2004        1.000           1.121                   5,479

Mondrian International Stock Portfolio (5/00)............   2005        1.323           1.427                 134,364
                                                            2004        1.161           1.323                  18,552
                                                            2003        1.000           1.161                      --

Pioneer Fund Portfolio (5/03)............................   2005        1.236           1.290                  24,737
                                                            2004        1.129           1.236                  13,934
                                                            2003        1.000           1.129                      --

Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.020           1.062                   9,705

Pioneer Strategic Income Portfolio (5/00)................   2005        1.181           1.206                 523,775
                                                            2004        1.081           1.181                  39,846
                                                            2003        1.000           1.081                      --

Strategic Equity Portfolio (11/99).......................   2005        1.214           1.220                  79,169
                                                            2004        1.119           1.214                  35,718
                                                            2003        1.000           1.119                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                       PORTFOLIO                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                         NAME                                  YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.136                   3,655

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.987           1.109                      --

   Travelers Managed Income Portfolio (5/01)................   2005        1.044           1.042                 171,548
                                                               2004        1.031           1.044                  88,769
                                                               2003        1.000           1.031                  26,120

   Van Kampen Enterprise Portfolio (8/00)...................   2005        1.157           1.228                      --
                                                               2004        1.131           1.157                      --
                                                               2003        1.000           1.131                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.995           1.003                 968,781
                                                               2004        0.999           0.995                 274,938
                                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (12/99).........   2005        1.232           1.354               1,285,092
                                                               2004        1.138           1.232                 420,598
                                                               2003        1.000           1.138                 148,383

   Smith Barney High Income Portfolio (5/01)................   2005        1.200           1.213                 705,117
                                                               2004        1.104           1.200                 138,502
                                                               2003        1.000           1.104                      --

   Smith Barney Large Capitalization Growth Portfolio

   (11/99)..................................................   2005        1.157           1.199                 557,052
                                                               2004        1.171           1.157                 183,540
                                                               2003        1.000           1.171                  59,809

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.262           1.346                 126,407
                                                               2004        1.161           1.262                  48,415
                                                               2003        1.000           1.161                  35,990

   Smith Barney Money Market Portfolio (7/00)...............   2005        0.989           1.002               1,585,525
                                                               2004        0.996           0.989                 291,360
                                                               2003        1.000           0.996                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                       PORTFOLIO                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                         NAME                                  YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/00).......   2005        1.178           1.252                  62,305
                                                               2004        1.118           1.178                  57,806
                                                               2003        1.000           1.118                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.408           1.454                  29,023
                                                               2004        1.237           1.408                   8,122
                                                               2003        1.000           1.237                      --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (12/99).........   2005        1.298           1.494                 854,842
                                                               2004        1.143           1.298                 101,498
                                                               2003        1.000           1.143                  12,014

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.473           1.712                 812,104
                                                               2004        1.200           1.473                  61,601
                                                               2003        1.000           1.200                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                       SEPARATE ACCOUNT CHARGES 2.50% (B)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                       PORTFOLIO                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                         NAME                                  YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Capital Appreciation Fund (5/00).........................   2005        1.168           1.347                      --
                                                               2004        1.000           1.168                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.080           1.102                      --
                                                               2004        1.000           1.080                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.057           1.184                      --
                                                               2004        1.000           1.057                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.112           1.238                  15,965
                                                               2004        1.000           1.112                      --

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.085           1.230                   2,896
                                                               2004        1.000           1.085                      --

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.064           1.098                  40,942
                                                               2004        1.000           1.064                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        1.287           1.345                      --
                                                               2004        1.000           1.287                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
  (11/03)...................................................   2005        1.116           1.199                      --
                                                               2004        1.000           1.116                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.118           1.201                      --
                                                               2004        1.000           1.118                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class 2 Shares
  (5/05)....................................................   2005        1.000           1.045                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                       PORTFOLIO                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                         NAME                                  YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Franklin Small-Mid Cap Growth Securities Fund --
   Class 2 Shares (4/00)....................................   2005        1.084           1.108                  10,423
                                                               2004        1.000           1.084                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.099           1.185                      --
                                                               2004        1.000           1.099                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.260           1.567                  20,213
                                                               2004        1.000           1.260                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)...................................................   2005        1.155           1.241                  11,951
                                                               2004        1.000           1.155                      --

   Templeton Growth Securities Fund -- Class 2 Shares (5/02)   2005        1.119           1.188                      --
                                                               2004        1.000           1.119                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)............................   2005        1.056           1.074                      --
                                                               2004        1.000           1.056                      --

   Diversified Strategic Income Portfolio (2/01)............   2005        1.069           1.070                      --
                                                               2004        1.000           1.069                      --

   Equity Index Portfolio -- Class II Shares (2/01).........   2005        1.069           1.087                      --
                                                               2004        1.000           1.069                      --

   Fundamental Value Portfolio (4/01).......................   2005        1.057           1.080                   9,134
                                                               2004        1.000           1.057                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.129           1.234                      --
                                                               2004        1.000           1.129                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.125           1.141                      --
                                                               2004        1.000           1.125                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                       PORTFOLIO                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                         NAME                                  YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.099           1.106                   8,901
                                                               2004        1.000           1.099                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.160           1.224                  20,818
                                                               2004        1.000           1.160                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.067           1.062                  36,983
                                                               2004        1.000           1.067                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.043           1.043                  23,897
                                                               2004        1.000           1.043                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.158           1.267                      --
                                                               2004        1.000           1.158                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.192           1.244                   3,590
                                                               2004        1.000           1.192                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.056           1.072                      --
                                                               2004        1.000           1.056                      --

   Investors Fund -- Class I (5/01).........................   2005        1.079           1.121                      --
                                                               2004        1.000           1.079                      --

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.165           1.192                      --
                                                               2004        1.000           1.165                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.015           0.988                      --
                                                               2004        1.000           1.015                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.025           1.063                      --
                                                               2004        1.000           1.025                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                       PORTFOLIO                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                         NAME                                  YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.038           1.065                      --
                                                               2004        1.000           1.038                      --

   Multiple Discipline Portfolio -- Balanced All Cap
   Growth and Value (10/02).................................   2005        1.030           1.048                 189,241
                                                               2004        1.000           1.030                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.066           1.107                      --
                                                               2004        1.000           1.066                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.032           1.042                      --
                                                               2004        1.000           1.032                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.054           1.118                      --
                                                               2004        1.000           1.054                      --

   Equity Income Portfolio (4/00)...........................   2005        1.101           1.122                      --
                                                               2004        1.000           1.101                      --

   Large Cap Portfolio (11/99)..............................   2005        1.048           1.111                      --
                                                               2004        1.000           1.048                      --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000           1.072                  13,915

   Managed Allocation Series: Conservative
   Portfolio (8/05).........................................   2005        1.019           1.025                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002           1.041                      --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000           1.059                     424

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05).........................................   2005        1.000           1.032                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                         NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR            END OF YEAR
---------------------------------------------------------   ----    -------------   -------------         ---------------
Mercury Large Cap Core Portfolio (8/00)..................   2005        1.123           1.227                      --
                                                            2004        1.000           1.123                      --

MFS(R) Emerging Growth Portfolio (4/00)..................   2005        1.081           1.047                      --
                                                            2004        1.000           1.081                      --

MFS(R) Mid Cap Growth Portfolio (5/00)...................   2005        1.073           1.078                      --
                                                            2004        1.000           1.073                      --

MFS(R) Total Return Portfolio (6/00).....................   2005        1.095           1.099                   7,334
                                                            2004        1.000           1.095                      --

MFS(R) Value Portfolio (5/04)............................   2005        1.125           1.168                   4,785
                                                            2004        1.000           1.125                      --

Mondrian International Stock Portfolio (5/00)............   2005        1.144           1.222                  13,954
                                                            2004        1.000           1.144                      --

Pioneer Fund Portfolio (5/03)............................   2005        1.092           1.129                      --
                                                            2004        1.000           1.092                      --

Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.019           1.056                      --

Pioneer Strategic Income Portfolio (5/00)................   2005        1.103           1.115                      --
                                                            2004        1.000           1.103                      --

Strategic Equity Portfolio (11/99).......................   2005        1.097           1.092                      --
                                                            2004        1.000           1.097                      --

Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.129                      --

Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.986           1.102                      --

Travelers Managed Income Portfolio (5/01)................   2005        1.028           1.016                      --
                                                            2004        1.000           1.028                      --

Van Kampen Enterprise Portfolio (8/00)...................   2005        1.036           1.089                      --
                                                            2004        1.000           1.036                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                       PORTFOLIO                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                         NAME                                  YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.997           0.995                      --
                                                               2004        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (12/99).........   2005        1.065           1.160                  27,746
                                                               2004        1.000           1.065                      --

   Smith Barney High Income Portfolio (5/01)................   2005        1.084           1.085                      --
                                                               2004        1.000           1.084                      --

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)..................................................   2005        0.989           1.015                      --
                                                               2004        1.000           0.989                      --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.094           1.155                      --
                                                               2004        1.000           1.094                      --

   Smith Barney Money Market Portfolio (7/00)...............   2005        0.993           0.995                      --
                                                               2004        1.000           0.993                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/00).......   2005        1.058           1.114                   5,206
                                                               2004        1.000           1.058                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.168           1.195                  14,679
                                                               2004        1.000           1.168                      --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (12/99).........   2005        1.107           1.261                   4,424
                                                               2004        1.000           1.107                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.226           1.411                   3,317
                                                               2004        1.000           1.226                      --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large-Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer avaliable to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio -- Class B is no longer available to new contract owners.

Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares is no longer available to new contract owners.

Salomon Brothers Variable All Cap Fund -- Class I is no longer available to new contract owners.

Salomon Brothers Variable Small Cap Growth Fund -- Class I is no longer available to new contract owners.

Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen LIT Emerging Growth Portfolio -- Class I Shares is no longer available to new contract owners.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION

                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                       PORTFOLIO                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                         NAME                                  YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Capital Appreciation Fund (5/00).........................   2005        1.350           1.571                  17,457
                                                               2004        1.147           1.350                      --
                                                               2003        1.000           1.147                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.229           1.266                   9,913
                                                               2004        1.122           1.229                   4,609
                                                               2003        1.000           1.122                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.168           1.321                      --
                                                               2004        1.095           1.168                      --
                                                               2003        1.000           1.095                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.330           1.494                 479,708
                                                               2004        1.190           1.330                 400,538
                                                               2003        1.000           1.190                  42,005

   Growth Fund -- Class 2 Shares (11/99)....................   2005        1.275           1.459               2,116,122
                                                               2004        1.151           1.275               1,285,673
                                                               2003        1.000           1.151                 254,192

   Growth-Income Fund -- Class 2 Shares (11/99).............   2005        1.249           1.301               2,389,748
                                                               2004        1.149           1.249               1,589,364
                                                               2003        1.000           1.149                 227,254

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                       PORTFOLIO                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                         NAME                                  YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/00)........   2005        1.482           1.564                   5,030
                                                               2004        1.145           1.482                      --
                                                               2003        1.000           1.145                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund --
   Class III (11/03)........................................   2005        1.208           1.311                   2,136
                                                               2004        1.074           1.208                      --
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (12/03)..................................................   2005        1.206           1.308                  54,084
                                                               2004        1.067           1.206                  20,057
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class 2 Shares
   (5/05)...................................................   2005        1.028           1.051                  39,493

   Franklin Small-Mid Cap Growth Securities Fund --
   Class 2 Shares (11/99)...................................   2005        1.312           1.353                 210,472
                                                               2004        1.195           1.312                 253,598
                                                               2003        1.000           1.195                  14,061

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.242           1.352                 342,680
                                                               2004        1.120           1.242                 111,096
                                                               2003        1.000           1.120                  36,855

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.554           1.950                 203,708
                                                               2004        1.265           1.554                  36,684
                                                               2003        1.000           1.265                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/99)..................................................   2005        1.375           1.491                 320,922
                                                               2004        1.178           1.375                  63,124
                                                               2003        1.000           1.178                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                       PORTFOLIO                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                         NAME                                  YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Templeton Growth Securities Fund -- Class 2 Shares (6/02)   2005        1.329           1.425                 136,463
                                                               2004        1.164           1.329                   7,952
                                                               2003        1.000           1.164                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)...........................   2005        1.202           1.234                 561,913
                                                               2004        1.122           1.202                 406,156
                                                               2003        1.000           1.122                  22,558

   Diversified Strategic Income Portfolio (11/99)...........   2005        1.114           1.124                 197,303
                                                               2004        1.059           1.114                 206,006
                                                               2003        1.000           1.059                  31,509

   Equity Index Portfolio -- Class II Shares (11/99)........   2005        1.229           1.261                 350,374
                                                               2004        1.132           1.229                 172,339
                                                               2003        1.000           1.132                  30,412

   Fundamental Value Portfolio (11/99)......................   2005        1.248           1.287                 210,593
                                                               2004        1.171           1.248                 166,277
                                                               2003        1.000           1.171                  42,225

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.357           1.497                   9,669
                                                               2004        1.144           1.357                      --
                                                               2003        1.000           1.144                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.330           1.362                  61,287
                                                               2004        1.175           1.330                   5,180
                                                               2003        1.000           1.175                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.267           1.289                 142,853
                                                               2004        1.143           1.267                  85,538
                                                               2003        1.000           1.143                  75,228

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.415           1.507                 295,763
                                                               2004        1.158           1.415                 137,212
                                                               2003        1.000           1.158                   9,197

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                       PORTFOLIO                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                         NAME                                  YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.124           1.130                 319,081
                                                               2004        1.048           1.124                 123,851
                                                               2003        1.000           1.048                  23,365

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.060           1.070               1,142,261
                                                               2004        1.027           1.060                 817,340
                                                               2003        1.000           1.027                 236,561

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.353           1.495                      --
                                                               2004        1.183           1.353                      --
                                                               2003        1.000           1.183                   9,809

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.540           1.623                  52,239
                                                               2004        1.239           1.540                  20,094
                                                               2003        1.000           1.239                  20,094

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2005        1.250           1.281                 104,427
                                                               2004        1.172           1.250                  70,783
                                                               2003        1.000           1.172                  66,409

   Investors Fund -- Class I (11/99)........................   2005        1.249           1.310                  11,994
                                                               2004        1.149           1.249                   2,893
                                                               2003        1.000           1.149                      --

   Small Cap Growth Fund -- Class I (11/99).................   2005        1.404           1.451                  26,742
                                                               2004        1.239           1.404                  23,832
                                                               2003        1.000           1.239                  20,816

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.123           1.104                  35,460
                                                               2004        1.104           1.123                      --
                                                               2003        1.000           1.104                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.168           1.223                      --
                                                               2004        1.153           1.168                      --
                                                               2003        1.000           1.153                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                       PORTFOLIO                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                         NAME                                  YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.188           1.231               1,788,724
                                                               2004        1.131           1.188               1,341,726
                                                               2003        1.000           1.131                 184,912

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.128           1.158               1,856,659
                                                               2004        1.091           1.128               1,328,505
                                                               2003        1.000           1.091                  77,813

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.240           1.301                 693,875
                                                               2004        1.142           1.240                 397,332
                                                               2003        1.000           1.142                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (11/02)............................................   2005        1.182           1.205                 200,295
                                                               2004        1.125           1.182                 201,745
                                                               2003        1.000           1.125                  27,801

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.194           1.279                  24,792
                                                               2004        1.139           1.194                  19,007
                                                               2003        1.000           1.139                      --

   Equity Income Portfolio (11/99)..........................   2005        1.228           1.263                 394,333
                                                               2004        1.135           1.228                 325,993
                                                               2003        1.000           1.135                  69,396

   Large Cap Portfolio (11/99)..............................   2005        1.181           1.264                  14,609
                                                               2004        1.126           1.181                   5,191
                                                               2003        1.000           1.126                   5,614

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.007           1.078                      --

   Managed Allocation Series: Conservative Portfolio
   (5/05)...................................................   2005        1.000           1.031                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.000           1.046                 173,944

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                         NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR            END OF YEAR
---------------------------------------------------------   ----    -------------   -------------         ---------------
Managed Allocation Series: Moderate-Aggressive
Portfolio (5/05).........................................   2005        0.999           1.065                  26,645

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05).........................................   2005        1.008           1.038                      --

Mercury Large Cap Core Portfolio (11/99).................   2005        1.246           1.375                      --
                                                            2004        1.092           1.246                      --
                                                            2003        1.000           1.092                      --

MFS(R) Emerging Growth Portfolio (11/99).................   2005        1.230           1.193                      --
                                                            2004        1.108           1.230                  77,692
                                                            2003        1.000           1.108                  31,669

MFS(R) Mid Cap Growth Portfolio (5/00)...................   2005        1.274           1.293                  75,606
                                                            2004        1.134           1.274                      --
                                                            2003        1.000           1.134                      --

MFS(R) Total Return Portfolio (11/99)....................   2005        1.186           1.202                 612,546
                                                            2004        1.081           1.186                 397,389
                                                            2003        1.000           1.081                  16,891

MFS(R) Value Portfolio (7/04)............................   2005        1.121           1.175                 250,194
                                                            2004        0.994           1.121                  30,121

Mondrian International Stock Portfolio (5/00)............   2005        1.323           1.427                 257,082
                                                            2004        1.161           1.323                  31,915
                                                            2003        1.000           1.161                   2,995

Pioneer Fund Portfolio (5/03)............................   2005        1.236           1.290                  73,004
                                                            2004        1.129           1.236                   7,358
                                                            2003        1.000           1.129                   6,024

Pioneer Mid Cap Value Portfolio (5/05)...................   2005        1.000           1.062                      --

Pioneer Strategic Income Portfolio (6/00)................   2005        1.181           1.206                 212,582
                                                            2004        1.081           1.181                  35,789
                                                            2003        1.000           1.081                      --

Strategic Equity Portfolio (11/99).......................   2005        1.214           1.220                   3,506
                                                            2004        1.119           1.214                      --
                                                            2003        1.000           1.119                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                       PORTFOLIO                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                         NAME                                  YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.032           1.136                   9,415

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.109                   9,646

   Travelers Managed Income Portfolio (11/99)...............   2005        1.044           1.042                 793,924
                                                               2004        1.031           1.044                 206,790
                                                               2003        1.000           1.031                  27,413

   Van Kampen Enterprise Portfolio (11/99)..................   2005        1.157           1.228                     893
                                                               2004        1.131           1.157                     896
                                                               2003        1.000           1.131                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.995           1.003                 783,523
                                                               2004        0.999           0.995                 545,645
                                                               2003        1.000           0.999                 100,362

   Smith Barney Aggressive Growth Portfolio (11/99).........   2005        1.232           1.354                 571,526
                                                               2004        1.138           1.232                 344,503
                                                               2003        1.000           1.138                 137,904

   Smith Barney High Income Portfolio (11/99)...............   2005        1.200           1.213                 416,550
                                                               2004        1.104           1.200                 277,946
                                                               2003        1.000           1.104                   3,470

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)..................................................   2005        1.157           1.199                 405,906
                                                               2004        1.171           1.157                 150,328
                                                               2003        1.000           1.171                  76,777

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.262           1.346                  12,390
                                                               2004        1.161           1.262                  18,996
                                                               2003        1.000           1.161                  14,157

   Smith Barney Money Market Portfolio (11/99)..............   2005        0.989           1.002               1,231,934
                                                               2004        0.996           0.989                 431,217
                                                               2003        1.000           0.996                  11,254

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                       PORTFOLIO                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                         NAME                                  YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99)......   2005        1.178           1.252                   2,191
                                                               2004        1.118           1.178                  39,155
                                                               2003        1.000           1.118                   2,197

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.408           1.454                  20,614
                                                               2004        1.237           1.408                   5,954
                                                               2003        1.000           1.237                      --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (11/99).........   2005        1.298           1.494                 394,637
                                                               2004        1.143           1.298                  52,591
                                                               2003        1.000           1.143                  24,487

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.473           1.712                 188,340
                                                               2004        1.200           1.473                  68,250
                                                               2003        1.000           1.200                  38,077

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                       SEPARATE ACCOUNT CHARGES 2.50% (B)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                       PORTFOLIO                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                         NAME                                  YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Capital Appreciation Fund (5/00).........................   2005        1.168           1.347                      --
                                                               2004        1.000           1.168                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.080           1.102                  18,757
                                                               2004        1.000           1.080                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.057           1.184                      --
                                                               2004        1.000           1.057                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.112           1.238                     686
                                                               2004        1.000           1.112                      --

   Growth Fund -- Class 2 Shares (11/99)....................   2005        1.085           1.230                   5,824
                                                               2004        1.000           1.085                      --

   Growth-Income Fund -- Class 2 Shares (11/99).............   2005        1.064           1.098                     780
                                                               2004        1.000           1.064                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/00)........   2005        1.287           1.345                   5,334
                                                               2004        1.000           1.287                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.116           1.199                      --
                                                               2004        1.000           1.116                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (12/03)..................................................   2005        1.118           1.201                      --
                                                               2004        1.000           1.118                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class 2 Shares
   (5/05)...................................................   2005        1.027           1.045                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                       PORTFOLIO                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                         NAME                                  YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (11/99)...........................................   2005        1.084           1.108                      --
                                                               2004        1.000           1.084                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.099           1.185                      --
                                                               2004        1.000           1.099                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.260           1.567                      --
                                                               2004        1.000           1.260                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (11/99)..................................................   2005        1.155           1.241                      --
                                                               2004        1.000           1.155                      --

   Templeton Growth Securities Fund -- Class 2 Shares (6/02)   2005        1.119           1.188                      --
                                                               2004        1.000           1.119                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)...........................   2005        1.056           1.074                      --
                                                               2004        1.000           1.056                      --

   Diversified Strategic Income Portfolio (11/99)...........   2005        1.069           1.070                      --
                                                               2004        1.000           1.069                      --

   Equity Index Portfolio -- Class II Shares (11/99)........   2005        1.069           1.087                      --
                                                               2004        1.000           1.069                      --

   Fundamental Value Portfolio (11/99)......................   2005        1.057           1.080                      --
                                                               2004        1.000           1.057                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.129           1.234                      --
                                                               2004        1.000           1.129                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.125           1.141                      --
                                                               2004        1.000           1.125                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                       PORTFOLIO                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                         NAME                                  YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.099           1.106                      --
                                                               2004        1.000           1.099                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.160           1.224                  19,889
                                                               2004        1.000           1.160                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.067           1.062                   5,547
                                                               2004        1.000           1.067                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.043           1.043                      --
                                                               2004        1.000           1.043                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.158           1.267                      --
                                                               2004        1.000           1.158                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.192           1.244                      --
                                                               2004        1.000           1.192                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2005        1.056           1.072                      --
                                                               2004        1.000           1.056                      --

   Investors Fund -- Class I (11/99)........................   2005        1.079           1.121                      --
                                                               2004        1.000           1.079                      --

   Small Cap Growth Fund -- Class I (11/99).................   2005        1.165           1.192                      --
                                                               2004        1.000           1.165                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.015           0.988                      --
                                                               2004        1.000           1.015                      --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        1.025           1.063                      --
                                                               2004        1.000           1.025                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                       PORTFOLIO                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                         NAME                                  YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.038           1.065                  16,944
                                                               2004        1.000           1.038                      --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.030           1.048                      --
                                                               2004        1.000           1.030                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.066           1.107                  10,997
                                                               2004        1.000           1.066                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (11/02)............................................   2005        1.032           1.042                      --
                                                               2004        1.000           1.032                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.054           1.118                      --
                                                               2004        1.000           1.054                      --

   Equity Income Portfolio (11/99)..........................   2005        1.101           1.122                      --
                                                               2004        1.000           1.101                      --

   Large Cap Portfolio (11/99)..............................   2005        1.048           1.111                      --
                                                               2004        1.000           1.048                      --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.007           1.072                   5,724

   Managed Allocation Series: Conservative Portfolio
   (5/05)...................................................   2005        1.000           1.025                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.000           1.041                      --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        0.999           1.059                      --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05).........................................   2005        1.007           1.032                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                         NUMBER OF UNITS
                    PORTFOLIO                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                      NAME                                  YEAR        YEAR         END OF YEAR            END OF YEAR
---------------------------------------------------------   ----    -------------   -------------         ---------------
Mercury Large Cap Core Portfolio (11/99).................   2005        1.123           1.227                      --
                                                            2004        1.000           1.123                      --

MFS(R) Emerging Growth Portfolio (11/99).................   2005        1.081           1.047                      --
                                                            2004        1.000           1.081                      --

MFS(R) Mid Cap Growth Portfolio (5/00)...................   2005        1.073           1.078                      --
                                                            2004        1.000           1.073                      --

MFS(R) Total Return Portfolio (11/99)....................   2005        1.095           1.099                  16,388
                                                            2004        1.000           1.095                      --

MFS(R) Value Portfolio (7/04)............................   2005        1.125           1.168                      --
                                                            2004        1.002           1.125                      --

Mondrian International Stock Portfolio (5/00)............   2005        1.144           1.222                      --
                                                            2004        1.000           1.144                      --

Pioneer Fund Portfolio (5/03)............................   2005        1.092           1.129                      --
                                                            2004        1.000           1.092                      --

Pioneer Mid Cap Value Portfolio (5/05)...................   2005        1.000           1.056                      --

Pioneer Strategic Income Portfolio (6/00)................   2005        1.103           1.115                      --
                                                            2004        1.000           1.103                      --

Strategic Equity Portfolio (11/99).......................   2005        1.097           1.092                      --
                                                            2004        1.000           1.097                      --

Style Focus Series: Small Cap Growth Portfolio (6/05)....   2005        1.031           1.129                      --

Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        1.000           1.102                      --

Travelers Managed Income Portfolio (11/99)...............   2005        1.028           1.016                      --
                                                            2004        1.000           1.028                      --

Van Kampen Enterprise Portfolio (11/99)..................   2005        1.036           1.089                      --
                                                            2004        1.000           1.036                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                       PORTFOLIO                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                         NAME                                  YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------         ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.997           0.995                      --
                                                               2004        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (11/99).........   2005        1.065           1.160                      --
                                                               2004        1.000           1.065                      --

   Smith Barney High Income Portfolio (11/99)...............   2005        1.084           1.085                      --
                                                               2004        1.000           1.084                      --

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)..................................................   2005        0.989           1.015                      --
                                                               2004        1.000           0.989                      --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.094           1.155                      --
                                                               2004        1.000           1.094                      --

   Smith Barney Money Market Portfolio (11/99)..............   2005        0.993           0.995                      --
                                                               2004        1.000           0.993                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99)......   2005        1.058           1.114                      --
                                                               2004        1.000           1.058                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.168           1.195                      --
                                                               2004        1.000           1.168                      --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (11/99).........   2005        1.107           1.261                  12,007
                                                               2004        1.000           1.107                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.226           1.411                      --
                                                               2004        1.000           1.226                      --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large-Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio -- Class B is no longer available to new contract owners.

Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares is no longer available to new contract owners.

Salomon Brothers Variable All Cap Fund -- Class I is no longer available to new contract owners.

Salomon Brothers Variable Small Cap Growth Fund -- Class I is no longer available to new contract owners.

Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen LIT Emerging Growth Portfolio -- Class I Shares is no longer available to new contract owners.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

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

                                   APPENDIX D

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

                   The Insurance Company
                   Principal Underwriter
                   Distribution and Principal Underwriting Agreement Valuation of Assets
                   Federal Tax Considerations
                   Independent Registered Public Accounting Firm
                   Condensed Financial Information
                   Financial Statements

Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-05-09-86 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-05-09-86.

Name:    _______________________________________

Address: _______________________________________

CHECK BOX:

[ ]  MIC-Book-05-09-86

[ ]  MLAC-Book-05-09-86

                       THIS PAGE INTENTIONALLY LEFT BLANK.

Book 86                                                              May 1, 2006

                        MLIDLLC UNDERWRITING COMMISSIONS

                                            UNDERWRITING COMMISSIONS PAID TO       AMOUNT OF UNDERWRITING COMMISSIONS
                YEAR                             MLIDLLC BY THE COMPANY                    RETAINED BY MLIDLLC
------------------------------------        --------------------------------       ----------------------------------
2005................................                  $132,588,671                                 $0
2004................................                  $132,410,000                                 $0
2003................................                  $ 73,233,000                                 $0

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2005 ranged from $3,366,257 to $8,402. The amount of commissions paid to selected broker-dealer firms during 2005 ranged from $29,851,648 to $438,893. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2005 ranged from $33,217,905 to $273,717.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDLLC under which the broker-dealer firms received additional compensation in 2005 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:

AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.)

Linsco/Private Ledger
Merrill Lynch, Pierce, Fenner & Smith, Incorporated
Morgan Stanley DW, Inc.
Pioneer Funds Distributor, Inc.
PFS Investments, Inc. (d/b/a Primerica)
DWS Scudder Distributors, Inc.
Citigroup Global Markets Inc. (d/b/a Smith Barney)
Tower Square Securities, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

            (a) = investment income plus capital gains and losses (whether realized or unrealized);

            (b) = any deduction for applicable taxes (presently zero); and

            (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                        CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

      Effective Yield = ((Base Return + 1) to the power of (365 / 7)) - 1

Where:

Base Return = (AUVChange - ContractChargeAdjustment) / PriorAUV.

AUVChange = CurrentAUV - PriorAUV.

ContractChargeAdjustment = AverageAUV x Period Charge.

Average AUV = (CurrentAUV + PriorAUV) / 2.

Period Charge = AnnualContractFee x (7/365).

PriorAUV = Unit value as of 7 days prior.

CurrentAUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUVChange / PriorAUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

FOREIGN TAX CREDIT

To the extent permitted under federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70-1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70-1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59-1/2, or in the case of hardship.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

            (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

            (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

            (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70-1/2 or as otherwise required by law, or

            (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of Travelers Separate Account BD III for Variable Annuities as of December 31, 2005 and for the period in the year then ended and The Travelers Insurance Company (the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the acquisition of the Company by MetLife Inc. on July 1, 2005 and the application of the purchase method of accounting to the assets and liabilities of the Company as required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 5.J., Push Down Basis of Accounting Required in Certain Limited Circumstances and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with

Statement of Financial Accounting Standards No.141, Business Combinations) as of December 31, 2005 and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) and the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and for each of the years in the two-year period ended December 31, 2004, included herein, and the statement of changes in net assets of Travelers Separate Account BD III for Variable Annuities for the year or lesser periods ended December 31, 2004, and financial highlights for each of the years or lesser periods in the four-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for variable interest entities in 2003.

                                  VINTAGE XTRA

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                       SEPARATE ACCOUNT CHARGES 1.60% (A)

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR             END OF YEAR
------------------------------------------------------------   ----    -------------   -------------          ---------------
   Capital Appreciation Fund (5/00).........................   2005        0.576           0.670                      --
                                                               2004        0.490           0.576                      --
                                                               2003        0.398           0.490                      --
                                                               2002        0.540           0.398                      --
                                                               2001        0.635           0.540                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        0.777           0.808                      --
                                                               2004        0.747           0.777                      --
                                                               2003        0.607           0.747                      --
                                                               2002        0.884           0.607                      --
                                                               2001        1.000           0.884                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.121           1.154                      --
                                                               2004        1.024           1.121                      --
                                                               2003        0.787           1.024                      --
                                                               2002        1.000           0.787                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        0.663           0.749                      --
                                                               2004        0.622           0.663                      --
                                                               2003        0.512           0.622                      --
                                                               2002        0.752           0.512                      --
                                                               2001        1.000           0.752                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.098           1.233                      --
                                                               2004        0.983           1.098                      --
                                                               2003        0.738           0.983                      --
                                                               2002        0.879           0.738                      --
                                                               2001        1.000           0.879                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR             END OF YEAR
------------------------------------------------------------   ----    -------------   -------------          ---------------
   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.089           1.245                      --
                                                               2004        0.984           1.089                      --
                                                               2003        0.731           0.984                      --
                                                               2002        0.983           0.731                      --
                                                               2001        1.000           0.983                      --

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.261           1.314                      --
                                                               2004        1.161           1.261                      --
                                                               2003        0.891           1.161                      --
                                                               2002        1.109           0.891                      --
                                                               2001        1.000           1.109                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        2.204           2.325                      --
                                                               2004        1.704           2.204                      --
                                                               2003        1.292           1.704                      --
                                                               2002        1.256           1.292                      --
                                                               2001        1.147           1.256                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.207           1.309                      --
                                                               2004        1.074           1.207                      --
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.205           1.306                      --
                                                               2004        1.067           1.205                      --
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.051                      --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (4/00)............................................   2005        0.837           0.864                      --
                                                               2004        0.763           0.837                      --
                                                               2003        0.565           0.763                      --
                                                               2002        0.805           0.565                      --
                                                               2001        1.000           0.805                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR             END OF YEAR
------------------------------------------------------------   ----    -------------   -------------          ---------------
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.152           1.253                      --
                                                               2004        1.039           1.152                      --
                                                               2003        0.844           1.039                      --
                                                               2002        1.000           0.844                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.775           2.226                      --
                                                               2004        1.446           1.775                      --
                                                               2003        1.000           1.446                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)...................................................   2005        1.074           1.165                      --
                                                               2004        0.921           1.074                      --
                                                               2003        0.708           0.921                      --
                                                               2002        0.883           0.708                      --
                                                               2001        1.000           0.883                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.174           1.258                      --
                                                               2004        1.028           1.174                      --
                                                               2003        0.791           1.028                      --
                                                               2002        1.000           0.791                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)............................   2005        1.032           1.060                      --
                                                               2004        0.964           1.032                      --
                                                               2003        0.787           0.964                      --
                                                               2002        0.969           0.787                      --
                                                               2001        1.000           0.969                      --

   Diversified Strategic Income Portfolio (2/01)............   2005        1.226           1.238                      --
                                                               2004        1.167           1.226                      --
                                                               2003        1.061           1.167                      --
                                                               2002        1.029           1.061                      --
                                                               2001        1.000           1.029                      --

   Equity Index Portfolio -- Class II Shares (2/01).........   2005        0.855           0.877                      --
                                                               2004        0.788           0.855                      --
                                                               2003        0.627           0.788                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR             END OF YEAR
------------------------------------------------------------   ----    -------------   -------------          ---------------
   Equity Index Portfolio -- Class II Shares  (continued)...   2002        0.820           0.627                      --
                                                               2001        1.000           0.820                      --

   Fundamental Value Portfolio (4/01).......................   2005        1.307           1.348                      --
                                                               2004        1.227           1.307                      --
                                                               2003        0.899           1.227                      --
                                                               2002        1.161           0.899                      --
                                                               2001        1.000           1.161                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        0.446           0.492                      --
                                                               2004        0.376           0.446                      --
                                                               2003        0.283           0.376                      --
                                                               2002        0.401           0.283                      --
                                                               2001        1.000           0.401                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.508           1.544                      --
                                                               2004        1.334           1.508                      --
                                                               2003        1.000           1.334                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.378           1.400                      --
                                                               2004        1.243           1.378                      --
                                                               2003        1.000           1.243                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.536           1.636                      --
                                                               2004        1.258           1.536                      --
                                                               2003        1.000           1.258                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.122           1.127                      --
                                                               2004        1.046           1.122                      --
                                                               2003        1.000           1.046                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.204           1.214                      --
                                                               2004        1.167           1.204                      --
                                                               2003        1.129           1.167                      --
                                                               2002        1.051           1.129                      --
                                                               2001        1.000           1.051                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR             END OF YEAR
------------------------------------------------------------   ----    -------------   -------------          ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)   2005        0.767           0.810                      --
                                                               2004        0.724           0.767                      --
                                                               2003        0.558           0.724                      --
                                                               2002        0.805           0.558                      --
                                                               2001        1.000           0.805                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.003           1.108                      --
                                                               2004        0.877           1.003                      --
                                                               2003        0.694           0.877                      --
                                                               2002        0.856           0.694                      --
                                                               2001        1.000           0.856                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.599           1.685                      --
                                                               2004        1.288           1.599                      --
                                                               2003        0.874           1.288                      --
                                                               2002        1.087           0.874                      --
                                                               2001        1.000           1.087                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.299           1.330                      --
                                                               2004        1.219           1.299                      --
                                                               2003        0.891           1.219                      --
                                                               2002        1.208           0.891                      --
                                                               2001        1.000           1.208                      --

   Investors Fund -- Class I (5/01).........................   2005        1.165           1.221                      --
                                                               2004        1.072           1.165                      --
                                                               2003        0.823           1.072                      --
                                                               2002        1.087           0.823                      --
                                                               2001        1.000           1.087                      --

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.361           1.405                      --
                                                               2004        1.201           1.361                      --
                                                               2003        0.820           1.201                      --
                                                               2002        1.276           0.820                      --
                                                               2001        1.000           1.276                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR             END OF YEAR
------------------------------------------------------------   ----    -------------   -------------          ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        0.804           0.789                      --
                                                               2004        0.790           0.804                      --
                                                               2003        0.650           0.790                      --
                                                               2002        0.893           0.650                      --
                                                               2001        1.000           0.893                      --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        0.861           0.901                      --
                                                               2004        0.851           0.861                      --
                                                               2003        0.644           0.851                      --
                                                               2002        0.893           0.644                      --
                                                               2001        1.000           0.893                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.440           1.492                      --
                                                               2004        1.372           1.440                      --
                                                               2003        1.061           1.372                      --
                                                               2002        1.000           1.061                      --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.287           1.321                      --
                                                               2004        1.245           1.287                      --
                                                               2003        1.038           1.245                      --
                                                               2002        1.000           1.038                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.508           1.582                      --
                                                               2004        1.390           1.508                      --
                                                               2003        1.074           1.390                      --
                                                               2002        1.000           1.074                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.425           1.453                      --
                                                               2004        1.357           1.425                      --
                                                               2003        1.069           1.357                      --
                                                               2002        1.000           1.069                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR             END OF YEAR
------------------------------------------------------------   ----    -------------   -------------          ---------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        0.862           0.923                      --
                                                               2004        0.823           0.862                      --
                                                               2003        0.646           0.823                      --
                                                               2002        0.863           0.646                      --
                                                               2001        1.000           0.863                      --

   Equity Income Portfolio (4/00)...........................   2005        1.231           1.266                      --
                                                               2004        1.138           1.231                      --
                                                               2003        0.882           1.138                      --
                                                               2002        1.041           0.882                      --
                                                               2001        1.000           1.041                      --

   Large Cap Portfolio (11/99)..............................   2005        0.755           0.808                      --
                                                               2004        0.720           0.755                      --
                                                               2003        0.587           0.720                      --
                                                               2002        0.773           0.587                      --
                                                               2001        1.000           0.773                      --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000           1.077                      --

   Managed Allocation Series: Conservative Portfolio
   (8/05)...................................................   2005        1.022           1.031                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002           1.046                      --

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.000           1.065                      --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05).........................................   2005        1.000           1.037                      --

   Mercury Large Cap Core Portfolio (8/00)..................   2005        0.808           0.891                      --
                                                               2004        0.709           0.808                      --
                                                               2003        0.594           0.709                      --
                                                               2002        0.807           0.594                      --
                                                               2001        1.000           0.807                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR             END OF YEAR
---------------------------------------------------------   ----    -------------   -------------          ---------------
MFS Emerging Growth Portfolio (4/00).....................   2005        0.647           0.628                      --
                                                            2004        0.583           0.647                      --
                                                            2003        0.459           0.583                      --
                                                            2002        0.709           0.459                      --
                                                            2001        1.000           0.709                      --

MFS Mid Cap Growth Portfolio (5/00)......................   2005        0.561           0.569                      --
                                                            2004        0.500           0.561                      --
                                                            2003        0.371           0.500                      --
                                                            2002        0.736           0.371                      --
                                                            2001        0.849           0.736                      --

MFS Total Return Portfolio (6/00)........................   2005        1.332           1.350                      --
                                                            2004        1.214           1.332                      --
                                                            2003        1.059           1.214                      --
                                                            2002        1.136           1.059                      --
                                                            2001        1.000           1.136                      --

MFS Value Portfolio (5/04)...............................   2005        1.121           1.174                      --
                                                            2004        1.000           1.121                      --

Mondrian International Stock Portfolio (5/00)............   2005        0.846           0.912                      --
                                                            2004        0.743           0.846                      --
                                                            2003        0.587           0.743                      --
                                                            2002        0.685           0.587                      --
                                                            2001        0.893           0.685                      --

Pioneer Fund Portfolio (5/03)............................   2005        1.329           1.386                      --
                                                            2004        1.215           1.329                      --
                                                            2003        1.000           1.215                      --

Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.020           1.062                      --

Pioneer Strategic Income Portfolio (5/00)................   2005        1.363           1.390                      --
                                                            2004        1.248           1.363                      --
                                                            2003        1.061           1.248                      --
                                                            2002        1.018           1.061                      --
                                                            2001        1.033           1.018                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR             END OF YEAR
------------------------------------------------------------   ----    -------------   -------------          ---------------
   Strategic Equity Portfolio (11/99).......................   2005        0.731           0.734                      --
                                                               2004        0.674           0.731                      --
                                                               2003        0.517           0.674                      --
                                                               2002        0.790           0.517                      --
                                                               2001        1.000           0.790                      --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.136                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.987           1.108                      --

   Travelers Managed Income Portfolio (5/01)................   2005        1.211           1.208                      --
                                                               2004        1.196           1.211                      --
                                                               2003        1.121           1.196                      --
                                                               2002        1.115           1.121                      --
                                                               2001        1.000           1.115                      --

   Van Kampen Enterprise Portfolio (8/00)...................   2005        0.660           0.701                      --
                                                               2004        0.646           0.660                      --
                                                               2003        0.522           0.646                      --
                                                               2002        0.752           0.522                      --
                                                               2001        1.000           0.752                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.994           1.002                      --
                                                               2004        0.999           0.994                      --
                                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (12/99).........   2005        1.238           1.360                      --
                                                               2004        1.144           1.238                      --
                                                               2003        0.864           1.144                      --
                                                               2002        1.304           0.864                      --
                                                               2001        1.000           1.304                      --

   Smith Barney High Income Portfolio (5/01)................   2005        1.133           1.144                      --
                                                               2004        1.042           1.133                      --
                                                               2003        0.830           1.042                      --
                                                               2002        0.872           0.830                      --
                                                               2001        1.000           0.872                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR             END OF YEAR
------------------------------------------------------------   ----    -------------   -------------          ---------------
   Smith Barney International All Cap Growth Portfolio
   (4/00)...................................................   2005        0.666           0.732                      --
                                                               2004        0.574           0.666                      --
                                                               2003        0.458           0.574                      --
                                                               2002        0.626           0.458                      --
                                                               2001        1.000           0.626                      --

   Smith Barney Large Cap Value Portfolio (11/99)...........   2005        1.010           1.059                      --
                                                               2004        0.928           1.010                      --
                                                               2003        0.739           0.928                      --
                                                               2002        1.007           0.739                      --
                                                               2001        1.000           1.007                      --

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)..................................................   2005        0.915           0.947                      --
                                                               2004        0.926           0.915                      --
                                                               2003        0.638           0.926                      --
                                                               2002        0.861           0.638                      --
                                                               2001        1.000           0.861                      --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.327           1.414                      --
                                                               2004        1.221           1.327                      --
                                                               2003        0.956           1.221                      --
                                                               2002        1.201           0.956                      --
                                                               2001        1.000           1.201                      --

   Smith Barney Money Market Portfolio (7/00)...............   2005        1.052           1.065                      --
                                                               2004        1.060           1.052                      --
                                                               2003        1.070           1.060                      --
                                                               2002        1.074           1.070                      --
                                                               2001        1.000           1.074                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/00).......   2005        0.730           0.775                      --
                                                               2004        0.693           0.730                      --
                                                               2003        0.553           0.693                      --
                                                               2002        0.832           0.553                      --
                                                               2001        1.000           0.832                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                          NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR             END OF YEAR
------------------------------------------------------------   ----    -------------   -------------          ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.098           1.134                      --
                                                               2004        0.965           1.098                      --
                                                               2003        0.691           0.965                      --
                                                               2002        0.944           0.691                      --
                                                               2001        1.000           0.944                      --

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class (12/99)...........  2005        1.155           1.328                      --
                                                               2004        1.017           1.155                      --
                                                               2003        0.805           1.017                      --
                                                               2002        0.903           0.805                      --
                                                               2001        1.000           0.903                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.518           1.763                      --
                                                               2004        1.237           1.518                      --
                                                               2003        0.909           1.237                      --
                                                               2002        1.027           0.909                      --

                         CONDENSED FINANCIAL INFORMATION

                       SEPARATE ACCOUNT CHARGES 1.60% (B)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Capital Appreciation Fund (5/00).........................   2005        0.575           0.669               1,091,833
                                                               2004        0.489           0.575               1,021,955
                                                               2003        0.398           0.489                 989,979
                                                               2002        0.539           0.398                 910,886
                                                               2001        0.741           0.539                 797,412
                                                               2000        1.000           0.741                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        0.777           0.808                 750,899
                                                               2004        0.747           0.777                 803,062
                                                               2003        0.607           0.747                 854,282
                                                               2002        0.884           0.607                 893,530
                                                               2001        1.000           0.884                 227,887

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.121           1.154                 185,913
                                                               2004        1.024           1.121                 127,755
                                                               2003        0.787           1.024                 128,186
                                                               2002        1.000           0.787                  45,190

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        0.661           0.747               1,598,096
                                                               2004        0.620           0.661               1,740,166
                                                               2003        0.511           0.620               1,877,463
                                                               2002        0.750           0.511               1,645,516
                                                               2001        0.923           0.750               1,129,808
                                                               2000        1.127           0.923                 286,366
                                                               1999        1.000           1.127                  96,188

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.095           1.229               1,340,169
                                                               2004        0.980           1.095               1,274,097
                                                               2003        0.736           0.980               1,255,508
                                                               2002        0.877           0.736               1,218,395
                                                               2001        1.039           0.877                 953,012
                                                               2000        1.301           1.039                 106,123
                                                               1999        1.000           1.301                  35,494

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.086           1.242               3,325,372
                                                               2004        0.981           1.086               2,992,285
                                                               2003        0.728           0.981               2,688,587
                                                               2002        0.980           0.728               2,192,821
                                                               2001        1.217           0.980               1,418,434
                                                               2000        1.183           1.217                 279,453
                                                               1999        1.000           1.183                  32,012

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.258           1.310               3,394,599
                                                               2004        1.158           1.258               3,102,578
                                                               2003        0.888           1.158               2,790,028
                                                               2002        1.105           0.888               2,285,397
                                                               2001        1.095           1.105               1,207,066
                                                               2000        1.000           1.095                 158,718

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        2.200           2.320                 524,397
                                                               2004        1.701           2.200                 490,484
                                                               2003        1.290           1.701                 421,285
                                                               2002        1.254           1.290                 175,784
                                                               2001        1.171           1.254                  65,865
                                                               2000        1.000           1.171                   1,000

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.207           1.309                  28,167
                                                               2004        1.074           1.207                   9,574
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.205           1.306                   8,442
                                                               2004        1.067           1.205                   9,828
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II
   Shares (5/05)............................................   2005        1.000           1.051                  20,801

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Franklin Small-Mid Cap Growth Securities Fund --
   Class 2 Shares (4/00)....................................   2005        0.835           0.861                 520,262
                                                               2004        0.761           0.835                 569,576
                                                               2003        0.564           0.761                 522,982
                                                               2002        0.803           0.564                 667,545
                                                               2001        0.963           0.803                 386,790
                                                               2000        1.000           0.963                  19,259

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.152           1.253                 370,746
                                                               2004        1.039           1.152                 454,839
                                                               2003        0.844           1.039                 435,419
                                                               2002        1.000           0.844                  36,512

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.775           2.226                 138,497
                                                               2004        1.446           1.775                  75,008
                                                               2003        1.000           1.446                  14,072

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)...................................................   2005        1.071           1.162                 455,205
                                                               2004        0.918           1.071                 305,019
                                                               2003        0.706           0.918                 271,043
                                                               2002        0.881           0.706                 206,340
                                                               2001        1.065           0.881                  96,122
                                                               2000        1.000           1.065                  15,014

   Templeton Growth Securities Fund -- Class 2
   Shares (5/02)............................................   2005        1.174           1.258                 295,433
                                                               2004        1.028           1.174                  49,047
                                                               2003        0.791           1.028                 107,889
                                                               2002        1.000           0.791                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)............................   2005        1.029           1.057               1,637,872
                                                               2004        0.962           1.029               1,649,177
                                                               2003        0.784           0.962               1,597,967
                                                               2002        0.966           0.784               1,055,953
                                                               2001        1.023           0.966                 456,140
                                                               2000        1.000           1.023                  27,890

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Diversified Strategic Income Portfolio (2/01)............   2005        1.223           1.234                 750,881
                                                               2004        1.164           1.223                 846,734
                                                               2003        1.058           1.164                 842,149
                                                               2002        1.026           1.058                 501,320
                                                               2001        1.000           1.026                 214,616

   Equity Index Portfolio -- Class II Shares (2/01).........   2005        0.853           0.875               2,428,045
                                                               2004        0.786           0.853               2,711,504
                                                               2003        0.625           0.786               2,943,217
                                                               2002        0.818           0.625               1,808,443
                                                               2001        1.000           0.818                 923,288

   Fundamental Value Portfolio (4/01).......................   2005        1.304           1.344               1,864,743
                                                               2004        1.224           1.304               2,184,138
                                                               2003        0.897           1.224               2,305,380
                                                               2002        1.158           0.897               2,138,474
                                                               2001        1.000           1.158                 668,636

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        0.445           0.491               1,025,490
                                                               2004        0.375           0.445               1,080,108
                                                               2003        0.283           0.375               1,087,735
                                                               2002        0.400           0.283                 802,206
                                                               2001        0.673           0.400                 587,522
                                                               2000        1.000           0.673                  16,276

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.508           1.544                 114,140
                                                               2004        1.334           1.508                  50,521
                                                               2003        1.000           1.334                  10,392

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.378           1.400                 405,305
                                                               2004        1.243           1.378                 334,959
                                                               2003        1.000           1.243                 223,423

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.536           1.636                 311,431
                                                               2004        1.258           1.536                 209,638
                                                               2003        1.000           1.258                  38,024

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.122           1.127                 406,116
                                                               2004        1.046           1.122                 195,829
                                                               2003        1.000           1.046                  76,882

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.204           1.214               4,703,281
                                                               2004        1.167           1.204               4,955,922
                                                               2003        1.129           1.167               5,379,938
                                                               2002        1.051           1.129               4,675,396
                                                               2001        1.000           1.051               1,184,780

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        0.767           0.810                  77,546
                                                               2004        0.724           0.767                  80,301
                                                               2003        0.558           0.724                  80,357
                                                               2002        0.805           0.558                  60,718
                                                               2001        1.000           0.805                  20,854

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.003           1.108                 323,478
                                                               2004        0.877           1.003                 357,361
                                                               2003        0.694           0.877                 312,769
                                                               2002        0.856           0.694                 287,543
                                                               2001        1.000           0.856                 167,986

   Putnam VT Small Cap Value Fund -- Class IB
   Shares (5/01)............................................   2005        1.599           1.685               1,053,146
                                                               2004        1.288           1.599               1,112,404
                                                               2003        0.874           1.288               1,139,306
                                                               2002        1.087           0.874                 667,718
                                                               2001        1.000           1.087                 219,720

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.296           1.327               2,536,190
                                                               2004        1.215           1.296               2,990,949
                                                               2003        0.888           1.215               3,201,965
                                                               2002        1.204           0.888               3,089,805
                                                               2001        1.000           1.204               1,352,966

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Investors Fund -- Class I (5/01).........................   2005        1.162           1.218               1,584,026
                                                               2004        1.069           1.162               1,681,872
                                                               2003        0.821           1.069               1,765,663
                                                               2002        1.084           0.821               1,678,687
                                                               2001        1.000           1.084                 688,342

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.357           1.401                 862,944
                                                               2004        1.198           1.357                 887,897
                                                               2003        0.817           1.198                 881,064
                                                               2002        1.272           0.817                 930,480
                                                               2001        1.000           1.272                 396,736

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        0.804           0.789                  96,220
                                                               2004        0.790           0.804                 103,041
                                                               2003        0.650           0.790                  97,605
                                                               2002        0.893           0.650                 101,456
                                                               2001        1.000           0.893                  18,365

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        0.861           0.901                  96,089
                                                               2004        0.851           0.861                 102,329
                                                               2003        0.644           0.851                 166,309
                                                               2002        0.893           0.644                 115,889
                                                               2001        1.000           0.893                  38,292

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.440           1.492                 433,450
                                                               2004        1.372           1.440                 870,667
                                                               2003        1.061           1.372                 843,560
                                                               2002        1.000           1.061                 592,024

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.287           1.321                 143,617
                                                               2004        1.245           1.287                 159,012
                                                               2003        1.038           1.245                 664,987
                                                               2002        1.000           1.038                  66,095

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.508           1.582                 195,498
                                                               2004        1.390           1.508                 197,092
                                                               2003        1.074           1.390                 201,746
                                                               2002        1.000           1.074                 162,663

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.425           1.453                  93,196
                                                               2004        1.357           1.425                 368,697
                                                               2003        1.069           1.357                 351,989
                                                               2002        1.000           1.069                 146,679

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        0.862           0.923                 791,266
                                                               2004        0.823           0.862                 914,754
                                                               2003        0.646           0.823                 923,566
                                                               2002        0.863           0.646                 813,867
                                                               2001        1.000           0.863                 186,705

   Equity Income Portfolio (4/00)...........................   2005        1.228           1.262               2,590,594
                                                               2004        1.135           1.228               2,624,443
                                                               2003        0.879           1.135               2,645,190
                                                               2002        1.038           0.879               1,908,214
                                                               2001        1.130           1.038               1,262,895
                                                               2000        1.000           1.130                  12,212

   Large Cap Portfolio (11/99)..............................   2005        0.753           0.805               1,293,750
                                                               2004        0.718           0.753               1,300,341
                                                               2003        0.585           0.718               1,328,748
                                                               2002        0.771           0.585                 811,822
                                                               2001        0.947           0.771                 435,079
                                                               2000        1.125           0.947                   9,529
                                                               1999        1.000           1.125                      --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000           1.077                      --

   Managed Allocation Series: Conservative Portfolio
   (8/05)...................................................   2005        1.022           1.031                     874

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002           1.046                 124,378

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)...................................................   2005        1.000           1.065                      --

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05).........................................   2005        1.000           1.037                      --

Mercury Large Cap Core Portfolio (8/00)..................   2005        0.806           0.889                 365,733
                                                            2004        0.707           0.806                 387,974
                                                            2003        0.593           0.707                 408,908
                                                            2002        0.805           0.593                 451,779
                                                            2001        1.055           0.805                 193,579
                                                            2000        1.000           1.055                  12,368

MFS Emerging Growth Portfolio (4/00).....................   2005        0.645           0.626                      --
                                                            2004        0.581           0.645                 636,067
                                                            2003        0.457           0.581                 777,647
                                                            2002        0.707           0.457                 828,116
                                                            2001        1.126           0.707                 495,736
                                                            2000        1.000           1.126                  52,455

MFS Mid Cap Growth Portfolio (5/00)......................   2005        0.560           0.568               2,527,381
                                                            2004        0.499           0.560               1,648,468
                                                            2003        0.370           0.499               1,689,467
                                                            2002        0.735           0.370               1,021,136
                                                            2001        0.978           0.735                 440,334
                                                            2000        1.000           0.978                   1,000

MFS Total Return Portfolio (6/00)........................   2005        1.328           1.346               5,094,500
                                                            2004        1.211           1.328               5,040,154
                                                            2003        1.056           1.211               5,376,924
                                                            2002        1.132           1.056               4,046,493
                                                            2001        1.151           1.132               2,348,284
                                                            2000        1.000           1.151                  62,642

MFS Value Portfolio (5/04)...............................   2005        1.121           1.174                 166,433
                                                            2004        1.000           1.121                   6,859

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
Mondrian International Stock Portfolio (5/00)............   2005        0.845           0.910                 577,036
                                                            2004        0.742           0.845                 468,938
                                                            2003        0.586           0.742                 376,707
                                                            2002        0.684           0.586                  69,198
                                                            2001        0.942           0.684                  15,435
                                                            2000        1.000           0.942                   1,000

Pioneer Fund Portfolio (5/03)............................   2005        1.329           1.386                   6,819
                                                            2004        1.215           1.329                   6,826
                                                            2003        1.000           1.215                      --

Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.020           1.062                      --

Pioneer Strategic Income Portfolio (5/00)................   2005        1.360           1.388                 448,698
                                                            2004        1.246           1.360                 230,725
                                                            2003        1.059           1.246                 154,339
                                                            2002        1.016           1.059                 155,124
                                                            2001        0.991           1.016                  78,635
                                                            2000        1.000           0.991                   1,000

Strategic Equity Portfolio (11/99).......................   2005        0.729           0.732               2,212,319
                                                            2004        0.672           0.729               2,465,759
                                                            2003        0.515           0.672               2,649,642
                                                            2002        0.788           0.515               1,708,869
                                                            2001        0.925           0.788                 936,287
                                                            2000        1.149           0.925                  40,615
                                                            1999        1.000           1.149                      --

Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.136                      --

Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.987           1.108                      --

Travelers Managed Income Portfolio (5/01)................   2005        1.207           1.205                 614,246
                                                            2004        1.193           1.207                 730,685
                                                            2003        1.118           1.193                 906,536
                                                            2002        1.112           1.118                 915,092
                                                            2001        1.000           1.112                 211,077

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Van Kampen Enterprise Portfolio (8/00)...................   2005        0.658           0.699                 109,968
                                                               2004        0.644           0.658                 117,320
                                                               2003        0.521           0.644                 127,774
                                                               2002        0.749           0.521                 113,304
                                                               2001        0.967           0.749                  89,971
                                                               2000        1.000           0.967                   5,038

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.994           1.002                  25,362
                                                               2004        0.999           0.994                  10,964
                                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (12/99).........   2005        1.234           1.356               2,789,632
                                                               2004        1.141           1.234               3,002,324
                                                               2003        0.862           1.141               3,018,066
                                                               2002        1.300           0.862               3,104,272
                                                               2001        1.377           1.300               1,820,456
                                                               2000        1.000           1.377                  10,437

   Smith Barney High Income Portfolio (5/01)................   2005        1.130           1.141                 649,379
                                                               2004        1.039           1.130                 805,157
                                                               2003        0.828           1.039                 865,154
                                                               2002        0.870           0.828                 462,790
                                                               2001        1.000           0.870                 305,604

   Smith Barney International All Cap Growth Portfolio
   (4/00)...................................................   2005        0.664           0.730                 225,766
                                                               2004        0.573           0.664                 225,899
                                                               2003        0.457           0.573                  97,076
                                                               2002        0.624           0.457                  98,165
                                                               2001        0.922           0.624                 130,148
                                                               2000        1.000           0.922                  95,051

   Smith Barney Large Cap Value Portfolio (11/99)...........   2005        1.007           1.056                 677,703
                                                               2004        0.925           1.007                 712,168
                                                               2003        0.737           0.925                 786,799
                                                               2002        1.004           0.737               1,033,287
                                                               2001        1.111           1.004                 657,150

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Smith Barney Large Cap Value Portfolio  (continued)......   2000        0.998           1.111                  71,969
                                                               1999        1.000           0.998                  46,952

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)..................................................   2005        0.912           0.945               1,791,939
                                                               2004        0.924           0.912               2,124,750
                                                               2003        0.636           0.924               2,193,183
                                                               2002        0.859           0.636               2,247,076
                                                               2001        0.998           0.859               1,026,339
                                                               2000        1.090           0.998                  48,107
                                                               1999        1.000           1.090                      --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.323           1.410                 862,445
                                                               2004        1.218           1.323                 924,130
                                                               2003        0.953           1.218                 926,626
                                                               2002        1.198           0.953               1,057,885
                                                               2001        1.352           1.198                 544,002
                                                               2000        1.165           1.352                  53,126
                                                               1999        1.000           1.165                  36,659

   Smith Barney Money Market Portfolio (7/00)...............   2005        1.050           1.062               1,511,748
                                                               2004        1.057           1.050               1,638,866
                                                               2003        1.067           1.057               1,716,656
                                                               2002        1.071           1.067               3,010,670
                                                               2001        1.049           1.071               1,230,680
                                                               2000        1.000           1.049                   9,253

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/00).......   2005        0.728           0.773                 472,240
                                                               2004        0.691           0.728                 483,457
                                                               2003        0.551           0.691                 561,096
                                                               2002        0.830           0.551                 574,054
                                                               2001        1.231           0.830                 355,795
                                                               2000        1.000           1.231                  70,059

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.098           1.134                 146,891
                                                               2004        0.965           1.098                 151,184
                                                               2003        0.691           0.965                 175,378

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)..............................................   2002        0.944           0.691                 137,148
                                                               2001        1.000           0.944                   5,693

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class (12/99)...........  2005        1.151           1.324                 505,019
                                                               2004        1.014           1.151                 496,602
                                                               2003        0.803           1.014                 426,397
                                                               2002        0.901           0.803                 290,613
                                                               2001        1.045           0.901                 103,316
                                                               2000        1.138           1.045                   2,548
                                                               1999        1.000           1.138                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.518           1.763               1,027,587
                                                               2004        1.237           1.518                 843,122
                                                               2003        0.909           1.237                 789,371
                                                               2002        1.027           0.909                 494,141

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.65%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Capital Appreciation Fund (5/00).........................   2005        1.348           1.567                  12,756
                                                               2004        1.147           1.348                      --
                                                               2003        1.000           1.147                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.159           1.204                      --
                                                               2004        1.114           1.159                      --
                                                               2003        1.000           1.114                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.227           1.263                  70,443
                                                               2004        1.122           1.227                  47,564
                                                               2003        1.000           1.122                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.167           1.318                 126,621
                                                               2004        1.095           1.167                 127,017
                                                               2003        1.000           1.095                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.328           1.490                 414,331
                                                               2004        1.189           1.328                 209,668
                                                               2003        1.000           1.189                  11,198

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.274           1.456               1,448,021
                                                               2004        1.151           1.274                 594,397
                                                               2003        1.000           1.151                      --

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.247           1.298               1,466,940
                                                               2004        1.149           1.247                 707,032
                                                               2003        1.000           1.149                  24,831

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        1.480           1.560                  50,289
                                                               2004        1.145           1.480                      --
                                                               2003        1.000           1.145                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III            2005        1.207           1.308                      --
   (11/03)..................................................   2004        1.074           1.207                      --
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.205           1.305                 116,365
                                                               2004        1.067           1.205                      --
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.051                 157,029

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (4/00)............................................   2005        1.310           1.350                  80,057
                                                               2004        1.194           1.310                  79,792
                                                               2003        1.000           1.194                   8,288

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.240           1.348                 255,651
                                                               2004        1.119           1.240                  93,925
                                                               2003        1.000           1.119                   2,394

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.552           1.945                 212,727
                                                               2004        1.265           1.552                 109,299
                                                               2003        1.000           1.265                   7,153

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)...................................................   2005        1.373           1.488                 687,128
                                                               2004        1.177           1.373                 208,807
                                                               2003        1.000           1.177                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.327           1.421                 169,003
                                                               2004        1.163           1.327                  14,468
                                                               2003        1.000           1.163                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (4/00)............................   2005        1.200           1.231                 224,437
                                                               2004        1.121           1.200                 135,134
                                                               2003        1.000           1.121                  11,777

   Diversified Strategic Income Portfolio (2/01)............   2005        1.112           1.122                 244,418
                                                               2004        1.059           1.112                 165,730
                                                               2003        1.000           1.059                   7,260

   Equity Index Portfolio -- Class II Shares (2/01).........   2005        1.227           1.258                 263,534
                                                               2004        1.132           1.227                 165,512
                                                               2003        1.000           1.132                   2,383

   Fundamental Value Portfolio (4/01).......................   2005        1.246           1.284                 397,176
                                                               2004        1.171           1.246                 184,304
                                                               2003        1.000           1.171                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.355           1.493                  47,414
                                                               2004        1.144           1.355                   6,353
                                                               2003        1.000           1.144                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.328           1.358                 137,803
                                                               2004        1.175           1.328                  42,276
                                                               2003        1.000           1.175                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.266           1.286                 152,335
                                                               2004        1.142           1.266                  75,347
                                                               2003        1.000           1.142                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.413           1.504                 477,152
                                                               2004        1.158           1.413                 220,095
                                                               2003        1.000           1.158                   5,067

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.122           1.127                 460,270
                                                               2004        1.048           1.122                 152,537
                                                               2003        1.000           1.048                   7,307

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.059           1.067               1,570,341
                                                               2004        1.026           1.059                 184,224
                                                               2003        1.000           1.026                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        1.193           1.259                      --
                                                               2004        1.128           1.193                      --
                                                               2003        1.000           1.128                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.351           1.491                      --
                                                               2004        1.182           1.351                      --
                                                               2003        1.000           1.182                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.537           1.619                 144,056
                                                               2004        1.238           1.537                  31,452
                                                               2003        1.000           1.238                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.248           1.278                  72,040
                                                               2004        1.172           1.248                  72,054
                                                               2003        1.000           1.172                      --

   Investors Fund -- Class I (5/01).........................   2005        1.247           1.307                  19,843
                                                               2004        1.149           1.247                  19,843
                                                               2003        1.000           1.149                      --

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.402           1.447                  55,569
                                                               2004        1.239           1.402                  31,281
                                                               2003        1.000           1.239                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.122           1.101                  34,881
                                                               2004        1.103           1.122                     326
                                                               2003        1.000           1.103                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        1.167           1.220                   6,478
                                                               2004        1.153           1.167                   6,481
                                                               2003        1.000           1.153                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.186           1.228               1,539,307
                                                               2004        1.131           1.186               1,197,888
                                                               2003        1.000           1.131                  18,486

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.127           1.155               1,067,047
                                                               2004        1.091           1.127                 566,801
                                                               2003        1.000           1.091                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.238           1.298                 847,950
                                                               2004        1.142           1.238                 216,095
                                                               2003        1.000           1.142                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.180           1.202                 156,295
                                                               2004        1.124           1.180                  53,951
                                                               2003        1.000           1.124                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.193           1.276                  45,298
                                                               2004        1.138           1.193                      --
                                                               2003        1.000           1.138                      --

   Equity Income Portfolio (4/00)...........................   2005        1.226           1.260                  90,175
                                                               2004        1.134           1.226                  60,231
                                                               2003        1.000           1.134                      --

   Large Cap Portfolio (11/99)..............................   2005        1.179           1.260                  39,091
                                                               2004        1.125           1.179                   9,902
                                                               2003        1.000           1.125                      --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000           1.077                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
Managed Allocation Series: Conservative Portfolio
(8/05)...................................................   2005        1.022           1.030                      --

Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002           1.046                 228,625

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)...................................................   2005        1.000           1.064                      --

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05).........................................   2005        1.000           1.037                   3,439

Mercury Large Cap Core Portfolio (8/00)..................   2005        1.244           1.371                 103,469
                                                            2004        1.091           1.244                      --
                                                            2003        1.000           1.091                      --

MFS Emerging Growth Portfolio (4/00).....................   2005        1.228           1.191                      --
                                                            2004        1.107           1.228                  19,369
                                                            2003        1.000           1.107                      --

MFS Mid Cap Growth Portfolio (5/00)......................   2005        1.272           1.290                  72,204
                                                            2004        1.134           1.272                      --
                                                            2003        1.000           1.134                      --

MFS Total Return Portfolio (6/00)........................   2005        1.185           1.200                 933,290
                                                            2004        1.080           1.185                 545,728
                                                            2003        1.000           1.080                      --

MFS Value Portfolio (5/04)...............................   2005        1.120           1.173                  96,637
                                                            2004        1.000           1.120                      --

Mondrian International Stock Portfolio (5/00)............   2005        1.321           1.423                 153,843
                                                            2004        1.160           1.321                 109,099
                                                            2003        1.000           1.160                   1,167

Pioneer Fund Portfolio (5/03)............................   2005        1.234           1.286                  30,287
                                                            2004        1.129           1.234                  24,600
                                                            2003        1.000           1.129                      --

Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.020           1.062                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Pioneer Strategic Income Portfolio (5/00)................   2005        1.179           1.203                 374,138
                                                               2004        1.081           1.179                 117,524
                                                               2003        1.000           1.081                      --

   Strategic Equity Portfolio (11/99).......................   2005        1.213           1.217                      --
                                                               2004        1.118           1.213                      --
                                                               2003        1.000           1.118                      --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.135                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.987           1.108                      --

   Travelers Managed Income Portfolio (5/01)................   2005        1.043           1.040                 240,856
                                                               2004        1.031           1.043                 303,771
                                                               2003        1.000           1.031                      --

   Van Kampen Enterprise Portfolio (8/00)...................   2005        1.155           1.225                   1,656
                                                               2004        1.130           1.155                      --
                                                               2003        1.000           1.130                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.994           1.001                 175,675
                                                               2004        0.999           0.994                 116,252
                                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (12/99).........   2005        1.230           1.351                 698,240
                                                               2004        1.138           1.230                 414,907
                                                               2003        1.000           1.138                  15,556

   Smith Barney High Income Portfolio (5/01)................   2005        1.198           1.210                 363,925
                                                               2004        1.103           1.198                 139,420
                                                               2003        1.000           1.103                      --

   Smith Barney International All Cap Growth Portfolio
   (4/00)...................................................   2005        1.363           1.498                      --
                                                               2004        1.176           1.363                      --
                                                               2003        1.000           1.176                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Smith Barney Large Cap Value Portfolio (11/99)...........   2005        1.250           1.310                      --
                                                               2004        1.149           1.250                      --
                                                               2003        1.000           1.149                      --

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)..................................................   2005        1.156           1.196                 245,369
                                                               2004        1.171           1.156                  62,721
                                                               2003        1.000           1.171                      --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.260           1.343                  91,898
                                                               2004        1.160           1.260                  60,929
                                                               2003        1.000           1.160                  11,142

   Smith Barney Money Market Portfolio (7/00)...............   2005        0.988           0.999                 438,507
                                                               2004        0.996           0.988                  93,816
                                                               2003        1.000           0.996                  98,846

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/00).......   2005        1.176           1.249                      --
                                                               2004        1.117           1.176                      --
                                                               2003        1.000           1.117                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.406           1.451                 127,518
                                                               2004        1.237           1.406                  79,725
                                                               2003        1.000           1.237                      --

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class (12/99)...........  2005        1.297           1.490                 565,618
                                                               2004        1.143           1.297                 302,203
                                                               2003        1.000           1.143                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.471           1.708                 573,698
                                                               2004        1.200           1.471                 335,336
                                                               2003        1.000           1.200                      --

                         CONDENSED FINANCIAL INFORMATION

                       SEPARATE ACCOUNT CHARGES 1.80% (A)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Capital Appreciation Fund (5/00).........................   2005        1.395           1.619                  12,733
                                                               2004        1.188           1.395                  12,740
                                                               2003        0.968           1.188                  12,749
                                                               2002        1.000           0.968                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.229           1.276                      --
                                                               2004        1.183           1.229                      --
                                                               2003        0.963           1.183                      --
                                                               2002        1.000           0.963                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.362           1.399                   3,244
                                                               2004        1.247           1.362                   3,250
                                                               2003        0.960           1.247                   2,224
                                                               2002        1.000           0.960                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.222           1.378                  25,869
                                                               2004        1.148           1.222                  25,662
                                                               2003        0.948           1.148                  25,474
                                                               2002        1.000           0.948                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.458           1.634                   7,987
                                                               2004        1.308           1.458                   3,312
                                                               2003        0.984           1.308                   1,726
                                                               2002        1.000           0.984                      --

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.426           1.628                  32,415
                                                               2004        1.291           1.426                  29,481
                                                               2003        0.961           1.291                  13,149
                                                               2002        1.000           0.961                      --

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.370           1.424                  42,289
                                                               2004        1.263           1.370                  30,962
                                                               2003        0.971           1.263                  13,722
                                                               2002        1.000           0.971                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        1.708           1.798                   4,400
                                                               2004        1.323           1.708                   4,404
                                                               2003        1.005           1.323                   2,295
                                                               2002        1.000           1.005                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.205           1.304                      --
                                                               2004        1.074           1.205                      --
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.203           1.301                      --
                                                               2004        1.067           1.203                      --
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.050                      --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (4/00)............................................   2005        1.430           1.472                   6,320
                                                               2004        1.306           1.430                   6,328
                                                               2003        0.969           1.306                   3,766
                                                               2002        1.000           0.969                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.352           1.468                   5,796
                                                               2004        1.222           1.352                   5,087
                                                               2003        0.994           1.222                   8,845
                                                               2002        1.000           0.994                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.769           2.214                      --
                                                               2004        1.444           1.769                      --
                                                               2003        1.000           1.444                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)...................................................   2005        1.495           1.618                   5,580
                                                               2004        1.284           1.495                   5,586

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (continued)..............................................   2003        0.989           1.284                   2,149
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.444           1.544                      --
                                                               2004        1.267           1.444                      --
                                                               2003        0.977           1.267                      --
                                                               2002        1.000           0.977                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)............................   2005        1.277           1.308                  11,003
                                                               2004        1.195           1.277                  11,012
                                                               2003        0.977           1.195                   2,822
                                                               2002        1.000           0.977                      --

   Diversified Strategic Income Portfolio (2/01)............   2005        1.162           1.171                   6,104
                                                               2004        1.109           1.162                   6,109
                                                               2003        1.010           1.109                   3,253
                                                               2002        1.000           1.010                      --

   Equity Index Portfolio -- Class II Shares (2/01).........   2005        1.314           1.345                       1
                                                               2004        1.213           1.314                  44,329
                                                               2003        0.967           1.213                   1,426
                                                               2002        1.000           0.967                      --

   Fundamental Value Portfolio (4/01).......................   2005        1.398           1.439                  86,161
                                                               2004        1.315           1.398                  92,694
                                                               2003        0.966           1.315                  30,308
                                                               2002        1.000           0.966                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.540           1.694                      --
                                                               2004        1.301           1.540                      --
                                                               2003        0.983           1.301                      --
                                                               2002        1.000           0.983                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.503           1.536                      --
                                                               2004        1.332           1.503                      --
                                                               2003        1.000           1.332                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.373           1.393                  19,841
                                                               2004        1.241           1.373                  10,594
                                                               2003        1.000           1.241                   4,252

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.531           1.627                   1,848
                                                               2004        1.256           1.531                      --
                                                               2003        1.000           1.256                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.118           1.121                  41,549
                                                               2004        1.045           1.118                  49,209
                                                               2003        1.000           1.045                  21,273

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.075           1.082                 318,259
                                                               2004        1.044           1.075                 318,280
                                                               2003        1.012           1.044                 305,197
                                                               2002        1.000           1.012                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        1.313           1.383                      --
                                                               2004        1.242           1.313                      --
                                                               2003        0.958           1.242                      --
                                                               2002        1.000           0.958                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.433           1.579                  26,008
                                                               2004        1.255           1.433                  26,008
                                                               2003        0.994           1.255                  26,008
                                                               2002        1.000           0.994                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.780           1.871                   8,767
                                                               2004        1.436           1.780                   8,773

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (continued)..............................................   2003        0.977           1.436                   8,062
                                                               2002        1.000           0.977                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.395           1.425                  49,576
                                                               2004        1.311           1.395                  49,426
                                                               2003        0.960           1.311                  47,950
                                                               2002        1.000           0.960                      --

   Investors Fund -- Class I (5/01).........................   2005        1.351           1.413                  34,345
                                                               2004        1.246           1.351                  34,350
                                                               2003        0.959           1.246                  11,586
                                                               2002        1.000           0.959                      --

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.604           1.652                   3,047
                                                               2004        1.418           1.604                   3,050
                                                               2003        0.970           1.418                   1,719
                                                               2002        1.000           0.970                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.186           1.163                      --
                                                               2004        1.168           1.186                      --
                                                               2003        0.963           1.168                      --
                                                               2002        1.000           0.963                      --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        1.279           1.336                      --
                                                               2004        1.266           1.279                      --
                                                               2003        0.960           1.266                      --
                                                               2002        1.000           0.960                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.311           1.355                 263,374
                                                               2004        1.251           1.311                 260,754
                                                               2003        0.969           1.251                 233,930
                                                               2002        1.000           0.969                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.210           1.239                 319,561
                                                               2004        1.173           1.210                 324,696
                                                               2003        0.980           1.173                 267,224
                                                               2002        1.000           0.980                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.347           1.410                   6,440
                                                               2004        1.244           1.347                      --
                                                               2003        0.963           1.244                      --
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.277           1.299                      --
                                                               2004        1.218           1.277                      --
                                                               2003        0.962           1.218                      --
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.285           1.372                  12,258
                                                               2004        1.228           1.285                  12,264
                                                               2003        0.967           1.228                   3,127
                                                               2002        1.000           0.967                      --

   Equity Income Portfolio (4/00)...........................   2005        1.333           1.367                  61,545
                                                               2004        1.235           1.333                  61,375
                                                               2003        0.958           1.235                  35,288
                                                               2002        1.000           0.958                      --

   Large Cap Portfolio (11/99)..............................   2005        1.238           1.322                      --
                                                               2004        1.184           1.238                      --
                                                               2003        0.967           1.184                      --
                                                               2002        1.000           0.967                      --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000           1.076                      --

   Managed Allocation Series: Conservative Portfolio
   (8/05)...................................................   2005        1.021           1.029                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002           1.045                      --

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)...................................................   2005        1.000           1.063                      --

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05).........................................   2005        1.000           1.036                      --

Mercury Large Cap Core Portfolio (8/00)..................   2005        1.318           1.451                  14,317
                                                            2004        1.158           1.318                  14,325
                                                            2003        0.973           1.158                   4,165
                                                            2002        1.000           0.973                      --

MFS Emerging Growth Portfolio (4/00).....................   2005        1.364           1.323                      --
                                                            2004        1.232           1.364                      --
                                                            2003        0.971           1.232                      --
                                                            2002        1.000           0.971                      --

MFS Mid Cap Growth Portfolio (5/00)......................   2005        1.469           1.487                  37,313
                                                            2004        1.311           1.469                  37,155
                                                            2003        0.974           1.311                  37,013
                                                            2002        1.000           0.974                      --

MFS Total Return Portfolio (6/00)........................   2005        1.235           1.249                 387,682
                                                            2004        1.128           1.235                 387,714
                                                            2003        0.986           1.128                 354,044
                                                            2002        1.000           0.986                      --

MFS Value Portfolio (5/04)...............................   2005        1.119           1.170                      --
                                                            2004        1.000           1.119                      --

Mondrian International Stock Portfolio (5/00)............   2005        1.438           1.547                      --
                                                            2004        1.265           1.438                      --
                                                            2003        1.001           1.265                      --
                                                            2002        1.000           1.001                      --

Pioneer Fund Portfolio (5/03)............................   2005        1.325           1.379                      --
                                                            2004        1.214           1.325                      --
                                                            2003        1.000           1.214                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.020           1.061                      --

   Pioneer Strategic Income Portfolio (5/00)................   2005        1.290           1.314                      --
                                                               2004        1.184           1.290                      --
                                                               2003        1.008           1.184                      --
                                                               2002        1.000           1.008                      --

   Strategic Equity Portfolio (11/99).......................   2005        1.366           1.369                  32,680
                                                               2004        1.262           1.366                  32,514
                                                               2003        0.970           1.262                  32,350
                                                               2002        1.000           0.970                      --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.134                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.987           1.107                      --

   Travelers Managed Income Portfolio (5/01)................   2005        1.091           1.086                   3,474
                                                               2004        1.080           1.091                   5,363
                                                               2003        1.014           1.080                   3,588
                                                               2002        1.000           1.014                      --

   Van Kampen Enterprise Portfolio (8/00)...................   2005        1.216           1.288                      --
                                                               2004        1.192           1.216                      --
                                                               2003        0.966           1.192                      --
                                                               2002        1.000           0.966                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.992           0.997                      --
                                                               2004        0.998           0.992                      --
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (12/99).........   2005        1.357           1.488                  44,784
                                                               2004        1.256           1.357                  44,785
                                                               2003        0.951           1.256                  42,581
                                                               2002        1.000           0.951                      --

   Smith Barney High Income Portfolio (5/01)................   2005        1.369           1.379                  81,118
                                                               2004        1.262           1.369                  82,764

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Smith Barney High Income Portfolio  (continued)..........   2003        1.007           1.262                  29,513
                                                               2002        1.000           1.007                      --

   Smith Barney International All Cap Growth Portfolio
   (4/00)...................................................   2005        1.429           1.568                      --
                                                               2004        1.234           1.429                      --
                                                               2003        0.986           1.234                      --
                                                               2002        1.000           0.986                      --

   Smith Barney Large Cap Value Portfolio (11/99)...........   2005        1.320           1.380                      --
                                                               2004        1.215           1.320                      --
                                                               2003        0.969           1.215                      --
                                                               2002        1.000           0.969                      --

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)..................................................   2005        1.352           1.397                  54,671
                                                               2004        1.371           1.352                  54,671
                                                               2003        0.946           1.371                  52,757
                                                               2002        1.000           0.946                      --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.350           1.436                  35,234
                                                               2004        1.245           1.350                  35,234
                                                               2003        0.977           1.245                  35,234
                                                               2002        1.000           0.977                      --

   Smith Barney Money Market Portfolio (7/00)...............   2005        0.979           0.989                 179,490
                                                               2004        0.988           0.979                 122,628
                                                               2003        1.000           0.988                  31,339
                                                               2002        1.000           1.000                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/00).......   2005        1.262           1.338                      --
                                                               2004        1.200           1.262                      --
                                                               2003        0.960           1.200                      --
                                                               2002        1.000           0.960                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.543           1.590                      --
                                                               2004        1.359           1.543                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)..............................................   2003        0.975           1.359                      --
                                                               2002        1.000           0.975                      --

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class (12/99)...........  2005        1.416           1.625                   2,658
                                                               2004        1.250           1.416                      --
                                                               2003        0.992           1.250                      --
                                                               2002        1.000           0.992                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.640           1.901                  16,845
                                                               2004        1.339           1.640                  16,856
                                                               2003        0.986           1.339                   6,015
                                                               2002        1.000           0.986                      --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                       SEPARATE ACCOUNT CHARGES 1.80% (B)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Capital Appreciation Fund (5/00).........................   2005        0.571           0.662                      --
                                                               2004        0.486           0.571                      --
                                                               2003        0.396           0.486                      --
                                                               2002        0.538           0.396                      --
                                                               2001        0.634           0.538                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        0.772           0.801                      --
                                                               2004        0.743           0.772                      --
                                                               2003        0.605           0.743                      --
                                                               2002        0.883           0.605                      --
                                                               2001        1.000           0.883                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.115           1.145                  40,871
                                                               2004        1.020           1.115                     636
                                                               2003        0.786           1.020                     636
                                                               2002        1.000           0.786                   3,637

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        0.656           0.740                      --
                                                               2004        0.616           0.656                      --
                                                               2003        0.509           0.616                      --
                                                               2002        0.749           0.509                      --
                                                               2001        1.000           0.749                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.087           1.218               1,320,739
                                                               2004        0.975           1.087                  37,597
                                                               2003        0.734           0.975                      --
                                                               2002        0.875           0.734                      --
                                                               2001        1.000           0.875                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.078           1.230               1,336,163
                                                               2004        0.975           1.078                  44,993
                                                               2003        0.726           0.975                      --
                                                               2002        0.978           0.726                      --
                                                               2001        1.000           0.978                      --

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.248           1.297               1,337,544
                                                               2004        1.151           1.248                  79,855
                                                               2003        0.885           1.151                   9,264
                                                               2002        1.104           0.885                   9,270
                                                               2001        1.000           1.104                   8,328

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        2.183           2.298                  32,726
                                                               2004        1.692           2.183                      --
                                                               2003        1.285           1.692                      --
                                                               2002        1.252           1.285                      --
                                                               2001        1.146           1.252                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund --
   Class III (11/03)........................................   2005        1.205           1.304                      --
                                                               2004        1.074           1.205                      --
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.203           1.301                      --
                                                               2004        1.067           1.203                      --
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II
   Shares (5/05)............................................   2005        1.000           1.050                   5,118

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (4/00)............................................   2005        0.829           0.853                   1,110
                                                               2004        0.757           0.829                      --
                                                               2003        0.562           0.757                      --
                                                               2002        0.802           0.562                      --
                                                               2001        1.000           0.802                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.146           1.244                  56,759
                                                               2004        1.036           1.146                      --
                                                               2003        0.842           1.036                      --
                                                               2002        1.000           0.842                   2,000

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.769           2.214                  71,397
                                                               2004        1.444           1.769                      --
                                                               2003        1.000           1.444                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)...................................................   2005        1.063           1.151                 202,256
                                                               2004        0.913           1.063                      --
                                                               2003        0.703           0.913                      --
                                                               2002        0.879           0.703                      --
                                                               2001        1.000           0.879                      --

   Templeton Growth Securities Fund -- Class 2 Shares (5/02)   2005        1.168           1.249                   3,603
                                                               2004        1.025           1.168                      --
                                                               2003        0.790           1.025                      --
                                                               2002        1.000           0.790                   2,000

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)............................   2005        1.022           1.047                  16,951
                                                               2004        0.956           1.022                     437
                                                               2003        0.782           0.956                      --
                                                               2002        0.965           0.782                      --
                                                               2001        1.000           0.965                      --

   Diversified Strategic Income Portfolio (2/01)............   2005        1.214           1.222                      --
                                                               2004        1.157           1.214                      --
                                                               2003        1.055           1.157                      --
                                                               2002        1.024           1.055                      --
                                                               2001        1.000           1.024                      --

   Equity Index Portfolio -- Class II Shares (2/01).........   2005        0.846           0.866                      --
                                                               2004        0.781           0.846                      --
                                                               2003        0.623           0.781                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Equity Index Portfolio -- Class II Shares  (continued)...   2002        0.817           0.623                      --
                                                               2001        1.000           0.817                      --

   Fundamental Value Portfolio (4/01).......................   2005        1.294           1.332                   2,595
                                                               2004        1.217           1.294                      --
                                                               2003        0.894           1.217                      --
                                                               2002        1.157           0.894                      --
                                                               2001        1.000           1.157                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        0.442           0.486                   4,005
                                                               2004        0.373           0.442                      --
                                                               2003        0.282           0.373                      --
                                                               2002        0.399           0.282                      --
                                                               2001        1.000           0.399                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.503           1.536                   1,236
                                                               2004        1.332           1.503                      --
                                                               2003        1.000           1.332                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.373           1.393                  16,654
                                                               2004        1.241           1.373                      --
                                                               2003        1.000           1.241                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.531           1.627                  51,553
                                                               2004        1.256           1.531                      --
                                                               2003        1.000           1.256                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.118           1.121                  77,348
                                                               2004        1.045           1.118                      --
                                                               2003        1.000           1.045                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.195           1.203                  50,305
                                                               2004        1.160           1.195                      --
                                                               2003        1.125           1.160                      --
                                                               2002        1.050           1.125                      --
                                                               2001        1.000           1.050                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB
   Shares (5/01)............................................   2005        0.761           0.802                      --
                                                               2004        0.721           0.761                      --
                                                               2003        0.556           0.721                      --
                                                               2002        0.804           0.556                      --
                                                               2001        1.000           0.804                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        0.996           1.098                      --
                                                               2004        0.873           0.996                      --
                                                               2003        0.691           0.873                      --
                                                               2002        0.855           0.691                      --
                                                               2001        1.000           0.855                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.588           1.669                   7,967
                                                               2004        1.281           1.588                   7,671
                                                               2003        0.871           1.281                   7,676
                                                               2002        1.086           0.871                   7,682
                                                               2001        1.000           1.086                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.286           1.314                   9,081
                                                               2004        1.209           1.286                   9,087
                                                               2003        0.885           1.209                   9,092
                                                               2002        1.203           0.885                   9,099
                                                               2001        1.000           1.203                   7,692

   Investors Fund -- Class I (5/01).........................   2005        1.153           1.206                   9,994
                                                               2004        1.064           1.153                  10,000
                                                               2003        0.818           1.064                  10,006
                                                               2002        1.083           0.818                  10,013
                                                               2001        1.000           1.083                   8,469

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.347           1.388                      --
                                                               2004        1.191           1.347                      --
                                                               2003        0.815           1.191                      --
                                                               2002        1.270           0.815                      --
                                                               2001        1.000           1.270                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        0.798           0.782                      --
                                                               2004        0.786           0.798                      --
                                                               2003        0.648           0.786                      --
                                                               2002        0.891           0.648                      --
                                                               2001        1.000           0.891                      --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        0.855           0.893                      --
                                                               2004        0.846           0.855                      --
                                                               2003        0.641           0.846                      --
                                                               2002        0.892           0.641                      --
                                                               2001        1.000           0.892                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.434           1.482                 164,822
                                                               2004        1.369           1.434                   7,468
                                                               2003        1.060           1.369                      --
                                                               2002        1.000           1.060                      --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.281           1.312                 355,951
                                                               2004        1.242           1.281                  12,104
                                                               2003        1.037           1.242                      --
                                                               2002        1.000           1.037                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.502           1.571                   3,649
                                                               2004        1.387           1.502                   3,656
                                                               2003        1.073           1.387                      --
                                                               2002        1.000           1.073                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.419           1.443                  54,936
                                                               2004        1.353           1.419                   3,767
                                                               2003        1.068           1.353                      --
                                                               2002        1.000           1.068                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        0.856           0.914                  12,688
                                                               2004        0.818           0.856                      --
                                                               2003        0.644           0.818                      --
                                                               2002        0.862           0.644                      --
                                                               2001        1.000           0.862                      --

   Equity Income Portfolio (4/00)...........................   2005        1.218           1.250                      --
                                                               2004        1.129           1.218                      --
                                                               2003        0.876           1.129                      --
                                                               2002        1.037           0.876                      --
                                                               2001        1.000           1.037                      --

   Large Cap Portfolio (11/99)..............................   2005        0.747           0.798                      --
                                                               2004        0.714           0.747                      --
                                                               2003        0.583           0.714                      --
                                                               2002        0.769           0.583                      --
                                                               2001        1.000           0.769                      --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000           1.076                  10,572

   Managed Allocation Series: Conservative Portfolio
   (8/05)...................................................   2005        1.021           1.029                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002           1.045                 219,969

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.000           1.063                 123,404

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05).........................................   2005        1.000           1.036                      --

   Mercury Large Cap Core Portfolio (8/00)..................   2005        0.800           0.881                      --
                                                               2004        0.703           0.800                      --
                                                               2003        0.591           0.703                      --
                                                               2002        0.803           0.591                      --
                                                               2001        1.000           0.803                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
MFS Emerging Growth Portfolio (4/00).....................   2005        0.640           0.621                      --
                                                            2004        0.578           0.640                      --
                                                            2003        0.456           0.578                      --
                                                            2002        0.706           0.456                      --
                                                            2001        1.000           0.706                      --

MFS Mid Cap Growth Portfolio (5/00)......................   2005        0.556           0.563                 102,138
                                                            2004        0.496           0.556                      --
                                                            2003        0.369           0.496                      --
                                                            2002        0.734           0.369                      --
                                                            2001        0.847           0.734                      --

MFS Total Return Portfolio (6/00)........................   2005        1.318           1.333               1,081,146
                                                            2004        1.204           1.318                  39,320
                                                            2003        1.052           1.204                   7,893
                                                            2002        1.131           1.052                   7,911
                                                            2001        1.000           1.131                   7,931

MFS Value Portfolio (5/04)...............................   2005        1.119           1.170                  84,896
                                                            2004        1.000           1.119                      --

Mondrian International Stock Portfolio (5/00)............   2005        0.838           0.902                      --
                                                            2004        0.737           0.838                      --
                                                            2003        0.584           0.737                      --
                                                            2002        0.683           0.584                      --
                                                            2001        0.891           0.683                      --

Pioneer Fund Portfolio (5/03)............................   2005        1.325           1.379                      --
                                                            2004        1.214           1.325                      --
                                                            2003        1.000           1.214                      --

Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.020           1.061                      --

Pioneer Strategic Income Portfolio (5/00)................   2005        1.350           1.375                   1,728
                                                            2004        1.239           1.350                      --
                                                            2003        1.055           1.239                      --
                                                            2002        1.015           1.055                      --
                                                            2001        1.031           1.015                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Strategic Equity Portfolio (11/99).......................   2005        0.724           0.725                   3,790
                                                               2004        0.668           0.724                      --
                                                               2003        0.513           0.668                      --
                                                               2002        0.787           0.513                      --
                                                               2001        1.000           0.787                      --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.134                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.987           1.107                      --

   Travelers Managed Income Portfolio (5/01)................   2005        1.198           1.193                  45,531
                                                               2004        1.186           1.198                   9,463
                                                               2003        1.114           1.186                   9,469
                                                               2002        1.110           1.114                   9,476
                                                               2001        1.000           1.110                   8,027

   Van Kampen Enterprise Portfolio (8/00)...................   2005        0.653           0.692                      --
                                                               2004        0.641           0.653                      --
                                                               2003        0.519           0.641                      --
                                                               2002        0.748           0.519                      --
                                                               2001        1.000           0.748                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.992           0.997                   1,355
                                                               2004        0.998           0.992                      --
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (12/99).........   2005        1.225           1.344                  27,786
                                                               2004        1.135           1.225                  15,643
                                                               2003        0.859           1.135                   8,560
                                                               2002        1.298           0.859                   8,566
                                                               2001        1.000           1.298                   7,100

   Smith Barney High Income Portfolio (5/01)................   2005        1.121           1.130                  71,855
                                                               2004        1.033           1.121                      --
                                                               2003        0.825           1.033                      --
                                                               2002        0.868           0.825                      --
                                                               2001        1.000           0.868                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Smith Barney International All Cap Growth Portfolio
   (4/00)...................................................   2005        0.659           0.724                      --
                                                               2004        0.570           0.659                      --
                                                               2003        0.455           0.570                      --
                                                               2002        0.623           0.455                      --
                                                               2001        1.000           0.623                      --

   Smith Barney Large Cap Value Portfolio (11/99)...........   2005        1.000           1.046                  27,038
                                                               2004        0.920           1.000                  26,558
                                                               2003        0.734           0.920                  26,579
                                                               2002        1.002           0.734                  26,602
                                                               2001        1.000           1.002                  26,626

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)..................................................   2005        0.905           0.936                  21,356
                                                               2004        0.918           0.905                  21,387
                                                               2003        0.634           0.918                  10,331
                                                               2002        0.858           0.634                  10,355
                                                               2001        1.000           0.858                  10,382

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.313           1.397                  31,690
                                                               2004        1.211           1.313                  31,028
                                                               2003        0.950           1.211                  22,951
                                                               2002        1.196           0.950                  22,970
                                                               2001        1.000           1.196                  22,991

   Smith Barney Money Market Portfolio (7/00)...............   2005        1.042           1.052                 114,612
                                                               2004        1.051           1.042                 185,056
                                                               2003        1.063           1.051                      --
                                                               2002        1.069           1.063                      --
                                                               2001        1.000           1.069                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/00).......   2005        0.722           0.766                      --
                                                               2004        0.687           0.722                      --
                                                               2003        0.549           0.687                      --
                                                               2002        0.829           0.549                      --
                                                               2001        1.000           0.829                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.090           1.123                     449
                                                               2004        0.960           1.090                      --
                                                               2003        0.688           0.960                      --
                                                               2002        0.943           0.688                      --
                                                               2001        1.000           0.943                      --

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class (12/99)...........  2005        1.143           1.312                  33,397
                                                               2004        1.009           1.143                      --
                                                               2003        0.800           1.009                      --
                                                               2002        0.900           0.800                      --
                                                               2001        1.000           0.900                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.507           1.746                  54,841
                                                               2004        1.230           1.507                      --
                                                               2003        0.906           1.230                      --
                                                               2002        1.000           0.906                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Capital Appreciation Fund (5/00).........................   2005        1.344           1.560                      --
                                                               2004        1.146           1.344                      --
                                                               2003        1.000           1.146                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.156           1.199                      --
                                                               2004        1.113           1.156                      --
                                                               2003        1.000           1.113                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.224           1.257                  85,963
                                                               2004        1.121           1.224                  83,568
                                                               2003        1.000           1.121                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.163           1.312                      --
                                                               2004        1.094           1.163                      --
                                                               2003        1.000           1.094                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.324           1.483                 173,703
                                                               2004        1.188           1.324                 263,884
                                                               2003        1.000           1.188                      --

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.270           1.449                 135,328
                                                               2004        1.150           1.270                 276,644
                                                               2003        1.000           1.150                      --

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.244           1.292                 566,690
                                                               2004        1.148           1.244                 534,239
                                                               2003        1.000           1.148                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        1.475           1.552                      --
                                                               2004        1.144           1.475                      --
                                                               2003        1.000           1.144                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund --
   Class III (11/03)........................................   2005        1.204           1.302                  11,552
                                                               2004        1.074           1.204                  11,520
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.202           1.299                     689
                                                               2004        1.067           1.202                      --
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II
   Shares (5/05)............................................   2005        1.000           1.049                  10,523

   Franklin Small-Mid Cap Growth Securities Fund --
   Class 2 Shares (4/00)....................................   2005        1.306           1.344                   9,220
                                                               2004        1.193           1.306                   9,224
                                                               2003        1.000           1.193                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.236           1.342                 175,517
                                                               2004        1.118           1.236                   9,762
                                                               2003        1.000           1.118                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.547           1.936                   6,490
                                                               2004        1.264           1.547                   6,128
                                                               2003        1.000           1.264                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)...................................................   2005        1.369           1.481                  88,290
                                                               2004        1.176           1.369                  35,130
                                                               2003        1.000           1.176                      --

   Templeton Growth Securities Fund -- Class 2 Shares (5/02)   2005        1.324           1.415                  82,995
                                                               2004        1.162           1.324                      --
                                                               2003        1.000           1.162                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (4/00)............................   2005        1.197           1.225                  28,255
                                                               2004        1.120           1.197                   8,849
                                                               2003        1.000           1.120                      --

   Diversified Strategic Income Portfolio (2/01)............   2005        1.109           1.116                  23,955
                                                               2004        1.058           1.109                      --
                                                               2003        1.000           1.058                      --

   Equity Index Portfolio -- Class II Shares (2/01).........   2005        1.224           1.252                      --
                                                               2004        1.131           1.224                      --
                                                               2003        1.000           1.131                      --

   Fundamental Value Portfolio (4/01).......................   2005        1.243           1.278                 147,957
                                                               2004        1.170           1.243                 279,395
                                                               2003        1.000           1.170                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.351           1.486                      --
                                                               2004        1.143           1.351                      --
                                                               2003        1.000           1.143                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.324           1.352                   2,759
                                                               2004        1.174           1.324                      --
                                                               2003        1.000           1.174                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.262           1.279                  91,971
                                                               2004        1.141           1.262                  75,180
                                                               2003        1.000           1.141                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.409           1.497                 144,789
                                                               2004        1.157           1.409                  70,760
                                                               2003        1.000           1.157                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.119           1.122                 101,530
                                                               2004        1.047           1.119                  96,680
                                                               2003        1.000           1.047                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.056           1.062                 251,533
                                                               2004        1.025           1.056                  44,977
                                                               2003        1.000           1.025                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        1.190           1.253                      --
                                                               2004        1.127           1.190                      --
                                                               2003        1.000           1.127                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.348           1.484                      --
                                                               2004        1.181           1.348                      --
                                                               2003        1.000           1.181                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.533           1.611                  77,768
                                                               2004        1.237           1.533                 236,179
                                                               2003        1.000           1.237                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.245           1.272                  10,131
                                                               2004        1.171           1.245                  11,919
                                                               2003        1.000           1.171                      --

   Investors Fund -- Class I (5/01).........................   2005        1.244           1.301                  17,942
                                                               2004        1.148           1.244                  17,949
                                                               2003        1.000           1.148                      --

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.399           1.440                  24,159
                                                               2004        1.238           1.399                  26,711
                                                               2003        1.000           1.238                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.119           1.096                   8,556
                                                               2004        1.102           1.119                   7,191
                                                               2003        1.000           1.102                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.164           1.214                  10,822
                                                               2004        1.152           1.164                  12,731
                                                               2003        1.000           1.152                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.183           1.222                 206,486
                                                               2004        1.130           1.183                 141,272
                                                               2003        1.000           1.130                      --

   Multiple Discipline Portfolio -- Balanced All Cap
   Growth and Value (10/02).................................   2005        1.124           1.150                  29,137
                                                               2004        1.090           1.124                  29,159
                                                               2003        1.000           1.090                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.235           1.292                  29,733
                                                               2004        1.141           1.235                      --
                                                               2003        1.000           1.141                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.177           1.197                  22,058
                                                               2004        1.123           1.177                      --
                                                               2003        1.000           1.123                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.189           1.270                      --
                                                               2004        1.138           1.189                      --
                                                               2003        1.000           1.138                      --

   Equity Income Portfolio (4/00)...........................   2005        1.223           1.254                  39,678
                                                               2004        1.133           1.223                  33,990
                                                               2003        1.000           1.133                      --

   Large Cap Portfolio (11/99)..............................   2005        1.176           1.254                      --
                                                               2004        1.124           1.176                      --
                                                               2003        1.000           1.124                      --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000           1.076                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
Managed Allocation Series: Conservative
Portfolio (8/05).........................................   2005        1.021           1.029                      --

Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002           1.044                 125,731

Managed Allocation Series: Moderate-Aggressive
Portfolio (5/05).........................................   2005        1.000           1.063                  25,169

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05).........................................   2005        1.000           1.036                      --

Mercury Large Cap Core Portfolio (8/00)..................   2005        1.241           1.365                      --
                                                            2004        1.091           1.241                      --
                                                            2003        1.000           1.091                      --

MFS Emerging Growth Portfolio (4/00).....................   2005        1.224           1.187                      --
                                                            2004        1.106           1.224                      --
                                                            2003        1.000           1.106                      --

MFS Mid Cap Growth Portfolio (5/00)......................   2005        1.269           1.284                      --
                                                            2004        1.133           1.269                      --
                                                            2003        1.000           1.133                      --

MFS Total Return Portfolio (6/00)........................   2005        1.181           1.194                 306,564
                                                            2004        1.080           1.181                 168,861
                                                            2003        1.000           1.080                      --

MFS Value Portfolio (5/04)...............................   2005        1.119           1.169                 130,699
                                                            2004        1.000           1.119                  54,680

Mondrian International Stock Portfolio (5/00)............   2005        1.318           1.417                  53,400
                                                            2004        1.160           1.318                  23,515
                                                            2003        1.000           1.160                      --

Pioneer Fund Portfolio (5/03)............................   2005        1.231           1.280                  38,066
                                                            2004        1.128           1.231                  12,985
                                                            2003        1.000           1.128                      --

Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.020           1.061                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Pioneer Strategic Income Portfolio (5/00)................   2005        1.176           1.197                  66,834
                                                               2004        1.080           1.176                      --
                                                               2003        1.000           1.080                      --

   Strategic Equity Portfolio (11/99).......................   2005        1.209           1.211                      --
                                                               2004        1.118           1.209                      --
                                                               2003        1.000           1.118                      --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.134                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.987           1.107                      --

   Travelers Managed Income Portfolio (5/01)................   2005        1.040           1.035                  12,115
                                                               2004        1.030           1.040                  12,120
                                                               2003        1.000           1.030                      --

   Van Kampen Enterprise Portfolio (8/00)...................   2005        1.152           1.219                   3,010
                                                               2004        1.129           1.152                      --
                                                               2003        1.000           1.129                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.991           0.996                  10,692
                                                               2004        0.998           0.991                      --
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (12/99).........   2005        1.227           1.345                 134,703
                                                               2004        1.137           1.227                 243,568
                                                               2003        1.000           1.137                      --

   Smith Barney High Income Portfolio (5/01)................   2005        1.195           1.204                  24,597
                                                               2004        1.102           1.195                  22,846
                                                               2003        1.000           1.102                      --

   Smith Barney International All Cap Growth Portfolio
   (4/00)...................................................   2005        1.359           1.491                      --
                                                               2004        1.175           1.359                      --
                                                               2003        1.000           1.175                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Smith Barney Large Cap Value Portfolio (11/99)...........   2005        1.247           1.303                      --
                                                               2004        1.148           1.247                      --
                                                               2003        1.000           1.148                      --

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)..................................................   2005        1.152           1.190                  18,564
                                                               2004        1.170           1.152                  12,249
                                                               2003        1.000           1.170                      --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.257           1.336                      --
                                                               2004        1.159           1.257                      --
                                                               2003        1.000           1.159                      --

   Smith Barney Money Market Portfolio (7/00)...............   2005        0.985           0.994                  15,216
                                                               2004        0.995           0.985                      --
                                                               2003        1.000           0.995                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/00).......   2005        1.173           1.243                      --
                                                               2004        1.116           1.173                      --
                                                               2003        1.000           1.116                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.402           1.444                  15,629
                                                               2004        1.236           1.402                  14,738
                                                               2003        1.000           1.236                      --

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class (12/99)...........  2005        1.293           1.483                  59,970
                                                               2004        1.142           1.293                  27,499
                                                               2003        1.000           1.142                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.467           1.700                  89,020
                                                               2004        1.199           1.467                  20,405
                                                               2003        1.000           1.199                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Capital Appreciation Fund (5/00).........................   2005        1.000           1.169                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.000           1.043                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.000           1.011                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.000           1.159                      --

American Funds Insurance Series

   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.000           1.120                  10,370

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.000           1.147                  52,887

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.000           1.042                  52,887

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        1.000           1.087                   9,319

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund --
   Class III (11/03)........................................   2005        1.000           1.080                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.000           1.106                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II
   Shares (5/05)............................................   2005        1.000           1.049                  17,636

   Franklin Small-Mid Cap Growth Securities Fund --
   Class 2 Shares (4/00)....................................   2005        1.000           1.055                   5,930

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.000           1.083                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.000           1.211                  10,022

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)...................................................   2005        1.000           1.075                  10,001

   Templeton Growth Securities Fund -- Class 2
   Shares (5/02)............................................   2005        1.000           1.065                   9,151

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)............................   2005        1.000           1.016                   1,204

   Diversified Strategic Income Portfolio (2/01)............   2005        1.000           0.998                      --

   Equity Index Portfolio -- Class II Shares (2/01).........   2005        1.000           1.029                   8,096

   Fundamental Value Portfolio (4/01).......................   2005        1.000           1.042                   1,190

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.000           1.107                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.000           1.032                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.000           1.027                  15,208

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.000           1.076                   1,150

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.000           0.993                  12,018

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.000           1.001                  19,399

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        1.000           1.070                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.000           1.099                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.000           1.056                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.000           1.036                      --

   Investors Fund -- Class I (5/01).........................   2005        1.000           1.049                      --

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.000           1.078                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.000           0.982                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.000           1.046                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.000           1.046                  46,234

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.000           1.032                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.000           1.056                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.000           1.021                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.000           1.083                      --

   Equity Income Portfolio (4/00)...........................   2005        1.000           1.031                      --

   Large Cap Portfolio (11/99)..............................   2005        1.000           1.077                      --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000           1.075                      --

   Managed Allocation Series: Conservative
   Portfolio (8/05).........................................   2005        1.021           1.029                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002           1.044                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.000           1.063                      --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05).........................................   2005        1.000           1.036                   8,018

   Mercury Large Cap Core Portfolio (8/00)..................   2005        1.000           1.092                      --

   MFS Emerging Growth Portfolio (4/00).....................   2005        1.000           0.998                      --

   MFS Mid Cap Growth Portfolio (5/00)......................   2005        1.000           1.048                      --

   MFS Total Return Portfolio (6/00)........................   2005        1.000           1.011                  19,780

   MFS Value Portfolio (5/04)...............................   2005        1.000           1.038                      --

   Mondrian International Stock Portfolio (5/00)............   2005        1.000           1.071                  18,739

   Pioneer Fund Portfolio (5/03)............................   2005        1.000           1.047                      --

   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.020           1.060                      --

   Pioneer Strategic Income Portfolio (5/00)................   2005        1.000           1.009                   8,137

   Strategic Equity Portfolio (11/99).......................   2005        1.000           1.046                      --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.134                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.987           1.106                      --

   Travelers Managed Income Portfolio (5/01)................   2005        1.000           0.991                      --

   Van Kampen Enterprise Portfolio (8/00)...................   2005        1.000           1.074                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        1.000           1.004                  10,595

   Smith Barney Aggressive Growth Portfolio (12/99).........   2005        1.000           1.111                   1,115

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Smith Barney High Income Portfolio (5/01)................   2005        1.000           1.000                      --

   Smith Barney International All Cap Growth Portfolio
   (4/00)...................................................   2005        1.000           1.090                      --

   Smith Barney Large Cap Value Portfolio (11/99)...........   2005        1.000           1.049                      --

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)..................................................   2005        1.000           1.058                      --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.000           1.072                      --

   Smith Barney Money Market Portfolio (7/00)...............   2005        1.000           1.009                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/00).......   2005        1.000           1.077                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.000           1.078                      --

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class (12/99)...........   2005        1.000           1.136                   1,095

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.000           1.142                  20,164

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Capital Appreciation Fund (5/00).........................   2005        1.341           1.553                  15,582
                                                               2004        1.145           1.341                      --
                                                               2003        1.000           1.145                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.152           1.193                      --
                                                               2004        1.112           1.152                      --
                                                               2003        1.000           1.112                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.220           1.251                 324,368
                                                               2004        1.120           1.220                  69,813
                                                               2003        1.000           1.120                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.160           1.305                 241,007
                                                               2004        1.093           1.160                      --
                                                               2003        1.000           1.093                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.320           1.476               1,571,889
                                                               2004        1.188           1.320                 418,416
                                                               2003        1.000           1.188                  12,571

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.266           1.442               5,816,470
                                                               2004        1.149           1.266               1,448,922
                                                               2003        1.000           1.149                   2,496

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.240           1.286               7,302,980
                                                               2004        1.147           1.240               1,766,970
                                                               2003        1.000           1.147                  98,693

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        1.471           1.545                  18,462
                                                               2004        1.143           1.471                      --
                                                               2003        1.000           1.143                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.201           1.297                  73,812
                                                               2004        1.074           1.201                      --
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.199           1.294                 388,532
                                                               2004        1.067           1.199                   2,234
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.048                 333,333

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (4/00)............................................   2005        1.302           1.337                 367,838
                                                               2004        1.193           1.302                 155,797
                                                               2003        1.000           1.193                   1,183

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.233           1.336               1,148,738
                                                               2004        1.117           1.233                 362,129
                                                               2003        1.000           1.117                  33,112

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.543           1.927                 665,125
                                                               2004        1.263           1.543                  60,640
                                                               2003        1.000           1.263                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)...................................................   2005        1.365           1.474               1,468,418
                                                               2004        1.176           1.365                 334,841
                                                               2003        1.000           1.176                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.320           1.408                 839,302
                                                               2004        1.161           1.320                 186,548
                                                               2003        1.000           1.161                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (4/00)............................   2005        1.193           1.219               1,141,745
                                                               2004        1.120           1.193                 508,994
                                                               2003        1.000           1.120                  28,096

   Diversified Strategic Income Portfolio (2/01)............   2005        1.106           1.111                 362,760
                                                               2004        1.057           1.106                 289,574
                                                               2003        1.000           1.057                  21,719

   Equity Index Portfolio -- Class II Shares (2/01).........   2005        1.220           1.246                 421,906
                                                               2004        1.130           1.220                 138,787
                                                               2003        1.000           1.130                  46,185

   Fundamental Value Portfolio (4/01).......................   2005        1.239           1.272                 846,421
                                                               2004        1.169           1.239                 561,965
                                                               2003        1.000           1.169                   1,718

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.348           1.479                  90,523
                                                               2004        1.142           1.348                  21,722
                                                               2003        1.000           1.142                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.320           1.345                 318,467
                                                               2004        1.173           1.320                  55,847
                                                               2003        1.000           1.173                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.259           1.273                 640,552
                                                               2004        1.140           1.259                 215,528
                                                               2003        1.000           1.140                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.405           1.490                 911,562
                                                               2004        1.156           1.405                 195,242
                                                               2003        1.000           1.156                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.116           1.116               1,721,354
                                                               2004        1.046           1.116                 321,614
                                                               2003        1.000           1.046                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.053           1.057               3,359,573
                                                               2004        1.025           1.053                 692,716
                                                               2003        1.000           1.025                  79,184

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB
   Shares (5/01)............................................   2005        1.187           1.247                      --
                                                               2004        1.126           1.187                      --
                                                               2003        1.000           1.126                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.344           1.477                      --
                                                               2004        1.180           1.344                      --
                                                               2003        1.000           1.180                      --

   Putnam VT Small Cap Value Fund -- Class IB
   Shares (5/01)............................................   2005        1.529           1.603                 203,460
                                                               2004        1.236           1.529                  26,473
                                                               2003        1.000           1.236                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.242           1.266                  47,544
                                                               2004        1.170           1.242                  47,407
                                                               2003        1.000           1.170                      --

   Investors Fund -- Class I (5/01).........................   2005        1.240           1.295                  30,398
                                                               2004        1.147           1.240                     866
                                                               2003        1.000           1.147                      --

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.395           1.433                  87,329
                                                               2004        1.237           1.395                  25,125
                                                               2003        1.000           1.237                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.116           1.091                  71,237
                                                               2004        1.101           1.116                  25,881
                                                               2003        1.000           1.101                  19,652

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        1.160           1.209                  17,249
                                                               2004        1.151           1.160                      --
                                                               2003        1.000           1.151                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.179           1.216               6,754,944
                                                               2004        1.129           1.179               3,163,455
                                                               2003        1.000           1.129                      --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.120           1.144               6,775,659
                                                               2004        1.089           1.120               1,814,630
                                                               2003        1.000           1.089                  56,399

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.232           1.286               2,361,692
                                                               2004        1.140           1.232                 559,469
                                                               2003        1.000           1.140                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.174           1.191               1,219,169
                                                               2004        1.122           1.174                  70,565
                                                               2003        1.000           1.122                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.186           1.264                 197,321
                                                               2004        1.137           1.186                  11,931
                                                               2003        1.000           1.137                      --

   Equity Income Portfolio (4/00)...........................   2005        1.219           1.248                 597,391
                                                               2004        1.133           1.219                  63,101
                                                               2003        1.000           1.133                  21,231

   Large Cap Portfolio (11/99)..............................   2005        1.172           1.249                  44,437
                                                               2004        1.123           1.172                  14,345
                                                               2003        1.000           1.123                      --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000           1.074                   4,241

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
Managed Allocation Series: Conservative
Portfolio (8/05).........................................   2005        1.021           1.028                      --

Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002           1.043                 598,255

Managed Allocation Series: Moderate-Aggressive
Portfolio (5/05).........................................   2005        1.000           1.062                 914,988

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05).........................................   2005        1.000           1.035                 117,413

Mercury Large Cap Core Portfolio (8/00)..................   2005        1.237           1.358                  95,543
                                                            2004        1.090           1.237                  10,421
                                                            2003        1.000           1.090                   1,812

MFS Emerging Growth Portfolio (4/00).....................   2005        1.221           1.184                      --
                                                            2004        1.106           1.221                  18,394
                                                            2003        1.000           1.106                      --

MFS Mid Cap Growth Portfolio (5/00)......................   2005        1.265           1.278                  44,347
                                                            2004        1.132           1.265                      --
                                                            2003        1.000           1.132                      --

MFS Total Return Portfolio (6/00)........................   2005        1.178           1.188               2,684,475
                                                            2004        1.079           1.178                 984,342
                                                            2003        1.000           1.079                  69,945

MFS Value Portfolio (5/04)...............................   2005        1.117           1.165                 914,698
                                                            2004        1.000           1.117                 116,014

Mondrian International Stock Portfolio (5/00)............   2005        1.314           1.410                 514,753
                                                            2004        1.159           1.314                 113,964
                                                            2003        1.000           1.159                      --

Pioneer Fund Portfolio (5/03)............................   2005        1.227           1.274                 168,161
                                                            2004        1.127           1.227                  90,074
                                                            2003        1.000           1.127                  13,260

Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.019           1.059                  37,255

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Pioneer Strategic Income Portfolio (5/00)................   2005        1.173           1.191                 848,537
                                                               2004        1.079           1.173                 288,907
                                                               2003        1.000           1.079                      --

   Strategic Equity Portfolio (11/99).......................   2005        1.206           1.206                      --
                                                               2004        1.117           1.206                      --
                                                               2003        1.000           1.117                      --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.133                  34,973

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.987           1.105                  31,332

   Travelers Managed Income Portfolio (5/01)................   2005        1.037           1.030                 449,974
                                                               2004        1.029           1.037                 118,574
                                                               2003        1.000           1.029                  39,493

   Van Kampen Enterprise Portfolio (8/00)...................   2005        1.149           1.213                   7,209
                                                               2004        1.129           1.149                      --
                                                               2003        1.000           1.129                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.989           0.991                 611,166
                                                               2004        0.997           0.989                  41,912
                                                               2003        1.000           0.997                  13,532

   Smith Barney Aggressive Growth Portfolio (12/99).........   2005        1.224           1.338               1,563,195
                                                               2004        1.136           1.224                 771,612
                                                               2003        1.000           1.136                  63,097

   Smith Barney High Income Portfolio (5/01)................   2005        1.192           1.198                 743,842
                                                               2004        1.101           1.192                 348,505
                                                               2003        1.000           1.101                  10,982

   Smith Barney International All Cap Growth Portfolio
   (4/00)...................................................   2005        1.355           1.484                      --
                                                               2004        1.174           1.355                      --
                                                               2003        1.000           1.174                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Smith Barney Large Cap Value Portfolio (11/99)...........   2005        1.243           1.297                      --
                                                               2004        1.147           1.243                      --
                                                               2003        1.000           1.147                      --

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)..................................................   2005        1.149           1.185                 465,960
                                                               2004        1.169           1.149                 187,376
                                                               2003        1.000           1.169                      --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.253           1.330                 200,849
                                                               2004        1.158           1.253                 105,261
                                                               2003        1.000           1.158                  49,733

   Smith Barney Money Market Portfolio (7/00)...............   2005        0.983           0.990                 666,004
                                                               2004        0.994           0.983                 617,070
                                                               2003        1.000           0.994                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/00).......   2005        1.170           1.237                  84,467
                                                               2004        1.116           1.170                  19,007
                                                               2003        1.000           1.116                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.398           1.437                 319,805
                                                               2004        1.235           1.398                  74,374
                                                               2003        1.000           1.235                      --

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class (12/99)...........  2005        1.289           1.476               1,466,285
                                                               2004        1.141           1.289                 235,973
                                                               2003        1.000           1.141                  77,787

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.463           1.692                 753,845
                                                               2004        1.198           1.463                 122,159
                                                               2003        1.000           1.198                   1,675

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                       SEPARATE ACCOUNT CHARGES 2.00% (A)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Capital Appreciation Fund (5/00).........................   2005        1.389           1.610                      --
                                                               2004        1.186           1.389                      --
                                                               2003        0.968           1.186                      --
                                                               2002        1.000           0.968                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.224           1.268                      --
                                                               2004        1.181           1.224                      --
                                                               2003        0.963           1.181                      --
                                                               2002        1.000           0.963                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.356           1.391                      --
                                                               2004        1.244           1.356                      --
                                                               2003        0.960           1.244                      --
                                                               2002        1.000           0.960                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.217           1.370                      --
                                                               2004        1.146           1.217                      --
                                                               2003        0.948           1.146                      --
                                                               2002        1.000           0.948                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.452           1.624                      --
                                                               2004        1.305           1.452                      --
                                                               2003        0.984           1.305                      --
                                                               2002        1.000           0.984                      --

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.420           1.618                      --
                                                               2004        1.288           1.420                      --
                                                               2003        0.961           1.288                      --
                                                               2002        1.000           0.961                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.364           1.415                      --
                                                               2004        1.261           1.364                      --
                                                               2003        0.971           1.261                      --
                                                               2002        1.000           0.971                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        1.701           1.787                      --
                                                               2004        1.321           1.701                      --
                                                               2003        1.005           1.321                      --
                                                               2002        1.000           1.005                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.202           1.298                      --
                                                               2004        1.074           1.202                      --
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.200           1.295                      --
                                                               2004        1.067           1.200                      --
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II
   Shares (5/05)............................................   2005        1.000           1.048                      --

   Franklin Small-Mid Cap Growth Securities Fund --
   Class 2 Shares (4/00)....................................   2005        1.424           1.463                      --
                                                               2004        1.303           1.424                      --
                                                               2003        0.969           1.303                      --
                                                               2002        1.000           0.969                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.347           1.459                      --
                                                               2004        1.220           1.347                      --
                                                               2003        0.994           1.220                      --
                                                               2002        1.000           0.994                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.763           2.202                      --
                                                               2004        1.442           1.763                      --
                                                               2003        1.000           1.442                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)...................................................   2005        1.489           1.608                      --
                                                               2004        1.281           1.489                      --
                                                               2003        0.989           1.281                      --
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.438           1.535                      --
                                                               2004        1.265           1.438                      --
                                                               2003        0.976           1.265                      --
                                                               2002        1.000           0.976                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)............................   2005        1.272           1.300                      --
                                                               2004        1.193           1.272                      --
                                                               2003        0.977           1.193                      --
                                                               2002        1.000           0.977                      --

   Diversified Strategic Income Portfolio (2/01)............   2005        1.158           1.164                      --
                                                               2004        1.106           1.158                      --
                                                               2003        1.010           1.106                      --
                                                               2002        1.000           1.010                      --

   Equity Index Portfolio -- Class II Shares (2/01).........   2005        1.308           1.337                      --
                                                               2004        1.211           1.308                      --
                                                               2003        0.967           1.211                      --
                                                               2002        1.000           0.967                      --

   Fundamental Value Portfolio (4/01).......................   2005        1.392           1.430                      --
                                                               2004        1.312           1.392                      --
                                                               2003        0.966           1.312                      --
                                                               2002        1.000           0.966                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.533           1.684                      --
                                                               2004        1.298           1.533                      --
                                                               2003        0.983           1.298                      --
                                                               2002        1.000           0.983                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.498           1.527                      --
                                                               2004        1.330           1.498                      --
                                                               2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.369           1.385                      --
                                                               2004        1.239           1.369                      --
                                                               2003        1.000           1.239                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.525           1.618                      --
                                                               2004        1.255           1.525                      --
                                                               2003        1.000           1.255                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.114           1.115                      --
                                                               2004        1.044           1.114                      --
                                                               2003        1.000           1.044                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.071           1.076                      --
                                                               2004        1.042           1.071                      --
                                                               2003        1.012           1.042                      --
                                                               2002        1.000           1.012                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB
   Shares (5/01)............................................   2005        1.307           1.374                      --
                                                               2004        1.240           1.307                      --
                                                               2003        0.958           1.240                      --
                                                               2002        1.000           0.958                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.427           1.569                      --
                                                               2004        1.253           1.427                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Putnam VT International Equity Fund -- Class IB Shares
   (continued)..............................................   2003        0.994           1.253                      --
                                                               2002        1.000           0.994                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.773           1.860                      --
                                                               2004        1.433           1.773                      --
                                                               2003        0.977           1.433                      --
                                                               2002        1.000           0.977                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.389           1.417                      --
                                                               2004        1.308           1.389                      --
                                                               2003        0.960           1.308                      --
                                                               2002        1.000           0.960                      --

   Investors Fund -- Class I (5/01).........................   2005        1.345           1.405                      --
                                                               2004        1.243           1.345                      --
                                                               2003        0.958           1.243                      --
                                                               2002        1.000           0.958                      --

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.597           1.642                      --
                                                               2004        1.415           1.597                      --
                                                               2003        0.970           1.415                      --
                                                               2002        1.000           0.970                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.181           1.156                      --
                                                               2004        1.166           1.181                      --
                                                               2003        0.963           1.166                      --
                                                               2002        1.000           0.963                      --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        1.274           1.328                      --
                                                               2004        1.263           1.274                      --
                                                               2003        0.960           1.263                      --
                                                               2002        1.000           0.960                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.305           1.347                      --
                                                               2004        1.249           1.305                      --
                                                               2003        0.969           1.249                      --
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.205           1.231                      --
                                                               2004        1.171           1.205                      --
                                                               2003        0.979           1.171                      --
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.341           1.401                      --
                                                               2004        1.241           1.341                      --
                                                               2003        0.963           1.241                      --
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.272           1.291                      --
                                                               2004        1.216           1.272                      --
                                                               2003        0.962           1.216                      --
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.279           1.364                      --
                                                               2004        1.226           1.279                      --
                                                               2003        0.967           1.226                      --
                                                               2002        1.000           0.967                      --

   Equity Income Portfolio (4/00)...........................   2005        1.327           1.359                      --
                                                               2004        1.232           1.327                      --
                                                               2003        0.958           1.232                      --
                                                               2002        1.000           0.958                      --

   Large Cap Portfolio (11/99)..............................   2005        1.233           1.314                      --
                                                               2004        1.181           1.233                      --
                                                               2003        0.967           1.181                      --
                                                               2002        1.000           0.967                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000           1.075                      --

Managed Allocation Series: Conservative
Portfolio (8/05).........................................   2005        1.021           1.028                      --

Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002           1.044                      --

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)...................................................   2005        1.000           1.062                      --

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05).........................................   2005        1.000           1.035                      --

Mercury Large Cap Core Portfolio (8/00)..................   2005        1.313           1.442                      --
                                                            2004        1.156           1.313                      --
                                                            2003        0.973           1.156                      --
                                                            2002        1.000           0.973                      --

MFS Emerging Growth Portfolio (4/00).....................   2005        1.358           1.317                      --
                                                            2004        1.229           1.358                      --
                                                            2003        0.971           1.229                      --
                                                            2002        1.000           0.971                      --

MFS Mid Cap Growth Portfolio (5/00)......................   2005        1.463           1.478                      --
                                                            2004        1.308           1.463                      --
                                                            2003        0.974           1.308                      --
                                                            2002        1.000           0.974                      --

MFS Total Return Portfolio (6/00)........................   2005        1.230           1.242                      --
                                                            2004        1.126           1.230                      --
                                                            2003        0.986           1.126                      --
                                                            2002        1.000           0.986                      --

MFS Value Portfolio (5/04)...............................   2005        1.118           1.166                      --
                                                            2004        1.000           1.118                      --

Mondrian International Stock Portfolio (5/00)............   2005        1.432           1.537                      --
                                                            2004        1.262           1.432                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Mondrian International Stock Portfolio  (continued)......   2003        1.001           1.262                      --
                                                               2002        1.000           1.001                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.320           1.372                      --
                                                               2004        1.212           1.320                      --
                                                               2003        1.000           1.212                      --

   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.019           1.060                      --

   Pioneer Strategic Income Portfolio (5/00)................   2005        1.285           1.306                      --
                                                               2004        1.181           1.285                      --
                                                               2003        1.008           1.181                      --
                                                               2002        1.000           1.008                      --

   Strategic Equity Portfolio (11/99).......................   2005        1.361           1.361                      --
                                                               2004        1.260           1.361                      --
                                                               2003        0.969           1.260                      --
                                                               2002        1.000           0.969                      --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.133                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.987           1.105                      --

   Travelers Managed Income Portfolio (5/01)................   2005        1.087           1.080                      --
                                                               2004        1.078           1.087                      --
                                                               2003        1.014           1.078                      --
                                                               2002        1.000           1.014                      --

   Van Kampen Enterprise Portfolio (8/00)...................   2005        1.211           1.280                      --
                                                               2004        1.190           1.211                      --
                                                               2003        0.966           1.190                      --
                                                               2002        1.000           0.966                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.989           0.993                      --
                                                               2004        0.998           0.989                      --
                                                               2003        1.000           0.998                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Smith Barney Aggressive Growth Portfolio (12/99).........   2005        1.351           1.479                      --
                                                               2004        1.254           1.351                      --
                                                               2003        0.951           1.254                      --
                                                               2002        1.000           0.951                      --

   Smith Barney High Income Portfolio (5/01)................   2005        1.363           1.371                      --
                                                               2004        1.259           1.363                      --
                                                               2003        1.007           1.259                      --
                                                               2002        1.000           1.007                      --

   Smith Barney International All Cap Growth Portfolio
   (4/00)...................................................   2005        1.423           1.558                      --
                                                               2004        1.231           1.423                      --
                                                               2003        0.986           1.231                      --
                                                               2002        1.000           0.986                      --

   Smith Barney Large Cap Value Portfolio (11/99)...........   2005        1.314           1.372                      --
                                                               2004        1.212           1.314                      --
                                                               2003        0.969           1.212                      --
                                                               2002        1.000           0.969                      --

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)..................................................   2005        1.346           1.388                      --
                                                               2004        1.369           1.346                      --
                                                               2003        0.946           1.369                      --
                                                               2002        1.000           0.946                      --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.345           1.428                      --
                                                               2004        1.242           1.345                      --
                                                               2003        0.977           1.242                      --
                                                               2002        1.000           0.977                      --

   Smith Barney Money Market Portfolio (7/00)...............   2005        0.975           0.983                      --
                                                               2004        0.986           0.975                      --
                                                               2003        1.000           0.986                      --
                                                               2002        1.000           1.000                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/00).......   2005        1.257           1.329                      --
                                                               2004        1.198           1.257                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Emerging Growth Portfolio -- Class I Shares
   (continued)..............................................   2003        0.959           1.198                      --
                                                               2002        1.000           0.959                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.537           1.580                      --
                                                               2004        1.356           1.537                      --
                                                               2003        0.974           1.356                      --
                                                               2002        1.000           0.974                      --

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class (12/99)...........  2005        1.410           1.615                      --
                                                               2004        1.247           1.410                      --
                                                               2003        0.991           1.247                      --
                                                               2002        1.000           0.991                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.633           1.889                      --
                                                               2004        1.336           1.633                      --
                                                               2003        0.986           1.336                      --
                                                               2002        1.000           0.986                      --

                         CONDENSED FINANCIAL INFORMATION

                       SEPARATE ACCOUNT CHARGES 2.00% (B)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Capital Appreciation Fund (5/00).........................   2005        1.389           1.610                      --
                                                               2004        1.186           1.389                      --
                                                               2003        0.968           1.186                      --
                                                               2002        1.000           0.968                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.224           1.268                      --
                                                               2004        1.181           1.224                      --
                                                               2003        0.963           1.181                      --
                                                               2002        1.000           0.963                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.356           1.391                   4,018
                                                               2004        1.244           1.356                   4,023
                                                               2003        0.960           1.244                   4,025
                                                               2002        1.000           0.960                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.217           1.370                      --
                                                               2004        1.146           1.217                      --
                                                               2003        0.948           1.146                      --
                                                               2002        1.000           0.948                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.452           1.624                  44,913
                                                               2004        1.305           1.452                  48,619
                                                               2003        0.984           1.305                  14,702
                                                               2002        1.000           0.984                      --

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.420           1.618                 312,331
                                                               2004        1.288           1.420                  62,507
                                                               2003        0.961           1.288                  28,789
                                                               2002        1.000           0.961                      --

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.364           1.415                 329,811
                                                               2004        1.261           1.364                  67,721
                                                               2003        0.971           1.261                  34,172
                                                               2002        1.000           0.971                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        1.701           1.787                   2,411
                                                               2004        1.321           1.701                      --
                                                               2003        1.005           1.321                      --
                                                               2002        1.000           1.005                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.202           1.298                      --
                                                               2004        1.074           1.202                      --
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.200           1.295                      --
                                                               2004        1.067           1.200                      --
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II
   Shares (5/05)............................................   2005        1.000           1.048                      --

   Franklin Small-Mid Cap Growth Securities Fund --
   Class 2 Shares (4/00)....................................   2005        1.424           1.463                      --
                                                               2004        1.303           1.424                      --
                                                               2003        0.969           1.303                      --
                                                               2002        1.000           0.969                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.347           1.459                   9,384
                                                               2004        1.220           1.347                   7,977
                                                               2003        0.994           1.220                   8,525
                                                               2002        1.000           0.994                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.763           2.202                   1,822
                                                               2004        1.442           1.763                      --
                                                               2003        1.000           1.442                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)...................................................   2005        1.489           1.608                  35,105
                                                               2004        1.281           1.489                  33,262

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (continued)..............................................   2003        0.989           1.281                  19,255
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.438           1.535                   5,269
                                                               2004        1.265           1.438                   3,817
                                                               2003        0.976           1.265                   4,335
                                                               2002        1.000           0.976                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)............................   2005        1.272           1.300                  83,380
                                                               2004        1.193           1.272                  86,821
                                                               2003        0.977           1.193                  56,139
                                                               2002        1.000           0.977                      --

   Diversified Strategic Income Portfolio (2/01)............   2005        1.158           1.164                 130,459
                                                               2004        1.106           1.158                 132,433
                                                               2003        1.010           1.106                 132,433
                                                               2002        1.000           1.010                      --

   Equity Index Portfolio -- Class II Shares (2/01).........   2005        1.308           1.337                      --
                                                               2004        1.211           1.308                  16,232
                                                               2003        0.967           1.211                      --
                                                               2002        1.000           0.967                      --

   Fundamental Value Portfolio (4/01).......................   2005        1.392           1.430                  90,531
                                                               2004        1.312           1.392                 100,835
                                                               2003        0.966           1.312                  34,716
                                                               2002        1.000           0.966                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.533           1.684                   3,614
                                                               2004        1.298           1.533                      --
                                                               2003        0.983           1.298                      --
                                                               2002        1.000           0.983                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.498           1.527                      --
                                                               2004        1.330           1.498                      --
                                                               2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.369           1.385                  42,459
                                                               2004        1.239           1.369                   7,792
                                                               2003        1.000           1.239                   8,654

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.525           1.618                  37,584
                                                               2004        1.255           1.525                  12,377
                                                               2003        1.000           1.255                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.114           1.115                   4,299
                                                               2004        1.044           1.114                      --
                                                               2003        1.000           1.044                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.071           1.076                  58,308
                                                               2004        1.042           1.071                  46,736
                                                               2003        1.012           1.042                  44,582
                                                               2002        1.000           1.012                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        1.307           1.374                      --
                                                               2004        1.240           1.307                      --
                                                               2003        0.958           1.240                      --
                                                               2002        1.000           0.958                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.427           1.569                   8,851
                                                               2004        1.253           1.427                   8,851
                                                               2003        0.994           1.253                   8,851
                                                               2002        1.000           0.994                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.773           1.860                  10,786
                                                               2004        1.433           1.773                  10,791

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (continued)..............................................   2003        0.977           1.433                      --
                                                               2002        1.000           0.977                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.389           1.417                  22,130
                                                               2004        1.308           1.389                  14,493
                                                               2003        0.960           1.308                  14,500
                                                               2002        1.000           0.960                      --

   Investors Fund -- Class I (5/01).........................   2005        1.345           1.405                      --
                                                               2004        1.243           1.345                  58,340
                                                               2003        0.958           1.243                      --
                                                               2002        1.000           0.958                      --

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.597           1.642                      --
                                                               2004        1.415           1.597                      --
                                                               2003        0.970           1.415                      --
                                                               2002        1.000           0.970                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.181           1.156                      --
                                                               2004        1.166           1.181                      --
                                                               2003        0.963           1.166                      --
                                                               2002        1.000           0.963                      --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        1.274           1.328                      --
                                                               2004        1.263           1.274                      --
                                                               2003        0.960           1.263                      --
                                                               2002        1.000           0.960                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.305           1.347                 623,565
                                                               2004        1.249           1.305                 644,058
                                                               2003        0.969           1.249                 466,149
                                                               2002        1.000           0.969                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.205           1.231                  40,849
                                                               2004        1.171           1.205                  39,058
                                                               2003        0.979           1.171                   3,180
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.341           1.401                  27,616
                                                               2004        1.241           1.341                  29,286
                                                               2003        0.963           1.241                  29,286
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.272           1.291                  44,099
                                                               2004        1.216           1.272                  25,985
                                                               2003        0.962           1.216                      --
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.279           1.364                   8,374
                                                               2004        1.226           1.279                   8,383
                                                               2003        0.967           1.226                   5,578
                                                               2002        1.000           0.967                      --

   Equity Income Portfolio (4/00)...........................   2005        1.327           1.359                  13,055
                                                               2004        1.232           1.327                   8,460
                                                               2003        0.958           1.232                   5,654
                                                               2002        1.000           0.958                      --

   Large Cap Portfolio (11/99)..............................   2005        1.233           1.314                  20,495
                                                               2004        1.181           1.233                   4,359
                                                               2003        0.967           1.181                   2,910
                                                               2002        1.000           0.967                      --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000           1.075                      --

   Managed Allocation Series: Conservative Portfolio
   (8/05)...................................................   2005        1.021           1.028                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002           1.044                      --

Managed Allocation Series: Moderate-Aggressive
Portfolio (5/05).........................................   2005        1.000           1.062                      --

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05).........................................   2005        1.000           1.035                      --

Mercury Large Cap Core Portfolio (8/00)..................   2005        1.313           1.442                   2,699
                                                            2004        1.156           1.313                      --
                                                            2003        0.973           1.156                      --
                                                            2002        1.000           0.973                      --

MFS Emerging Growth Portfolio (4/00).....................   2005        1.358           1.317                      --
                                                            2004        1.229           1.358                   4,075
                                                            2003        0.971           1.229                   4,077
                                                            2002        1.000           0.971                      --

MFS Mid Cap Growth Portfolio (5/00)......................   2005        1.463           1.478                 119,921
                                                            2004        1.308           1.463                      --
                                                            2003        0.974           1.308                      --
                                                            2002        1.000           0.974                      --

MFS Total Return Portfolio (6/00)........................   2005        1.230           1.242                 124,916
                                                            2004        1.126           1.230                 121,385
                                                            2003        0.986           1.126                  75,188
                                                            2002        1.000           0.986                      --

MFS Value Portfolio (5/04)...............................   2005        1.118           1.166                 244,454
                                                            2004        1.000           1.118                      --

Mondrian International Stock Portfolio (5/00)............   2005        1.432           1.537                      --
                                                            2004        1.262           1.432                      --
                                                            2003        1.001           1.262                      --
                                                            2002        1.000           1.001                      --

Pioneer Fund Portfolio (5/03)............................   2005        1.320           1.372                      --
                                                            2004        1.212           1.320                      --
                                                            2003        1.000           1.212                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.019           1.060                      --

   Pioneer Strategic Income Portfolio (5/00)................   2005        1.285           1.306                   1,456
                                                               2004        1.181           1.285                      --
                                                               2003        1.008           1.181                      --
                                                               2002        1.000           1.008                      --

   Strategic Equity Portfolio (11/99).......................   2005        1.361           1.361                      --
                                                               2004        1.260           1.361                      --
                                                               2003        0.969           1.260                      --
                                                               2002        1.000           0.969                      --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.133                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.987           1.105                      --

   Travelers Managed Income Portfolio (5/01)................   2005        1.087           1.080                      --
                                                               2004        1.078           1.087                      --
                                                               2003        1.014           1.078                      --
                                                               2002        1.000           1.014                      --

   Van Kampen Enterprise Portfolio (8/00)...................   2005        1.211           1.280                      --
                                                               2004        1.190           1.211                      --
                                                               2003        0.966           1.190                      --
                                                               2002        1.000           0.966                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.989           0.993                      --
                                                               2004        0.998           0.989                      --
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (12/99).........   2005        1.351           1.479                 159,173
                                                               2004        1.254           1.351                 159,343
                                                               2003        0.951           1.254                  62,697
                                                               2002        1.000           0.951                      --

   Smith Barney High Income Portfolio (5/01)................   2005        1.363           1.371                  32,240
                                                               2004        1.259           1.363                 111,285

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Smith Barney High Income Portfolio  (continued)..........   2003        1.007           1.259                 116,508
                                                               2002        1.000           1.007                      --

   Smith Barney International All Cap Growth Portfolio
   (4/00)...................................................   2005        1.423           1.558                      --
                                                               2004        1.231           1.423                      --
                                                               2003        0.986           1.231                      --
                                                               2002        1.000           0.986                      --

   Smith Barney Large Cap Value Portfolio (11/99)...........   2005        1.314           1.372                      --
                                                               2004        1.212           1.314                      --
                                                               2003        0.969           1.212                      --
                                                               2002        1.000           0.969                      --

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)..................................................   2005        1.346           1.388                  37,533
                                                               2004        1.369           1.346                  64,127
                                                               2003        0.946           1.369                      --
                                                               2002        1.000           0.946                      --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.345           1.428                      --
                                                               2004        1.242           1.345                  26,737
                                                               2003        0.977           1.242                      --
                                                               2002        1.000           0.977                      --

   Smith Barney Money Market Portfolio (7/00)...............   2005        0.975           0.983                  22,058
                                                               2004        0.986           0.975                      --
                                                               2003        1.000           0.986                      --
                                                               2002        1.000           1.000                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/00).......   2005        1.257           1.329                      --
                                                               2004        1.198           1.257                      --
                                                               2003        0.959           1.198                      --
                                                               2002        1.000           0.959                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.537           1.580                      --
                                                               2004        1.356           1.537                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)..............................................   2003        0.974           1.356                      --
                                                               2002        1.000           0.974                      --

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class (12/99)...........  2005        1.410           1.615                  80,050
                                                               2004        1.247           1.410                   2,583
                                                               2003        0.991           1.247                   2,583
                                                               2002        1.000           0.991                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.633           1.889                  40,951
                                                               2004        1.336           1.633                  40,964
                                                               2003        0.986           1.336                  27,832
                                                               2002        1.000           0.986                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Capital Appreciation Fund (5/00).........................   2005        1.340           1.551                      --
                                                               2004        1.145           1.340                      --
                                                               2003        1.000           1.145                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.152           1.191                      --
                                                               2004        1.112           1.152                      --
                                                               2003        1.000           1.112                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.220           1.249                      --
                                                               2004        1.120           1.220                      --
                                                               2003        1.000           1.120                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.159           1.304                      --
                                                               2004        1.093           1.159                      --
                                                               2003        1.000           1.093                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.319           1.474                  31,243
                                                               2004        1.187           1.319                  14,907
                                                               2003        1.000           1.187                      --

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.266           1.440                  17,786
                                                               2004        1.149           1.266                   5,032
                                                               2003        1.000           1.149                      --

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.239           1.284                  48,714
                                                               2004        1.147           1.239                  22,820
                                                               2003        1.000           1.147                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        1.470           1.543                      --
                                                               2004        1.143           1.470                      --
                                                               2003        1.000           1.143                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03).   2005        1.201           1.295                      --
                                                               2004        1.074           1.201                      --
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.199           1.293                      --
                                                               2004        1.067           1.199                      --
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II
   Shares (5/05)............................................   2005        1.000           1.048                   3,877

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (4/00)............................................   2005        1.302           1.336                      --
                                                               2004        1.192           1.302                      --
                                                               2003        1.000           1.192                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.232           1.334                   3,067
                                                               2004        1.117           1.232                      --
                                                               2003        1.000           1.117                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.542           1.924                  13,893
                                                               2004        1.263           1.542                  10,047
                                                               2003        1.000           1.263                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)...................................................   2005        1.364           1.472                  13,723
                                                               2004        1.175           1.364                   7,082
                                                               2003        1.000           1.175                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.319           1.406                      --
                                                               2004        1.161           1.319                      --
                                                               2003        1.000           1.161                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (4/00)............................   2005        1.192           1.218                      --
                                                               2004        1.119           1.192                      --
                                                               2003        1.000           1.119                      --

   Diversified Strategic Income Portfolio (2/01)............   2005        1.105           1.110                      --
                                                               2004        1.057           1.105                      --
                                                               2003        1.000           1.057                      --

   Equity Index Portfolio -- Class II Shares (2/01).........   2005        1.219           1.245                      --
                                                               2004        1.130           1.219                      --
                                                               2003        1.000           1.130                      --

   Fundamental Value Portfolio (4/01).......................   2005        1.238           1.271                      --
                                                               2004        1.169           1.238                      --
                                                               2003        1.000           1.169                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.347           1.478                   9,373
                                                               2004        1.142           1.347                   4,813
                                                               2003        1.000           1.142                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.320           1.344                      --
                                                               2004        1.173           1.320                      --
                                                               2003        1.000           1.173                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.258           1.272                      --
                                                               2004        1.140           1.258                      --
                                                               2003        1.000           1.140                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.404           1.488                  16,134
                                                               2004        1.156           1.404                   6,909
                                                               2003        1.000           1.156                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.115           1.115                  15,721
                                                               2004        1.046           1.115                  15,726
                                                               2003        1.000           1.046                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.052           1.056                   2,887
                                                               2004        1.024           1.052                      --
                                                               2003        1.000           1.024                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)   2005        1.186           1.246                      --
                                                               2004        1.126           1.186                      --
                                                               2003        1.000           1.126                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.343           1.475                      --
                                                               2004        1.180           1.343                      --
                                                               2003        1.000           1.180                      --

   Putnam VT Small Cap Value Fund -- Class IB
   Shares (5/01)............................................   2005        1.528           1.601                   8,267
                                                               2004        1.236           1.528                   4,239
                                                               2003        1.000           1.236                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.241           1.264                      --
                                                               2004        1.170           1.241                      --
                                                               2003        1.000           1.170                      --

   Investors Fund -- Class I (5/01).........................   2005        1.240           1.293                      --
                                                               2004        1.147           1.240                      --
                                                               2003        1.000           1.147                      --

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.394           1.432                   9,176
                                                               2004        1.236           1.394                   4,623
                                                               2003        1.000           1.236                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.115           1.090                      --
                                                               2004        1.101           1.115                      --
                                                               2003        1.000           1.101                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.160           1.207                      --
                                                               2004        1.151           1.160                      --
                                                               2003        1.000           1.151                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.179           1.215                  27,895
                                                               2004        1.129           1.179                      --
                                                               2003        1.000           1.129                      --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.120           1.143                 132,477
                                                               2004        1.089           1.120                      --
                                                               2003        1.000           1.089                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.231           1.284                      --
                                                               2004        1.140           1.231                      --
                                                               2003        1.000           1.140                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.173           1.189                  14,076
                                                               2004        1.122           1.173                      --
                                                               2003        1.000           1.122                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.185           1.262                      --
                                                               2004        1.136           1.185                      --
                                                               2003        1.000           1.136                      --

   Equity Income Portfolio (4/00)...........................   2005        1.218           1.246                      --
                                                               2004        1.132           1.218                      --
                                                               2003        1.000           1.132                      --

   Large Cap Portfolio (11/99)..............................   2005        1.172           1.247                      --
                                                               2004        1.123           1.172                      --
                                                               2003        1.000           1.123                      --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000           1.074                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
Managed Allocation Series: Conservative Portfolio
(8/05)...................................................   2005        1.021           1.027                      --

Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002           1.043                      --

Managed Allocation Series: Moderate-Aggressive
Portfolio(5/05)..........................................   2005        1.000           1.062                      --

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05).........................................   2005        1.000           1.034                      --

Mercury Large Cap Core Portfolio (8/00)..................   2005        1.236           1.357                      --
                                                            2004        1.090           1.236                      --
                                                            2003        1.000           1.090                      --

MFS Emerging Growth Portfolio (4/00).....................   2005        1.220           1.183                      --
                                                            2004        1.105           1.220                      --
                                                            2003        1.000           1.105                      --

MFS Mid Cap Growth Portfolio (5/00)......................   2005        1.264           1.276                      --
                                                            2004        1.132           1.264                      --
                                                            2003        1.000           1.132                      --

MFS Total Return Portfolio (6/00)........................   2005        1.177           1.187                   3,398
                                                            2004        1.078           1.177                      --
                                                            2003        1.000           1.078                      --

MFS Value Portfolio (5/04)...............................   2005        1.117           1.164                      --
                                                            2004        1.000           1.117                      --

Mondrian International Stock Portfolio (5/00)............   2005        1.313           1.408                      --
                                                            2004        1.158           1.313                      --
                                                            2003        1.000           1.158                      --

Pioneer Fund Portfolio (5/03)............................   2005        1.226           1.273                      --
                                                            2004        1.127           1.226                      --
                                                            2003        1.000           1.127                      --

Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.019           1.059                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Pioneer Strategic Income Portfolio (5/00)................   2005        1.172           1.190                   1,813
                                                               2004        1.079           1.172                      --
                                                               2003        1.000           1.079                      --

   Strategic Equity Portfolio (11/99).......................   2005        1.205           1.204                      --
                                                               2004        1.116           1.205                      --
                                                               2003        1.000           1.116                      --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.132                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.986           1.105                      --

   Travelers Managed Income Portfolio (5/01)................   2005        1.036           1.029                   2,962
                                                               2004        1.029           1.036                      --
                                                               2003        1.000           1.029                      --

   Van Kampen Enterprise Portfolio (8/00)...................   2005        1.148           1.212                      --
                                                               2004        1.128           1.148                      --
                                                               2003        1.000           1.128                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.988           0.990                   7,492
                                                               2004        0.997           0.988                   4,396
                                                               2003        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (12/99).........   2005        1.223           1.337                   5,298
                                                               2004        1.136           1.223                      --
                                                               2003        1.000           1.136                      --

   Smith Barney High Income Portfolio (5/01)................   2005        1.191           1.197                      --
                                                               2004        1.101           1.191                      --
                                                               2003        1.000           1.101                      --

   Smith Barney International All Cap Growth Portfolio
   (4/00)...................................................   2005        1.354           1.482                      --
                                                               2004        1.173           1.354                      --
                                                               2003        1.000           1.173                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Smith Barney Large Cap Value Portfolio (11/99)...........   2005        1.242           1.296                      --
                                                               2004        1.147           1.242                      --
                                                               2003        1.000           1.147                      --

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)..................................................   2005        1.148           1.183                      --
                                                               2004        1.169           1.148                      --
                                                               2003        1.000           1.169                      --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.252           1.328                   7,107
                                                               2004        1.158           1.252                   7,109
                                                               2003        1.000           1.158                      --

   Smith Barney Money Market Portfolio (7/00)...............   2005        0.982           0.989                   3,734
                                                               2004        0.994           0.982                      --
                                                               2003        1.000           0.994                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/00).......   2005        1.169           1.236                      --
                                                               2004        1.115           1.169                      --
                                                               2003        1.000           1.115                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.397           1.436                      --
                                                               2004        1.234           1.397                      --
                                                               2003        1.000           1.234                      --

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class (12/99)...........  2005        1.288           1.474                  12,920
                                                               2004        1.141           1.288                  10,306
                                                               2003        1.000           1.141                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.462           1.690                   2,304
                                                               2004        1.198           1.462                      --
                                                               2003        1.000           1.198                      --

                         CONDENSED FINANCIAL INFORMATION

                       SEPARATE ACCOUNT CHARGES 2.20% (B)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Capital Appreciation Fund (5/00).........................   2005        1.384           1.600                      --
                                                               2004        1.183           1.384                      --
                                                               2003        0.968           1.183                      --
                                                               2002        1.000           0.968                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.219           1.260                      --
                                                               2004        1.178           1.219                      --
                                                               2003        0.963           1.178                      --
                                                               2002        1.000           0.963                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.351           1.382                  37,059
                                                               2004        1.242           1.351                  37,059
                                                               2003        0.960           1.242                      --
                                                               2002        1.000           0.960                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.212           1.362                      --
                                                               2004        1.144           1.212                      --
                                                               2003        0.948           1.144                      --
                                                               2002        1.000           0.948                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.446           1.614                  67,669
                                                               2004        1.303           1.446                   9,897
                                                               2003        0.984           1.303                      --
                                                               2002        1.000           0.984                      --

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.415           1.608                 214,682
                                                               2004        1.285           1.415                  76,812
                                                               2003        0.960           1.285                      --
                                                               2002        1.000           0.960                      --

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.358           1.406                 103,828
                                                               2004        1.258           1.358                  46,024
                                                               2003        0.971           1.258                      --
                                                               2002        1.000           0.971                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        1.694           1.776                      --
                                                               2004        1.318           1.694                      --
                                                               2003        1.005           1.318                      --
                                                               2002        1.000           1.005                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03).   2005        1.199           1.293                      --
                                                               2004        1.073           1.199                      --
                                                               2003        1.000           1.073                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.197           1.290                  19,251
                                                               2004        1.067           1.197                      --
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II
   Shares (5/05)............................................   2005        1.000           1.047                      --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (4/00)............................................   2005        1.418           1.454                  26,978
                                                               2004        1.300           1.418                  23,049
                                                               2003        0.969           1.300                      --
                                                               2002        1.000           0.969                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.341           1.450                  26,983
                                                               2004        1.217           1.341                      --
                                                               2003        0.994           1.217                      --
                                                               2002        1.000           0.994                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.757           2.190                  60,556
                                                               2004        1.440           1.757                   6,217
                                                               2003        1.000           1.440                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)...................................................   2005        1.483           1.598                  85,320
                                                               2004        1.279           1.483                   7,327

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (continued)..............................................   2003        0.989           1.279                      --
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund -- Class 2 Shares (5/02)   2005        1.433           1.526                   5,708
                                                               2004        1.262           1.433                      --
                                                               2003        0.976           1.262                      --
                                                               2002        1.000           0.976                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)............................   2005        1.267           1.292                  31,496
                                                               2004        1.190           1.267                  26,515
                                                               2003        0.977           1.190                      --
                                                               2002        1.000           0.977                      --

   Diversified Strategic Income Portfolio (2/01)............   2005        1.153           1.157                      --
                                                               2004        1.104           1.153                      --
                                                               2003        1.010           1.104                   3,284
                                                               2002        1.000           1.010                      --

   Equity Index Portfolio -- Class II Shares (2/01).........   2005        1.303           1.329                      --
                                                               2004        1.208           1.303                      --
                                                               2003        0.967           1.208                      --
                                                               2002        1.000           0.967                      --

   Fundamental Value Portfolio (4/01).......................   2005        1.386           1.421                  28,959
                                                               2004        1.310           1.386                  28,972
                                                               2003        0.966           1.310                      --
                                                               2002        1.000           0.966                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.527           1.674                  27,138
                                                               2004        1.296           1.527                  16,511
                                                               2003        0.983           1.296                      --
                                                               2002        1.000           0.983                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.493           1.519                      --
                                                               2004        1.329           1.493                      --
                                                               2003        1.000           1.329                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.364           1.378                  38,601
                                                               2004        1.238           1.364                   3,941
                                                               2003        1.000           1.238                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.520           1.610                  69,714
                                                               2004        1.253           1.520                  11,391
                                                               2003        1.000           1.253                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.110           1.109                 325,632
                                                               2004        1.042           1.110                 237,615
                                                               2003        1.000           1.042                  27,845

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.067           1.069                  57,561
                                                               2004        1.040           1.067                   1,618
                                                               2003        1.012           1.040                      --
                                                               2002        1.000           1.012                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        1.302           1.366                      --
                                                               2004        1.237           1.302                      --
                                                               2003        0.958           1.237                      --
                                                               2002        1.000           0.958                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.421           1.560                      --
                                                               2004        1.250           1.421                      --
                                                               2003        0.994           1.250                      --
                                                               2002        1.000           0.994                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.765           1.848                  23,633
                                                               2004        1.430           1.765                   9,211

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (continued)..............................................   2003        0.977           1.430                      --
                                                               2002        1.000           0.977                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.383           1.408                      --
                                                               2004        1.305           1.383                      --
                                                               2003        0.960           1.305                      --
                                                               2002        1.000           0.960                      --

   Investors Fund -- Class I (5/01).........................   2005        1.340           1.396                      --
                                                               2004        1.241           1.340                      --
                                                               2003        0.958           1.241                      --
                                                               2002        1.000           0.958                      --

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.591           1.632                      --
                                                               2004        1.412           1.591                      --
                                                               2003        0.970           1.412                      --
                                                               2002        1.000           0.970                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.176           1.149                  54,339
                                                               2004        1.163           1.176                  27,403
                                                               2003        0.963           1.163                      --
                                                               2002        1.000           0.963                      --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        1.269           1.320                      --
                                                               2004        1.261           1.269                      --
                                                               2003        0.960           1.261                      --
                                                               2002        1.000           0.960                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.300           1.339                  37,981
                                                               2004        1.246           1.300                  37,981
                                                               2003        0.969           1.246                      --
                                                               2002        1.000           0.969                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.200           1.224                 276,212
                                                               2004        1.168           1.200                 214,184
                                                               2003        0.979           1.168                   7,110
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.336           1.392                 130,720
                                                               2004        1.239           1.336                  11,257
                                                               2003        0.962           1.239                      --
                                                               2002        1.000           0.962                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.267           1.284                  11,665
                                                               2004        1.213           1.267                  11,665
                                                               2003        0.961           1.213                      --
                                                               2002        1.000           0.961                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.274           1.355                  19,700
                                                               2004        1.223           1.274                  19,700
                                                               2003        0.967           1.223                      --
                                                               2002        1.000           0.967                      --

   Equity Income Portfolio (4/00)...........................   2005        1.322           1.351                  49,399
                                                               2004        1.230           1.322                      --
                                                               2003        0.958           1.230                      --
                                                               2002        1.000           0.958                      --

   Large Cap Portfolio (11/99)..............................   2005        1.228           1.306                      --
                                                               2004        1.179           1.228                      --
                                                               2003        0.966           1.179                      --
                                                               2002        1.000           0.966                      --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000           1.074                      --

   Managed Allocation Series: Conservative
   Portfolio (8/05).........................................   2005        1.020           1.027                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002           1.042                      --

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)...................................................   2005        1.000           1.061                      --

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05).........................................   2005        1.000           1.034                      --

Mercury Large Cap Core Portfolio (8/00)..................   2005        1.308           1.433                   8,261
                                                            2004        1.153           1.308                   8,261
                                                            2003        0.973           1.153                      --
                                                            2002        1.000           0.973                      --

MFS Emerging Growth Portfolio (4/00).....................   2005        1.353           1.311                      --
                                                            2004        1.227           1.353                   7,169
                                                            2003        0.971           1.227                      --
                                                            2002        1.000           0.971                      --

MFS Mid Cap Growth Portfolio (5/00)......................   2005        1.457           1.469                   6,707
                                                            2004        1.306           1.457                      --
                                                            2003        0.974           1.306                      --
                                                            2002        1.000           0.974                      --

MFS Total Return Portfolio (6/00)........................   2005        1.225           1.234                      --
                                                            2004        1.124           1.225                      --
                                                            2003        0.986           1.124                      --
                                                            2002        1.000           0.986                      --

MFS Value Portfolio (5/04)...............................   2005        1.116           1.163                      --
                                                            2004        1.000           1.116                      --

Mondrian International Stock Portfolio (5/00)............   2005        1.426           1.528                  24,266
                                                            2004        1.259           1.426                  24,269
                                                            2003        1.001           1.259                      --
                                                            2002        1.000           1.001                      --

Pioneer Fund Portfolio (5/03)............................   2005        1.316           1.364                      --
                                                            2004        1.210           1.316                      --
                                                            2003        1.000           1.210                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.019           1.058                      --

   Pioneer Strategic Income Portfolio (5/00)................   2005        1.280           1.298                      --
                                                               2004        1.179           1.280                      --
                                                               2003        1.008           1.179                      --
                                                               2002        1.000           1.008                      --

   Strategic Equity Portfolio (11/99).......................   2005        1.355           1.353                  18,478
                                                               2004        1.257           1.355                  18,478
                                                               2003        0.969           1.257                      --
                                                               2002        1.000           0.969                      --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.132                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.986           1.104                      --

   Travelers Managed Income Portfolio (5/01)................   2005        1.082           1.073                     613
                                                               2004        1.076           1.082                     613
                                                               2003        1.014           1.076                   4,605
                                                               2002        1.000           1.014                      --

   Van Kampen Enterprise Portfolio (8/00)...................   2005        1.206           1.272                      --
                                                               2004        1.187           1.206                      --
                                                               2003        0.966           1.187                      --
                                                               2002        1.000           0.966                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.987           0.988                  21,058
                                                               2004        0.997           0.987                   6,036
                                                               2003        1.000           0.997                   1,321

   Smith Barney Aggressive Growth Portfolio (12/99).........   2005        1.346           1.470                  55,587
                                                               2004        1.251           1.346                  20,208
                                                               2003        0.951           1.251                      --
                                                               2002        1.000           0.951                      --

   Smith Barney High Income Portfolio (5/01)................   2005        1.358           1.363                  33,907
                                                               2004        1.256           1.358                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Smith Barney High Income Portfolio  (continued)..........   2003        1.007           1.256                      --
                                                               2002        1.000           1.007                      --

   Smith Barney International All Cap Growth Portfolio
   (4/00)...................................................   2005        1.417           1.549                      --
                                                               2004        1.229           1.417                      --
                                                               2003        0.986           1.229                      --
                                                               2002        1.000           0.986                      --

   Smith Barney Large Cap Value Portfolio (11/99)...........   2005        1.309           1.364                      --
                                                               2004        1.210           1.309                      --
                                                               2003        0.969           1.210                      --
                                                               2002        1.000           0.969                      --

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)..................................................   2005        1.341           1.380                  23,147
                                                               2004        1.366           1.341                  23,147
                                                               2003        0.946           1.366                      --
                                                               2002        1.000           0.946                      --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.339           1.419                  25,731
                                                               2004        1.240           1.339                  25,731
                                                               2003        0.977           1.240                      --
                                                               2002        1.000           0.977                      --

   Smith Barney Money Market Portfolio (7/00)...............   2005        0.971           0.977                  40,958
                                                               2004        0.984           0.971                      --
                                                               2003        0.999           0.984                      --
                                                               2002        1.000           0.999                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/00).......   2005        1.251           1.321                      --
                                                               2004        1.195           1.251                      --
                                                               2003        0.959           1.195                      --
                                                               2002        1.000           0.959                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.531           1.571                  22,630
                                                               2004        1.353           1.531                   5,586

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)..............................................   2003        0.974           1.353                      --
                                                               2002        1.000           0.974                      --

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class (12/99)...........  2005        1.405           1.606                  78,636
                                                               2004        1.245           1.405                  38,260
                                                               2003        0.991           1.245                      --
                                                               2002        1.000           0.991                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.626           1.878                  23,778
                                                               2004        1.334           1.626                      --
                                                               2003        0.986           1.334                      --
                                                               2002        1.000           0.986                      --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large -- Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners.

AIM V.I. Premier Equity Fund is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio is no longer available to new contract owners.

Fixed Fund is no longer available to new contract owners.

Franklin Small -- Mid Cap Growth Securities Fund -- Class 2 is no longer available to new contract owners.

Salomon Brothers All Cap Fund -- Class I is no longer available to new contract owners.

Salomon Brothers Small Cap Growth Fund -- Class I is no longer available to new contract owners.

Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen Emerging Growth Portfolio -- Class I shares is no longer available to new contract owners.

                            PORTFOLIO ARCHITECT XTRA

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                       SEPARATE ACCOUNT CHARGES 1.60% (A)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Capital Appreciation Fund (5/00).........................   2005        0.576           0.670                      --
                                                               2004        0.490           0.576                      --
                                                               2003        0.398           0.490                      --
                                                               2002        0.540           0.398                      --
                                                               2001        1.000           0.540                      --

   High Yield Bond Trust (5/04).............................   2005        1.068           1.065                      --
                                                               2004        1.000           1.068                      --

   Managed Assets Trust (5/04)..............................   2005        1.077           1.100                      --
                                                               2004        1.000           1.077                      --

   Money Market Portfolio (2/98)............................   2005        1.137           1.151                      --
                                                               2004        1.144           1.137                      --
                                                               2003        1.153           1.144                      --
                                                               2002        1.156           1.153                      --
                                                               2001        1.000           1.156                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        0.777           0.808                      --
                                                               2004        0.747           0.777                      --
                                                               2003        0.607           0.747                      --
                                                               2002        0.884           0.607                      --
                                                               2001        1.000           0.884                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        0.663           0.749                      --
                                                               2004        0.622           0.663                      --
                                                               2003        0.512           0.622                      --
                                                               2002        0.752           0.512                      --
                                                               2001        1.000           0.752                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.098           1.233                      --
                                                               2004        0.983           1.098                      --
                                                               2003        0.738           0.983                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Global Growth Fund -- Class 2 Shares  (continued)........   2002        0.879           0.738                      --
                                                               2001        0.996           0.879                      --

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.089           1.245                      --
                                                               2004        0.984           1.089                      --
                                                               2003        0.731           0.984                      --
                                                               2002        0.983           0.731                      --
                                                               2001        1.091           0.983                      --

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.261           1.314                      --
                                                               2004        1.161           1.261                      --
                                                               2003        0.891           1.161                      --
                                                               2002        1.109           0.891                      --
                                                               2001        1.124           1.109                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)....   2005        1.002           1.261                      --
                                                               2004        0.815           1.002                      --
                                                               2003        0.579           0.815                      --
                                                               2002        0.666           0.579                      --
                                                               2001        1.000           0.666                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        2.204           2.325                      --
                                                               2004        1.704           2.204                      --
                                                               2003        1.292           1.704                      --
                                                               2002        1.256           1.292                      --
                                                               2001        1.000           1.256                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (5/00)...................................................   2005        0.881           0.905                      --
                                                               2004        0.852           0.881                      --
                                                               2003        0.715           0.852                      --
                                                               2002        0.872           0.715                      --
                                                               2001        1.000           0.872                      --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (5/00)............................................   2005        1.078           1.122                      --
                                                               2004        0.984           1.078                      --
                                                               2003        0.759           0.984                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares  (continued)......................................   2002        0.954           0.759                      --
                                                               2001        1.000           0.954                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03).   2005        1.207           1.309                      --
                                                               2004        1.074           1.207                      --
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.205           1.306                      --
                                                               2004        1.067           1.205                      --
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.152           1.253                      --
                                                               2004        1.039           1.152                      --
                                                               2003        0.844           1.039                      --
                                                               2002        1.000           0.844                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.775           2.226                      --
                                                               2004        1.446           1.775                      --
                                                               2003        1.000           1.446                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)...................................................   2005        1.074           1.165                      --
                                                               2004        0.921           1.074                      --
                                                               2003        0.708           0.921                      --
                                                               2002        0.883           0.708                      --
                                                               2001        1.031           0.883                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.174           1.258                      --
                                                               2004        1.028           1.174                      --
                                                               2003        0.791           1.028                      --
                                                               2002        1.000           0.791                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (2/01).........   2005        0.855           0.877                      --
                                                               2004        0.788           0.855                      --
                                                               2003        0.627           0.788                      --
                                                               2002        0.820           0.627                      --
                                                               2001        1.000           0.820                      --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02)....................................   2005        1.120           1.211                      --
                                                               2004        1.043           1.120                      --
                                                               2003        0.757           1.043                      --
                                                               2002        1.000           0.757                      --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (5/02)..........................................   2005        1.092           1.114                      --
                                                               2004        1.024           1.092                      --
                                                               2003        0.799           1.024                      --
                                                               2002        1.000           0.799                      --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2005        0.997           1.056                      --
                                                               2004        0.935           0.997                      --
                                                               2003        0.836           0.935                      --
                                                               2002        0.910           0.836                      --
                                                               2001        1.000           0.910                      --

   Global Life Sciences Portfolio -- Service Shares (5/00)..   2005        0.900           0.995                      --
                                                               2004        0.801           0.900                      --
                                                               2003        0.645           0.801                      --
                                                               2002        0.930           0.645                      --
                                                               2001        1.000           0.930                      --

   Global Technology Portfolio -- Service Shares (5/00).....   2005        0.344           0.377                      --
                                                               2004        0.347           0.344                      --
                                                               2003        0.241           0.347                      --
                                                               2002        0.414           0.241                      --
                                                               2001        1.000           0.414                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Worldwide Growth Portfolio -- Service Shares (5/00)......   2005        0.557           0.578                      --
                                                               2004        0.541           0.557                      --
                                                               2003        0.444           0.541                      --
                                                               2002        0.608           0.444                      --
                                                               2001        1.000           0.608                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.508           1.544                      --
                                                               2004        1.334           1.508                      --
                                                               2003        1.000           1.334                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.378           1.400                      --
                                                               2004        1.243           1.378                      --
                                                               2003        1.000           1.243                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.536           1.636                      --
                                                               2004        1.258           1.536                      --
                                                               2003        1.000           1.258                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.072           1.116                      --
                                                               2004        1.000           1.072                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.122           1.127                      --
                                                               2004        1.046           1.122                      --
                                                               2003        1.000           1.046                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.204           1.214                      --
                                                               2004        1.167           1.204                      --
                                                               2003        1.129           1.167                      --
                                                               2002        1.051           1.129                      --
                                                               2001        1.000           1.051                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        0.767           0.810                      --
                                                               2004        0.724           0.767                      --
                                                               2003        0.558           0.724                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (continued)..............................................   2002        0.805           0.558                      --
                                                               2001        1.000           0.805                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.003           1.108                      --
                                                               2004        0.877           1.003                      --
                                                               2003        0.694           0.877                      --
                                                               2002        0.856           0.694                      --
                                                               2001        1.000           0.856                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.599           1.685                      --
                                                               2004        1.288           1.599                      --
                                                               2003        0.874           1.288                      --
                                                               2002        1.087           0.874                      --
                                                               2001        1.000           1.087                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.299           1.330                      --
                                                               2004        1.219           1.299                      --
                                                               2003        0.891           1.219                      --
                                                               2002        1.208           0.891                      --
                                                               2001        1.000           1.208                      --

   Investors Fund -- Class I (5/01).........................   2005        1.165           1.221                      --
                                                               2004        1.072           1.165                      --
                                                               2003        0.823           1.072                      --
                                                               2002        1.087           0.823                      --
                                                               2001        1.000           1.087                      --

   Large Cap Growth Fund -- Class I (5/02)..................   2005        1.124           1.164                      --
                                                               2004        1.137           1.124                      --
                                                               2003        0.799           1.137                      --
                                                               2002        1.000           0.799                      --

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.361           1.405                      --
                                                               2004        1.201           1.361                      --
                                                               2003        0.820           1.201                      --
                                                               2002        1.276           0.820                      --
                                                               2001        1.000           1.276                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        0.862           0.923                      --
                                                               2004        0.823           0.862                      --
                                                               2003        0.646           0.823                      --
                                                               2002        0.863           0.646                      --
                                                               2001        1.000           0.863                      --

   Convertible Securities Portfolio (5/00)..................   2005        1.194           1.179                      --
                                                               2004        1.141           1.194                      --
                                                               2003        0.919           1.141                      --
                                                               2002        1.003           0.919                      --
                                                               2001        1.000           1.003                      --

   Disciplined Mid Cap Stock Portfolio (5/00)...............   2005        1.259           1.393                      --
                                                               2004        1.098           1.259                      --
                                                               2003        0.834           1.098                      --
                                                               2002        0.990           0.834                      --
                                                               2001        1.000           0.990                      --

   Equity Income Portfolio (4/00)...........................   2005        1.231           1.266                      --
                                                               2004        1.138           1.231                      --
                                                               2003        0.882           1.138                      --
                                                               2002        1.041           0.882                      --
                                                               2001        1.000           1.041                      --

   Federated High Yield Portfolio (5/00)....................   2005        1.254           1.266                      --
                                                               2004        1.154           1.254                      --
                                                               2003        0.958           1.154                      --
                                                               2002        0.939           0.958                      --
                                                               2001        1.009           0.939                      --

   Federated Stock Portfolio (5/00).........................   2005        1.136           1.177                      --
                                                               2004        1.044           1.136                      --
                                                               2003        0.831           1.044                      --
                                                               2002        1.047           0.831                      --
                                                               2001        1.000           1.047                      --

   Large Cap Portfolio (11/99)..............................   2005        0.755           0.808                      --
                                                               2004        0.720           0.755                      --
                                                               2003        0.587           0.720                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
Large Cap Portfolio  (continued).........................   2002        0.773           0.587                      --
                                                            2001        1.000           0.773                      --

Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000           1.077                      --

Managed Allocation Series: Conservative
Portfolio (8/05).........................................   2005        1.022           1.031                      --

Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002           1.046                      --

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)...................................................   2005        1.000           1.065                      --

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05).........................................   2005        1.000           1.037                      --

Mercury Large Cap Core Portfolio (8/00)..................   2005        0.808           0.891                      --
                                                            2004        0.709           0.808                      --
                                                            2003        0.594           0.709                      --
                                                            2002        0.807           0.594                      --
                                                            2001        1.000           0.807                      --

MFS Emerging Growth Portfolio (4/00).....................   2005        0.647           0.628                      --
                                                            2004        0.583           0.647                      --
                                                            2003        0.459           0.583                      --
                                                            2002        0.709           0.459                      --
                                                            2001        1.000           0.709                      --

MFS Mid Cap Growth Portfolio (5/00)......................   2005        0.561           0.569                      --
                                                            2004        0.500           0.561                      --
                                                            2003        0.371           0.500                      --
                                                            2002        0.736           0.371                      --
                                                            2001        1.000           0.736                      --

MFS Total Return Portfolio (6/00)........................   2005        1.332           1.350                      --
                                                            2004        1.214           1.332                      --
                                                            2003        1.059           1.214                      --
                                                            2002        1.136           1.059                      --
                                                            2001        1.000           1.136                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
MFS Value Portfolio (5/04)...............................   2005        1.121           1.174                      --
                                                            2004        1.000           1.121                      --

Mondrian International Stock Portfolio (5/00)............   2005        0.846           0.912                      --
                                                            2004        0.743           0.846                      --
                                                            2003        0.587           0.743                      --
                                                            2002        0.685           0.587                      --
                                                            2001        1.000           0.685                      --

Pioneer Fund Portfolio (5/03)............................   2005        1.329           1.386                      --
                                                            2004        1.215           1.329                      --
                                                            2003        1.000           1.215                      --

Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.020           1.062                      --

Pioneer Strategic Income Portfolio (5/00)................   2005        1.363           1.390                      --
                                                            2004        1.248           1.363                      --
                                                            2003        1.061           1.248                      --
                                                            2002        1.018           1.061                      --
                                                            2001        1.000           1.018                      --

Strategic Equity Portfolio (11/99).......................   2005        0.731           0.734                      --
                                                            2004        0.674           0.731                      --
                                                            2003        0.517           0.674                      --
                                                            2002        0.790           0.517                      --
                                                            2001        1.000           0.790                      --

Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.136                      --

Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.987           1.108                      --

Travelers Quality Bond Portfolio (5/00)..................   2005        1.233           1.234                      --
                                                            2004        1.213           1.233                      --
                                                            2003        1.152           1.213                      --
                                                            2002        1.107           1.152                      --
                                                            2001        1.000           1.107                      --

U.S. Government Securities Portfolio (5/04)..............   2005        1.051           1.079                      --
                                                            2004        1.000           1.051                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.994           1.002                      --
                                                               2004        0.999           0.994                      --
                                                               2003        1.000           0.999                      --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.082           1.111                      --
                                                               2004        1.000           1.082                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/01).............   2005        1.076           1.102                      --
                                                               2004        0.931           1.076                      --
                                                               2003        0.723           0.931                      --
                                                               2002        0.912           0.723                      --
                                                               2001        1.000           0.912                      --

   Enterprise Portfolio -- Class II Shares (5/01)...........   2005        0.794           0.843                      --
                                                               2004        0.777           0.794                      --
                                                               2003        0.628           0.777                      --
                                                               2002        0.907           0.628                      --
                                                               2001        1.000           0.907                      --

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class 2 (5/00)..........  2005        1.011           1.161                      --
                                                               2004        0.892           1.011                      --
                                                               2003        0.707           0.892                      --
                                                               2002        0.795           0.707                      --
                                                               2001        1.000           0.795                      --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (5/01).................................................   2005        0.939           1.115                      --
                                                               2004        0.942           0.939                      --
                                                               2003        0.766           0.942                      --
                                                               2002        0.842           0.766                      --
                                                               2001        1.000           0.842                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.518           1.763                      --
                                                               2004        1.237           1.518                      --
                                                               2003        0.909           1.237                      --
                                                               2002        1.027           0.909                      --
                                                               2001        1.000           1.027                      --

                         CONDENSED FINANCIAL INFORMATION

                       SEPARATE ACCOUNT CHARGES 1.60% (B)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Capital Appreciation Fund (5/00).........................   2005        0.575           0.669               1,091,833
                                                               2004        0.489           0.575               1,021,955
                                                               2003        0.398           0.489                 989,979
                                                               2002        0.539           0.398                 910,886
                                                               2001        0.741           0.539                 797,412
                                                               2000        1.000           0.741                      --

   High Yield Bond Trust (5/04).............................   2005        1.068           1.065                   6,262
                                                               2004        1.000           1.068                  67,365

   Managed Assets Trust (5/04)..............................   2005        1.077           1.100                  28,519
                                                               2004        1.000           1.077                  36,382

   Money Market Portfolio (2/98)............................   2005        1.129           1.144               1,730,093
                                                               2004        1.136           1.129               2,129,590
                                                               2003        1.145           1.136               3,004,837
                                                               2002        1.148           1.145               5,422,533
                                                               2001        1.124           1.148               5,439,463
                                                               2000        1.076           1.124                      --
                                                               2000        1.076           1.076                      --
                                                               1999        1.041           1.076                      --
                                                               1998        1.007           1.041                      --
                                                               1997        1.000           1.007                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        0.777           0.808                 750,899
                                                               2004        0.747           0.777                 803,062
                                                               2003        0.607           0.747                 854,282
                                                               2002        0.884           0.607                 893,530
                                                               2001        1.000           0.884                 227,887

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        0.661           0.747               1,598,096
                                                               2004        0.620           0.661               1,740,166
                                                               2003        0.511           0.620               1,877,463
                                                               2002        0.750           0.511               1,645,516
                                                               2001        0.923           0.750               1,129,808
                                                               2000        1.127           0.923                 286,366

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.095           1.229               1,340,169
                                                               2004        0.980           1.095               1,274,097
                                                               2003        0.736           0.980               1,255,508
                                                               2002        0.877           0.736               1,218,395
                                                               2001        1.039           0.877                 953,012
                                                               2000        1.301           1.039                 106,123
                                                               1999        1.087           1.301                  35,494

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.086           1.242               3,325,372
                                                               2004        0.981           1.086               2,992,285
                                                               2003        0.728           0.981               2,688,587
                                                               2002        0.980           0.728               2,192,821
                                                               2001        1.217           0.980               1,418,434
                                                               2000        1.183           1.217                 279,453
                                                               1999        1.059           1.183                  32,012

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.258           1.310               3,394,599
                                                               2004        1.158           1.258               3,102,578
                                                               2003        0.888           1.158               2,790,028
                                                               2002        1.105           0.888               2,285,397
                                                               2001        1.095           1.105               1,207,066
                                                               2000        1.050           1.095                 158,718

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)....   2005        1.000           1.259                  74,271
                                                               2004        0.813           1.000                  74,551
                                                               2003        0.578           0.813                  69,100
                                                               2002        0.664           0.578                  52,299
                                                               2001        0.747           0.664                  35,367
                                                               2000        1.000           0.747                   1,000

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        2.200           2.320                 524,397
                                                               2004        1.701           2.200                 490,484
                                                               2003        1.290           1.701                 421,285
                                                               2002        1.254           1.290                 175,784
                                                               2001        1.171           1.254                  65,865
                                                               2000        1.000           1.171                   1,000

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (5/00)...................................................   2005        0.880           0.904                 614,282
                                                               2004        0.851           0.880                 767,752

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Delaware VIP REIT Series -- Standard Class  (continued)..   2003        0.713           0.851                 833,711
                                                               2002        0.870           0.713                 431,821
                                                               2001        0.975           0.870                 121,682
                                                               2000        1.000           0.975                   1,000

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (5/00)............................................   2005        1.076           1.120                 493,244
                                                               2004        0.982           1.076                 589,066
                                                               2003        0.758           0.982                 595,632
                                                               2002        0.952           0.758                 437,002
                                                               2001        1.030           0.952                 258,340
                                                               2000        1.000           1.030                   1,000

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.207           1.309                  28,167
                                                               2004        1.074           1.207                   9,574
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.205           1.306                   8,442
                                                               2004        1.067           1.205                   9,828
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.152           1.253                 370,746
                                                               2004        1.039           1.152                 454,839
                                                               2003        0.844           1.039                 435,419
                                                               2002        1.000           0.844                  36,512

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.775           2.226                 138,497
                                                               2004        1.446           1.775                  75,008
                                                               2003        1.000           1.446                  14,072

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)...................................................   2005        1.071           1.162                 455,205
                                                               2004        0.918           1.071                 305,019
                                                               2003        0.706           0.918                 271,043
                                                               2002        0.881           0.706                 206,340

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (continued)..............................................   2001        1.065           0.881                  96,122
                                                               2000        1.081           1.065                  15,014

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.174           1.258                 295,433
                                                               2004        1.028           1.174                  49,047
                                                               2003        0.791           1.028                 107,889
                                                               2002        1.000           0.791                      --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (2/01).........   2005        0.853           0.875               2,428,045
                                                               2004        0.786           0.853               2,711,504
                                                               2003        0.625           0.786               2,943,217
                                                               2002        0.818           0.625               1,808,443
                                                               2001        0.949           0.818                 923,288

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02)....................................   2005        1.120           1.211                 111,142
                                                               2004        1.043           1.120                  75,818
                                                               2003        0.757           1.043                  49,048
                                                               2002        1.000           0.757                      --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (5/02)..........................................   2005        1.092           1.114                 101,882
                                                               2004        1.024           1.092                 222,099
                                                               2003        0.799           1.024                 187,816
                                                               2002        1.000           0.799                   1,037

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2005        0.995           1.054                 838,245
                                                               2004        0.934           0.995                 836,476
                                                               2003        0.834           0.934                 898,191
                                                               2002        0.908           0.834                 887,648
                                                               2001        0.971           0.908                 734,043
                                                               2000        1.000           0.971                      --

   Global Life Sciences Portfolio -- Service Shares (5/00)..   2005        0.898           0.993                 366,348
                                                               2004        0.799           0.898                 428,067
                                                               2003        0.643           0.799                 466,183
                                                               2002        0.928           0.643                 506,583

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Global Life Sciences Portfolio -- Service Shares
   (continued)..............................................   2001        1.133           0.928                 331,987
                                                               2000        1.000           1.133                   1,000

   Global Technology Portfolio -- Service Shares (5/00).....   2005        0.343           0.377                 658,531
                                                               2004        0.347           0.343                 724,127
                                                               2003        0.240           0.347                 781,983
                                                               2002        0.414           0.240                 771,229
                                                               2001        0.671           0.414                 459,241
                                                               2000        1.000           0.671                   1,000

   Worldwide Growth Portfolio -- Service Shares (5/00)......   2005        0.556           0.577                 958,009
                                                               2004        0.540           0.556                 965,366
                                                               2003        0.444           0.540                 932,806
                                                               2002        0.607           0.444                 799,493
                                                               2001        0.797           0.607                 567,306
                                                               2000        1.000           0.797                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.508           1.544                 114,140
                                                               2004        1.334           1.508                  50,521
                                                               2003        1.000           1.334                  10,392

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.378           1.400                 405,305
                                                               2004        1.243           1.378                 334,959
                                                               2003        1.000           1.243                 223,423

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.536           1.636                 311,431
                                                               2004        1.258           1.536                 209,638
                                                               2003        1.000           1.258                  38,024

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.072           1.116                      --
                                                               2004        1.000           1.072                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.122           1.127                 406,116
                                                               2004        1.046           1.122                 195,829
                                                               2003        1.000           1.046                  76,882

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.204           1.214               4,703,281
                                                               2004        1.167           1.204               4,955,922
                                                               2003        1.129           1.167               5,379,938
                                                               2002        1.051           1.129               4,675,396
                                                               2001        1.000           1.051               1,184,780

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        0.767           0.810                  77,546
                                                               2004        0.724           0.767                  80,301
                                                               2003        0.558           0.724                  80,357
                                                               2002        0.805           0.558                  60,718
                                                               2001        1.000           0.805                  20,854

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.003           1.108                 323,478
                                                               2004        0.877           1.003                 357,361
                                                               2003        0.694           0.877                 312,769
                                                               2002        0.856           0.694                 287,543
                                                               2001        1.000           0.856                 167,986

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.599           1.685               1,053,146
                                                               2004        1.288           1.599               1,112,404
                                                               2003        0.874           1.288               1,139,306
                                                               2002        1.087           0.874                 667,718
                                                               2001        1.000           1.087                 219,720

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.296           1.327               2,536,190
                                                               2004        1.215           1.296               2,990,949
                                                               2003        0.888           1.215               3,201,965
                                                               2002        1.204           0.888               3,089,805
                                                               2001        1.201           1.204               1,352,966

   Investors Fund -- Class I (5/01).........................   2005        1.162           1.218               1,584,026
                                                               2004        1.069           1.162               1,681,872

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Investors Fund -- Class I  (continued)...................   2003        0.821           1.069               1,765,663
                                                               2002        1.084           0.821               1,678,687
                                                               2001        1.150           1.084                 688,342

   Large Cap Growth Fund -- Class I (5/02)..................   2005        1.124           1.164                 520,807
                                                               2004        1.137           1.124                 612,352
                                                               2003        0.799           1.137                 676,213
                                                               2002        1.000           0.799                      --

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.357           1.401                 862,944
                                                               2004        1.198           1.357                 887,897
                                                               2003        0.817           1.198                 881,064
                                                               2002        1.272           0.817                 930,480
                                                               2001        1.394           1.272                 396,736

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        0.862           0.923                 791,266
                                                               2004        0.823           0.862                 914,754
                                                               2003        0.646           0.823                 923,566
                                                               2002        0.863           0.646                 813,867
                                                               2001        1.000           0.863                 186,705

   Convertible Securities Portfolio (5/00)..................   2005        1.192           1.177                 780,797
                                                               2004        1.139           1.192                 789,762
                                                               2003        0.917           1.139                 817,572
                                                               2002        1.002           0.917                 303,279
                                                               2001        1.026           1.002                 177,899
                                                               2000        1.000           1.026                   1,000

   Disciplined Mid Cap Stock Portfolio (5/00)...............   2005        1.256           1.390                 384,518
                                                               2004        1.096           1.256                 429,800
                                                               2003        0.833           1.096                 390,439
                                                               2002        0.988           0.833                 257,622
                                                               2001        1.046           0.988                 223,113
                                                               2000        1.000           1.046                   1,000

   Equity Income Portfolio (4/00)...........................   2005        1.228           1.262               2,590,594
                                                               2004        1.135           1.228               2,624,443
                                                               2003        0.879           1.135               2,645,190
                                                               2002        1.038           0.879               1,908,214

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
Equity Income Portfolio  (continued).....................   2001        1.130           1.038               1,262,895
                                                            2000        1.052           1.130                  12,212

Federated High Yield Portfolio (5/00)....................   2005        1.252           1.263                 704,765
                                                            2004        1.152           1.252                 789,332
                                                            2003        0.956           1.152                 943,802
                                                            2002        0.937           0.956                 398,965
                                                            2001        0.934           0.937                 288,209
                                                            2000        1.000           0.934                   1,000

Federated Stock Portfolio (5/00).........................   2005        1.134           1.175                 252,975
                                                            2004        1.042           1.134                 314,443
                                                            2003        0.830           1.042                 320,165
                                                            2002        1.045           0.830                 177,616
                                                            2001        1.045           1.045                 144,796
                                                            2000        1.000           1.045                   1,000

Large Cap Portfolio (11/99)..............................   2005        0.753           0.805               1,293,750
                                                            2004        0.718           0.753               1,300,341
                                                            2003        0.585           0.718               1,328,748
                                                            2002        0.771           0.585                 811,822
                                                            2001        0.947           0.771                 435,079
                                                            2000        1.125           0.947                   9,529
                                                            2000        1.125           1.125                      --
                                                            1999        1.024           1.125                      --

Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000           1.077                      --

Managed Allocation Series: Conservative Portfolio
(8/05)...................................................   2005        1.022           1.031                     874

Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002           1.046                 124,378

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)...................................................   2005        1.000           1.065                      --

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05).........................................   2005        1.000           1.037                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
Mercury Large Cap Core Portfolio (8/00)..................   2005        0.806           0.889                 365,733
                                                            2004        0.707           0.806                 387,974
                                                            2003        0.593           0.707                 408,908
                                                            2002        0.805           0.593                 451,779
                                                            2001        1.055           0.805                 193,579
                                                            2000        1.135           1.055                  12,368

MFS Emerging Growth Portfolio (4/00).....................   2005        0.645           0.626                      --
                                                            2004        0.581           0.645                 636,067
                                                            2003        0.457           0.581                 777,647
                                                            2002        0.707           0.457                 828,116
                                                            2001        1.126           0.707                 495,736
                                                            2000        1.432           1.126                  52,455

MFS Mid Cap Growth Portfolio (5/00)......................   2005        0.560           0.568               2,527,381
                                                            2004        0.499           0.560               1,648,468
                                                            2003        0.370           0.499               1,689,467
                                                            2002        0.735           0.370               1,021,136
                                                            2001        0.978           0.735                 440,334
                                                            2000        1.000           0.978                   1,000

MFS Total Return Portfolio (6/00)........................   2005        1.328           1.346               5,094,500
                                                            2004        1.211           1.328               5,040,154
                                                            2003        1.056           1.211               5,376,924
                                                            2002        1.132           1.056               4,046,493
                                                            2001        1.151           1.132               2,348,284
                                                            2000        1.002           1.151                  62,642

MFS Value Portfolio (5/04)...............................   2005        1.121           1.174                 166,433
                                                            2004        1.000           1.121                   6,859

Mondrian International Stock Portfolio (5/00)............   2005        0.845           0.910                 577,036
                                                            2004        0.742           0.845                 468,938
                                                            2003        0.586           0.742                 376,707
                                                            2002        0.684           0.586                  69,198
                                                            2001        0.942           0.684                  15,435
                                                            2000        1.000           0.942                   1,000

Pioneer Fund Portfolio (5/03)............................   2005        1.329           1.386                   6,819
                                                            2004        1.215           1.329                   6,826
                                                            2003        1.000           1.215                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.020           1.062                      --

   Pioneer Strategic Income Portfolio (5/00)................   2005        1.360           1.388                 448,698
                                                               2004        1.246           1.360                 230,725
                                                               2003        1.059           1.246                 154,339
                                                               2002        1.016           1.059                 155,124
                                                               2001        0.991           1.016                  78,635
                                                               2000        1.000           0.991                   1,000

   Strategic Equity Portfolio (11/99).......................   2005        0.729           0.732               2,212,319
                                                               2004        0.672           0.729               2,465,759
                                                               2003        0.515           0.672               2,649,642
                                                               2002        0.788           0.515               1,708,869
                                                               2001        0.925           0.788                 936,287
                                                               2000        1.000           0.925                  40,615

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.136                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.987           1.108                      --

   Travelers Quality Bond Portfolio (5/00)..................   2005        1.231           1.231               1,394,342
                                                               2004        1.211           1.231               1,390,622
                                                               2003        1.150           1.211               1,847,235
                                                               2002        1.105           1.150               1,423,939
                                                               2001        1.048           1.105                 587,507
                                                               2000        1.000           1.048                      --

   U.S. Government Securities Portfolio (5/04)..............   2005        1.051           1.079                  53,799
                                                               2004        1.000           1.051                  22,342

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.994           1.002                  25,362
                                                               2004        0.999           0.994                  10,964
                                                               2003        1.000           0.999                      --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.082           1.111                      --
                                                               2004        1.000           1.082                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/01).............   2005        1.076           1.102                 563,556
                                                               2004        0.931           1.076                 355,494
                                                               2003        0.723           0.931                 245,454
                                                               2002        0.912           0.723                 286,548
                                                               2001        1.000           0.912                  90,258

   Enterprise Portfolio -- Class II Shares (5/01)...........   2005        0.794           0.843                  22,874
                                                               2004        0.777           0.794                  27,106
                                                               2003        0.628           0.777                  24,160
                                                               2002        0.907           0.628                  10,727
                                                               2001        1.000           0.907                   2,000

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class 2 (5/00)..........  2005        1.009           1.159               1,247,550
                                                               2004        0.891           1.009               1,156,619
                                                               2003        0.706           0.891               1,139,118
                                                               2002        0.793           0.706               1,012,947
                                                               2001        0.921           0.793                 674,383
                                                               2000        1.000           0.921                      --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (5/01).................................................   2005        0.939           1.115                 169,540
                                                               2004        0.942           0.939                 170,870
                                                               2003        0.766           0.942                 178,424
                                                               2002        0.842           0.766                  54,034
                                                               2001        1.000           0.842                  39,739

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.518           1.763               1,027,587
                                                               2004        1.237           1.518                 843,122
                                                               2003        0.909           1.237                 789,371
                                                               2002        1.027           0.909                 494,141
                                                               2001        1.000           1.027                 186,709

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.65%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Capital Appreciation Fund (5/00).........................   2005        1.348           1.567                  12,756
                                                               2004        1.147           1.348                      --
                                                               2003        1.000           1.147                      --

   High Yield Bond Trust (5/04).............................   2005        1.068           1.064                      --
                                                               2004        1.000           1.068                      --

   Managed Assets Trust (5/04)..............................   2005        1.076           1.099                      --
                                                               2004        1.000           1.076                      --

   Money Market Portfolio (2/98)............................   2005        0.990           1.002                      --
                                                               2004        0.996           0.990                      --
                                                               2003        1.000           0.996                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.159           1.204                      --
                                                               2004        1.114           1.159                      --
                                                               2003        1.000           1.114                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.167           1.318                 126,621
                                                               2004        1.095           1.167                 127,017
                                                               2003        1.000           1.095                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.328           1.490                 414,331
                                                               2004        1.189           1.328                 209,668
                                                               2003        1.000           1.189                  11,198

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.274           1.456               1,448,021
                                                               2004        1.151           1.274                 594,397
                                                               2003        1.000           1.151                      --

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.247           1.298               1,466,940
                                                               2004        1.149           1.247                 707,032
                                                               2003        1.000           1.149                  24,831

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)....   2005        1.506           1.895                      --
                                                               2004        1.225           1.506                      --
                                                               2003        1.000           1.225                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        1.480           1.560                  50,289
                                                               2004        1.145           1.480                      --
                                                               2003        1.000           1.145                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (5/00)...................................................   2005        1.151           1.182                      --
                                                               2004        1.114           1.151                      --
                                                               2003        1.000           1.114                      --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (5/00)............................................   2005        1.260           1.311                      --
                                                               2004        1.150           1.260                      --
                                                               2003        1.000           1.150                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund --
   Class III (11/03)........................................   2005        1.207           1.308                      --
                                                               2004        1.074           1.207                      --
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.205           1.305                 116,365
                                                               2004        1.067           1.205                      --
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.240           1.348                 255,651
                                                               2004        1.119           1.240                  93,925
                                                               2003        1.000           1.119                   2,394

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.552           1.945                 212,727
                                                               2004        1.265           1.552                 109,299
                                                               2003        1.000           1.265                   7,153

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)...................................................   2005        1.373           1.488                 687,128
                                                               2004        1.177           1.373                 208,807
                                                               2003        1.000           1.177                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.327           1.421                 169,003
                                                               2004        1.163           1.327                  14,468
                                                               2003        1.000           1.163                      --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (2/01).........   2005        1.227           1.258                 263,534
                                                               2004        1.132           1.227                 165,512
                                                               2003        1.000           1.132                   2,383

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02)....................................   2005        1.231           1.330                      --
                                                               2004        1.147           1.231                      --
                                                               2003        1.000           1.147                      --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (5/02)..........................................   2005        1.201           1.225                      --
                                                               2004        1.127           1.201                      --
                                                               2003        1.000           1.127                      --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2005        1.149           1.217                      --
                                                               2004        1.078           1.149                      --
                                                               2003        1.000           1.078                      --

   Global Life Sciences Portfolio -- Service Shares (5/00)..   2005        1.257           1.389                      --
                                                               2004        1.119           1.257                      --
                                                               2003        1.000           1.119                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
Global Technology Portfolio -- Service Shares (5/00).....   2005        1.188           1.304                      --
                                                            2004        1.201           1.188                      --
                                                            2003        1.000           1.201                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Worldwide Growth Portfolio -- Service Shares (5/00)......   2005        1.176           1.221                      --
                                                               2004        1.143           1.176                      --
                                                               2003        1.000           1.143                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.328           1.358                 137,803
                                                               2004        1.175           1.328                  42,276
                                                               2003        1.000           1.175                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.266           1.286                 152,335
                                                               2004        1.142           1.266                  75,347
                                                               2003        1.000           1.142                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.413           1.504                 477,152
                                                               2004        1.158           1.413                 220,095
                                                               2003        1.000           1.158                   5,067

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.072           1.115                      --
                                                               2004        1.000           1.072                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.122           1.127                 460,270
                                                               2004        1.048           1.122                 152,537
                                                               2003        1.000           1.048                   7,307

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.059           1.067               1,570,341
                                                               2004        1.026           1.059                 184,224
                                                               2003        1.000           1.026                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        1.193           1.259                      --
                                                               2004        1.128           1.193                      --
                                                               2003        1.000           1.128                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.351           1.491                      --
                                                               2004        1.182           1.351                      --
                                                               2003        1.000           1.182                      --

   Putnam VT Small Cap Value Fund -- Class IB
   Shares (5/01)............................................   2005        1.537           1.619                 144,056
                                                               2004        1.238           1.537                  31,452
                                                               2003        1.000           1.238                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.248           1.278                  72,040
                                                               2004        1.172           1.248                  72,054
                                                               2003        1.000           1.172                      --

   Investors Fund -- Class I (5/01).........................   2005        1.247           1.307                  19,843
                                                               2004        1.149           1.247                  19,843
                                                               2003        1.000           1.149                      --

   Large Cap Growth Fund -- Class I (5/02)..................   2005        1.151           1.191                      --
                                                               2004        1.164           1.151                      --
                                                               2003        1.000           1.164                      --

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.402           1.447                  55,569
                                                               2004        1.239           1.402                  31,281
                                                               2003        1.000           1.239                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.193           1.276                  45,298
                                                               2004        1.138           1.193                      --
                                                               2003        1.000           1.138                      --

   Convertible Securities Portfolio (5/00)..................   2005        1.155           1.141                      --
                                                               2004        1.105           1.155                      --
                                                               2003        1.000           1.105                      --

   Disciplined Mid Cap Stock Portfolio (5/00)...............   2005        1.345           1.487                      --
                                                               2004        1.174           1.345                      --
                                                               2003        1.000           1.174                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
Equity Income Portfolio (4/00)...........................   2005        1.226           1.260                  90,175
                                                            2004        1.134           1.226                  60,231
                                                            2003        1.000           1.134                      --

Federated High Yield Portfolio (5/00)....................   2005        1.186           1.197                      --
                                                            2004        1.093           1.186                      --
                                                            2003        1.000           1.093                      --

Federated Stock Portfolio (5/00).........................   2005        1.248           1.293                      --
                                                            2004        1.148           1.248                      --
                                                            2003        1.000           1.148                      --

Large Cap Portfolio (11/99)..............................   2005        1.179           1.260                  39,091
                                                            2004        1.125           1.179                   9,902
                                                            2003        1.000           1.125                      --

Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000           1.077                      --

Managed Allocation Series: Conservative
Portfolio (8/05).........................................   2005        1.022           1.030                      --

Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002           1.046                 228,625

Managed Allocation Series: Moderate-Aggressive
Portfolio (5/05).........................................   2005        1.000           1.064                      --

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05).........................................   2005        1.000           1.037                   3,439

Mercury Large Cap Core Portfolio (8/00)..................   2005        1.244           1.371                 103,469
                                                            2004        1.091           1.244                      --
                                                            2003        1.000           1.091                      --

MFS Emerging Growth Portfolio (4/00).....................   2005        1.228           1.191                      --
                                                            2004        1.107           1.228                  19,369
                                                            2003        1.000           1.107                      --

MFS Mid Cap Growth Portfolio (5/00)......................   2005        1.272           1.290                  72,204
                                                            2004        1.134           1.272                      --
                                                            2003        1.000           1.134                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
MFS Total Return Portfolio (6/00)........................   2005        1.185           1.200                 933,290
                                                            2004        1.080           1.185                 545,728
                                                            2003        1.000           1.080                      --

MFS Value Portfolio (5/04)...............................   2005        1.120           1.173                  96,637
                                                            2004        1.000           1.120                      --

Mondrian International Stock Portfolio (5/00)............   2005        1.321           1.423                 153,843
                                                            2004        1.160           1.321                 109,099
                                                            2003        1.000           1.160                   1,167

Pioneer Fund Portfolio (5/03)............................   2005        1.234           1.286                  30,287
                                                            2004        1.129           1.234                  24,600
                                                            2003        1.000           1.129                      --

Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.020           1.062                      --

Pioneer Strategic Income Portfolio (5/00)................   2005        1.179           1.203                 374,138
                                                            2004        1.081           1.179                 117,524
                                                            2003        1.000           1.081                      --

Strategic Equity Portfolio (11/99).......................   2005        1.213           1.217                      --
                                                            2004        1.118           1.213                      --
                                                            2003        1.000           1.118                      --

Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.135                      --

Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.987           1.108                      --

Travelers Quality Bond Portfolio (5/00)..................   2005        1.042           1.042                      --
                                                            2004        1.026           1.042                      --
                                                            2003        1.000           1.026                      --

U.S. Government Securities Portfolio (5/04)..............   2005        1.051           1.078                      --
                                                            2004        1.000           1.051                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.994           1.001                 175,675
                                                               2004        0.999           0.994                 116,252
                                                               2003        1.000           0.999                      --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.081           1.110                      --
                                                               2004        1.000           1.081                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/01).............   2005        1.314           1.346                      --
                                                               2004        1.138           1.314                      --
                                                               2003        1.000           1.138                      --

   Enterprise Portfolio -- Class II Shares (5/01)...........   2005        1.158           1.229                      --
                                                               2004        1.135           1.158                      --
                                                               2003        1.000           1.135                      --

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class 2 (5/00).........   2005        1.294           1.485                      --
                                                               2004        1.143           1.294                      --
                                                               2003        1.000           1.143                      --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (5/01).................................................   2005        1.103           1.309                      --
                                                               2004        1.107           1.103                      --
                                                               2003        1.000           1.107                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.471           1.708                 573,698
                                                               2004        1.200           1.471                 335,336
                                                               2003        1.000           1.200                      --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                       SEPARATE ACCOUNT CHARGES 1.80% (A)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Capital Appreciation Fund (5/00).........................   2005        1.395           1.619                  12,733
                                                               2004        1.188           1.395                  12,740
                                                               2003        0.968           1.188                  12,749
                                                               2002        1.000           0.968                      --

   High Yield Bond Trust (5/04).............................   2005        1.067           1.062                      --
                                                               2004        1.000           1.067                      --

   Managed Assets Trust (5/04)..............................   2005        1.075           1.097                      --
                                                               2004        1.000           1.075                      --

   Money Market Portfolio (2/98)............................   2005        0.982           0.992                      --
                                                               2004        0.989           0.982                      --
                                                               2003        1.000           0.989                      --
                                                               2002        1.000           1.000                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.229           1.276                      --
                                                               2004        1.183           1.229                      --
                                                               2003        0.963           1.183                      --
                                                               2002        1.000           0.963                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.222           1.378                  25,869
                                                               2004        1.148           1.222                  25,662
                                                               2003        0.948           1.148                  25,474
                                                               2002        1.000           0.948                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.458           1.634                   7,987
                                                               2004        1.308           1.458                   3,312
                                                               2003        0.984           1.308                   1,726
                                                               2002        1.000           0.984                      --

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.426           1.628                  32,415
                                                               2004        1.291           1.426                  29,481

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Growth Fund -- Class 2 Shares  (continued)...............   2003        0.961           1.291                  13,149
                                                               2002        1.000           0.961                      --

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.370           1.424                  42,289
                                                               2004        1.263           1.370                  30,962
                                                               2003        0.971           1.263                  13,722
                                                               2002        1.000           0.971                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)....   2005        1.691           2.125                      --
                                                               2004        1.378           1.691                      --
                                                               2003        0.982           1.378                      --
                                                               2002        1.000           0.982                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        1.708           1.798                   4,400
                                                               2004        1.323           1.708                   4,404
                                                               2003        1.005           1.323                   2,295
                                                               2002        1.000           1.005                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (5/00)...................................................   2005        1.192           1.222                      --
                                                               2004        1.156           1.192                      --
                                                               2003        0.971           1.156                      --
                                                               2002        1.000           0.971                      --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (5/00)............................................   2005        1.381           1.435                   9,415
                                                               2004        1.263           1.381                   9,226
                                                               2003        0.976           1.263                   9,051
                                                               2002        1.000           0.976                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund --
   Class III (11/03)........................................   2005        1.205           1.304                      --
                                                               2004        1.074           1.205                      --
                                                               2003        1.000           1.074                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.203           1.301                      --
                                                               2004        1.067           1.203                      --
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.352           1.468                   5,796
                                                               2004        1.222           1.352                   5,087
                                                               2003        0.994           1.222                   8,845
                                                               2002        1.000           0.994                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.769           2.214                      --
                                                               2004        1.444           1.769                      --
                                                               2003        1.000           1.444                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)...................................................   2005        1.495           1.618                   5,580
                                                               2004        1.284           1.495                   5,586
                                                               2003        0.989           1.284                   2,149
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.444           1.544                      --
                                                               2004        1.267           1.444                      --
                                                               2003        0.977           1.267                      --
                                                               2002        1.000           0.977                      --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (2/01).........   2005        1.314           1.345                       1
                                                               2004        1.213           1.314                  44,329
                                                               2003        0.967           1.213                   1,426
                                                               2002        1.000           0.967                      --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02)....................................   2005        1.400           1.511                  64,906
                                                               2004        1.306           1.400                  64,585
                                                               2003        0.949           1.306                  64,282
                                                               2002        1.000           0.949                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (5/02)..........................................   2005        1.316           1.340                      --
                                                               2004        1.237           1.316                      --
                                                               2003        0.967           1.237                      --
                                                               2002        1.000           0.967                      --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2005        1.181           1.249                      --
                                                               2004        1.111           1.181                      --
                                                               2003        0.994           1.111                      --
                                                               2002        1.000           0.994                      --

   Global Life Sciences Portfolio -- Service Shares (5/00)..   2005        1.374           1.516                      --
                                                               2004        1.225           1.374                      --
                                                               2003        0.988           1.225                      --
                                                               2002        1.000           0.988                      --

   Global Technology Portfolio -- Service Shares (5/00).....   2005        1.342           1.470                      --
                                                               2004        1.359           1.342                      --
                                                               2003        0.944           1.359                      --
                                                               2002        1.000           0.944                      --

   Worldwide Growth Portfolio -- Service Shares (5/00)......   2005        1.222           1.267                      --
                                                               2004        1.190           1.222                      --
                                                               2003        0.980           1.190                      --
                                                               2002        1.000           0.980                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.503           1.536                      --
                                                               2004        1.332           1.503                      --
                                                               2003        1.000           1.332                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.373           1.393                  19,841
                                                               2004        1.241           1.373                  10,594
                                                               2003        1.000           1.241                   4,252

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Mid-Cap Value Portfolio (5/03)...........................   2005        1.531           1.627                   1,848
                                                               2004        1.256           1.531                      --
                                                               2003        1.000           1.256                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service
   Shares (5/04)............................................   2005        1.071           1.112                      --
                                                               2004        1.000           1.071                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.118           1.121                  41,549
                                                               2004        1.045           1.118                  49,209
                                                               2003        1.000           1.045                  21,273

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.075           1.082                 318,259
                                                               2004        1.044           1.075                 318,280
                                                               2003        1.012           1.044                 305,197
                                                               2002        1.000           1.012                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB
   Shares (5/01)............................................   2005        1.313           1.383                      --
                                                               2004        1.242           1.313                      --
                                                               2003        0.958           1.242                      --
                                                               2002        1.000           0.958                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.433           1.579                  26,008
                                                               2004        1.255           1.433                  26,008
                                                               2003        0.994           1.255                  26,008
                                                               2002        1.000           0.994                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.780           1.871                   8,767
                                                               2004        1.436           1.780                   8,773
                                                               2003        0.977           1.436                   8,062
                                                               2002        1.000           0.977                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.395           1.425                  49,576
                                                               2004        1.311           1.395                  49,426

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   All Cap Fund -- Class I  (continued).....................   2003        0.960           1.311                  47,950
                                                               2002        1.000           0.960                      --

   Investors Fund -- Class I (5/01).........................   2005        1.351           1.413                  34,345
                                                               2004        1.246           1.351                  34,350
                                                               2003        0.959           1.246                  11,586
                                                               2002        1.000           0.959                      --

   Large Cap Growth Fund -- Class I (5/02)..................   2005        1.346           1.392                      --
                                                               2004        1.364           1.346                      --
                                                               2003        0.961           1.364                      --
                                                               2002        1.000           0.961                      --

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.604           1.652                   3,047
                                                               2004        1.418           1.604                   3,050
                                                               2003        0.970           1.418                   1,719
                                                               2002        1.000           0.970                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.285           1.372                  12,258
                                                               2004        1.228           1.285                  12,264
                                                               2003        0.967           1.228                   3,127
                                                               2002        1.000           0.967                      --

   Convertible Securities Portfolio (5/00)..................   2005        1.289           1.271                   3,169
                                                               2004        1.235           1.289                   3,172
                                                               2003        0.996           1.235                   1,623
                                                               2002        1.000           0.996                      --

   Disciplined Mid Cap Stock Portfolio (5/00)...............   2005        1.468           1.621                      --
                                                               2004        1.284           1.468                      --
                                                               2003        0.977           1.284                      --
                                                               2002        1.000           0.977                      --

   Equity Income Portfolio (4/00)...........................   2005        1.333           1.367                  61,545
                                                               2004        1.235           1.333                  61,375
                                                               2003        0.958           1.235                  35,288
                                                               2002        1.000           0.958                      --

   Federated High Yield Portfolio (5/00)....................   2005        1.308           1.317                      --
                                                               2004        1.206           1.308                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
Federated High Yield Portfolio  (continued)..............   2003        1.003           1.206                      --
                                                            2002        1.000           1.003                      --

Federated Stock Portfolio (5/00).........................   2005        1.331           1.376                   6,511
                                                            2004        1.225           1.331                   6,517
                                                            2003        0.978           1.225                   3,385
                                                            2002        1.000           0.978                      --

Large Cap Portfolio (11/99)..............................   2005        1.238           1.322                      --
                                                            2004        1.184           1.238                      --
                                                            2003        0.967           1.184                      --
                                                            2002        1.000           0.967                      --

Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000           1.076                      --

Managed Allocation Series: Conservative
Portfolio (8/05).........................................   2005        1.021           1.029                      --

Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002           1.045                      --

Managed Allocation Series: Moderate-Aggressive
Portfolio (5/05).........................................   2005        1.000           1.063                      --

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05).........................................   2005        1.000           1.036                      --

Mercury Large Cap Core Portfolio (8/00)..................   2005        1.318           1.451                  14,317
                                                            2004        1.158           1.318                  14,325
                                                            2003        0.973           1.158                   4,165
                                                            2002        1.000           0.973                      --

MFS Emerging Growth Portfolio (4/00).....................   2005        1.364           1.323                      --
                                                            2004        1.232           1.364                      --
                                                            2003        0.971           1.232                      --
                                                            2002        1.000           0.971                      --

MFS Mid Cap Growth Portfolio (5/00)......................   2005        1.469           1.487                  37,313
                                                            2004        1.311           1.469                  37,155
                                                            2003        0.974           1.311                  37,013
                                                            2002        1.000           0.974                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   MFS Total Return Portfolio (6/00)........................   2005        1.235           1.249                 387,682
                                                               2004        1.128           1.235                 387,714
                                                               2003        0.986           1.128                 354,044
                                                               2002        1.000           0.986                      --

   MFS Value Portfolio (5/04)...............................   2005        1.119           1.170                      --
                                                               2004        1.000           1.119                      --

   Mondrian International Stock Portfolio (5/00)............   2005        1.438           1.547                      --
                                                               2004        1.265           1.438                      --
                                                               2003        1.001           1.265                      --
                                                               2002        1.000           1.001                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.325           1.379                      --
                                                               2004        1.214           1.325                      --
                                                               2003        1.000           1.214                      --

   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.020           1.061                      --

   Pioneer Strategic Income Portfolio (5/00)................   2005        1.290           1.314                      --
                                                               2004        1.184           1.290                      --
                                                               2003        1.008           1.184                      --
                                                               2002        1.000           1.008                      --

   Strategic Equity Portfolio (11/99).......................   2005        1.366           1.369                  32,680
                                                               2004        1.262           1.366                  32,514
                                                               2003        0.970           1.262                  32,350
                                                               2002        1.000           0.970                      --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.134                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.987           1.107                      --

   Travelers Quality Bond Portfolio (5/00)..................   2005        1.081           1.079                      --
                                                               2004        1.066           1.081                      --
                                                               2003        1.014           1.066                      --
                                                               2002        1.000           1.014                      --

   U.S. Government Securities Portfolio (5/04)..............   2005        1.050           1.076                      --
                                                               2004        1.000           1.050                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.992           0.997                      --
                                                               2004        0.998           0.992                      --
                                                               2003        1.000           0.998                      --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.080           1.108                      --
                                                               2004        1.000           1.080                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/01).............   2005        1.444           1.476                      --
                                                               2004        1.252           1.444                      --
                                                               2003        0.975           1.252                      --
                                                               2002        1.000           0.975                      --

   Enterprise Portfolio -- Class II Shares (5/01)...........   2005        1.216           1.288                      --
                                                               2004        1.193           1.216                      --
                                                               2003        0.966           1.193                      --
                                                               2002        1.000           0.966                      --

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class 2 (5/00)..........  2005        1.411           1.617                   3,511
                                                               2004        1.248           1.411                   3,519
                                                               2003        0.991           1.248                   3,527
                                                               2002        1.000           0.991                      --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (5/01).................................................   2005        1.164           1.379                      --
                                                               2004        1.170           1.164                      --
                                                               2003        0.954           1.170                      --
                                                               2002        1.000           0.954                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.640           1.901                  16,845
                                                               2004        1.339           1.640                  16,856
                                                               2003        0.986           1.339                   6,015
                                                               2002        1.000           0.986                      --

                         CONDENSED FINANCIAL INFORMATION

                       SEPARATE ACCOUNT CHARGES 1.80% (B)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Capital Appreciation Fund (5/00).........................   2005        0.571           0.662                      --
                                                               2004        0.486           0.571                      --
                                                               2003        0.396           0.486                      --
                                                               2002        0.538           0.396                      --
                                                               2001        1.000           0.538                      --

   High Yield Bond Trust (5/04).............................   2005        1.067           1.062                      --
                                                               2004        1.000           1.067                      --

   Managed Assets Trust (5/04)..............................   2005        1.075           1.097                      --
                                                               2004        1.000           1.075                      --

   Money Market Portfolio (2/98)............................   2005        1.121           1.133                      --
                                                               2004        1.130           1.121                      --
                                                               2003        1.141           1.130                      --
                                                               2002        1.146           1.141                      --
                                                               2001        1.000           1.146                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        0.772           0.801                      --
                                                               2004        0.743           0.772                      --
                                                               2003        0.605           0.743                      --
                                                               2002        0.883           0.605                      --
                                                               2001        1.000           0.883                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        0.656           0.740                      --
                                                               2004        0.616           0.656                      --
                                                               2003        0.509           0.616                      --
                                                               2002        0.749           0.509                      --
                                                               2001        1.000           0.749                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.087           1.218               1,320,739
                                                               2004        0.975           1.087                  37,597
                                                               2003        0.734           0.975                      --
                                                               2002        0.875           0.734                      --
                                                               2001        0.993           0.875                      --

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.078           1.230               1,336,163
                                                               2004        0.975           1.078                  44,993

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Growth Fund -- Class 2 Shares  (continued)...............   2003        0.726           0.975                      --
                                                               2002        0.978           0.726                      --
                                                               2001        1.088           0.978                      --

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.248           1.297               1,337,544
                                                               2004        1.151           1.248                  79,855
                                                               2003        0.885           1.151                   9,264
                                                               2002        1.104           0.885                   9,270
                                                               2001        1.121           1.104                   8,328

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)....   2005        0.992           1.247                      --
                                                               2004        0.809           0.992                      --
                                                               2003        0.576           0.809                      --
                                                               2002        0.663           0.576                      --
                                                               2001        1.000           0.663                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        2.183           2.298                  32,726
                                                               2004        1.692           2.183                      --
                                                               2003        1.285           1.692                      --
                                                               2002        1.252           1.285                      --
                                                               2001        1.000           1.252                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (5/00)...................................................   2005        0.873           0.895                      --
                                                               2004        0.846           0.873                      --
                                                               2003        0.711           0.846                      --
                                                               2002        0.869           0.711                      --
                                                               2001        1.000           0.869                      --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (5/00)............................................   2005        1.068           1.110                      --
                                                               2004        0.977           1.068                      --
                                                               2003        0.755           0.977                      --
                                                               2002        0.950           0.755                      --
                                                               2001        1.000           0.950                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.205           1.304                      --
                                                               2004        1.074           1.205                      --
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.203           1.301                      --
                                                               2004        1.067           1.203                      --
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.146           1.244                  56,759
                                                               2004        1.036           1.146                      --
                                                               2003        0.842           1.036                      --
                                                               2002        1.000           0.842                   2,000

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.769           2.214                  71,397
                                                               2004        1.444           1.769                      --
                                                               2003        1.000           1.444                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)...................................................   2005        1.063           1.151                 202,256
                                                               2004        0.913           1.063                      --
                                                               2003        0.703           0.913                      --
                                                               2002        0.879           0.703                      --
                                                               2001        1.028           0.879                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.168           1.249                   3,603
                                                               2004        1.025           1.168                      --
                                                               2003        0.790           1.025                      --
                                                               2002        1.000           0.790                   2,000

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (2/01).........   2005        0.846           0.866                      --
                                                               2004        0.781           0.846                      --
                                                               2003        0.623           0.781                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Equity Index Portfolio -- Class II Shares  (continued)...   2002        0.817           0.623                      --
                                                               2001        1.000           0.817                      --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02)....................................   2005        1.114           1.203                      --
                                                               2004        1.040           1.114                      --
                                                               2003        0.756           1.040                      --
                                                               2002        1.000           0.756                   3,000

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (5/02)..........................................   2005        1.086           1.105                      --
                                                               2004        1.020           1.086                      --
                                                               2003        0.798           1.020                      --
                                                               2002        1.000           0.798                   1,000

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2005        0.988           1.044                      --
                                                               2004        0.929           0.988                      --
                                                               2003        0.831           0.929                      --
                                                               2002        0.907           0.831                      --
                                                               2001        1.000           0.907                      --

   Global Life Sciences Portfolio -- Service Shares (5/00)..   2005        0.892           0.984                      --
                                                               2004        0.795           0.892                      --
                                                               2003        0.641           0.795                      --
                                                               2002        0.927           0.641                      --
                                                               2001        1.000           0.927                      --

   Global Technology Portfolio -- Service Shares (5/00).....   2005        0.340           0.373                      --
                                                               2004        0.345           0.340                      --
                                                               2003        0.240           0.345                      --
                                                               2002        0.413           0.240                      --
                                                               2001        1.000           0.413                      --

   Worldwide Growth Portfolio -- Service Shares (5/00)......   2005        0.551           0.572                      --
                                                               2004        0.537           0.551                      --
                                                               2003        0.442           0.537                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Worldwide Growth Portfolio -- Service Shares
   (continued)..............................................   2002        0.606           0.442                      --
                                                               2001        1.000           0.606                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.503           1.536                   1,236
                                                               2004        1.332           1.503                      --
                                                               2003        1.000           1.332                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.373           1.393                  16,654
                                                               2004        1.241           1.373                      --
                                                               2003        1.000           1.241                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.531           1.627                  51,553
                                                               2004        1.256           1.531                      --
                                                               2003        1.000           1.256                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.071           1.112                      --
                                                               2004        1.000           1.071                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.118           1.121                  77,348
                                                               2004        1.045           1.118                      --
                                                               2003        1.000           1.045                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.195           1.203                  50,305
                                                               2004        1.160           1.195                      --
                                                               2003        1.125           1.160                      --
                                                               2002        1.050           1.125                      --
                                                               2001        1.000           1.050                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        0.761           0.802                      --
                                                               2004        0.721           0.761                      --
                                                               2003        0.556           0.721                      --
                                                               2002        0.804           0.556                      --
                                                               2001        1.000           0.804                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        0.996           1.098                      --
                                                               2004        0.873           0.996                      --
                                                               2003        0.691           0.873                      --
                                                               2002        0.855           0.691                      --
                                                               2001        1.000           0.855                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.588           1.669                   7,967
                                                               2004        1.281           1.588                   7,671
                                                               2003        0.871           1.281                   7,676
                                                               2002        1.086           0.871                   7,682
                                                               2001        1.000           1.086                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.286           1.314                   9,081
                                                               2004        1.209           1.286                   9,087
                                                               2003        0.885           1.209                   9,092
                                                               2002        1.203           0.885                   9,099
                                                               2001        1.000           1.203                   7,692

   Investors Fund -- Class I (5/01).........................   2005        1.153           1.206                   9,994
                                                               2004        1.064           1.153                  10,000
                                                               2003        0.818           1.064                  10,006
                                                               2002        1.083           0.818                  10,013
                                                               2001        1.000           1.083                   8,469

   Large Cap Growth Fund -- Class I (5/02)..................   2005        1.118           1.156                      --
                                                               2004        1.133           1.118                      --
                                                               2003        0.798           1.133                      --
                                                               2002        1.000           0.798                   1,000

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.347           1.388                      --
                                                               2004        1.191           1.347                      --
                                                               2003        0.815           1.191                      --
                                                               2002        1.270           0.815                      --
                                                               2001        1.000           1.270                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        0.856           0.914                  12,688
                                                               2004        0.818           0.856                      --
                                                               2003        0.644           0.818                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
AIM Capital Appreciation Portfolio  (continued)..........   2002        0.862           0.644                      --
                                                            2001        1.000           0.862                      --

Convertible Securities Portfolio (5/00)..................   2005        1.183           1.166                      --
                                                            2004        1.133           1.183                      --
                                                            2003        0.914           1.133                      --
                                                            2002        1.000           0.914                      --
                                                            2001        1.000           1.000                      --

Disciplined Mid Cap Stock Portfolio (5/00)...............   2005        1.247           1.377                      --
                                                            2004        1.090           1.247                      --
                                                            2003        0.830           1.090                      --
                                                            2002        0.986           0.830                      --
                                                            2001        1.000           0.986                      --

Equity Income Portfolio (4/00)...........................   2005        1.218           1.250                      --
                                                            2004        1.129           1.218                      --
                                                            2003        0.876           1.129                      --
                                                            2002        1.037           0.876                      --
                                                            2001        1.000           1.037                      --

Federated High Yield Portfolio (5/00)....................   2005        1.242           1.251                      --
                                                            2004        1.146           1.242                      --
                                                            2003        0.953           1.146                      --
                                                            2002        0.936           0.953                      --
                                                            2001        1.000           0.936                      --

Federated Stock Portfolio (5/00).........................   2005        1.125           1.164                      --
                                                            2004        1.036           1.125                      --
                                                            2003        0.827           1.036                      --
                                                            2002        1.044           0.827                      --
                                                            2001        1.000           1.044                      --

Large Cap Portfolio (11/99)..............................   2005        0.747           0.798                      --
                                                            2004        0.714           0.747                      --
                                                            2003        0.583           0.714                      --
                                                            2002        0.769           0.583                      --
                                                            2001        1.000           0.769                      --

Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000           1.076                  10,572

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
Managed Allocation Series: Conservative Portfolio
(8/05)...................................................   2005        1.021           1.029                      --

Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002           1.045                 219,969

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)...................................................   2005        1.000           1.063                 123,404

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05).........................................   2005        1.000           1.036                      --

Mercury Large Cap Core Portfolio (8/00)..................   2005        0.800           0.881                      --
                                                            2004        0.703           0.800                      --
                                                            2003        0.591           0.703                      --
                                                            2002        0.803           0.591                      --
                                                            2001        1.000           0.803                      --

MFS Emerging Growth Portfolio (4/00).....................   2005        0.640           0.621                      --
                                                            2004        0.578           0.640                      --
                                                            2003        0.456           0.578                      --
                                                            2002        0.706           0.456                      --
                                                            2001        1.000           0.706                      --

MFS Mid Cap Growth Portfolio (5/00)......................   2005        0.556           0.563                 102,138
                                                            2004        0.496           0.556                      --
                                                            2003        0.369           0.496                      --
                                                            2002        0.734           0.369                      --
                                                            2001        1.000           0.734                      --

MFS Total Return Portfolio (6/00)........................   2005        1.318           1.333               1,081,146
                                                            2004        1.204           1.318                  39,320
                                                            2003        1.052           1.204                   7,893
                                                            2002        1.131           1.052                   7,911
                                                            2001        1.000           1.131                   7,931

MFS Value Portfolio (5/04)...............................   2005        1.119           1.170                  84,896
                                                            2004        1.000           1.119                      --

Mondrian International Stock Portfolio (5/00)............   2005        0.838           0.902                      --
                                                            2004        0.737           0.838                      --
                                                            2003        0.584           0.737                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Mondrian International Stock Portfolio  (continued)......   2002        0.683           0.584                      --
                                                               2001        1.000           0.683                      --

   Pioneer Fund Portfolio (5/03)............................   2005        1.325           1.379                      --
                                                               2004        1.214           1.325                      --
                                                               2003        1.000           1.214                      --

   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.020           1.061                      --

   Pioneer Strategic Income Portfolio (5/00)................   2005        1.350           1.375                   1,728
                                                               2004        1.239           1.350                      --
                                                               2003        1.055           1.239                      --
                                                               2002        1.015           1.055                      --
                                                               2001        1.000           1.015                      --

   Strategic Equity Portfolio (11/99).......................   2005        0.724           0.725                   3,790
                                                               2004        0.668           0.724                      --
                                                               2003        0.513           0.668                      --
                                                               2002        0.787           0.513                      --
                                                               2001        1.000           0.787                      --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.134                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.987           1.107                      --

   Travelers Quality Bond Portfolio (5/00)..................   2005        1.222           1.220                      --
                                                               2004        1.204           1.222                      --
                                                               2003        1.146           1.204                      --
                                                               2002        1.103           1.146                      --
                                                               2001        1.000           1.103                      --

   U.S. Government Securities Portfolio (5/04)..............   2005        1.050           1.076                      --
                                                               2004        1.000           1.050                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.992           0.997                   1,355
                                                               2004        0.998           0.992                      --
                                                               2003        1.000           0.998                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Social Awareness Stock Portfolio (5/04)..................   2005        1.080           1.108                      --
                                                               2004        1.000           1.080                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/01).............   2005        1.068           1.092                      --
                                                               2004        0.926           1.068                      --
                                                               2003        0.721           0.926                      --
                                                               2002        0.911           0.721                      --
                                                               2001        1.000           0.911                      --

   Enterprise Portfolio -- Class II Shares (5/01)...........   2005        0.788           0.835                      --
                                                               2004        0.773           0.788                      --
                                                               2003        0.626           0.773                      --
                                                               2002        0.906           0.626                      --
                                                               2001        1.000           0.906                      --

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class 2 (5/00).........   2005        1.002           1.148                      --
                                                               2004        0.886           1.002                      --
                                                               2003        0.703           0.886                      --
                                                               2002        0.792           0.703                      --
                                                               2001        1.000           0.792                      --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (5/01).................................................   2005        0.932           1.105                      --
                                                               2004        0.937           0.932                      --
                                                               2003        0.764           0.937                      --
                                                               2002        0.841           0.764                      --
                                                               2001        1.000           0.841                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.507           1.746                  54,841
                                                               2004        1.230           1.507                      --
                                                               2003        0.906           1.230                      --
                                                               2002        1.025           0.906                      --
                                                               2001        1.000           1.025                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Capital Appreciation Fund (5/00).........................   2005        1.344           1.560                      --
                                                               2004        1.146           1.344                      --
                                                               2003        1.000           1.146                      --

   High Yield Bond Trust (5/04).............................   2005        1.067           1.061                      --
                                                               2004        1.000           1.067                      --

   Managed Assets Trust (5/04)..............................   2005        1.075           1.096                      --
                                                               2004        1.000           1.075                      --

   Money Market Portfolio (2/98)............................   2005        0.987           0.997                      --
                                                               2004        0.995           0.987                      --
                                                               2003        1.000           0.995                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.156           1.199                      --
                                                               2004        1.113           1.156                      --
                                                               2003        1.000           1.113                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.163           1.312                      --
                                                               2004        1.094           1.163                      --
                                                               2003        1.000           1.094                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.324           1.483                 173,703
                                                               2004        1.188           1.324                 263,884
                                                               2003        1.000           1.188                      --

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.270           1.449                 135,328
                                                               2004        1.150           1.270                 276,644
                                                               2003        1.000           1.150                      --

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.244           1.292                 566,690
                                                               2004        1.148           1.244                 534,239
                                                               2003        1.000           1.148                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)....   2005        1.502           1.886                      --
                                                               2004        1.224           1.502                      --
                                                               2003        1.000           1.224                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        1.475           1.552                      --
                                                               2004        1.144           1.475                      --
                                                               2003        1.000           1.144                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (5/00)...................................................   2005        1.148           1.176                      --
                                                               2004        1.113           1.148                      --
                                                               2003        1.000           1.113                      --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (5/00)............................................   2005        1.256           1.305                      --
                                                               2004        1.149           1.256                      --
                                                               2003        1.000           1.149                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.204           1.302                  11,552
                                                               2004        1.074           1.204                  11,520
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.202           1.299                     689
                                                               2004        1.067           1.202                      --
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.236           1.342                 175,517
                                                               2004        1.118           1.236                   9,762
                                                               2003        1.000           1.118                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.547           1.936                   6,490
                                                               2004        1.264           1.547                   6,128
                                                               2003        1.000           1.264                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)...................................................   2005        1.369           1.481                  88,290
                                                               2004        1.176           1.369                  35,130
                                                               2003        1.000           1.176                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.324           1.415                  82,995
                                                               2004        1.162           1.324                      --
                                                               2003        1.000           1.162                      --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (2/01).........   2005        1.224           1.252                      --
                                                               2004        1.131           1.224                      --
                                                               2003        1.000           1.131                      --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02)....................................   2005        1.227           1.324                      --
                                                               2004        1.146           1.227                      --
                                                               2003        1.000           1.146                      --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (5/02)..........................................   2005        1.198           1.219                      --
                                                               2004        1.126           1.198                      --
                                                               2003        1.000           1.126                      --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2005        1.146           1.211                      --
                                                               2004        1.078           1.146                      --
                                                               2003        1.000           1.078                      --

   Global Life Sciences Portfolio -- Service Shares (5/00)..   2005        1.253           1.382                      --
                                                               2004        1.118           1.253                      --
                                                               2003        1.000           1.118                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
Global Technology Portfolio -- Service Shares (5/00).....   2005        1.185           1.298                      --
                                                            2004        1.200           1.185                      --
                                                            2003        1.000           1.200                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Worldwide Growth Portfolio -- Service Shares (5/00)......   2005        1.172           1.215                      --
                                                               2004        1.142           1.172                      --
                                                               2003        1.000           1.142                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.324           1.352                   2,759
                                                               2004        1.174           1.324                      --
                                                               2003        1.000           1.174                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.262           1.279                  91,971
                                                               2004        1.141           1.262                  75,180
                                                               2003        1.000           1.141                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.409           1.497                 144,789
                                                               2004        1.157           1.409                  70,760
                                                               2003        1.000           1.157                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.071           1.111                      --
                                                               2004        1.000           1.071                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.119           1.122                 101,530
                                                               2004        1.047           1.119                  96,680
                                                               2003        1.000           1.047                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.056           1.062                 251,533
                                                               2004        1.025           1.056                  44,977
                                                               2003        1.000           1.025                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        1.190           1.253                      --
                                                               2004        1.127           1.190                      --
                                                               2003        1.000           1.127                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.348           1.484                      --
                                                               2004        1.181           1.348                      --
                                                               2003        1.000           1.181                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.533           1.611                  77,768
                                                               2004        1.237           1.533                 236,179
                                                               2003        1.000           1.237                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.245           1.272                  10,131
                                                               2004        1.171           1.245                  11,919
                                                               2003        1.000           1.171                      --

   Investors Fund -- Class I (5/01).........................   2005        1.244           1.301                  17,942
                                                               2004        1.148           1.244                  17,949
                                                               2003        1.000           1.148                      --

   Large Cap Growth Fund -- Class I (5/02)..................   2005        1.148           1.186                      --
                                                               2004        1.163           1.148                      --
                                                               2003        1.000           1.163                      --

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.399           1.440                  24,159
                                                               2004        1.238           1.399                  26,711
                                                               2003        1.000           1.238                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.189           1.270                      --
                                                               2004        1.138           1.189                      --
                                                               2003        1.000           1.138                      --

   Convertible Securities Portfolio (5/00)..................   2005        1.152           1.135                      --
                                                               2004        1.104           1.152                      --
                                                               2003        1.000           1.104                      --

   Disciplined Mid Cap Stock Portfolio (5/00)...............   2005        1.341           1.480                      --
                                                               2004        1.173           1.341                      --
                                                               2003        1.000           1.173                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
Equity Income Portfolio (4/00)...........................   2005        1.223           1.254                  39,678
                                                            2004        1.133           1.223                  33,990
                                                            2003        1.000           1.133                      --

Federated High Yield Portfolio (5/00)....................   2005        1.183           1.191                      --
                                                            2004        1.092           1.183                      --
                                                            2003        1.000           1.092                      --

Federated Stock Portfolio (5/00).........................   2005        1.245           1.287                      --
                                                            2004        1.147           1.245                      --
                                                            2003        1.000           1.147                      --

Large Cap Portfolio (11/99)..............................   2005        1.176           1.254                      --
                                                            2004        1.124           1.176                      --
                                                            2003        1.000           1.124                      --

Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000           1.076                      --

Managed Allocation Series: Conservative
Portfolio (8/05).........................................   2005        1.021           1.029                      --

Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002           1.044                 125,731

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)...................................................   2005        1.000           1.063                  25,169

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05).........................................   2005        1.000           1.036                      --

Mercury Large Cap Core Portfolio (8/00)..................   2005        1.241           1.365                      --
                                                            2004        1.091           1.241                      --
                                                            2003        1.000           1.091                      --

MFS Emerging Growth Portfolio (4/00).....................   2005        1.224           1.187                      --
                                                            2004        1.106           1.224                      --
                                                            2003        1.000           1.106                      --

MFS Mid Cap Growth Portfolio (5/00)......................   2005        1.269           1.284                      --
                                                            2004        1.133           1.269                      --
                                                            2003        1.000           1.133                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
MFS Total Return Portfolio (6/00)........................   2005        1.181           1.194                 306,564
                                                            2004        1.080           1.181                 168,861
                                                            2003        1.000           1.080                      --

MFS Value Portfolio (5/04)...............................   2005        1.119           1.169                 130,699
                                                            2004        1.000           1.119                  54,680

Mondrian International Stock Portfolio (5/00)............   2005        1.318           1.417                  53,400
                                                            2004        1.160           1.318                  23,515
                                                            2003        1.000           1.160                      --

Pioneer Fund Portfolio (5/03)............................   2005        1.231           1.280                  38,066
                                                            2004        1.128           1.231                  12,985
                                                            2003        1.000           1.128                      --

Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.020           1.061                      --

Pioneer Strategic Income Portfolio (5/00)................   2005        1.176           1.197                  66,834
                                                            2004        1.080           1.176                      --
                                                            2003        1.000           1.080                      --

Strategic Equity Portfolio (11/99).......................   2005        1.209           1.211                      --
                                                            2004        1.118           1.209                      --
                                                            2003        1.000           1.118                      --

Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.134                      --

Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.987           1.107                      --

Travelers Quality Bond Portfolio (5/00)..................   2005        1.039           1.037                      --
                                                            2004        1.025           1.039                      --
                                                            2003        1.000           1.025                      --

U.S. Government Securities Portfolio (5/04)..............   2005        1.049           1.075                      --
                                                            2004        1.000           1.049                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.991           0.996                  10,692
                                                               2004        0.998           0.991                      --
                                                               2003        1.000           0.998                      --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.080           1.107                      --
                                                               2004        1.000           1.080                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/01).............   2005        1.311           1.340                      --
                                                               2004        1.137           1.311                      --
                                                               2003        1.000           1.137                      --

   Enterprise Portfolio -- Class II Shares (5/01)...........   2005        1.155           1.223                      --
                                                               2004        1.134           1.155                      --
                                                               2003        1.000           1.134                      --

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class 2 (5/00)..........  2005        1.291           1.478                      --
                                                               2004        1.142           1.291                      --
                                                               2003        1.000           1.142                      --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (5/01).................................................   2005        1.100           1.303                      --
                                                               2004        1.106           1.100                      --
                                                               2003        1.000           1.106                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.467           1.700                  89,020
                                                               2004        1.199           1.467                  20,405
                                                               2003        1.000           1.199                      --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Capital Appreciation Fund (5/00).........................   2005        1.000           1.169                      --

   High Yield Bond Trust (5/04).............................   2005        1.000           0.989                      --

   Managed Assets Trust (5/04)..............................   2005        1.000           1.020                      --

   Money Market Portfolio (2/98)............................   2005        1.000           1.009                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.000           1.043                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.000           1.159                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.000           1.120                  10,370

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.000           1.147                  52,887

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.000           1.042                  52,887

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)....   2005        1.000           1.222                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        1.000           1.087                   9,319

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (5/00)...................................................   2005        1.000           1.010                      --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (5/00)............................................   2005        1.000           1.061                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.000           1.080                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.000           1.106                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.000           1.083                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.000           1.211                  10,022

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)...................................................   2005        1.000           1.075                  10,001

   Templeton Growth Securities Fund -- Class 2
   Shares (5/02)............................................   2005        1.000           1.065                   9,151

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (2/01).........   2005        1.000           1.029                   8,096

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02)....................................   2005        1.000           1.093                      --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (5/02)..........................................   2005        1.000           1.030                      --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2005        1.000           1.061                      --

   Global Life Sciences Portfolio -- Service Shares (5/00)..   2005        1.000           1.134                      --

   Global Technology Portfolio -- Service Shares (5/00).....   2005        1.000           1.126                      --

   Worldwide Growth Portfolio -- Service Shares (5/00)......   2005        1.000           1.043                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.000           1.032                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.000           1.027                  15,208

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.000           1.076                   1,150

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.000           1.044                      --

PIMCO Variable Insurance Trust

   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.000           0.993                  12,018

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.000           1.001                  19,399

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        1.000           1.070                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.000           1.099                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.000           1.056                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.000           1.036                      --

   Investors Fund -- Class I (5/01).........................   2005        1.000           1.049                      --

   Large Cap Growth Fund -- Class I (5/02)..................   2005        1.000           1.058                      --

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.000           1.078                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.000           1.083                      --

   Convertible Securities Portfolio (5/00)..................   2005        1.000           1.000                      --

   Disciplined Mid Cap Stock Portfolio (5/00)...............   2005        1.000           1.096                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
Equity Income Portfolio (4/00)...........................   2005        1.000           1.031                      --

Federated High Yield Portfolio (5/00)....................   2005        1.000           1.001                      --

Federated Stock Portfolio (5/00).........................   2005        1.000           1.033                      --

Large Cap Portfolio (11/99)..............................   2005        1.000           1.077                      --

Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000           1.075                      --

Managed Allocation Series: Conservative Portfolio
(8/05)...................................................   2005        1.021           1.029                      --

Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002           1.044                      --

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)...................................................   2005        1.000           1.063                      --

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05).........................................   2005        1.000           1.036                   8,018

Mercury Large Cap Core Portfolio (8/00)..................   2005        1.000           1.092                      --

MFS Emerging Growth Portfolio (4/00).....................   2005        1.000           0.998                      --

MFS Mid Cap Growth Portfolio (5/00)......................   2005        1.000           1.048                      --

MFS Total Return Portfolio (6/00)........................   2005        1.000           1.011                  19,780

MFS Value Portfolio (5/04)...............................   2005        1.000           1.038                      --

Mondrian International Stock Portfolio (5/00)............   2005        1.000           1.071                  18,739

Pioneer Fund Portfolio (5/03)............................   2005        1.000           1.047                      --

Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.020           1.060                      --

Pioneer Strategic Income Portfolio (5/00)................   2005        1.000           1.009                   8,137

Strategic Equity Portfolio (11/99).......................   2005        1.000           1.046                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.134                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.987           1.106                      --

   Travelers Quality Bond Portfolio (5/00)..................   2005        1.000           0.992                      --

   U.S. Government Securities Portfolio (5/04)..............   2005        1.000           1.000                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        1.000           1.004                  10,595

   Social Awareness Stock Portfolio (5/04)..................   2005        1.000           1.047                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/01).............   2005        1.000           1.031                      --

   Enterprise Portfolio -- Class II Shares (5/01)...........   2005        1.000           1.074                      --

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class 2 (5/00)..........  2005        1.000           1.134                      --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (5/01).................................................   2005        1.000           1.180                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.000           1.142                  20,164

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                       SEPARATE ACCOUNT CHARGES 2.00% (A)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Capital Appreciation Fund (5/00).........................   2005        1.389           1.610                      --
                                                               2004        1.186           1.389                      --
                                                               2003        0.968           1.186                      --
                                                               2002        1.000           0.968                      --

   High Yield Bond Trust (5/04).............................   2005        1.066           1.058                      --
                                                               2004        1.000           1.066                      --

   Managed Assets Trust (5/04)..............................   2005        1.074           1.093                      --
                                                               2004        1.000           1.074                      --

   Money Market Portfolio (2/98)............................   2005        0.978           0.986                      --
                                                               2004        0.987           0.978                      --
                                                               2003        1.000           0.987                      --
                                                               2002        1.000           1.000                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.224           1.268                      --
                                                               2004        1.181           1.224                      --
                                                               2003        0.963           1.181                      --
                                                               2002        1.000           0.963                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.217           1.370                      --
                                                               2004        1.146           1.217                      --
                                                               2003        0.948           1.146                      --
                                                               2002        1.000           0.948                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.452           1.624                      --
                                                               2004        1.305           1.452                      --
                                                               2003        0.984           1.305                      --
                                                               2002        1.000           0.984                      --

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.420           1.618                      --
                                                               2004        1.288           1.420                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Growth Fund -- Class 2 Shares  (continued)...............   2003        0.961           1.288                      --
                                                               2002        1.000           0.961                      --

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.364           1.415                      --
                                                               2004        1.261           1.364                      --
                                                               2003        0.971           1.261                      --
                                                               2002        1.000           0.971                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)....   2005        1.684           2.112                      --
                                                               2004        1.375           1.684                      --
                                                               2003        0.982           1.375                      --
                                                               2002        1.000           0.982                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        1.701           1.787                      --
                                                               2004        1.321           1.701                      --
                                                               2003        1.005           1.321                      --
                                                               2002        1.000           1.005                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (5/00)...................................................   2005        1.187           1.215                      --
                                                               2004        1.153           1.187                      --
                                                               2003        0.971           1.153                      --
                                                               2002        1.000           0.971                      --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (5/00)............................................   2005        1.375           1.427                      --
                                                               2004        1.260           1.375                      --
                                                               2003        0.976           1.260                      --
                                                               2002        1.000           0.976                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.202           1.298                      --
                                                               2004        1.074           1.202                      --
                                                               2003        1.000           1.074                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.200           1.295                      --
                                                               2004        1.067           1.200                      --
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.347           1.459                      --
                                                               2004        1.220           1.347                      --
                                                               2003        0.994           1.220                      --
                                                               2002        1.000           0.994                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.763           2.202                      --
                                                               2004        1.442           1.763                      --
                                                               2003        1.000           1.442                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)...................................................   2005        1.489           1.608                      --
                                                               2004        1.281           1.489                      --
                                                               2003        0.989           1.281                      --
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund -- Class 2
   Shares (5/02)............................................   2005        1.438           1.535                      --
                                                               2004        1.265           1.438                      --
                                                               2003        0.976           1.265                      --
                                                               2002        1.000           0.976                      --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (2/01).........   2005        1.308           1.337                      --
                                                               2004        1.211           1.308                      --
                                                               2003        0.967           1.211                      --
                                                               2002        1.000           0.967                      --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02)....................................   2005        1.394           1.502                      --
                                                               2004        1.304           1.394                      --
                                                               2003        0.949           1.304                      --
                                                               2002        1.000           0.949                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (5/02)..........................................   2005        1.311           1.332                      --
                                                               2004        1.234           1.311                      --
                                                               2003        0.967           1.234                      --
                                                               2002        1.000           0.967                      --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2005        1.176           1.241                      --
                                                               2004        1.108           1.176                      --
                                                               2003        0.994           1.108                      --
                                                               2002        1.000           0.994                      --

   Global Life Sciences Portfolio -- Service Shares (5/00)..   2005        1.369           1.507                      --
                                                               2004        1.223           1.369                      --
                                                               2003        0.988           1.223                      --
                                                               2002        1.000           0.988                      --

   Global Technology Portfolio -- Service Shares (5/00).....   2005        1.337           1.461                      --
                                                               2004        1.356           1.337                      --
                                                               2003        0.944           1.356                      --
                                                               2002        1.000           0.944                      --

   Worldwide Growth Portfolio -- Service Shares (5/00)......   2005        1.217           1.259                      --
                                                               2004        1.188           1.217                      --
                                                               2003        0.980           1.188                      --
                                                               2002        1.000           0.980                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.498           1.527                      --
                                                               2004        1.330           1.498                      --
                                                               2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.369           1.385                      --
                                                               2004        1.239           1.369                      --
                                                               2003        1.000           1.239                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Mid-Cap Value Portfolio (5/03)...........................   2005        1.525           1.618                      --
                                                               2004        1.255           1.525                      --
                                                               2003        1.000           1.255                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service
   Shares (5/04)............................................   2005        1.070           1.109                      --
                                                               2004        1.000           1.070                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.114           1.115                      --
                                                               2004        1.044           1.114                      --
                                                               2003        1.000           1.044                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.071           1.076                      --
                                                               2004        1.042           1.071                      --
                                                               2003        1.012           1.042                      --
                                                               2002        1.000           1.012                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        1.307           1.374                      --
                                                               2004        1.240           1.307                      --
                                                               2003        0.958           1.240                      --
                                                               2002        1.000           0.958                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.427           1.569                      --
                                                               2004        1.253           1.427                      --
                                                               2003        0.994           1.253                      --
                                                               2002        1.000           0.994                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.773           1.860                      --
                                                               2004        1.433           1.773                      --
                                                               2003        0.977           1.433                      --
                                                               2002        1.000           0.977                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.389           1.417                      --
                                                               2004        1.308           1.389                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   All Cap Fund -- Class I  (continued).....................   2003        0.960           1.308                      --
                                                               2002        1.000           0.960                      --

   Investors Fund -- Class I (5/01).........................   2005        1.345           1.405                      --
                                                               2004        1.243           1.345                      --
                                                               2003        0.958           1.243                      --
                                                               2002        1.000           0.958                      --

   Large Cap Growth Fund -- Class I (5/02)..................   2005        1.341           1.383                      --
                                                               2004        1.361           1.341                      --
                                                               2003        0.961           1.361                      --
                                                               2002        1.000           0.961                      --

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.597           1.642                      --
                                                               2004        1.415           1.597                      --
                                                               2003        0.970           1.415                      --
                                                               2002        1.000           0.970                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.279           1.364                      --
                                                               2004        1.226           1.279                      --
                                                               2003        0.967           1.226                      --
                                                               2002        1.000           0.967                      --

   Convertible Securities Portfolio (5/00)..................   2005        1.284           1.263                      --
                                                               2004        1.232           1.284                      --
                                                               2003        0.996           1.232                      --
                                                               2002        1.000           0.996                      --

   Disciplined Mid Cap Stock Portfolio (5/00)...............   2005        1.462           1.611                      --
                                                               2004        1.281           1.462                      --
                                                               2003        0.977           1.281                      --
                                                               2002        1.000           0.977                      --

   Equity Income Portfolio (4/00)...........................   2005        1.327           1.359                      --
                                                               2004        1.232           1.327                      --
                                                               2003        0.958           1.232                      --
                                                               2002        1.000           0.958                      --

   Federated High Yield Portfolio (5/00)....................   2005        1.303           1.309                      --
                                                               2004        1.204           1.303                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
Federated High Yield Portfolio  (continued)..............   2003        1.003           1.204                      --
                                                            2002        1.000           1.003                      --

Federated Stock Portfolio (5/00).........................   2005        1.325           1.368                      --
                                                            2004        1.223           1.325                      --
                                                            2003        0.978           1.223                      --
                                                            2002        1.000           0.978                      --

Large Cap Portfolio (11/99)..............................   2005        1.233           1.314                      --
                                                            2004        1.181           1.233                      --
                                                            2003        0.967           1.181                      --
                                                            2002        1.000           0.967                      --

Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000           1.075                      --

Managed Allocation Series: Conservative
Portfolio (8/05).........................................   2005        1.021           1.028                      --

Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002           1.044                      --

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)...................................................   2005        1.000           1.062                      --

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05).........................................   2005        1.000           1.035                      --

Mercury Large Cap Core Portfolio (8/00)..................   2005        1.313           1.442                      --
                                                            2004        1.156           1.313                      --
                                                            2003        0.973           1.156                      --
                                                            2002        1.000           0.973                      --

MFS Emerging Growth Portfolio (4/00).....................   2005        1.358           1.317                      --
                                                            2004        1.229           1.358                      --
                                                            2003        0.971           1.229                      --
                                                            2002        1.000           0.971                      --

MFS Mid Cap Growth Portfolio (5/00)......................   2005        1.463           1.478                      --
                                                            2004        1.308           1.463                      --
                                                            2003        0.974           1.308                      --
                                                            2002        1.000           0.974                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
MFS Total Return Portfolio (6/00)........................   2005        1.230           1.242                      --
                                                            2004        1.126           1.230                      --
                                                            2003        0.986           1.126                      --
                                                            2002        1.000           0.986                      --

MFS Value Portfolio (5/04)...............................   2005        1.118           1.166                      --
                                                            2004        1.000           1.118                      --

Mondrian International Stock Portfolio (5/00)............   2005        1.432           1.537                      --
                                                            2004        1.262           1.432                      --
                                                            2003        1.001           1.262                      --
                                                            2002        1.000           1.001                      --

Pioneer Fund Portfolio (5/03)............................   2005        1.320           1.372                      --
                                                            2004        1.212           1.320                      --
                                                            2003        1.000           1.212                      --

Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.019           1.060                      --

Pioneer Strategic Income Portfolio (5/00)................   2005        1.285           1.306                      --
                                                            2004        1.181           1.285                      --
                                                            2003        1.008           1.181                      --
                                                            2002        1.000           1.008                      --

Strategic Equity Portfolio (11/99).......................   2005        1.361           1.361                      --
                                                            2004        1.260           1.361                      --
                                                            2003        0.969           1.260                      --
                                                            2002        1.000           0.969                      --

Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.133                      --

Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.987           1.105                      --

Travelers Quality Bond Portfolio (5/00)..................   2005        1.077           1.073                      --
                                                            2004        1.063           1.077                      --
                                                            2003        1.014           1.063                      --
                                                            2002        1.000           1.014                      --

U.S. Government Securities Portfolio (5/04)..............   2005        1.048           1.072                      --
                                                            2004        1.000           1.048                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.989           0.993                      --
                                                               2004        0.998           0.989                      --
                                                               2003        1.000           0.998                      --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.079           1.104                      --
                                                               2004        1.000           1.079                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/01).............   2005        1.438           1.467                      --
                                                               2004        1.249           1.438                      --
                                                               2003        0.974           1.249                      --
                                                               2002        1.000           0.974                      --

   Enterprise Portfolio -- Class II Shares (5/01)...........   2005        1.211           1.280                      --
                                                               2004        1.190           1.211                      --
                                                               2003        0.966           1.190                      --
                                                               2002        1.000           0.966                      --

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class 2 (5/00)..........  2005        1.406           1.607                      --
                                                               2004        1.245           1.406                      --
                                                               2003        0.991           1.245                      --
                                                               2002        1.000           0.991                      --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (5/01).................................................   2005        1.159           1.371                      --
                                                               2004        1.167           1.159                      --
                                                               2003        0.953           1.167                      --
                                                               2002        1.000           0.953                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.633           1.889                      --
                                                               2004        1.336           1.633                      --
                                                               2003        0.986           1.336                      --
                                                               2002        1.000           0.986                      --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                       SEPARATE ACCOUNT CHARGES 2.00% (B)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Capital Appreciation Fund (5/00).........................   2005        1.389           1.610                      --
                                                               2004        1.186           1.389                      --
                                                               2003        0.968           1.186                      --
                                                               2002        1.000           0.968                      --

   High Yield Bond Trust (5/04).............................   2005        1.066           1.058                      --
                                                               2004        1.000           1.066                      --

   Managed Assets Trust (5/04)..............................   2005        1.074           1.093                      --
                                                               2004        1.000           1.074                      --

   Money Market Portfolio (2/98)............................   2005        0.978           0.986                   6,451
                                                               2004        0.987           0.978                   6,455
                                                               2003        1.000           0.987                   4,284
                                                               2002        1.000           1.000                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.224           1.268                      --
                                                               2004        1.181           1.224                      --
                                                               2003        0.963           1.181                      --
                                                               2002        1.000           0.963                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.217           1.370                      --
                                                               2004        1.146           1.217                      --
                                                               2003        0.948           1.146                      --
                                                               2002        1.000           0.948                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.452           1.624                  44,913
                                                               2004        1.305           1.452                  48,619
                                                               2003        0.984           1.305                  14,702
                                                               2002        1.000           0.984                      --

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.420           1.618                 312,331
                                                               2004        1.288           1.420                  62,507

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Growth Fund -- Class 2 Shares  (continued)...............   2003        0.961           1.288                  28,789
                                                               2002        1.000           0.961                      --

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.364           1.415                 329,811
                                                               2004        1.261           1.364                  67,721
                                                               2003        0.971           1.261                  34,172
                                                               2002        1.000           0.971                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)....   2005        1.684           2.112                      --
                                                               2004        1.375           1.684                      --
                                                               2003        0.982           1.375                      --
                                                               2002        1.000           0.982                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        1.701           1.787                   2,411
                                                               2004        1.321           1.701                      --
                                                               2003        1.005           1.321                      --
                                                               2002        1.000           1.005                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (5/00)...................................................   2005        1.187           1.215                   6,448
                                                               2004        1.153           1.187                   6,461
                                                               2003        0.971           1.153                   4,966
                                                               2002        1.000           0.971                      --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (5/00)............................................   2005        1.375           1.427                  10,668
                                                               2004        1.260           1.375                  10,675
                                                               2003        0.976           1.260                  10,676
                                                               2002        1.000           0.976                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund --
   Class III (11/03)........................................   2005        1.202           1.298                      --
                                                               2004        1.074           1.202                      --
                                                               2003        1.000           1.074                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.200           1.295                      --
                                                               2004        1.067           1.200                      --
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.347           1.459                   9,384
                                                               2004        1.220           1.347                   7,977
                                                               2003        0.994           1.220                   8,525
                                                               2002        1.000           0.994                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.763           2.202                   1,822
                                                               2004        1.442           1.763                      --
                                                               2003        1.000           1.442                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)...................................................   2005        1.489           1.608                  35,105
                                                               2004        1.281           1.489                  33,262
                                                               2003        0.989           1.281                  19,255
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.438           1.535                   5,269
                                                               2004        1.265           1.438                   3,817
                                                               2003        0.976           1.265                   4,335
                                                               2002        1.000           0.976                      --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (2/01).........   2005        1.308           1.337                      --
                                                               2004        1.211           1.308                  16,232
                                                               2003        0.967           1.211                      --
                                                               2002        1.000           0.967                      --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02)....................................   2005        1.394           1.502                   8,114
                                                               2004        1.304           1.394                   8,114
                                                               2003        0.949           1.304                   8,114
                                                               2002        1.000           0.949                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (5/02)..........................................   2005        1.311           1.332                      --
                                                               2004        1.234           1.311                      --
                                                               2003        0.967           1.234                      --
                                                               2002        1.000           0.967                      --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2005        1.176           1.241                      --
                                                               2004        1.108           1.176                      --
                                                               2003        0.994           1.108                      --
                                                               2002        1.000           0.994                      --

   Global Life Sciences Portfolio -- Service Shares (5/00)..   2005        1.369           1.507                      --
                                                               2004        1.223           1.369                      --
                                                               2003        0.988           1.223                      --
                                                               2002        1.000           0.988                      --

   Global Technology Portfolio -- Service Shares (5/00).....   2005        1.337           1.461                      --
                                                               2004        1.356           1.337                      --
                                                               2003        0.944           1.356                      --
                                                               2002        1.000           0.944                      --

   Worldwide Growth Portfolio -- Service Shares (5/00)......   2005        1.217           1.259                   9,123
                                                               2004        1.188           1.217                   9,123
                                                               2003        0.980           1.188                   9,123
                                                               2002        1.000           0.980                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.498           1.527                      --
                                                               2004        1.330           1.498                      --
                                                               2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.369           1.385                  42,459
                                                               2004        1.239           1.369                   7,792
                                                               2003        1.000           1.239                   8,654

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Mid-Cap Value Portfolio (5/03)...........................   2005        1.525           1.618                  37,584
                                                               2004        1.255           1.525                  12,377
                                                               2003        1.000           1.255                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service
   Shares (5/04)............................................   2005        1.070           1.109                      --
                                                               2004        1.000           1.070                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.114           1.115                   4,299
                                                               2004        1.044           1.114                      --
                                                               2003        1.000           1.044                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.071           1.076                  58,308
                                                               2004        1.042           1.071                  46,736
                                                               2003        1.012           1.042                  44,582
                                                               2002        1.000           1.012                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        1.307           1.374                      --
                                                               2004        1.240           1.307                      --
                                                               2003        0.958           1.240                      --
                                                               2002        1.000           0.958                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.427           1.569                   8,851
                                                               2004        1.253           1.427                   8,851
                                                               2003        0.994           1.253                   8,851
                                                               2002        1.000           0.994                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.773           1.860                  10,786
                                                               2004        1.433           1.773                  10,791
                                                               2003        0.977           1.433                      --
                                                               2002        1.000           0.977                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.389           1.417                  22,130
                                                               2004        1.308           1.389                  14,493

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   All Cap Fund -- Class I  (continued).....................   2003        0.960           1.308                  14,500
                                                               2002        1.000           0.960                      --

   Investors Fund -- Class I (5/01).........................   2005        1.345           1.405                      --
                                                               2004        1.243           1.345                  58,340
                                                               2003        0.958           1.243                      --
                                                               2002        1.000           0.958                      --

   Large Cap Growth Fund -- Class I (5/02)..................   2005        1.341           1.383                      --
                                                               2004        1.361           1.341                      --
                                                               2003        0.961           1.361                      --
                                                               2002        1.000           0.961                      --

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.597           1.642                      --
                                                               2004        1.415           1.597                      --
                                                               2003        0.970           1.415                      --
                                                               2002        1.000           0.970                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.279           1.364                   8,374
                                                               2004        1.226           1.279                   8,383
                                                               2003        0.967           1.226                   5,578
                                                               2002        1.000           0.967                      --

   Convertible Securities Portfolio (5/00)..................   2005        1.284           1.263                   8,323
                                                               2004        1.232           1.284                   8,332
                                                               2003        0.996           1.232                   5,538
                                                               2002        1.000           0.996                      --

   Disciplined Mid Cap Stock Portfolio (5/00)...............   2005        1.462           1.611                   8,768
                                                               2004        1.281           1.462                   8,768
                                                               2003        0.977           1.281                   8,768
                                                               2002        1.000           0.977                      --

   Equity Income Portfolio (4/00)...........................   2005        1.327           1.359                  13,055
                                                               2004        1.232           1.327                   8,460
                                                               2003        0.958           1.232                   5,654
                                                               2002        1.000           0.958                      --

   Federated High Yield Portfolio (5/00)....................   2005        1.303           1.309                   8,508
                                                               2004        1.204           1.303                   8,508

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
Federated High Yield Portfolio  (continued)..............   2003        1.003           1.204                   8,508
                                                            2002        1.000           1.003                      --

Federated Stock Portfolio (5/00).........................   2005        1.325           1.368                      --
                                                            2004        1.223           1.325                      --
                                                            2003        0.978           1.223                      --
                                                            2002        1.000           0.978                      --

Large Cap Portfolio (11/99)..............................   2005        1.233           1.314                  20,495
                                                            2004        1.181           1.233                   4,359
                                                            2003        0.967           1.181                   2,910
                                                            2002        1.000           0.967                      --

Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000           1.075                      --

Managed Allocation Series: Conservative Portfolio
(8/05)...................................................   2005        1.021           1.028                      --

Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002           1.044                      --

Managed Allocation Series: Moderate-Aggressive
Portfolio (5/05).........................................   2005        1.000           1.062                      --

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05).........................................   2005        1.000           1.035                      --

Mercury Large Cap Core Portfolio (8/00)..................   2005        1.313           1.442                   2,699
                                                            2004        1.156           1.313                      --
                                                            2003        0.973           1.156                      --
                                                            2002        1.000           0.973                      --

MFS Emerging Growth Portfolio (4/00).....................   2005        1.358           1.317                      --
                                                            2004        1.229           1.358                   4,075
                                                            2003        0.971           1.229                   4,077
                                                            2002        1.000           0.971                      --

MFS Mid Cap Growth Portfolio (5/00)......................   2005        1.463           1.478                 119,921
                                                            2004        1.308           1.463                      --
                                                            2003        0.974           1.308                      --
                                                            2002        1.000           0.974                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
MFS Total Return Portfolio (6/00)........................   2005        1.230           1.242                 124,916
                                                            2004        1.126           1.230                 121,385
                                                            2003        0.986           1.126                  75,188
                                                            2002        1.000           0.986                      --

MFS Value Portfolio (5/04)...............................   2005        1.118           1.166                 244,454
                                                            2004        1.000           1.118                      --

Mondrian International Stock Portfolio (5/00)............   2005        1.432           1.537                      --
                                                            2004        1.262           1.432                      --
                                                            2003        1.001           1.262                      --
                                                            2002        1.000           1.001                      --

Pioneer Fund Portfolio (5/03)............................   2005        1.320           1.372                      --
                                                            2004        1.212           1.320                      --
                                                            2003        1.000           1.212                      --

Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.019           1.060                      --

Pioneer Strategic Income Portfolio (5/00)................   2005        1.285           1.306                   1,456
                                                            2004        1.181           1.285                      --
                                                            2003        1.008           1.181                      --
                                                            2002        1.000           1.008                      --

Strategic Equity Portfolio (11/99).......................   2005        1.361           1.361                      --
                                                            2004        1.260           1.361                      --
                                                            2003        0.969           1.260                      --
                                                            2002        1.000           0.969                      --

Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.133                      --

Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.987           1.105                      --

Travelers Quality Bond Portfolio (5/00)..................   2005        1.077           1.073                   3,356
                                                            2004        1.063           1.077                   3,363
                                                            2003        1.014           1.063                   2,115
                                                            2002        1.000           1.014                      --

U.S. Government Securities Portfolio (5/04)..............   2005        1.048           1.072                      --
                                                            2004        1.000           1.048                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.989           0.993                      --
                                                               2004        0.998           0.989                      --
                                                               2003        1.000           0.998                      --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.079           1.104                      --
                                                               2004        1.000           1.079                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/01).............   2005        1.438           1.467                   7,146
                                                               2004        1.249           1.438                   7,648
                                                               2003        0.974           1.249                   8,465
                                                               2002        1.000           0.974                      --

   Enterprise Portfolio -- Class II Shares (5/01)...........   2005        1.211           1.280                      --
                                                               2004        1.190           1.211                      --
                                                               2003        0.966           1.190                      --
                                                               2002        1.000           0.966                      --

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class 2 (5/00)..........  2005        1.406           1.607                  13,005
                                                               2004        1.245           1.406                  13,010
                                                               2003        0.991           1.245                  11,624
                                                               2002        1.000           0.991                      --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (5/01).................................................   2005        1.159           1.371                      --
                                                               2004        1.167           1.159                      --
                                                               2003        0.953           1.167                      --
                                                               2002        1.000           0.953                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.633           1.889                  40,951
                                                               2004        1.336           1.633                  40,964
                                                               2003        0.986           1.336                  27,832
                                                               2002        1.000           0.986                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Capital Appreciation Fund (5/00).........................   2005        1.341           1.553                  15,582
                                                               2004        1.145           1.341                      --
                                                               2003        1.000           1.145                      --

   High Yield Bond Trust (5/04).............................   2005        1.065           1.057                      --
                                                               2004        1.000           1.065                      --

   Managed Assets Trust (5/04)..............................   2005        1.073           1.092                      --
                                                               2004        1.000           1.073                      --

   Money Market Portfolio (2/98)............................   2005        0.984           0.992                      --
                                                               2004        0.995           0.984                      --
                                                               2003        1.000           0.995                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.152           1.193                      --
                                                               2004        1.112           1.152                      --
                                                               2003        1.000           1.112                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.160           1.305                 241,007
                                                               2004        1.093           1.160                      --
                                                               2003        1.000           1.093                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.320           1.476               1,571,889
                                                               2004        1.188           1.320                 418,416
                                                               2003        1.000           1.188                  12,571

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.266           1.442               5,816,470
                                                               2004        1.149           1.266               1,448,922
                                                               2003        1.000           1.149                   2,496

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.240           1.286               7,302,980
                                                               2004        1.147           1.240               1,766,970
                                                               2003        1.000           1.147                  98,693

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)....   2005        1.497           1.877                      --
                                                               2004        1.223           1.497                      --
                                                               2003        1.000           1.223                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        1.471           1.545                  18,462
                                                               2004        1.143           1.471                      --
                                                               2003        1.000           1.143                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (5/00)...................................................   2005        1.145           1.171                      --
                                                               2004        1.112           1.145                      --
                                                               2003        1.000           1.112                      --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (5/00)............................................   2005        1.253           1.299                      --
                                                               2004        1.148           1.253                      --
                                                               2003        1.000           1.148                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.201           1.297                  73,812
                                                               2004        1.074           1.201                      --
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.199           1.294                 388,532
                                                               2004        1.067           1.199                   2,234
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.233           1.336               1,148,738
                                                               2004        1.117           1.233                 362,129
                                                               2003        1.000           1.117                  33,112

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.543           1.927                 665,125
                                                               2004        1.263           1.543                  60,640
                                                               2003        1.000           1.263                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)...................................................   2005        1.365           1.474               1,468,418
                                                               2004        1.176           1.365                 334,841
                                                               2003        1.000           1.176                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.320           1.408                 839,302
                                                               2004        1.161           1.320                 186,548
                                                               2003        1.000           1.161                      --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (2/01).........   2005        1.220           1.246                 421,906
                                                               2004        1.130           1.220                 138,787
                                                               2003        1.000           1.130                  46,185

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02)....................................   2005        1.224           1.318                      --
                                                               2004        1.145           1.224                      --
                                                               2003        1.000           1.145                      --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (5/02)..........................................   2005        1.195           1.213                      --
                                                               2004        1.125           1.195                      --
                                                               2003        1.000           1.125                      --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2005        1.142           1.205                      --
                                                               2004        1.077           1.142                      --
                                                               2003        1.000           1.077                      --

   Global Life Sciences Portfolio -- Service Shares (5/00)..   2005        1.250           1.376                      --
                                                               2004        1.117           1.250                      --
                                                               2003        1.000           1.117                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
Global Technology Portfolio -- Service Shares (5/00).....   2005        1.182           1.291                      --
                                                            2004        1.199           1.182                      --
                                                            2003        1.000           1.199                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Worldwide Growth Portfolio -- Service Shares (5/00)......   2005        1.169           1.209                      --
                                                               2004        1.142           1.169                      --
                                                               2003        1.000           1.142                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.320           1.345                 318,467
                                                               2004        1.173           1.320                  55,847
                                                               2003        1.000           1.173                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.259           1.273                 640,552
                                                               2004        1.140           1.259                 215,528
                                                               2003        1.000           1.140                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.405           1.490                 911,562
                                                               2004        1.156           1.405                 195,242
                                                               2003        1.000           1.156                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.069           1.108                      --
                                                               2004        1.000           1.069                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.116           1.116               1,721,354
                                                               2004        1.046           1.116                 321,614
                                                               2003        1.000           1.046                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.053           1.057               3,359,573
                                                               2004        1.025           1.053                 692,716
                                                               2003        1.000           1.025                  79,184

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        1.187           1.247                      --
                                                               2004        1.126           1.187                      --
                                                               2003        1.000           1.126                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.344           1.477                      --
                                                               2004        1.180           1.344                      --
                                                               2003        1.000           1.180                      --

   Putnam VT Small Cap Value Fund -- Class IB
   Shares (5/01)............................................   2005        1.529           1.603                 203,460
                                                               2004        1.236           1.529                  26,473
                                                               2003        1.000           1.236                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.242           1.266                  47,544
                                                               2004        1.170           1.242                  47,407
                                                               2003        1.000           1.170                      --

   Investors Fund -- Class I (5/01).........................   2005        1.240           1.295                  30,398
                                                               2004        1.147           1.240                     866
                                                               2003        1.000           1.147                      --

   Large Cap Growth Fund -- Class I (5/02)..................   2005        1.145           1.180                      --
                                                               2004        1.162           1.145                      --
                                                               2003        1.000           1.162                      --

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.395           1.433                  87,329
                                                               2004        1.237           1.395                  25,125
                                                               2003        1.000           1.237                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.186           1.264                 197,321
                                                               2004        1.137           1.186                  11,931
                                                               2003        1.000           1.137                      --

   Convertible Securities Portfolio (5/00)..................   2005        1.149           1.130                      --
                                                               2004        1.103           1.149                      --
                                                               2003        1.000           1.103                      --

   Disciplined Mid Cap Stock Portfolio (5/00)...............   2005        1.337           1.473                      --
                                                               2004        1.172           1.337                      --
                                                               2003        1.000           1.172                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
Equity Income Portfolio (4/00)...........................   2005        1.219           1.248                 597,391
                                                            2004        1.133           1.219                  63,101
                                                            2003        1.000           1.133                  21,231

Federated High Yield Portfolio (5/00)....................   2005        1.180           1.185                      --
                                                            2004        1.091           1.180                      --
                                                            2003        1.000           1.091                      --

Federated Stock Portfolio (5/00).........................   2005        1.241           1.281                      --
                                                            2004        1.146           1.241                      --
                                                            2003        1.000           1.146                      --

Large Cap Portfolio (11/99)..............................   2005        1.172           1.249                  44,437
                                                            2004        1.123           1.172                  14,345
                                                            2003        1.000           1.123                      --

Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000           1.074                   4,241

Managed Allocation Series: Conservative
Portfolio (8/05).........................................   2005        1.021           1.028                      --

Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002           1.043                 598,255

Managed Allocation Series: Moderate-Aggressive
Portfolio (5/05).........................................   2005        1.000           1.062                 914,988

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05).........................................   2005        1.000           1.035                 117,413

Mercury Large Cap Core Portfolio (8/00)..................   2005        1.237           1.358                  95,543
                                                            2004        1.090           1.237                  10,421
                                                            2003        1.000           1.090                   1,812

MFS Emerging Growth Portfolio (4/00).....................   2005        1.221           1.184                      --
                                                            2004        1.106           1.221                  18,394
                                                            2003        1.000           1.106                      --

MFS Mid Cap Growth Portfolio (5/00)......................   2005        1.265           1.278                  44,347
                                                            2004        1.132           1.265                      --
                                                            2003        1.000           1.132                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
MFS Total Return Portfolio (6/00)........................   2005        1.178           1.188               2,684,475
                                                            2004        1.079           1.178                 984,342
                                                            2003        1.000           1.079                  69,945

MFS Value Portfolio (5/04)...............................   2005        1.117           1.165                 914,698
                                                            2004        1.000           1.117                 116,014

Mondrian International Stock Portfolio (5/00)............   2005        1.314           1.410                 514,753
                                                            2004        1.159           1.314                 113,964
                                                            2003        1.000           1.159                      --

Pioneer Fund Portfolio (5/03)............................   2005        1.227           1.274                 168,161
                                                            2004        1.127           1.227                  90,074
                                                            2003        1.000           1.127                  13,260

Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.019           1.059                  37,255

Pioneer Strategic Income Portfolio (5/00)................   2005        1.173           1.191                 848,537
                                                            2004        1.079           1.173                 288,907
                                                            2003        1.000           1.079                      --

Strategic Equity Portfolio (11/99).......................   2005        1.206           1.206                      --
                                                            2004        1.117           1.206                      --
                                                            2003        1.000           1.117                      --

Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.133                  34,973

Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.987           1.105                  31,332

Travelers Quality Bond Portfolio (5/00)..................   2005        1.037           1.032                      --
                                                            2004        1.024           1.037                      --
                                                            2003        1.000           1.024                      --

U.S. Government Securities Portfolio (5/04)..............   2005        1.048           1.071                      --
                                                            2004        1.000           1.048                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.989           0.991                 611,166
                                                               2004        0.997           0.989                  41,912
                                                               2003        1.000           0.997                  13,532

   Social Awareness Stock Portfolio (5/04)..................   2005        1.078           1.103                      --
                                                               2004        1.000           1.078                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/01).............   2005        1.307           1.333                      --
                                                               2004        1.136           1.307                      --
                                                               2003        1.000           1.136                      --

   Enterprise Portfolio -- Class II Shares (5/01)...........   2005        1.152           1.218                      --
                                                               2004        1.133           1.152                      --
                                                               2003        1.000           1.133                      --

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class 2 (5/00)..........  2005        1.287           1.471                      --
                                                               2004        1.141           1.287                      --
                                                               2003        1.000           1.141                      --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (5/01).................................................   2005        1.097           1.297                      --
                                                               2004        1.105           1.097                      --
                                                               2003        1.000           1.105                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.463           1.692                 753,845
                                                               2004        1.198           1.463                 122,159
                                                               2003        1.000           1.198                   1,675

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Capital Appreciation Fund (5/00).........................   2005        1.340           1.551                      --
                                                               2004        1.145           1.340                      --
                                                               2003        1.000           1.145                      --

   High Yield Bond Trust (5/04).............................   2005        1.065           1.057                      --
                                                               2004        1.000           1.065                      --

   Managed Assets Trust (5/04)..............................   2005        1.073           1.091                      --
                                                               2004        1.000           1.073                      --

   Money Market Portfolio (2/98)............................   2005        0.984           0.991                      --
                                                               2004        0.994           0.984                      --
                                                               2003        1.000           0.994                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.152           1.191                      --
                                                               2004        1.112           1.152                      --
                                                               2003        1.000           1.112                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.159           1.304                      --
                                                               2004        1.093           1.159                      --
                                                               2003        1.000           1.093                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.319           1.474                  31,243
                                                               2004        1.187           1.319                  14,907
                                                               2003        1.000           1.187                      --

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.266           1.440                  17,786
                                                               2004        1.149           1.266                   5,032
                                                               2003        1.000           1.149                      --

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.239           1.284                  48,714
                                                               2004        1.147           1.239                  22,820
                                                               2003        1.000           1.147                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)....   2005        1.496           1.875                      --
                                                               2004        1.223           1.496                      --
                                                               2003        1.000           1.223                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        1.470           1.543                      --
                                                               2004        1.143           1.470                      --
                                                               2003        1.000           1.143                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (5/00)...................................................   2005        1.144           1.169                      --
                                                               2004        1.112           1.144                      --
                                                               2003        1.000           1.112                      --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (5/00)............................................   2005        1.252           1.297                      --
                                                               2004        1.148           1.252                      --
                                                               2003        1.000           1.148                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund --
   Class III (11/03)........................................   2005        1.201           1.295                      --
                                                               2004        1.074           1.201                      --
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.199           1.293                      --
                                                               2004        1.067           1.199                      --
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.232           1.334                   3,067
                                                               2004        1.117           1.232                      --
                                                               2003        1.000           1.117                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.542           1.924                  13,893
                                                               2004        1.263           1.542                  10,047
                                                               2003        1.000           1.263                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)...................................................   2005        1.364           1.472                  13,723
                                                               2004        1.175           1.364                   7,082
                                                               2003        1.000           1.175                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.319           1.406                      --
                                                               2004        1.161           1.319                      --
                                                               2003        1.000           1.161                      --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (2/01).........   2005        1.219           1.245                      --
                                                               2004        1.130           1.219                      --
                                                               2003        1.000           1.130                      --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02)....................................   2005        1.223           1.316                      --
                                                               2004        1.145           1.223                      --
                                                               2003        1.000           1.145                      --

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (5/02)..........................................   2005        1.194           1.212                      --
                                                               2004        1.125           1.194                      --
                                                               2003        1.000           1.125                      --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2005        1.142           1.204                      --
                                                               2004        1.077           1.142                      --
                                                               2003        1.000           1.077                      --

   Global Life Sciences Portfolio -- Service Shares (5/00)..   2005        1.249           1.374                      --
                                                               2004        1.117           1.249                      --
                                                               2003        1.000           1.117                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
Global Technology Portfolio -- Service Shares (5/00).....   2005        1.181           1.290                      --
                                                            2004        1.199           1.181                      --
                                                            2003        1.000           1.199                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Worldwide Growth Portfolio -- Service Shares (5/00)......   2005        1.168           1.208                      --
                                                               2004        1.141           1.168                      --
                                                               2003        1.000           1.141                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.320           1.344                      --
                                                               2004        1.173           1.320                      --
                                                               2003        1.000           1.173                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.258           1.272                      --
                                                               2004        1.140           1.258                      --
                                                               2003        1.000           1.140                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.404           1.488                  16,134
                                                               2004        1.156           1.404                   6,909
                                                               2003        1.000           1.156                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.069           1.107                      --
                                                               2004        1.000           1.069                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.115           1.115                  15,721
                                                               2004        1.046           1.115                  15,726
                                                               2003        1.000           1.046                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.052           1.056                   2,887
                                                               2004        1.024           1.052                      --
                                                               2003        1.000           1.024                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        1.186           1.246                      --
                                                               2004        1.126           1.186                      --
                                                               2003        1.000           1.126                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.343           1.475                      --
                                                               2004        1.180           1.343                      --
                                                               2003        1.000           1.180                      --

   Putnam VT Small Cap Value Fund -- Class IB
   Shares (5/01)............................................   2005        1.528           1.601                   8,267
                                                               2004        1.236           1.528                   4,239
                                                               2003        1.000           1.236                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.241           1.264                      --
                                                               2004        1.170           1.241                      --
                                                               2003        1.000           1.170                      --

   Investors Fund -- Class I (5/01).........................   2005        1.240           1.293                      --
                                                               2004        1.147           1.240                      --
                                                               2003        1.000           1.147                      --

   Large Cap Growth Fund -- Class I (5/02)..................   2005        1.144           1.179                      --
                                                               2004        1.162           1.144                      --
                                                               2003        1.000           1.162                      --

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.394           1.432                   9,176
                                                               2004        1.236           1.394                   4,623
                                                               2003        1.000           1.236                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.185           1.262                      --
                                                               2004        1.136           1.185                      --
                                                               2003        1.000           1.136                      --

   Convertible Securities Portfolio (5/00)..................   2005        1.148           1.128                      --
                                                               2004        1.103           1.148                      --
                                                               2003        1.000           1.103                      --

   Disciplined Mid Cap Stock Portfolio (5/00)...............   2005        1.336           1.471                      --
                                                               2004        1.172           1.336                      --
                                                               2003        1.000           1.172                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
Equity Income Portfolio (4/00)...........................   2005        1.218           1.246                      --
                                                            2004        1.132           1.218                      --
                                                            2003        1.000           1.132                      --

Federated High Yield Portfolio (5/00)....................   2005        1.179           1.184                      --
                                                            2004        1.091           1.179                      --
                                                            2003        1.000           1.091                      --

Federated Stock Portfolio (5/00).........................   2005        1.241           1.279                      --
                                                            2004        1.146           1.241                      --
                                                            2003        1.000           1.146                      --

Large Cap Portfolio (11/99)..............................   2005        1.172           1.247                      --
                                                            2004        1.123           1.172                      --
                                                            2003        1.000           1.123                      --

Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000           1.074                      --

Managed Allocation Series: Conservative
Portfolio (8/05).........................................   2005        1.021           1.027                      --

Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002           1.043                      --

Managed Allocation Series: Moderate-Aggressive
Portfolio (5/05).........................................   2005        1.000           1.062                      --

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05).........................................   2005        1.000           1.034                      --

Mercury Large Cap Core Portfolio (8/00)..................   2005        1.236           1.357                      --
                                                            2004        1.090           1.236                      --
                                                            2003        1.000           1.090                      --

MFS Emerging Growth Portfolio (4/00).....................   2005        1.220           1.183                      --
                                                            2004        1.105           1.220                      --
                                                            2003        1.000           1.105                      --

MFS Mid Cap Growth Portfolio (5/00)......................   2005        1.264           1.276                      --
                                                            2004        1.132           1.264                      --
                                                            2003        1.000           1.132                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
MFS Total Return Portfolio (6/00)........................   2005        1.177           1.187                   3,398
                                                            2004        1.078           1.177                      --
                                                            2003        1.000           1.078                      --

MFS Value Portfolio (5/04)...............................   2005        1.117           1.164                      --
                                                            2004        1.000           1.117                      --

Mondrian International Stock Portfolio (5/00)............   2005        1.313           1.408                      --
                                                            2004        1.158           1.313                      --
                                                            2003        1.000           1.158                      --

Pioneer Fund Portfolio (5/03)............................   2005        1.226           1.273                      --
                                                            2004        1.127           1.226                      --
                                                            2003        1.000           1.127                      --

Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.019           1.059                      --

Pioneer Strategic Income Portfolio (5/00)................   2005        1.172           1.190                   1,813
                                                            2004        1.079           1.172                      --
                                                            2003        1.000           1.079                      --

Strategic Equity Portfolio (11/99).......................   2005        1.205           1.204                      --
                                                            2004        1.116           1.205                      --
                                                            2003        1.000           1.116                      --

Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.132                      --

Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.986           1.105                      --

Travelers Quality Bond Portfolio (5/00)..................   2005        1.036           1.031                      --
                                                            2004        1.024           1.036                      --
                                                            2003        1.000           1.024                      --

U.S. Government Securities Portfolio (5/04)..............   2005        1.047           1.070                      --
                                                            2004        1.000           1.047                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.988           0.990                   7,492
                                                               2004        0.997           0.988                   4,396
                                                               2003        1.000           0.997                      --

   Social Awareness Stock Portfolio (5/04)..................   2005        1.078           1.102                      --
                                                               2004        1.000           1.078                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/01).............   2005        1.306           1.332                      --
                                                               2004        1.136           1.306                      --
                                                               2003        1.000           1.136                      --

   Enterprise Portfolio -- Class II Shares (5/01)...........   2005        1.151           1.216                      --
                                                               2004        1.133           1.151                      --
                                                               2003        1.000           1.133                      --

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class 2 (5/00).........   2005        1.286           1.469                      --
                                                               2004        1.141           1.286                      --
                                                               2003        1.000           1.141                      --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (5/01).................................................   2005        1.096           1.295                      --
                                                               2004        1.105           1.096                      --
                                                               2003        1.000           1.105                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.462           1.690                   2,304
                                                               2004        1.198           1.462                      --
                                                               2003        1.000           1.198                      --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                       SEPARATE ACCOUNT CHARGES 2.20% (B)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Capital Appreciation Fund (5/00).........................   2005        1.384           1.600                      --
                                                               2004        1.183           1.384                      --
                                                               2003        0.968           1.183                      --
                                                               2002        1.000           0.968                      --

   High Yield Bond Trust (5/04).............................   2005        1.064           1.055                      --
                                                               2004        1.000           1.064                      --

   Managed Assets Trust (5/04)..............................   2005        1.072           1.089                      --
                                                               2004        1.000           1.072                      --

   Money Market Portfolio (2/98)............................   2005        0.974           0.980                      --
                                                               2004        0.985           0.974                      --
                                                               2003        0.999           0.985                      --
                                                               2002        1.000           0.999                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        1.219           1.260                      --
                                                               2004        1.178           1.219                      --
                                                               2003        0.963           1.178                      --
                                                               2002        1.000           0.963                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.212           1.362                      --
                                                               2004        1.144           1.212                      --
                                                               2003        0.948           1.144                      --
                                                               2002        1.000           0.948                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.446           1.614                  67,669
                                                               2004        1.303           1.446                   9,897
                                                               2003        0.984           1.303                      --
                                                               2002        1.000           0.984                      --

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.415           1.608                 214,682
                                                               2004        1.285           1.415                  76,812

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Growth Fund -- Class 2 Shares  (continued)...............   2003        0.960           1.285                      --
                                                               2002        1.000           0.960                      --

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.358           1.406                 103,828
                                                               2004        1.258           1.358                  46,024
                                                               2003        0.971           1.258                      --
                                                               2002        1.000           0.971                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)....   2005        1.677           2.100                      --
                                                               2004        1.373           1.677                      --
                                                               2003        0.982           1.373                      --
                                                               2002        1.000           0.982                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        1.694           1.776                      --
                                                               2004        1.318           1.694                      --
                                                               2003        1.005           1.318                      --
                                                               2002        1.000           1.005                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (5/00)...................................................   2005        1.183           1.208                      --
                                                               2004        1.151           1.183                      --
                                                               2003        0.971           1.151                      --
                                                               2002        1.000           0.971                      --

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (5/00)............................................   2005        1.370           1.418                      --
                                                               2004        1.258           1.370                      --
                                                               2003        0.976           1.258                      --
                                                               2002        1.000           0.976                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.199           1.293                      --
                                                               2004        1.073           1.199                      --
                                                               2003        1.000           1.073                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.197           1.290                  19,251
                                                               2004        1.067           1.197                      --
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.341           1.450                  26,983
                                                               2004        1.217           1.341                      --
                                                               2003        0.994           1.217                      --
                                                               2002        1.000           0.994                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.757           2.190                  60,556
                                                               2004        1.440           1.757                   6,217
                                                               2003        1.000           1.440                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)...................................................   2005        1.483           1.598                  85,320
                                                               2004        1.279           1.483                   7,327
                                                               2003        0.989           1.279                      --
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.433           1.526                   5,708
                                                               2004        1.262           1.433                      --
                                                               2003        0.976           1.262                      --
                                                               2002        1.000           0.976                      --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (2/01).........   2005        1.303           1.329                      --
                                                               2004        1.208           1.303                      --
                                                               2003        0.967           1.208                      --
                                                               2002        1.000           0.967                      --

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02)....................................   2005        1.388           1.493                      --
                                                               2004        1.301           1.388                      --
                                                               2003        0.949           1.301                      --
                                                               2002        1.000           0.949                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (5/02)..........................................   2005        1.306           1.324                      --
                                                               2004        1.231           1.306                      --
                                                               2003        0.967           1.231                      --
                                                               2002        1.000           0.967                      --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2005        1.172           1.234                      --
                                                               2004        1.106           1.172                      --
                                                               2003        0.994           1.106                      --
                                                               2002        1.000           0.994                      --

   Global Life Sciences Portfolio -- Service Shares (5/00)..   2005        1.363           1.498                      --
                                                               2004        1.220           1.363                      --
                                                               2003        0.988           1.220                      --
                                                               2002        1.000           0.988                      --

   Global Technology Portfolio -- Service Shares (5/00).....   2005        1.331           1.453                      --
                                                               2004        1.353           1.331                      --
                                                               2003        0.944           1.353                      --
                                                               2002        1.000           0.944                      --

   Worldwide Growth Portfolio -- Service Shares (5/00)......   2005        1.212           1.252                      --
                                                               2004        1.185           1.212                      --
                                                               2003        0.980           1.185                      --
                                                               2002        1.000           0.980                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.493           1.519                      --
                                                               2004        1.329           1.493                      --
                                                               2003        1.000           1.329                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.364           1.378                  38,601
                                                               2004        1.238           1.364                   3,941
                                                               2003        1.000           1.238                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Mid-Cap Value Portfolio (5/03)...........................   2005        1.520           1.610                  69,714
                                                               2004        1.253           1.520                  11,391
                                                               2003        1.000           1.253                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares
   (5/04)...................................................   2005        1.068           1.105                      --
                                                               2004        1.000           1.068                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.110           1.109                 325,632
                                                               2004        1.042           1.110                 237,615
                                                               2003        1.000           1.042                  27,845

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.067           1.069                  57,561
                                                               2004        1.040           1.067                   1,618
                                                               2003        1.012           1.040                      --
                                                               2002        1.000           1.012                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (5/01)...................................................   2005        1.302           1.366                      --
                                                               2004        1.237           1.302                      --
                                                               2003        0.958           1.237                      --
                                                               2002        1.000           0.958                      --

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.421           1.560                      --
                                                               2004        1.250           1.421                      --
                                                               2003        0.994           1.250                      --
                                                               2002        1.000           0.994                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.765           1.848                  23,633
                                                               2004        1.430           1.765                   9,211
                                                               2003        0.977           1.430                      --
                                                               2002        1.000           0.977                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.383           1.408                      --
                                                               2004        1.305           1.383                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   All Cap Fund -- Class I  (continued).....................   2003        0.960           1.305                      --
                                                               2002        1.000           0.960                      --

   Investors Fund -- Class I (5/01).........................   2005        1.340           1.396                      --
                                                               2004        1.241           1.340                      --
                                                               2003        0.958           1.241                      --
                                                               2002        1.000           0.958                      --

   Large Cap Growth Fund -- Class I (5/02)..................   2005        1.336           1.375                      --
                                                               2004        1.358           1.336                      --
                                                               2003        0.961           1.358                      --
                                                               2002        1.000           0.961                      --

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.591           1.632                      --
                                                               2004        1.412           1.591                      --
                                                               2003        0.970           1.412                      --
                                                               2002        1.000           0.970                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.274           1.355                  19,700
                                                               2004        1.223           1.274                  19,700
                                                               2003        0.967           1.223                      --
                                                               2002        1.000           0.967                      --

   Convertible Securities Portfolio (5/00)..................   2005        1.278           1.255                      --
                                                               2004        1.230           1.278                      --
                                                               2003        0.995           1.230                      --
                                                               2002        1.000           0.995                      --

   Disciplined Mid Cap Stock Portfolio (5/00)...............   2005        1.456           1.602                      --
                                                               2004        1.278           1.456                      --
                                                               2003        0.977           1.278                      --
                                                               2002        1.000           0.977                      --

   Equity Income Portfolio (4/00)...........................   2005        1.322           1.351                  49,399
                                                               2004        1.230           1.322                      --
                                                               2003        0.958           1.230                      --
                                                               2002        1.000           0.958                      --

   Federated High Yield Portfolio (5/00)....................   2005        1.297           1.302                      --
                                                               2004        1.201           1.297                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
Federated High Yield Portfolio  (continued)..............   2003        1.003           1.201                      --
                                                            2002        1.000           1.003                      --

Federated Stock Portfolio (5/00).........................   2005        1.320           1.360                      --
                                                            2004        1.220           1.320                      --
                                                            2003        0.978           1.220                      --
                                                            2002        1.000           0.978                      --

Large Cap Portfolio (11/99)..............................   2005        1.228           1.306                      --
                                                            2004        1.179           1.228                      --
                                                            2003        0.966           1.179                      --
                                                            2002        1.000           0.966                      --

Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000           1.074                      --

Managed Allocation Series: Conservative
Portfolio (8/05).........................................   2005        1.020           1.027                      --

Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002           1.042                      --

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)...................................................   2005        1.000           1.061                      --

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05).........................................   2005        1.000           1.034                      --

Mercury Large Cap Core Portfolio (8/00)..................   2005        1.308           1.433                   8,261
                                                            2004        1.153           1.308                   8,261
                                                            2003        0.973           1.153                      --
                                                            2002        1.000           0.973                      --

MFS Emerging Growth Portfolio (4/00).....................   2005        1.353           1.311                      --
                                                            2004        1.227           1.353                   7,169
                                                            2003        0.971           1.227                      --
                                                            2002        1.000           0.971                      --

MFS Mid Cap Growth Portfolio (5/00)......................   2005        1.457           1.469                   6,707
                                                            2004        1.306           1.457                      --
                                                            2003        0.974           1.306                      --
                                                            2002        1.000           0.974                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
MFS Total Return Portfolio (6/00)........................   2005        1.225           1.234                      --
                                                            2004        1.124           1.225                      --
                                                            2003        0.986           1.124                      --
                                                            2002        1.000           0.986                      --

MFS Value Portfolio (5/04)...............................   2005        1.116           1.163                      --
                                                            2004        1.000           1.116                      --

Mondrian International Stock Portfolio (5/00)............   2005        1.426           1.528                  24,266
                                                            2004        1.259           1.426                  24,269
                                                            2003        1.001           1.259                      --
                                                            2002        1.000           1.001                      --

Pioneer Fund Portfolio (5/03)............................   2005        1.316           1.364                      --
                                                            2004        1.210           1.316                      --
                                                            2003        1.000           1.210                      --

Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.019           1.058                      --

Pioneer Strategic Income Portfolio (5/00)................   2005        1.280           1.298                      --
                                                            2004        1.179           1.280                      --
                                                            2003        1.008           1.179                      --
                                                            2002        1.000           1.008                      --

Strategic Equity Portfolio (11/99).......................   2005        1.355           1.353                  18,478
                                                            2004        1.257           1.355                  18,478
                                                            2003        0.969           1.257                      --
                                                            2002        1.000           0.969                      --

Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.132                      --

Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.986           1.104                      --

Travelers Quality Bond Portfolio (5/00)..................   2005        1.072           1.066                      --
                                                            2004        1.061           1.072                      --
                                                            2003        1.014           1.061                      --
                                                            2002        1.000           1.014                      --

U.S. Government Securities Portfolio (5/04)..............   2005        1.047           1.068                      --
                                                            2004        1.000           1.047                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.987           0.988                  21,058
                                                               2004        0.997           0.987                   6,036
                                                               2003        1.000           0.997                   1,321

   Social Awareness Stock Portfolio (5/04)..................   2005        1.077           1.100                      --
                                                               2004        1.000           1.077                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/01).............   2005        1.432           1.458                      --
                                                               2004        1.247           1.432                      --
                                                               2003        0.974           1.247                      --
                                                               2002        1.000           0.974                      --

   Enterprise Portfolio -- Class II Shares (5/01)...........   2005        1.206           1.273                      --
                                                               2004        1.188           1.206                      --
                                                               2003        0.966           1.188                      --
                                                               2002        1.000           0.966                      --

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class 2 (5/00)..........  2005        1.400           1.598                      --
                                                               2004        1.243           1.400                      --
                                                               2003        0.991           1.243                      --
                                                               2002        1.000           0.991                      --

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (5/01).................................................   2005        1.154           1.363                      --
                                                               2004        1.165           1.154                      --
                                                               2003        0.953           1.165                      --
                                                               2002        1.000           0.953                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.626           1.878                  23,778
                                                               2004        1.334           1.626                      --
                                                               2003        0.986           1.334                      --
                                                               2002        1.000           0.986                      --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large -- Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

On 02/25/2005, The Smith Barney Equity Funds: Smith Barney Social Awareness Fund -- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness Stock Portfolio and is no longer available as a funding option.

On 02/25/2005, The Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by The Travelers Series Trust: U.S. Government Securities Portfolio and is no longer available as a funding option.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Janus Aspen Series: Balanced Portfolio -- Service Shares -- is no longer available to new contract owners.

Janus Aspen Series: Global Life Sciences Portfolio -- Service Shares is no longer available to new contract owners.

Janus Aspen Series: World Wide Growth Portfolio -- Service Shares is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

Van Kampen Life Investment Trust: Enterprise Portfolio -- Class II Shares is no longer available to new contract owners.

AIM V.I. Premier Equity Fund -- Series I is no longer available to new contract owners.

Credit Suisse Emerging Markets Portfolio is no longer available to new contract owners.

Fixed Fund is no longer available to new contract owners.

Janus Aspen Balanced Portfolio -- Service Shares is no longer available to new contract owners. Janus Aspen Global Life Sciences Portfolio -- Service Shares is no longer available to new contract owners.

                            VINTAGE XTRA -- SERIES II

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.65%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Capital Appreciation Fund (5/00).........................   2005        1.348           1.567                  12,756
                                                               2004        1.147           1.348                      --
                                                               2003        1.000           1.147                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.227           1.263                  70,443
                                                               2004        1.122           1.227                  47,564
                                                               2003        1.000           1.122                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.167           1.318                 126,621
                                                               2004        1.095           1.167                 127,017
                                                               2003        1.000           1.095                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.328           1.490                 414,331
                                                               2004        1.189           1.328                 209,668
                                                               2003        1.000           1.189                  11,198

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.274           1.456               1,448,021
                                                               2004        1.151           1.274                 594,397
                                                               2003        1.000           1.151                      --

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.247           1.298               1,466,940
                                                               2004        1.149           1.247                 707,032
                                                               2003        1.000           1.149                  24,831

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        1.480           1.560                  50,289
                                                               2004        1.145           1.480                      --
                                                               2003        1.000           1.145                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.207           1.308                      --
                                                               2004        1.074           1.207                      --
                                                               2003        1.000           1.074                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.205           1.305                 116,365
                                                               2004        1.067           1.205                      --
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.051                 157,029

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (4/00)............................................   2005        1.310           1.350                  80,057
                                                               2004        1.194           1.310                  79,792
                                                               2003        1.000           1.194                   8,288

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.240           1.348                 255,651
                                                               2004        1.119           1.240                  93,925
                                                               2003        1.000           1.119                   2,394

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.552           1.945                 212,727
                                                               2004        1.265           1.552                 109,299
                                                               2003        1.000           1.265                   7,153

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)...................................................   2005        1.373           1.488                 687,128
                                                               2004        1.177           1.373                 208,807
                                                               2003        1.000           1.177                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.327           1.421                 169,003
                                                               2004        1.163           1.327                  14,468
                                                               2003        1.000           1.163                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)............................   2005        1.200           1.231                 224,437
                                                               2004        1.121           1.200                 135,134
                                                               2003        1.000           1.121                  11,777

   Diversified Strategic Income Portfolio (2/01)............   2005        1.112           1.122                 244,418
                                                               2004        1.059           1.112                 165,730
                                                               2003        1.000           1.059                   7,260

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Equity Index Portfolio -- Class II Shares (2/01).........   2005        1.227           1.258                 263,534
                                                               2004        1.132           1.227                 165,512
                                                               2003        1.000           1.132                   2,383

   Fundamental Value Portfolio (4/01).......................   2005        1.246           1.284                 397,176
                                                               2004        1.171           1.246                 184,304
                                                               2003        1.000           1.171                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.355           1.493                  47,414
                                                               2004        1.144           1.355                   6,353
                                                               2003        1.000           1.144                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.328           1.358                 137,803
                                                               2004        1.175           1.328                  42,276
                                                               2003        1.000           1.175                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.266           1.286                 152,335
                                                               2004        1.142           1.266                  75,347
                                                               2003        1.000           1.142                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.413           1.504                 477,152
                                                               2004        1.158           1.413                 220,095
                                                               2003        1.000           1.158                   5,067

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.122           1.127                 460,270
                                                               2004        1.048           1.122                 152,537
                                                               2003        1.000           1.048                   7,307

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.059           1.067               1,570,341
                                                               2004        1.026           1.059                 184,224
                                                               2003        1.000           1.026                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.351           1.491                      --
                                                               2004        1.182           1.351                      --
                                                               2003        1.000           1.182                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2005        1.537           1.619                 144,056
                                                               2004        1.238           1.537                  31,452
                                                               2003        1.000           1.238                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.248           1.278                  72,040
                                                               2004        1.172           1.248                  72,054
                                                               2003        1.000           1.172                      --

   Investors Fund -- Class I (5/01).........................   2005        1.247           1.307                  19,843
                                                               2004        1.149           1.247                  19,843
                                                               2003        1.000           1.149                      --

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.402           1.447                  55,569
                                                               2004        1.239           1.402                  31,281
                                                               2003        1.000           1.239                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.122           1.101                  34,881
                                                               2004        1.103           1.122                     326
                                                               2003        1.000           1.103                      --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        1.167           1.220                   6,478
                                                               2004        1.153           1.167                   6,481
                                                               2003        1.000           1.153                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.186           1.228               1,539,307
                                                               2004        1.131           1.186               1,197,888
                                                               2003        1.000           1.131                  18,486

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.127           1.155               1,067,047
                                                               2004        1.091           1.127                 566,801
                                                               2003        1.000           1.091                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.238           1.298                 847,950
                                                               2004        1.142           1.238                 216,095
                                                               2003        1.000           1.142                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.180           1.202                 156,295
                                                               2004        1.124           1.180                  53,951
                                                               2003        1.000           1.124                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.193           1.276                  45,298
                                                               2004        1.138           1.193                      --
                                                               2003        1.000           1.138                      --

   Equity Income Portfolio (4/00)...........................   2005        1.226           1.260                  90,175
                                                               2004        1.134           1.226                  60,231
                                                               2003        1.000           1.134                      --

   Large Cap Portfolio (11/99)..............................   2005        1.179           1.260                  39,091
                                                               2004        1.125           1.179                   9,902
                                                               2003        1.000           1.125                      --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000           1.077                      --

   Managed Allocation Series: Conservative
   Portfolio (8/05).........................................   2005        1.022           1.030                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002           1.046                 228,625

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.000           1.064                      --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05).........................................   2005        1.000           1.037                   3,439

   Mercury Large Cap Core Portfolio (8/00)..................   2005        1.244           1.371                 103,469
                                                               2004        1.091           1.244                      --
                                                               2003        1.000           1.091                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
MFS Emerging Growth Portfolio (4/00).....................   2005        1.228           1.191                      --
                                                            2004        1.107           1.228                  19,369
                                                            2003        1.000           1.107                      --

MFS Mid Cap Growth Portfolio (5/00)......................   2005        1.272           1.290                  72,204
                                                            2004        1.134           1.272                      --
                                                            2003        1.000           1.134                      --

MFS Total Return Portfolio (6/00)........................   2005        1.185           1.200                 933,290
                                                            2004        1.080           1.185                 545,728
                                                            2003        1.000           1.080                      --

MFS Value Portfolio (5/04)...............................   2005        1.120           1.173                  96,637
                                                            2004        1.000           1.120                      --

Mondrian International Stock Portfolio (5/00)............   2005        1.321           1.423                 153,843
                                                            2004        1.160           1.321                 109,099
                                                            2003        1.000           1.160                   1,167

Pioneer Fund Portfolio (5/03)............................   2005        1.234           1.286                  30,287
                                                            2004        1.129           1.234                  24,600
                                                            2003        1.000           1.129                      --

Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.020           1.062                      --

Pioneer Strategic Income Portfolio (5/00)................   2005        1.179           1.203                 374,138
                                                            2004        1.081           1.179                 117,524
                                                            2003        1.000           1.081                      --

Strategic Equity Portfolio (11/99).......................   2005        1.213           1.217                      --
                                                            2004        1.118           1.213                      --
                                                            2003        1.000           1.118                      --

Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.135                      --

Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.987           1.108                      --

Travelers Managed Income Portfolio (5/01)................   2005        1.043           1.040                 240,856
                                                            2004        1.031           1.043                 303,771
                                                            2003        1.000           1.031                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Van Kampen Enterprise Portfolio (8/00)...................   2005        1.155           1.225                   1,656
                                                               2004        1.130           1.155                      --
                                                               2003        1.000           1.130                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.994           1.001                 175,675
                                                               2004        0.999           0.994                 116,252
                                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (12/99).........   2005        1.230           1.351                 698,240
                                                               2004        1.138           1.230                 414,907
                                                               2003        1.000           1.138                  15,556

   Smith Barney High Income Portfolio (5/01)................   2005        1.198           1.210                 363,925
                                                               2004        1.103           1.198                 139,420
                                                               2003        1.000           1.103                      --

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)..................................................   2005        1.156           1.196                 245,369
                                                               2004        1.171           1.156                  62,721
                                                               2003        1.000           1.171                      --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.260           1.343                  91,898
                                                               2004        1.160           1.260                  60,929
                                                               2003        1.000           1.160                  11,142

   Smith Barney Money Market Portfolio (7/00)...............   2005        0.988           0.999                 438,507
                                                               2004        0.996           0.988                  93,816
                                                               2003        1.000           0.996                  98,846

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/00).......   2005        1.176           1.249                      --
                                                               2004        1.117           1.176                      --
                                                               2003        1.000           1.117                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.406           1.451                 127,518
                                                               2004        1.237           1.406                  79,725
                                                               2003        1.000           1.237                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (12/99).........   2005        1.297           1.490                 565,618
                                                               2004        1.143           1.297                 302,203
                                                               2003        1.000           1.143                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.471           1.708                 573,698
                                                               2004        1.200           1.471                 335,336
                                                               2003        1.000           1.200                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Capital Appreciation Fund (5/00).........................   2005        1.347           1.566                      --
                                                               2004        1.146           1.347                      --
                                                               2003        1.000           1.146                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.226           1.261                      --
                                                               2004        1.122           1.226                      --
                                                               2003        1.000           1.122                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.166           1.316                      --
                                                               2004        1.095           1.166                      --
                                                               2003        1.000           1.095                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.327           1.488                      --
                                                               2004        1.189           1.327                      --
                                                               2003        1.000           1.189                      --

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.273           1.454                  68,685
                                                               2004        1.151           1.273                      --
                                                               2003        1.000           1.151                      --

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.246           1.297                  41,770
                                                               2004        1.148           1.246                      --
                                                               2003        1.000           1.148                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        1.479           1.558                      --
                                                               2004        1.145           1.479                      --
                                                               2003        1.000           1.145                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.206           1.306                      --
                                                               2004        1.074           1.206                      --
                                                               2003        1.000           1.074                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.204           1.304                      --
                                                               2004        1.067           1.204                      --
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II
   Shares (5/05)............................................   2005        1.000           1.050                      --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (4/00)............................................   2005        1.309           1.348                      --
                                                               2004        1.194           1.309                      --
                                                               2003        1.000           1.194                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.239           1.347                      --
                                                               2004        1.119           1.239                      --
                                                               2003        1.000           1.119                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.551           1.943                   4,083
                                                               2004        1.265           1.551                      --
                                                               2003        1.000           1.265                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)...................................................   2005        1.372           1.486                  17,058
                                                               2004        1.177           1.372                      --
                                                               2003        1.000           1.177                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.326           1.420                      --
                                                               2004        1.163           1.326                      --
                                                               2003        1.000           1.163                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)............................   2005        1.199           1.230                      --
                                                               2004        1.121           1.199                      --
                                                               2003        1.000           1.121                      --

   Diversified Strategic Income Portfolio (2/01)............   2005        1.111           1.120                      --
                                                               2004        1.059           1.111                      --
                                                               2003        1.000           1.059                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Equity Index Portfolio -- Class II Shares (2/01).........   2005        1.226           1.257                      --
                                                               2004        1.131           1.226                      --
                                                               2003        1.000           1.131                      --

   Fundamental Value Portfolio (4/01).......................   2005        1.245           1.283                      --
                                                               2004        1.170           1.245                      --
                                                               2003        1.000           1.170                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.354           1.492                      --
                                                               2004        1.143           1.354                      --
                                                               2003        1.000           1.143                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.327           1.357                      --
                                                               2004        1.175           1.327                      --
                                                               2003        1.000           1.175                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.265           1.284                  25,228
                                                               2004        1.142           1.265                      --
                                                               2003        1.000           1.142                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.412           1.502                  39,532
                                                               2004        1.158           1.412                      --
                                                               2003        1.000           1.158                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.121           1.126                      --
                                                               2004        1.047           1.121                      --
                                                               2003        1.000           1.047                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.058           1.066                  55,696
                                                               2004        1.026           1.058                      --
                                                               2003        1.000           1.026                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.350           1.490                      --
                                                               2004        1.182           1.350                      --
                                                               2003        1.000           1.182                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Putnam VT Small Cap Value Fund -- Class IB
   Shares (5/01)............................................   2005        1.536           1.617                   4,769
                                                               2004        1.238           1.536                      --
                                                               2003        1.000           1.238                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.248           1.276                      --
                                                               2004        1.172           1.248                      --
                                                               2003        1.000           1.172                      --

   Investors Fund -- Class I (5/01).........................   2005        1.246           1.305                      --
                                                               2004        1.149           1.246                      --
                                                               2003        1.000           1.149                      --

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.401           1.445                      --
                                                               2004        1.238           1.401                      --
                                                               2003        1.000           1.238                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.121           1.100                      --
                                                               2004        1.103           1.121                      --
                                                               2003        1.000           1.103                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2005        1.166           1.219                      --
                                                               2004        1.153           1.166                      --
                                                               2003        1.000           1.153                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.185           1.226                  34,680
                                                               2004        1.130           1.185                  34,697
                                                               2003        1.000           1.130                      --

   Multiple Discipline Portfolio -- Balanced All Cap
   Growth and Value (10/02).................................   2005        1.126           1.154                  35,321
                                                               2004        1.091           1.126                  35,338
                                                               2003        1.000           1.091                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.238           1.296                      --
                                                               2004        1.142           1.238                      --
                                                               2003        1.000           1.142                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.180           1.201                      --
                                                               2004        1.124           1.180                      --
                                                               2003        1.000           1.124                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.192           1.274                      --
                                                               2004        1.138           1.192                      --
                                                               2003        1.000           1.138                      --

   Equity Income Portfolio (4/00)...........................   2005        1.225           1.258                      --
                                                               2004        1.134           1.225                      --
                                                               2003        1.000           1.134                      --

   Large Cap Portfolio (11/99)..............................   2005        1.178           1.259                      --
                                                               2004        1.125           1.178                      --
                                                               2003        1.000           1.125                      --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000           1.077                      --

   Managed Allocation Series: Conservative
   Portfolio (8/05).........................................   2005        1.022           1.030                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002           1.045                      --

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.000           1.064                      --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05).........................................   2005        1.000           1.037                      --

   Mercury Large Cap Core Portfolio (8/00)..................   2005        1.243           1.370                      --
                                                               2004        1.091           1.243                      --
                                                               2003        1.000           1.091                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
MFS Emerging Growth Portfolio (4/00).....................   2005        1.227           1.190                      --
                                                            2004        1.107           1.227                      --
                                                            2003        1.000           1.107                      --

MFS Mid Cap Growth Portfolio (5/00)......................   2005        1.272           1.288                      --
                                                            2004        1.133           1.272                      --
                                                            2003        1.000           1.133                      --

MFS Total Return Portfolio (6/00)........................   2005        1.184           1.198                  65,233
                                                            2004        1.080           1.184                      --
                                                            2003        1.000           1.080                      --

MFS Value Portfolio (5/04)...............................   2005        1.120           1.172                  58,172
                                                            2004        1.000           1.120                      --

Mondrian International Stock Portfolio (5/00)............   2005        1.320           1.422                  27,034
                                                            2004        1.160           1.320                      --
                                                            2003        1.000           1.160                      --

Pioneer Fund Portfolio (5/03)............................   2005        1.233           1.285                      --
                                                            2004        1.129           1.233                      --
                                                            2003        1.000           1.129                      --

Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.020           1.061                      --

Pioneer Strategic Income Portfolio (5/00)................   2005        1.179           1.201                      --
                                                            2004        1.081           1.179                      --
                                                            2003        1.000           1.081                      --

Strategic Equity Portfolio (11/99).......................   2005        1.212           1.216                      --
                                                            2004        1.118           1.212                      --
                                                            2003        1.000           1.118                      --

Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.135                      --

Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.987           1.108                      --

Travelers Managed Income Portfolio (5/01)................   2005        1.042           1.039                      --
                                                            2004        1.031           1.042                      --
                                                            2003        1.000           1.031                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Van Kampen Enterprise Portfolio (8/00)...................   2005        1.154           1.223                      --
                                                               2004        1.130           1.154                      --
                                                               2003        1.000           1.130                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.993           0.999                  34,065
                                                               2004        0.998           0.993                      --
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (12/99).........   2005        1.230           1.350                  26,346
                                                               2004        1.137           1.230                      --
                                                               2003        1.000           1.137                      --

   Smith Barney High Income Portfolio (5/01)................   2005        1.198           1.208                   2,569
                                                               2004        1.103           1.198                      --
                                                               2003        1.000           1.103                      --

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)..................................................   2005        1.155           1.195                  24,521
                                                               2004        1.170           1.155                      --
                                                               2003        1.000           1.170                      --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.259           1.341                      --
                                                               2004        1.160           1.259                      --
                                                               2003        1.000           1.160                      --

   Smith Barney Money Market Portfolio (7/00)...............   2005        0.987           0.998                      --
                                                               2004        0.995           0.987                      --
                                                               2003        1.000           0.995                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/00).......   2005        1.175           1.247                      --
                                                               2004        1.117           1.175                      --
                                                               2003        1.000           1.117                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.405           1.449                   5,248
                                                               2004        1.236           1.405                      --
                                                               2003        1.000           1.236                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (12/99).........   2005        1.296           1.489                  29,512
                                                               2004        1.143           1.296                      --
                                                               2003        1.000           1.143                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.470           1.706                  16,862
                                                               2004        1.200           1.470                      --
                                                               2003        1.000           1.200                      --

                         CONDENSED FINANCIAL INFORMATION

                       SEPARATE ACCOUNT CHARGES 1.80% (B)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Capital Appreciation Fund (5/00).........................   2005        0.571           0.662                      --
                                                               2004        0.486           0.571                      --
                                                               2003        0.396           0.486                      --
                                                               2002        0.538           0.396                      --
                                                               2001        0.634           0.538                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.115           1.145                  40,871
                                                               2004        1.020           1.115                     636
                                                               2003        0.786           1.020                     636
                                                               2002        1.000           0.786                   3,637

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        0.656           0.740                      --
                                                               2004        0.616           0.656                      --
                                                               2003        0.509           0.616                      --
                                                               2002        0.749           0.509                      --
                                                               2001        0.836           0.749                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.087           1.218               1,320,739
                                                               2004        0.975           1.087                  37,597
                                                               2003        0.734           0.975                      --
                                                               2002        0.875           0.734                      --
                                                               2001        0.993           0.875                      --

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.078           1.230               1,336,163
                                                               2004        0.975           1.078                  44,993
                                                               2003        0.726           0.975                      --
                                                               2002        0.978           0.726                      --
                                                               2001        1.088           0.978                      --

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.248           1.297               1,337,544
                                                               2004        1.151           1.248                  79,855
                                                               2003        0.885           1.151                   9,264
                                                               2002        1.104           0.885                   9,270
                                                               2001        1.121           1.104                   8,328

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        2.183           2.298                  32,726
                                                               2004        1.692           2.183                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Delaware VIP REIT Series -- Standard Class  (continued)..   2003        1.285           1.692                      --
                                                               2002        1.252           1.285                      --
                                                               2001        1.146           1.252                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.205           1.304                      --
                                                               2004        1.074           1.205                      --
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.203           1.301                      --
                                                               2004        1.067           1.203                      --
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II
   Shares (5/05)............................................   2005        1.000           1.050                   5,118

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (4/00)............................................   2005        0.829           0.853                   1,110
                                                               2004        0.757           0.829                      --
                                                               2003        0.562           0.757                      --
                                                               2002        0.802           0.562                      --
                                                               2001        0.826           0.802                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.146           1.244                  56,759
                                                               2004        1.036           1.146                      --
                                                               2003        0.842           1.036                      --
                                                               2002        1.000           0.842                   2,000

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.769           2.214                  71,397
                                                               2004        1.444           1.769                      --
                                                               2003        1.000           1.444                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)...................................................   2005        1.063           1.151                 202,256
                                                               2004        0.913           1.063                      --
                                                               2003        0.703           0.913                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (continued)..............................................   2002        0.879           0.703                      --
                                                               2001        1.028           0.879                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.168           1.249                   3,603
                                                               2004        1.025           1.168                      --
                                                               2003        0.790           1.025                      --
                                                               2002        1.000           0.790                   2,000

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)............................   2005        1.022           1.047                  16,951
                                                               2004        0.956           1.022                     437
                                                               2003        0.782           0.956                      --
                                                               2002        0.965           0.782                      --
                                                               2001        1.009           0.965                      --

   Diversified Strategic Income Portfolio (2/01)............   2005        1.214           1.222                      --
                                                               2004        1.157           1.214                      --
                                                               2003        1.055           1.157                      --
                                                               2002        1.024           1.055                      --
                                                               2001        1.045           1.024                      --

   Equity Index Portfolio -- Class II Shares (2/01).........   2005        0.846           0.866                      --
                                                               2004        0.781           0.846                      --
                                                               2003        0.623           0.781                      --
                                                               2002        0.817           0.623                      --
                                                               2001        0.885           0.817                      --

   Fundamental Value Portfolio (4/01).......................   2005        1.294           1.332                   2,595
                                                               2004        1.217           1.294                      --
                                                               2003        0.894           1.217                      --
                                                               2002        1.157           0.894                      --
                                                               2001        1.212           1.157                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        0.442           0.486                   4,005
                                                               2004        0.373           0.442                      --
                                                               2003        0.282           0.373                      --
                                                               2002        0.399           0.282                      --
                                                               2001        0.535           0.399                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.503           1.536                   1,236
                                                               2004        1.332           1.503                      --
                                                               2003        1.000           1.332                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.373           1.393                  16,654
                                                               2004        1.241           1.373                      --
                                                               2003        1.000           1.241                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.531           1.627                  51,553
                                                               2004        1.256           1.531                      --
                                                               2003        1.000           1.256                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.118           1.121                  77,348
                                                               2004        1.045           1.118                      --
                                                               2003        1.000           1.045                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.195           1.203                  50,305
                                                               2004        1.160           1.195                      --
                                                               2003        1.125           1.160                      --
                                                               2002        1.050           1.125                      --
                                                               2001        1.000           1.050                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        0.996           1.098                      --
                                                               2004        0.873           0.996                      --
                                                               2003        0.691           0.873                      --
                                                               2002        0.855           0.691                      --
                                                               2001        1.000           0.855                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.588           1.669                   7,967
                                                               2004        1.281           1.588                   7,671
                                                               2003        0.871           1.281                   7,676
                                                               2002        1.086           0.871                   7,682
                                                               2001        1.000           1.086                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.286           1.314                   9,081
                                                               2004        1.209           1.286                   9,087
                                                               2003        0.885           1.209                   9,092
                                                               2002        1.203           0.885                   9,099
                                                               2001        1.189           1.203                   7,692

   Investors Fund -- Class I (5/01).........................   2005        1.153           1.206                   9,994
                                                               2004        1.064           1.153                  10,000
                                                               2003        0.818           1.064                  10,006
                                                               2002        1.083           0.818                  10,013
                                                               2001        1.166           1.083                   8,469

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.347           1.388                      --
                                                               2004        1.191           1.347                      --
                                                               2003        0.815           1.191                      --
                                                               2002        1.270           0.815                      --
                                                               2001        1.225           1.270                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        0.798           0.782                      --
                                                               2004        0.786           0.798                      --
                                                               2003        0.648           0.786                      --
                                                               2002        0.891           0.648                      --
                                                               2001        1.000           0.891                      --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        0.855           0.893                      --
                                                               2004        0.846           0.855                      --
                                                               2003        0.641           0.846                      --
                                                               2002        0.892           0.641                      --
                                                               2001        1.000           0.892                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.434           1.482                 164,822
                                                               2004        1.369           1.434                   7,468
                                                               2003        1.060           1.369                      --
                                                               2002        1.000           1.060                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.281           1.312                 355,951
                                                               2004        1.242           1.281                  12,104
                                                               2003        1.037           1.242                      --
                                                               2002        1.000           1.037                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.502           1.571                   3,649
                                                               2004        1.387           1.502                   3,656
                                                               2003        1.073           1.387                      --
                                                               2002        1.000           1.073                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.419           1.443                  54,936
                                                               2004        1.353           1.419                   3,767
                                                               2003        1.068           1.353                      --
                                                               2002        1.000           1.068                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        0.856           0.914                  12,688
                                                               2004        0.818           0.856                      --
                                                               2003        0.644           0.818                      --
                                                               2002        0.862           0.644                      --
                                                               2001        1.000           0.862                      --

   Equity Income Portfolio (4/00)...........................   2005        1.218           1.250                      --
                                                               2004        1.129           1.218                      --
                                                               2003        0.876           1.129                      --
                                                               2002        1.037           0.876                      --
                                                               2001        1.099           1.037                      --

   Large Cap Portfolio (11/99)..............................   2005        0.747           0.798                      --
                                                               2004        0.714           0.747                      --
                                                               2003        0.583           0.714                      --
                                                               2002        0.769           0.583                      --
                                                               2001        0.864           0.769                      --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000           1.076                  10,572

   Managed Allocation Series: Conservative Portfolio
   (8/05)...................................................   2005        1.021           1.029                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002           1.045                 219,969

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)...................................................   2005        1.000           1.063                 123,404

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05).........................................   2005        1.000           1.036                      --

Mercury Large Cap Core Portfolio (8/00)..................   2005        0.800           0.881                      --
                                                            2004        0.703           0.800                      --
                                                            2003        0.591           0.703                      --
                                                            2002        0.803           0.591                      --
                                                            2001        0.951           0.803                      --

MFS Emerging Growth Portfolio (4/00).....................   2005        0.640           0.621                      --
                                                            2004        0.578           0.640                      --
                                                            2003        0.456           0.578                      --
                                                            2002        0.706           0.456                      --
                                                            2001        0.888           0.706                      --

MFS Mid Cap Growth Portfolio (5/00)......................   2005        0.556           0.563                 102,138
                                                            2004        0.496           0.556                      --
                                                            2003        0.369           0.496                      --
                                                            2002        0.734           0.369                      --
                                                            2001        0.847           0.734                      --

MFS Total Return Portfolio (6/00)........................   2005        1.318           1.333               1,081,146
                                                            2004        1.204           1.318                  39,320
                                                            2003        1.052           1.204                   7,893
                                                            2002        1.131           1.052                   7,911
                                                            2001        1.155           1.131                   7,931

MFS Value Portfolio (5/04)...............................   2005        1.119           1.170                  84,896
                                                            2004        1.000           1.119                      --

Mondrian International Stock Portfolio (5/00)............   2005        0.838           0.902                      --
                                                            2004        0.737           0.838                      --
                                                            2003        0.584           0.737                      --
                                                            2002        0.683           0.584                      --
                                                            2001        0.891           0.683                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Pioneer Fund Portfolio (5/03)............................   2005        1.325           1.379                      --
                                                               2004        1.214           1.325                      --
                                                               2003        1.000           1.214                      --

   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.020           1.061                      --

   Pioneer Strategic Income Portfolio (5/00)................   2005        1.350           1.375                   1,728
                                                               2004        1.239           1.350                      --
                                                               2003        1.055           1.239                      --
                                                               2002        1.015           1.055                      --
                                                               2001        1.031           1.015                      --

   Strategic Equity Portfolio (11/99).......................   2005        0.724           0.725                   3,790
                                                               2004        0.668           0.724                      --
                                                               2003        0.513           0.668                      --
                                                               2002        0.787           0.513                      --
                                                               2001        0.916           0.787                      --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.134                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.987           1.107                      --

   Travelers Managed Income Portfolio (5/01)................   2005        1.198           1.193                  45,531
                                                               2004        1.186           1.198                   9,463
                                                               2003        1.114           1.186                   9,469
                                                               2002        1.110           1.114                   9,476
                                                               2001        1.098           1.110                   8,027

   Van Kampen Enterprise Portfolio (8/00)...................   2005        0.653           0.692                      --
                                                               2004        0.641           0.653                      --
                                                               2003        0.519           0.641                      --
                                                               2002        0.748           0.519                      --
                                                               2001        0.819           0.748                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.992           0.997                   1,355
                                                               2004        0.998           0.992                      --
                                                               2003        1.000           0.998                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Smith Barney Aggressive Growth Portfolio (12/99).........   2005        1.225           1.344                  27,786
                                                               2004        1.135           1.225                  15,643
                                                               2003        0.859           1.135                   8,560
                                                               2002        1.298           0.859                   8,566
                                                               2001        1.316           1.298                   7,100

   Smith Barney High Income Portfolio (5/01)................   2005        1.121           1.130                  71,855
                                                               2004        1.033           1.121                      --
                                                               2003        0.825           1.033                      --
                                                               2002        0.868           0.825                      --
                                                               2001        0.943           0.868                      --

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)..................................................   2005        0.905           0.936                  21,356
                                                               2004        0.918           0.905                  21,387
                                                               2003        0.634           0.918                  10,331
                                                               2002        0.858           0.634                  10,355
                                                               2001        0.916           0.858                  10,382

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.313           1.397                  31,690
                                                               2004        1.211           1.313                  31,028
                                                               2003        0.950           1.211                  22,951
                                                               2002        1.196           0.950                  22,970
                                                               2001        1.260           1.196                  22,991

   Smith Barney Money Market Portfolio (7/00)...............   2005        1.042           1.052                 114,612
                                                               2004        1.051           1.042                 185,056
                                                               2003        1.063           1.051                      --
                                                               2002        1.069           1.063                      --
                                                               2001        1.057           1.069                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/00).......   2005        0.722           0.766                      --
                                                               2004        0.687           0.722                      --
                                                               2003        0.549           0.687                      --
                                                               2002        0.829           0.549                      --
                                                               2001        1.026           0.829                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.090           1.123                     449
                                                               2004        0.960           1.090                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)..............................................   2003        0.688           0.960                      --
                                                               2002        0.943           0.688                      --
                                                               2001        1.000           0.943                      --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (12/99).........   2005        1.143           1.312                  33,397
                                                               2004        1.009           1.143                      --
                                                               2003        0.800           1.009                      --
                                                               2002        0.900           0.800                      --
                                                               2001        0.956           0.900                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.507           1.746                  54,841
                                                               2004        1.230           1.507                      --
                                                               2003        0.906           1.230                      --
                                                               2002        1.025           0.906                      --
                                                               2001        1.000           1.025                      --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Capital Appreciation Fund (5/00).........................   2005        1.344           1.560                      --
                                                               2004        1.146           1.344                      --
                                                               2003        1.000           1.146                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.224           1.257                  85,963
                                                               2004        1.121           1.224                  83,568
                                                               2003        1.000           1.121                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.163           1.312                      --
                                                               2004        1.094           1.163                      --
                                                               2003        1.000           1.094                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.324           1.483                 173,703
                                                               2004        1.188           1.324                 263,884
                                                               2003        1.000           1.188                      --

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.270           1.449                 135,328
                                                               2004        1.150           1.270                 276,644
                                                               2003        1.000           1.150                      --

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.244           1.292                 566,690
                                                               2004        1.148           1.244                 534,239
                                                               2003        1.000           1.148                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        1.475           1.552                      --
                                                               2004        1.144           1.475                      --
                                                               2003        1.000           1.144                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
  (11/03)...................................................   2005        1.204           1.302                  11,552
                                                               2004        1.074           1.204                  11,520
                                                               2003        1.000           1.074                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.202           1.299                     689
                                                               2004        1.067           1.202                      --
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.049                  10,523

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (4/00)............................................   2005        1.306           1.344                   9,220
                                                               2004        1.193           1.306                   9,224
                                                               2003        1.000           1.193                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.236           1.342                 175,517
                                                               2004        1.118           1.236                   9,762
                                                               2003        1.000           1.118                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.547           1.936                   6,490
                                                               2004        1.264           1.547                   6,128
                                                               2003        1.000           1.264                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)...................................................   2005        1.369           1.481                  88,290
                                                               2004        1.176           1.369                  35,130
                                                               2003        1.000           1.176                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.324           1.415                  82,995
                                                               2004        1.162           1.324                      --
                                                               2003        1.000           1.162                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)............................   2005        1.197           1.225                  28,255
                                                               2004        1.120           1.197                   8,849
                                                               2003        1.000           1.120                      --

   Diversified Strategic Income Portfolio (2/01)............   2005        1.109           1.116                  23,955
                                                               2004        1.058           1.109                      --
                                                               2003        1.000           1.058                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Equity Index Portfolio -- Class II Shares (2/01).........   2005        1.224           1.252                      --
                                                               2004        1.131           1.224                      --
                                                               2003        1.000           1.131                      --

   Fundamental Value Portfolio (4/01).......................   2005        1.243           1.278                 147,957
                                                               2004        1.170           1.243                 279,395
                                                               2003        1.000           1.170                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.351           1.486                      --
                                                               2004        1.143           1.351                      --
                                                               2003        1.000           1.143                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.324           1.352                   2,759
                                                               2004        1.174           1.324                      --
                                                               2003        1.000           1.174                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.262           1.279                  91,971
                                                               2004        1.141           1.262                  75,180
                                                               2003        1.000           1.141                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.409           1.497                 144,789
                                                               2004        1.157           1.409                  70,760
                                                               2003        1.000           1.157                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.119           1.122                 101,530
                                                               2004        1.047           1.119                  96,680
                                                               2003        1.000           1.047                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.056           1.062                 251,533
                                                               2004        1.025           1.056                  44,977
                                                               2003        1.000           1.025                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.348           1.484                      --
                                                               2004        1.181           1.348                      --
                                                               2003        1.000           1.181                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.533           1.611                  77,768
                                                               2004        1.237           1.533                 236,179
                                                               2003        1.000           1.237                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.245           1.272                  10,131
                                                               2004        1.171           1.245                  11,919
                                                               2003        1.000           1.171                      --

   Investors Fund -- Class I (5/01).........................   2005        1.244           1.301                  17,942
                                                               2004        1.148           1.244                  17,949
                                                               2003        1.000           1.148                      --

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.399           1.440                  24,159
                                                               2004        1.238           1.399                  26,711
                                                               2003        1.000           1.238                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.119           1.096                   8,556
                                                               2004        1.102           1.119                   7,191
                                                               2003        1.000           1.102                      --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        1.164           1.214                  10,822
                                                               2004        1.152           1.164                  12,731
                                                               2003        1.000           1.152                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.183           1.222                 206,486
                                                               2004        1.130           1.183                 141,272
                                                               2003        1.000           1.130                      --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.124           1.150                  29,137
                                                               2004        1.090           1.124                  29,159
                                                               2003        1.000           1.090                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.235           1.292                  29,733
                                                               2004        1.141           1.235                      --
                                                               2003        1.000           1.141                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.177           1.197                  22,058
                                                               2004        1.123           1.177                      --
                                                               2003        1.000           1.123                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.189           1.270                      --
                                                               2004        1.138           1.189                      --
                                                               2003        1.000           1.138                      --

   Equity Income Portfolio (4/00)...........................   2005        1.223           1.254                  39,678
                                                               2004        1.133           1.223                  33,990
                                                               2003        1.000           1.133                      --

   Large Cap Portfolio (11/99)..............................   2005        1.176           1.254                      --
                                                               2004        1.124           1.176                      --
                                                               2003        1.000           1.124                      --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000           1.076                      --

   Managed Allocation Series: Conservative Portfolio
   (8/05)...................................................   2005        1.021           1.029                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002           1.044                 125,731

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.000           1.063                  25,169

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05).........................................   2005        1.000           1.036                      --

   Mercury Large Cap Core Portfolio (8/00)..................   2005        1.241           1.365                      --
                                                               2004        1.091           1.241                      --
                                                               2003        1.000           1.091                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
MFS Emerging Growth Portfolio (4/00).....................   2005        1.224           1.187                      --
                                                            2004        1.106           1.224                      --
                                                            2003        1.000           1.106                      --

MFS Mid Cap Growth Portfolio (5/00)......................   2005        1.269           1.284                      --
                                                            2004        1.133           1.269                      --
                                                            2003        1.000           1.133                      --

MFS Total Return Portfolio (6/00)........................   2005        1.181           1.194                 306,564
                                                            2004        1.080           1.181                 168,861
                                                            2003        1.000           1.080                      --

MFS Value Portfolio (5/04)...............................   2005        1.119           1.169                 130,699
                                                            2004        1.000           1.119                  54,680

Mondrian International Stock Portfolio (5/00)............   2005        1.318           1.417                  53,400
                                                            2004        1.160           1.318                  23,515
                                                            2003        1.000           1.160                      --

Pioneer Fund Portfolio (5/03)............................   2005        1.231           1.280                  38,066
                                                            2004        1.128           1.231                  12,985
                                                            2003        1.000           1.128                      --

Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.020           1.061                      --

Pioneer Strategic Income Portfolio (5/00)................   2005        1.176           1.197                  66,834
                                                            2004        1.080           1.176                      --
                                                            2003        1.000           1.080                      --

Strategic Equity Portfolio (11/99).......................   2005        1.209           1.211                      --
                                                            2004        1.118           1.209                      --
                                                            2003        1.000           1.118                      --

Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.134                      --

Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.987           1.107                      --

Travelers Managed Income Portfolio (5/01)................   2005        1.040           1.035                  12,115
                                                            2004        1.030           1.040                  12,120
                                                            2003        1.000           1.030                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Van Kampen Enterprise Portfolio (8/00)...................   2005        1.152           1.219                   3,010
                                                               2004        1.129           1.152                      --
                                                               2003        1.000           1.129                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.991           0.996                  10,692
                                                               2004        0.998           0.991                      --
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (12/99).........   2005        1.227           1.345                 134,703
                                                               2004        1.137           1.227                 243,568
                                                               2003        1.000           1.137                      --

   Smith Barney High Income Portfolio (5/01)................   2005        1.195           1.204                  24,597
                                                               2004        1.102           1.195                  22,846
                                                               2003        1.000           1.102                      --

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)..................................................   2005        1.152           1.190                  18,564
                                                               2004        1.170           1.152                  12,249
                                                               2003        1.000           1.170                      --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.257           1.336                      --
                                                               2004        1.159           1.257                      --
                                                               2003        1.000           1.159                      --

   Smith Barney Money Market Portfolio (7/00)...............   2005        0.985           0.994                  15,216
                                                               2004        0.995           0.985                      --
                                                               2003        1.000           0.995                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/00).......   2005        1.173           1.243                      --
                                                               2004        1.116           1.173                      --
                                                               2003        1.000           1.116                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.402           1.444                  15,629
                                                               2004        1.236           1.402                  14,738
                                                               2003        1.000           1.236                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (12/99).........   2005        1.293           1.483                  59,970
                                                               2004        1.142           1.293                  27,499
                                                               2003        1.000           1.142                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.467           1.700                  89,020
                                                               2004        1.199           1.467                  20,405
                                                               2003        1.000           1.199                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Capital Appreciation Fund (5/00).........................   2005        1.000           1.169                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.000           1.011                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.000           1.159                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.000           1.120                  10,370

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.000           1.147                  52,887

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.000           1.042                  52,887

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        1.000           1.087                   9,319

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund --
   Class III (11/03)........................................   2005        1.000           1.080                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.000           1.106                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II
   Shares (5/05)............................................   2005        1.000           1.049                  17,636

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (4/00)............................................   2005        1.000           1.055                   5,930

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.000           1.083                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.000           1.211                  10,022

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)...................................................   2005        1.000           1.075                  10,001

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Templeton Growth Securities Fund -- Class 2
   Shares (5/02)............................................   2005        1.000           1.065                   9,151

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)............................   2005        1.000           1.016                   1,204

   Diversified Strategic Income Portfolio (2/01)............   2005        1.000           0.998                      --

   Equity Index Portfolio -- Class II Shares (2/01).........   2005        1.000           1.029                   8,096

   Fundamental Value Portfolio (4/01).......................   2005        1.000           1.042                   1,190

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.000           1.107                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.000           1.032                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.000           1.027                  15,208

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.000           1.076                   1,150

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.000           0.993                  12,018

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.000           1.001                  19,399

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.000           1.099                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.000           1.056                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.000           1.036                      --

   Investors Fund -- Class I (5/01).........................   2005        1.000           1.049                      --

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.000           1.078                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.000           0.982                      --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        1.000           1.046                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.000           1.046                  46,234

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.000           1.032                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.000           1.056                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.000           1.021                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.000           1.083                      --

   Equity Income Portfolio (4/00)...........................   2005        1.000           1.031                      --

   Large Cap Portfolio (11/99)..............................   2005        1.000           1.077                      --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000           1.075                      --

   Managed Allocation Series: Conservative Portfolio
  (8/05)....................................................   2005        1.021           1.029                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002           1.044                      --

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.000           1.063                      --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05).........................................   2005        1.000           1.036                   8,018

   Mercury Large Cap Core Portfolio (8/00)..................   2005        1.000           1.092                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   MFS Emerging Growth Portfolio (4/00).....................   2005        1.000           0.998                      --

   MFS Mid Cap Growth Portfolio (5/00)......................   2005        1.000           1.048                      --

   MFS Total Return Portfolio (6/00)........................   2005        1.000           1.011                  19,780

   MFS Value Portfolio (5/04)...............................   2005        1.000           1.038                      --

   Mondrian International Stock Portfolio (5/00)............   2005        1.000           1.071                  18,739

   Pioneer Fund Portfolio (5/03)............................   2005        1.000           1.047                      --

   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.020           1.060                      --

   Pioneer Strategic Income Portfolio (5/00)................   2005        1.000           1.009                   8,137

   Strategic Equity Portfolio (11/99).......................   2005        1.000           1.046                      --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.134                      --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.987           1.106                      --

   Travelers Managed Income Portfolio (5/01)................   2005        1.000           0.991                      --

   Van Kampen Enterprise Portfolio (8/00)...................   2005        1.000           1.074                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        1.000           1.004                  10,595

   Smith Barney Aggressive Growth Portfolio (12/99).........   2005        1.000           1.111                   1,115

   Smith Barney High Income Portfolio (5/01)................   2005        1.000           1.000                      --

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)..................................................   2005        1.000           1.058                      --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.000           1.072                      --

   Smith Barney Money Market Portfolio (7/00)...............   2005        1.000           1.009                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/00).......   2005        1.000           1.077                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.000           1.078                      --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (12/99).........   2005        1.000           1.136                   1,095

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.000           1.142                  20,164

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Capital Appreciation Fund (5/00).........................   2005        1.342           1.556                  13,203
                                                               2004        1.145           1.342                      --
                                                               2003        1.000           1.145                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.222           1.254                 136,703
                                                               2004        1.120           1.222                  53,770
                                                               2003        1.000           1.120                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.162           1.309                  58,183
                                                               2004        1.093           1.162                  22,312
                                                               2003        1.000           1.093                   2,838

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.322           1.479               1,455,750
                                                               2004        1.188           1.322                 359,933
                                                               2003        1.000           1.188                  25,685

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.268           1.445               3,317,134
                                                               2004        1.150           1.268               1,406,254
                                                               2003        1.000           1.150                  14,313

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.242           1.289               4,100,982
                                                               2004        1.147           1.242               1,878,411
                                                               2003        1.000           1.147                  54,395

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        1.473           1.549                  20,671
                                                               2004        1.144           1.473                      --
                                                               2003        1.000           1.144                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
  (11/03)...................................................   2005        1.203           1.299                  27,796
                                                               2004        1.074           1.203                  15,726
                                                               2003        1.000           1.074                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.201           1.297                 147,979
                                                               2004        1.067           1.201                   4,348
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II
   Shares (5/05)............................................   2005        1.000           1.049                  77,651

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (4/00)............................................   2005        1.304           1.340                 318,361
                                                               2004        1.193           1.304                 185,368
                                                               2003        1.000           1.193                  30,431

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.235           1.339                 605,554
                                                               2004        1.118           1.235                 143,445
                                                               2003        1.000           1.118                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.545           1.931                 454,076
                                                               2004        1.263           1.545                 111,636
                                                               2003        1.000           1.263                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)...................................................   2005        1.367           1.477               1,065,908
                                                               2004        1.176           1.367                 422,727
                                                               2003        1.000           1.176                   8,015

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.322           1.411                 819,089
                                                               2004        1.162           1.322                 273,758
                                                               2003        1.000           1.162                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)............................   2005        1.195           1.222                 623,225
                                                               2004        1.120           1.195                 459,734
                                                               2003        1.000           1.120                   8,063

   Diversified Strategic Income Portfolio (2/01)............   2005        1.107           1.114                 631,591
                                                               2004        1.058           1.107                 410,739
                                                               2003        1.000           1.058                  31,831

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Equity Index Portfolio -- Class II Shares (2/01).........   2005        1.222           1.249               1,286,223
                                                               2004        1.130           1.222               1,113,161
                                                               2003        1.000           1.130                   9,822

   Fundamental Value Portfolio (4/01).......................   2005        1.241           1.275               1,193,161
                                                               2004        1.169           1.241                 692,617
                                                               2003        1.000           1.169                  61,068

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.350           1.483                  63,737
                                                               2004        1.142           1.350                  58,373
                                                               2003        1.000           1.142                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.322           1.349                 118,423
                                                               2004        1.174           1.322                  26,720
                                                               2003        1.000           1.174                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.260           1.276               1,171,375
                                                               2004        1.141           1.260                 446,478
                                                               2003        1.000           1.141                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.407           1.493                 743,348
                                                               2004        1.156           1.407                 290,835
                                                               2003        1.000           1.156                  27,632

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.118           1.119                 870,303
                                                               2004        1.046           1.118                 356,400
                                                               2003        1.000           1.046                   1,830

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.054           1.059               2,015,833
                                                               2004        1.025           1.054                 743,362
                                                               2003        1.000           1.025                  20,461

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.346           1.481                      --
                                                               2004        1.181           1.346                      --
                                                               2003        1.000           1.181                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Putnam VT Small Cap Value Fund -- Class IB
   Shares (5/01)............................................   2005        1.531           1.607                 171,174
                                                               2004        1.237           1.531                  37,993
                                                               2003        1.000           1.237                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.243           1.269                  88,741
                                                               2004        1.170           1.243                  49,432
                                                               2003        1.000           1.170                      --

   Investors Fund -- Class I (5/01).........................   2005        1.242           1.298                  57,700
                                                               2004        1.148           1.242                  16,315
                                                               2003        1.000           1.148                      --

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.397           1.437                 123,019
                                                               2004        1.237           1.397                  98,427
                                                               2003        1.000           1.237                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.117           1.094                 170,470
                                                               2004        1.102           1.117                  39,294
                                                               2003        1.000           1.102                      --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        1.162           1.212                  71,775
                                                               2004        1.152           1.162                  30,941
                                                               2003        1.000           1.152                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.181           1.219               3,460,752
                                                               2004        1.129           1.181               1,697,679
                                                               2003        1.000           1.129                  47,387

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.122           1.147               5,888,940
                                                               2004        1.090           1.122               2,221,710
                                                               2003        1.000           1.090                   3,593

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.233           1.289               2,220,423
                                                               2004        1.141           1.233                 441,646
                                                               2003        1.000           1.141                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.175           1.194               1,099,328
                                                               2004        1.123           1.175                 171,003
                                                               2003        1.000           1.123                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.188           1.267                 219,075
                                                               2004        1.137           1.188                 194,994
                                                               2003        1.000           1.137                  70,962

   Equity Income Portfolio (4/00)...........................   2005        1.221           1.251                 593,139
                                                               2004        1.133           1.221                 333,437
                                                               2003        1.000           1.133                  12,528

   Large Cap Portfolio (11/99)..............................   2005        1.174           1.251                  24,252
                                                               2004        1.124           1.174                   3,595
                                                               2003        1.000           1.124                      --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000           1.075                 224,869

   Managed Allocation Series: Conservative
   Portfolio (8/05).........................................   2005        1.021           1.028                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002           1.044                      --

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.000           1.063                  88,466

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05).........................................   2005        1.000           1.035                      --

   Mercury Large Cap Core Portfolio (8/00)..................   2005        1.239           1.361                 161,893
                                                               2004        1.090           1.239                 177,695
                                                               2003        1.000           1.090                  46,178

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
MFS Emerging Growth Portfolio (4/00).....................   2005        1.223           1.186                      --
                                                            2004        1.106           1.223                     585
                                                            2003        1.000           1.106                      --

MFS Mid Cap Growth Portfolio (5/00)......................   2005        1.267           1.281                  29,376
                                                            2004        1.132           1.267                      --
                                                            2003        1.000           1.132                      --

MFS Total Return Portfolio (6/00)........................   2005        1.180           1.191               2,084,341
                                                            2004        1.079           1.180                 786,907
                                                            2003        1.000           1.079                  56,756

MFS Value Portfolio (5/04)...............................   2005        1.118           1.167                 144,705
                                                            2004        1.000           1.118                   2,901

Mondrian International Stock Portfolio (5/00)............   2005        1.316           1.413                 209,506
                                                            2004        1.159           1.316                  73,721
                                                            2003        1.000           1.159                      --

Pioneer Fund Portfolio (5/03)............................   2005        1.229           1.277                 131,401
                                                            2004        1.127           1.229                  25,906
                                                            2003        1.000           1.127                      --

Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.019           1.060                      --

Pioneer Strategic Income Portfolio (5/00)................   2005        1.174           1.194                 541,424
                                                            2004        1.079           1.174                 159,052
                                                            2003        1.000           1.079                      --

Strategic Equity Portfolio (11/99).......................   2005        1.208           1.208                      --
                                                            2004        1.117           1.208                      --
                                                            2003        1.000           1.117                      --

Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.133                   2,946

Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.987           1.106                   2,986

Travelers Managed Income Portfolio (5/01)................   2005        1.039           1.032                 794,152
                                                            2004        1.030           1.039                 300,557
                                                            2003        1.000           1.030                   1,863

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Van Kampen Enterprise Portfolio (8/00)...................   2005        1.150           1.216                  10,973
                                                               2004        1.129           1.150                   2,766
                                                               2003        1.000           1.129                   1,323

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.990           0.994                 132,655
                                                               2004        0.998           0.990                  29,057
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (12/99).........   2005        1.225           1.342                 998,210
                                                               2004        1.136           1.225                 420,028
                                                               2003        1.000           1.136                  12,270

   Smith Barney High Income Portfolio (5/01)................   2005        1.193           1.201                 560,720
                                                               2004        1.102           1.193                 369,138
                                                               2003        1.000           1.102                  19,889

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)..................................................   2005        1.151           1.187                 420,938
                                                               2004        1.169           1.151                 191,006
                                                               2003        1.000           1.169                      --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.255           1.333                 197,562
                                                               2004        1.159           1.255                 147,977
                                                               2003        1.000           1.159                   4,777

   Smith Barney Money Market Portfolio (7/00)...............   2005        0.984           0.992                 503,397
                                                               2004        0.995           0.984                 290,348
                                                               2003        1.000           0.995                  46,545

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/00).......   2005        1.171           1.240                  88,157
                                                               2004        1.116           1.171                  47,346
                                                               2003        1.000           1.116                  13,162

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.400           1.441                 110,893
                                                               2004        1.235           1.400                  25,352
                                                               2003        1.000           1.235                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (12/99).........   2005        1.291           1.480                 957,725
                                                               2004        1.141           1.291                 468,766
                                                               2003        1.000           1.141                  44,231

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.465           1.696                 614,341
                                                               2004        1.198           1.465                 163,930
                                                               2003        1.000           1.198                      --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                       SEPARATE ACCOUNT CHARGES 2.00% (B)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Capital Appreciation Fund (5/00).........................   2005        1.389           1.610                      --
                                                               2004        1.186           1.389                      --
                                                               2003        0.968           1.186                      --
                                                               2002        1.000           0.968                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.356           1.391                   4,018
                                                               2004        1.244           1.356                   4,023
                                                               2003        0.960           1.244                   4,025
                                                               2002        1.000           0.960                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.217           1.370                      --
                                                               2004        1.146           1.217                      --
                                                               2003        0.948           1.146                      --
                                                               2002        1.000           0.948                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.452           1.624                  44,913
                                                               2004        1.305           1.452                  48,619
                                                               2003        0.984           1.305                  14,702
                                                               2002        1.000           0.984                      --

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.420           1.618                 312,331
                                                               2004        1.288           1.420                  62,507
                                                               2003        0.961           1.288                  28,789
                                                               2002        1.000           0.961                      --

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.364           1.415                 329,811
                                                               2004        1.261           1.364                  67,721
                                                               2003        0.971           1.261                  34,172
                                                               2002        1.000           0.971                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        1.701           1.787                   2,411
                                                               2004        1.321           1.701                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Delaware VIP REIT Series -- Standard Class  (continued)..   2003        1.005           1.321                      --
                                                               2002        1.000           1.005                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund --
   Class III (11/03)........................................   2005        1.202           1.298                      --
                                                               2004        1.074           1.202                      --
                                                               2003        1.000           1.074                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.200           1.295                      --
                                                               2004        1.067           1.200                      --
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.048                      --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (4/00)............................................   2005        1.424           1.463                      --
                                                               2004        1.303           1.424                      --
                                                               2003        0.969           1.303                      --
                                                               2002        1.000           0.969                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.347           1.459                   9,384
                                                               2004        1.220           1.347                   7,977
                                                               2003        0.994           1.220                   8,525
                                                               2002        1.000           0.994                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.763           2.202                   1,822
                                                               2004        1.442           1.763                      --
                                                               2003        1.000           1.442                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)...................................................   2005        1.489           1.608                  35,105
                                                               2004        1.281           1.489                  33,262
                                                               2003        0.989           1.281                  19,255
                                                               2002        1.000           0.989                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.438           1.535                   5,269
                                                               2004        1.265           1.438                   3,817
                                                               2003        0.976           1.265                   4,335
                                                               2002        1.000           0.976                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)............................   2005        1.272           1.300                  83,380
                                                               2004        1.193           1.272                  86,821
                                                               2003        0.977           1.193                  56,139
                                                               2002        1.000           0.977                      --

   Diversified Strategic Income Portfolio (2/01)............   2005        1.158           1.164                 130,459
                                                               2004        1.106           1.158                 132,433
                                                               2003        1.010           1.106                 132,433
                                                               2002        1.000           1.010                      --

   Equity Index Portfolio -- Class II Shares (2/01).........   2005        1.308           1.337                      --
                                                               2004        1.211           1.308                  16,232
                                                               2003        0.967           1.211                      --
                                                               2002        1.000           0.967                      --

   Fundamental Value Portfolio (4/01).......................   2005        1.392           1.430                  90,531
                                                               2004        1.312           1.392                 100,835
                                                               2003        0.966           1.312                  34,716
                                                               2002        1.000           0.966                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.533           1.684                   3,614
                                                               2004        1.298           1.533                      --
                                                               2003        0.983           1.298                      --
                                                               2002        1.000           0.983                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.498           1.527                      --
                                                               2004        1.330           1.498                      --
                                                               2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.369           1.385                  42,459
                                                               2004        1.239           1.369                   7,792
                                                               2003        1.000           1.239                   8,654

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Mid-Cap Value Portfolio (5/03)...........................   2005        1.525           1.618                  37,584
                                                               2004        1.255           1.525                  12,377
                                                               2003        1.000           1.255                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.114           1.115                   4,299
                                                               2004        1.044           1.114                      --
                                                               2003        1.000           1.044                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.071           1.076                  58,308
                                                               2004        1.042           1.071                  46,736
                                                               2003        1.012           1.042                  44,582
                                                               2002        1.000           1.012                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.427           1.569                   8,851
                                                               2004        1.253           1.427                   8,851
                                                               2003        0.994           1.253                   8,851
                                                               2002        1.000           0.994                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.773           1.860                  10,786
                                                               2004        1.433           1.773                  10,791
                                                               2003        0.977           1.433                      --
                                                               2002        1.000           0.977                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.389           1.417                  22,130
                                                               2004        1.308           1.389                  14,493
                                                               2003        0.960           1.308                  14,500
                                                               2002        1.000           0.960                      --

   Investors Fund -- Class I (5/01).........................   2005        1.345           1.405                      --
                                                               2004        1.243           1.345                  58,340
                                                               2003        0.958           1.243                      --
                                                               2002        1.000           0.958                      --

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.597           1.642                      --
                                                               2004        1.415           1.597                      --
                                                               2003        0.970           1.415                      --
                                                               2002        1.000           0.970                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.181           1.156                      --
                                                               2004        1.166           1.181                      --
                                                               2003        0.963           1.166                      --
                                                               2002        1.000           0.963                      --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        1.274           1.328                      --
                                                               2004        1.263           1.274                      --
                                                               2003        0.960           1.263                      --
                                                               2002        1.000           0.960                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.305           1.347                 623,565
                                                               2004        1.249           1.305                 644,058
                                                               2003        0.969           1.249                 466,149
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.205           1.231                  40,849
                                                               2004        1.171           1.205                  39,058
                                                               2003        0.979           1.171                   3,180
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.341           1.401                  27,616
                                                               2004        1.241           1.341                  29,286
                                                               2003        0.963           1.241                  29,286
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.272           1.291                  44,099
                                                               2004        1.216           1.272                  25,985
                                                               2003        0.962           1.216                      --
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.279           1.364                   8,374
                                                               2004        1.226           1.279                   8,383
                                                               2003        0.967           1.226                   5,578
                                                               2002        1.000           0.967                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
Equity Income Portfolio (4/00)...........................   2005        1.327           1.359                  13,055
                                                            2004        1.232           1.327                   8,460
                                                            2003        0.958           1.232                   5,654
                                                            2002        1.000           0.958                      --

Large Cap Portfolio (11/99)..............................   2005        1.233           1.314                  20,495
                                                            2004        1.181           1.233                   4,359
                                                            2003        0.967           1.181                   2,910
                                                            2002        1.000           0.967                      --

Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000           1.075                      --

Managed Allocation Series: Conservative
Portfolio (8/05).........................................   2005        1.021           1.028                      --

Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002           1.044                      --

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)...................................................   2005        1.000           1.062                      --

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05).........................................   2005        1.000           1.035                      --

Mercury Large Cap Core Portfolio (8/00)..................   2005        1.313           1.442                   2,699
                                                            2004        1.156           1.313                      --
                                                            2003        0.973           1.156                      --
                                                            2002        1.000           0.973                      --

MFS Emerging Growth Portfolio (4/00).....................   2005        1.358           1.317                      --
                                                            2004        1.229           1.358                   4,075
                                                            2003        0.971           1.229                   4,077
                                                            2002        1.000           0.971                      --

MFS Mid Cap Growth Portfolio (5/00)......................   2005        1.463           1.478                 119,921
                                                            2004        1.308           1.463                      --
                                                            2003        0.974           1.308                      --
                                                            2002        1.000           0.974                      --

MFS Total Return Portfolio (6/00)........................   2005        1.230           1.242                 124,916
                                                            2004        1.126           1.230                 121,385

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
MFS Total Return Portfolio  (continued)..................   2003        0.986           1.126                  75,188
                                                            2002        1.000           0.986                      --

MFS Value Portfolio (5/04)...............................   2005        1.118           1.166                 244,454
                                                            2004        1.000           1.118                      --

Mondrian International Stock Portfolio (5/00)............   2005        1.432           1.537                      --
                                                            2004        1.262           1.432                      --
                                                            2003        1.001           1.262                      --
                                                            2002        1.000           1.001                      --

Pioneer Fund Portfolio (5/03)............................   2005        1.320           1.372                      --
                                                            2004        1.212           1.320                      --
                                                            2003        1.000           1.212                      --

Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.019           1.060                      --

Pioneer Strategic Income Portfolio (5/00)................   2005        1.285           1.306                   1,456
                                                            2004        1.181           1.285                      --
                                                            2003        1.008           1.181                      --
                                                            2002        1.000           1.008                      --

Strategic Equity Portfolio (11/99).......................   2005        1.361           1.361                      --
                                                            2004        1.260           1.361                      --
                                                            2003        0.969           1.260                      --
                                                            2002        1.000           0.969                      --

Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.133                      --

Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.987           1.105                      --

Travelers Managed Income Portfolio (5/01)................   2005        1.087           1.080                      --
                                                            2004        1.078           1.087                      --
                                                            2003        1.014           1.078                      --
                                                            2002        1.000           1.014                      --

Van Kampen Enterprise Portfolio (8/00)...................   2005        1.211           1.280                      --
                                                            2004        1.190           1.211                      --
                                                            2003        0.966           1.190                      --
                                                            2002        1.000           0.966                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.989           0.993                      --
                                                               2004        0.998           0.989                      --
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (12/99).........   2005        1.351           1.479                 159,173
                                                               2004        1.254           1.351                 159,343
                                                               2003        0.951           1.254                  62,697
                                                               2002        1.000           0.951                      --

   Smith Barney High Income Portfolio (5/01)................   2005        1.363           1.371                  32,240
                                                               2004        1.259           1.363                 111,285
                                                               2003        1.007           1.259                 116,508
                                                               2002        1.000           1.007                      --

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)..................................................   2005        1.346           1.388                  37,533
                                                               2004        1.369           1.346                  64,127
                                                               2003        0.946           1.369                      --
                                                               2002        1.000           0.946                      --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.345           1.428                      --
                                                               2004        1.242           1.345                  26,737
                                                               2003        0.977           1.242                      --
                                                               2002        1.000           0.977                      --

   Smith Barney Money Market Portfolio (7/00)...............   2005        0.975           0.983                  22,058
                                                               2004        0.986           0.975                      --
                                                               2003        1.000           0.986                      --
                                                               2002        1.000           1.000                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/00).......   2005        1.257           1.329                      --
                                                               2004        1.198           1.257                      --
                                                               2003        0.959           1.198                      --
                                                               2002        1.000           0.959                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.537           1.580                      --
                                                               2004        1.356           1.537                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)..............................................   2003        0.974           1.356                      --
                                                               2002        1.000           0.974                      --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (12/99).........   2005        1.410           1.615                  80,050
                                                               2004        1.247           1.410                   2,583
                                                               2003        0.991           1.247                   2,583
                                                               2002        1.000           0.991                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.633           1.889                  40,951
                                                               2004        1.336           1.633                  40,964
                                                               2003        0.986           1.336                  27,832
                                                               2002        1.000           0.986                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Capital Appreciation Fund (5/00).........................   2005        1.341           1.553                  15,582
                                                               2004        1.145           1.341                      --
                                                               2003        1.000           1.145                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.220           1.251                 324,368
                                                               2004        1.120           1.220                  69,813
                                                               2003        1.000           1.120                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.160           1.305                 241,007
                                                               2004        1.093           1.160                      --
                                                               2003        1.000           1.093                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.320           1.476               1,571,889
                                                               2004        1.188           1.320                 418,416
                                                               2003        1.000           1.188                  12,571

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.266           1.442               5,816,470
                                                               2004        1.149           1.266               1,448,922
                                                               2003        1.000           1.149                   2,496

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.240           1.286               7,302,980
                                                               2004        1.147           1.240               1,766,970
                                                               2003        1.000           1.147                  98,693

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        1.471           1.545                  18,462
                                                               2004        1.143           1.471                      --
                                                               2003        1.000           1.143                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.201           1.297                  73,812
                                                               2004        1.074           1.201                      --
                                                               2003        1.000           1.074                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.199           1.294                 388,532
                                                               2004        1.067           1.199                   2,234
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II
   Shares (5/05)............................................   2005        1.000           1.048                 333,333

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (4/00)............................................   2005        1.302           1.337                 367,838
                                                               2004        1.193           1.302                 155,797
                                                               2003        1.000           1.193                   1,183

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.233           1.336               1,148,738
                                                               2004        1.117           1.233                 362,129
                                                               2003        1.000           1.117                  33,112

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.543           1.927                 665,125
                                                               2004        1.263           1.543                  60,640
                                                               2003        1.000           1.263                      --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)...................................................   2005        1.365           1.474               1,468,418
                                                               2004        1.176           1.365                 334,841
                                                               2003        1.000           1.176                      --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.320           1.408                 839,302
                                                               2004        1.161           1.320                 186,548
                                                               2003        1.000           1.161                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)............................   2005        1.193           1.219               1,141,745
                                                               2004        1.120           1.193                 508,994
                                                               2003        1.000           1.120                  28,096

   Diversified Strategic Income Portfolio (2/01)............   2005        1.106           1.111                 362,760
                                                               2004        1.057           1.106                 289,574
                                                               2003        1.000           1.057                  21,719

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Equity Index Portfolio -- Class II Shares (2/01).........   2005        1.220           1.246                 421,906
                                                               2004        1.130           1.220                 138,787
                                                               2003        1.000           1.130                  46,185

   Fundamental Value Portfolio (4/01).......................   2005        1.239           1.272                 846,421
                                                               2004        1.169           1.239                 561,965
                                                               2003        1.000           1.169                   1,718

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.348           1.479                  90,523
                                                               2004        1.142           1.348                  21,722
                                                               2003        1.000           1.142                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.320           1.345                 318,467
                                                               2004        1.173           1.320                  55,847
                                                               2003        1.000           1.173                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.259           1.273                 640,552
                                                               2004        1.140           1.259                 215,528
                                                               2003        1.000           1.140                      --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.405           1.490                 911,562
                                                               2004        1.156           1.405                 195,242
                                                               2003        1.000           1.156                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.116           1.116               1,721,354
                                                               2004        1.046           1.116                 321,614
                                                               2003        1.000           1.046                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.053           1.057               3,359,573
                                                               2004        1.025           1.053                 692,716
                                                               2003        1.000           1.025                  79,184

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.344           1.477                      --
                                                               2004        1.180           1.344                      --
                                                               2003        1.000           1.180                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Putnam VT Small Cap Value Fund -- Class IB
   Shares (5/01)............................................   2005        1.529           1.603                 203,460
                                                               2004        1.236           1.529                  26,473
                                                               2003        1.000           1.236                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.242           1.266                  47,544
                                                               2004        1.170           1.242                  47,407
                                                               2003        1.000           1.170                      --

   Investors Fund -- Class I (5/01).........................   2005        1.240           1.295                  30,398
                                                               2004        1.147           1.240                     866
                                                               2003        1.000           1.147                      --

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.395           1.433                  87,329
                                                               2004        1.237           1.395                  25,125
                                                               2003        1.000           1.237                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.116           1.091                  71,237
                                                               2004        1.101           1.116                  25,881
                                                               2003        1.000           1.101                  19,652

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        1.160           1.209                  17,249
                                                               2004        1.151           1.160                      --
                                                               2003        1.000           1.151                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.179           1.216               6,754,944
                                                               2004        1.129           1.179               3,163,455
                                                               2003        1.000           1.129                      --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.120           1.144               6,775,659
                                                               2004        1.089           1.120               1,814,630
                                                               2003        1.000           1.089                  56,399

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.232           1.286               2,361,692
                                                               2004        1.140           1.232                 559,469
                                                               2003        1.000           1.140                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.174           1.191               1,219,169
                                                               2004        1.122           1.174                  70,565
                                                               2003        1.000           1.122                      --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.186           1.264                 197,321
                                                               2004        1.137           1.186                  11,931
                                                               2003        1.000           1.137                      --

   Equity Income Portfolio (4/00)...........................   2005        1.219           1.248                 597,391
                                                               2004        1.133           1.219                  63,101
                                                               2003        1.000           1.133                  21,231

   Large Cap Portfolio (11/99)..............................   2005        1.172           1.249                  44,437
                                                               2004        1.123           1.172                  14,345
                                                               2003        1.000           1.123                      --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000           1.074                   4,241

   Managed Allocation Series: Conservative
   Portfolio (8/05).........................................   2005        1.021           1.028                      --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002           1.043                 598,255

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.000           1.062                 914,988

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05).........................................   2005        1.000           1.035                 117,413

   Mercury Large Cap Core Portfolio (8/00)..................   2005        1.237           1.358                  95,543
                                                               2004        1.090           1.237                  10,421
                                                               2003        1.000           1.090                   1,812

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                      PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                        NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------   ----    -------------   -------------        ---------------
MFS Emerging Growth Portfolio (4/00).....................   2005        1.221           1.184                      --
                                                            2004        1.106           1.221                  18,394
                                                            2003        1.000           1.106                      --

MFS Mid Cap Growth Portfolio (5/00)......................   2005        1.265           1.278                  44,347
                                                            2004        1.132           1.265                      --
                                                            2003        1.000           1.132                      --

MFS Total Return Portfolio (6/00)........................   2005        1.178           1.188               2,684,475
                                                            2004        1.079           1.178                 984,342
                                                            2003        1.000           1.079                  69,945

MFS Value Portfolio (5/04)...............................   2005        1.117           1.165                 914,698
                                                            2004        1.000           1.117                 116,014

Mondrian International Stock Portfolio (5/00)............   2005        1.314           1.410                 514,753
                                                            2004        1.159           1.314                 113,964
                                                            2003        1.000           1.159                      --

Pioneer Fund Portfolio (5/03)............................   2005        1.227           1.274                 168,161
                                                            2004        1.127           1.227                  90,074
                                                            2003        1.000           1.127                  13,260

Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.019           1.059                  37,255

Pioneer Strategic Income Portfolio (5/00)................   2005        1.173           1.191                 848,537
                                                            2004        1.079           1.173                 288,907
                                                            2003        1.000           1.079                      --

Strategic Equity Portfolio (11/99).......................   2005        1.206           1.206                      --
                                                            2004        1.117           1.206                      --
                                                            2003        1.000           1.117                      --

Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.133                  34,973

Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.987           1.105                  31,332

Travelers Managed Income Portfolio (5/01)................   2005        1.037           1.030                 449,974
                                                            2004        1.029           1.037                 118,574
                                                            2003        1.000           1.029                  39,493

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
   Van Kampen Enterprise Portfolio (8/00)...................   2005        1.149           1.213                   7,209
                                                               2004        1.129           1.149                      --
                                                               2003        1.000           1.129                      --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.989           0.991                 611,166
                                                               2004        0.997           0.989                  41,912
                                                               2003        1.000           0.997                  13,532

   Smith Barney Aggressive Growth Portfolio (12/99).........   2005        1.224           1.338               1,563,195
                                                               2004        1.136           1.224                 771,612
                                                               2003        1.000           1.136                  63,097

   Smith Barney High Income Portfolio (5/01)................   2005        1.192           1.198                 743,842
                                                               2004        1.101           1.192                 348,505
                                                               2003        1.000           1.101                  10,982

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)..................................................   2005        1.149           1.185                 465,960
                                                               2004        1.169           1.149                 187,376
                                                               2003        1.000           1.169                      --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.253           1.330                 200,849
                                                               2004        1.158           1.253                 105,261
                                                               2003        1.000           1.158                  49,733

   Smith Barney Money Market Portfolio (7/00)...............   2005        0.983           0.990                 666,004
                                                               2004        0.994           0.983                 617,070
                                                               2003        1.000           0.994                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/00).......   2005        1.170           1.237                  84,467
                                                               2004        1.116           1.170                  19,007
                                                               2003        1.000           1.116                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.398           1.437                 319,805
                                                               2004        1.235           1.398                  74,374
                                                               2003        1.000           1.235                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                         PORTFOLIO                                     BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                           NAME                                YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------        ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (12/99).........   2005        1.289           1.476               1,466,285
                                                               2004        1.141           1.289                 235,973
                                                               2003        1.000           1.141                  77,787

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.463           1.692                 753,845
                                                               2004        1.198           1.463                 122,159
                                                               2003        1.000           1.198                   1,675

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Capital Appreciation Fund (5/00).........................   2005        1.340            1.551                   --
                                                               2004        1.145            1.340                   --
                                                               2003        1.000            1.145                   --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income
   Portfolio -- Class B (5/02)..............................   2005        1.220            1.249                   --
                                                               2004        1.120            1.220                   --
                                                               2003        1.000            1.120                   --

   AllianceBernstein Large-Cap Growth
   Portfolio -- Class B (11/99).............................   2005        1.159            1.304                   --
                                                               2004        1.093            1.159                   --
                                                               2003        1.000            1.093                   --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.319            1.474               31,243
                                                               2004        1.187            1.319               14,907
                                                               2003        1.000            1.187                   --

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.266            1.440               17,786
                                                               2004        1.149            1.266                5,032
                                                               2003        1.000            1.149                   --

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.239            1.284               48,714
                                                               2004        1.147            1.239               22,820
                                                               2003        1.000            1.147                   --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        1.470            1.543                   --
                                                               2004        1.143            1.470                   --
                                                               2003        1.000            1.143                   --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.201            1.295                   --
                                                               2004        1.074            1.201                   --
                                                               2003        1.000            1.074                   --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
     Mercury Value Opportunities V.I. Fund --
     Class III (11/03)......................................   2005        1.199            1.293                   --
                                                               2004        1.067            1.199                   --
                                                               2003        1.000            1.067                   --

  Franklin Templeton Variable Insurance Products Trust
     Franklin Income Securities Fund -- Class II
     Shares (5/05)..........................................   2005        1.000            1.048                3,877

     Franklin Small-Mid Cap Growth Securities Fund
     -- Class 2 Shares (4/00)...............................   2005        1.302            1.336                   --
                                                               2004        1.192            1.302                   --
                                                               2003        1.000            1.192                   --

     Mutual Shares Securities Fund -- Class 2
     Shares (5/02)..........................................   2005        1.232            1.334                3,067
                                                               2004        1.117            1.232                   --
                                                               2003        1.000            1.117                   --

     Templeton Developing Markets Securities Fund --
     Class 2 Shares (5/03)..................................   2005        1.542            1.924               13,893
                                                               2004        1.263            1.542               10,047
                                                               2003        1.000            1.263                   --

   Templeton Foreign Securities Fund -- Class 2
   Shares (4/00)............................................   2005        1.364            1.472               13,723
                                                               2004        1.175            1.364                7,082
                                                               2003        1.000            1.175                   --

   Templeton Growth Securities Fund -- Class 2
   Shares (5/02)............................................   2005        1.319            1.406                   --
                                                               2004        1.161            1.319                   --
                                                               2003        1.000            1.161                   --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)............................   2005        1.192            1.218                   --
                                                               2004        1.119            1.192                   --
                                                               2003        1.000            1.119                   --

   Diversified Strategic Income Portfolio (2/01)............   2005        1.105            1.110                   --
                                                               2004        1.057            1.105                   --
                                                               2003        1.000            1.057                   --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Equity Index Portfolio -- Class II Shares (2/01).........   2005        1.219            1.245                   --
                                                               2004        1.130            1.219                   --
                                                               2003        1.000            1.130                   --

   Fundamental Value Portfolio (4/01).......................   2005        1.238            1.271                   --
                                                               2004        1.169            1.238                   --
                                                               2003        1.000            1.169                   --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.347            1.478                9,373
                                                               2004        1.142            1.347                4,813
                                                               2003        1.000            1.142                   --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.320            1.344                   --
                                                               2004        1.173            1.320                   --
                                                               2003        1.000            1.173                   --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.258            1.272                   --
                                                               2004        1.140            1.258                   --
                                                               2003        1.000            1.140                   --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.404            1.488               16,134
                                                               2004        1.156            1.404                6,909
                                                               2003        1.000            1.156                   --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.115            1.115               15,721
                                                               2004        1.046            1.115               15,726
                                                               2003        1.000            1.046                   --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.052            1.056                2,887
                                                               2004        1.024            1.052                   --
                                                               2003        1.000            1.024                   --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.343            1.475                   --
                                                               2004        1.180            1.343                   --
                                                               2003        1.000            1.180                   --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Putnam VT Small Cap Value Fund -- Class IB
   Shares (5/01)............................................   2005        1.528            1.601                8,267
                                                               2004        1.236            1.528                4,239
                                                               2003        1.000            1.236                   --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.241            1.264                   --
                                                               2004        1.170            1.241                   --
                                                               2003        1.000            1.170                   --

   Investors Fund -- Class I (5/01).........................   2005        1.240            1.293                   --
                                                               2004        1.147            1.240                   --
                                                               2003        1.000            1.147                   --

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.394            1.432                9,176
                                                               2004        1.236            1.394                4,623
                                                               2003        1.000            1.236                   --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.115            1.090                   --
                                                               2004        1.101            1.115                   --
                                                               2003        1.000            1.101                   --

   Smith Barney Premier Selections All Cap
   Growth Portfolio (5/01)..................................   2005        1.160            1.207                   --
                                                               2004        1.151            1.160                   --
                                                               2003        1.000            1.151                   --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.179            1.215               27,895
                                                               2004        1.129            1.179                   --
                                                               2003        1.000            1.129                   --

   Multiple Discipline Portfolio -- Balanced
   All Cap Growth and Value (10/02).........................   2005        1.120            1.143              132,477
                                                               2004        1.089            1.120                   --
                                                               2003        1.000            1.089                   --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Multiple Discipline Portfolio -- Global
   All Cap Growth and Value (10/02).........................   2005        1.231            1.284                   --
                                                               2004        1.140            1.231                   --
                                                               2003        1.000            1.140                   --

   Multiple Discipline Portfolio -- Large Cap
   Growth and Value (10/02).................................   2005        1.173            1.189               14,076
                                                               2004        1.122            1.173                   --
                                                               2003        1.000            1.122                   --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.185            1.262                   --
                                                               2004        1.136            1.185                   --
                                                               2003        1.000            1.136                   --

   Equity Income Portfolio (4/00)...........................   2005        1.218            1.246                   --
                                                               2004        1.132            1.218                   --
                                                               2003        1.000            1.132                   --

   Large Cap Portfolio (11/99)..............................   2005        1.172            1.247                   --
                                                               2004        1.123            1.172                   --
                                                               2003        1.000            1.123                   --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000            1.074                   --

   Managed Allocation Series: Conservative
   Portfolio (8/05).........................................   2005        1.021            1.027                   --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002            1.043                   --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000            1.062                   --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05).........................................   2005        1.000            1.034                   --

   Mercury Large Cap Core Portfolio (8/00)..................   2005        1.236            1.357                   --
                                                               2004        1.090            1.236                   --
                                                               2003        1.000            1.090                   --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   MFS Emerging Growth Portfolio (4/00).....................   2005        1.220            1.183                   --
                                                               2004        1.105            1.220                   --
                                                               2003        1.000            1.105                   --

   MFS Mid Cap Growth Portfolio (5/00)......................   2005        1.264            1.276                   --
                                                               2004        1.132            1.264                   --
                                                               2003        1.000            1.132                   --

   MFS Total Return Portfolio (6/00)........................   2005        1.177            1.187                3,398
                                                               2004        1.078            1.177                   --
                                                               2003        1.000            1.078                   --

   MFS Value Portfolio (5/04)...............................   2005        1.117            1.164                   --
                                                               2004        1.000            1.117                   --

   Mondrian International Stock Portfolio (5/00)............   2005        1.313            1.408                   --
                                                               2004        1.158            1.313                   --
                                                               2003        1.000            1.158                   --

   Pioneer Fund Portfolio (5/03)............................   2005        1.226            1.273                   --
                                                               2004        1.127            1.226                   --
                                                               2003        1.000            1.127                   --

   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.019            1.059                   --

   Pioneer Strategic Income Portfolio (5/00)................   2005        1.172            1.190                1,813
                                                               2004        1.079            1.172                   --
                                                               2003        1.000            1.079                   --

   Strategic Equity Portfolio (11/99).......................   2005        1.205            1.204                   --
                                                               2004        1.116            1.205                   --
                                                               2003        1.000            1.116                   --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000            1.132                   --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.986            1.105                   --

   Travelers Managed Income Portfolio (5/01)................   2005        1.036            1.029                2,962
                                                               2004        1.029            1.036                   --
                                                               2003        1.000            1.029                   --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Van Kampen Enterprise Portfolio (8/00)...................   2005        1.148            1.212                   --
                                                               2004        1.128            1.148                   --
                                                               2003        1.000            1.128                   --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.988            0.990                7,492
                                                               2004        0.997            0.988                4,396
                                                               2003        1.000            0.997                   --

   Smith Barney Aggressive Growth Portfolio (12/99).........   2005        1.223            1.337                5,298
                                                               2004        1.136            1.223                   --
                                                               2003        1.000            1.136                   --

   Smith Barney High Income Portfolio (5/01)................   2005        1.191            1.197                   --
                                                               2004        1.101            1.191                   --
                                                               2003        1.000            1.101                   --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)........................................   2005        1.148            1.183                   --
                                                               2004        1.169            1.148                   --
                                                               2003        1.000            1.169                   --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.252            1.328                7,107
                                                               2004        1.158            1.252                7,109
                                                               2003        1.000            1.158                   --

   Smith Barney Money Market Portfolio (7/00)...............   2005        0.982            0.989                3,734
                                                               2004        0.994            0.982                   --
                                                               2003        1.000            0.994                   --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/00).......   2005        1.169            1.236                   --
                                                               2004        1.115            1.169                   --
                                                               2003        1.000            1.115                   --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.397            1.436                   --
                                                               2004        1.234            1.397                   --
                                                               2003        1.000            1.234                   --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (12/99).........   2005        1.288            1.474               12,920
                                                               2004        1.141            1.288               10,306
                                                               2003        1.000            1.141                   --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.462            1.690                2,304
                                                               2004        1.198            1.462                   --
                                                               2003        1.000            1.198                   --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Capital Appreciation Fund (5/00).........................   2005        1.171            1.354               24,641
                                                               2004        1.000            1.171                   --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.082            1.108              228,977
                                                               2004        1.000            1.082                   --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.059            1.191              174,445
                                                               2004        1.000            1.059                   --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.114            1.244              940,215
                                                               2004        1.000            1.114                   --

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.087            1.236            2,025,298
                                                               2004        1.000            1.087               29,474

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.066            1.104            1,756,061
                                                               2004        1.000            1.066               44,503

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        1.289            1.352               17,851
                                                               2004        1.000            1.289                   --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.118            1.206               24,634
                                                               2004        1.000            1.118                   --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.121            1.208               20,066
                                                               2004        1.000            1.121                   --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II
   Shares (5/05)............................................   2005        1.000            1.047              132,764

   Franklin Small-Mid Cap Growth Securities Fund
   -- Class 2 Shares (4/00).................................   2005        1.086            1.114                   --
                                                               2004        1.000            1.086                   --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.101            1.192              114,275
                                                               2004        1.000            1.101                   --

   Templeton Developing Markets Securities Fund
   -- Class 2 Shares (5/03).................................   2005        1.263            1.575               83,346
                                                               2004        1.000            1.263                   --

   Templeton Foreign Securities Fund -- Class 2
   Shares (4/00)............................................   2005        1.157            1.248              455,907
                                                               2004        1.000            1.157                   --

   Templeton Growth Securities Fund -- Class 2
   Shares (5/02)............................................   2005        1.121            1.194              176,358
                                                               2004        1.000            1.121               21,542

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)............................   2005        1.058            1.080              347,634
                                                               2004        1.000            1.058                   --

   Diversified Strategic Income Portfolio (2/01)............   2005        1.071            1.075                   --
                                                               2004        1.000            1.071                   --

   Equity Index Portfolio -- Class II Shares (2/01).........   2005        1.071            1.093              157,234
                                                               2004        1.000            1.071                   --

   Fundamental Value Portfolio (4/01).......................   2005        1.059            1.086              333,100
                                                               2004        1.000            1.059                   --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.131            1.240               16,784
                                                               2004        1.000            1.131                   --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.127            1.147               65,774
                                                               2004        1.000            1.127                   --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.101            1.112              319,660
                                                               2004        1.000            1.101                   --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.162            1.231              291,679
                                                               2004        1.000            1.162                   --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.069            1.068              705,716
                                                               2004        1.000            1.069               14,137

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.045            1.048              812,662
                                                               2004        1.000            1.045               19,840

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.160            1.274                   --
                                                               2004        1.000            1.160                   --

   Putnam VT Small Cap Value Fund -- Class IB
   Shares (5/01)............................................   2005        1.194            1.251              190,483
                                                               2004        1.000            1.194                   --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.058            1.078                   --
                                                               2004        1.000            1.058                   --

   Investors Fund -- Class I (5/01).........................   2005        1.081            1.127               15,090
                                                               2004        1.000            1.081                   --

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.167            1.198               51,022
                                                               2004        1.000            1.167                   --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.017            0.994                   --
                                                               2004        1.000            1.017                   --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Smith Barney Premier Selections All Cap
   Growth Portfolio (5/01)..................................   2005        1.027            1.069                   --
                                                               2004        1.000            1.027                   --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.040            1.071              627,816
                                                               2004        1.000            1.040                   --

   Multiple Discipline Portfolio -- Balanced
   All Cap Growth and Value (10/02).........................   2005        1.032            1.053              336,048
                                                               2004        1.000            1.032               45,975

   Multiple Discipline Portfolio -- Global
   All Cap Growth and Value (10/02).........................   2005        1.068            1.113            1,010,470
                                                               2004        1.000            1.068                   --

   Multiple Discipline Portfolio -- Large Cap
   Growth and Value (10/02).................................   2005        1.034            1.048                4,328
                                                               2004        1.000            1.034                   --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.056            1.124              222,683
                                                               2004        1.000            1.056                   --

   Equity Income Portfolio (4/00)...........................   2005        1.103            1.128               98,756
                                                               2004        1.000            1.103                   --

   Large Cap Portfolio (11/99)..............................   2005        1.050            1.117                   --
                                                               2004        1.000            1.050                   --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000            1.074               43,634

   Managed Allocation Series: Conservative
   Portfolio (8/05).........................................   2005        1.020            1.027                   --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002            1.043              663,366

   Managed Allocation Series: Moderate-Aggressive
    Portfolio (5/05)........................................   2005        1.000            1.061              771,540

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Managed Allocation Series: Moderate-
   Conservative Portfolio (5/05)............................   2005        1.000            1.034              104,910

   Mercury Large Cap Core Portfolio (8/00)..................   2005        1.125            1.234                2,189
                                                               2004        1.000            1.125                   --

   MFS Emerging Growth Portfolio (4/00).....................   2005        1.083            1.050                   --
                                                               2004        1.000            1.083                   --

   MFS Mid Cap Growth Portfolio (5/00)......................   2005        1.075            1.084                1,025
                                                               2004        1.000            1.075                   --

   MFS Total Return Portfolio (6/00)........................   2005        1.097            1.105              731,289
                                                               2004        1.000            1.097                   --

   MFS Value Portfolio (5/04)...............................   2005        1.127            1.175              116,654
                                                               2004        1.000            1.127                   --

   Mondrian International Stock Portfolio (5/00)............   2005        1.146            1.229              274,047
                                                               2004        1.000            1.146                   --

   Pioneer Fund Portfolio (5/03)............................   2005        1.094            1.135                5,855
                                                               2004        1.000            1.094                   --

   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.019            1.059                1,870

   Pioneer Strategic Income Portfolio (5/00)................   2005        1.105            1.121              134,791
                                                               2004        1.000            1.105                5,334

   Strategic Equity Portfolio (11/99).......................   2005        1.099            1.098                8,946
                                                               2004        1.000            1.099                   --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000            1.132                3,889

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.986            1.104                3,984

   Travelers Managed Income Portfolio (5/01)................   2005        1.030            1.022              153,836
                                                               2004        1.000            1.030                   --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Van Kampen Enterprise Portfolio (8/00)...................   2005        1.038            1.095                8,838
                                                               2004        1.000            1.038                   --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.999            1.001               11,747
                                                               2004        1.000            0.999                   --

   Smith Barney Aggressive Growth Portfolio (12/99).........   2005        1.067            1.166              564,423
                                                               2004        1.000            1.067                   --

   Smith Barney High Income Portfolio (5/01)................   2005        1.086            1.090              106,259
                                                               2004        1.000            1.086                   --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)........................................   2005        0.991            1.021              105,351
                                                               2004        1.000            0.991                   --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.096            1.161               11,250
                                                               2004        1.000            1.096                   --

   Smith Barney Money Market Portfolio (7/00)...............   2005        0.995            1.001                5,536
                                                               2004        1.000            0.995                   --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/00).......   2005        1.060            1.120                   --
                                                               2004        1.000            1.060                   --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.170            1.202               42,362
                                                               2004        1.000            1.170                7,051

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (12/99).........   2005        1.109            1.268              523,260
                                                               2004        1.000            1.109                   --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.228            1.419              262,536
                                                               2004        1.000            1.228               13,438

                         CONDENSED FINANCIAL INFORMATION

                       SEPARATE ACCOUNT CHARGES 2.20% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------

   Capital Appreciation Fund (5/00).........................   2005        1.384            1.600                   --
                                                               2004        1.183            1.384                   --
                                                               2003        0.968            1.183                   --
                                                               2002        1.000            0.968                   --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2005        1.351            1.382               37,059
                                                               2004        1.242            1.351               37,059
                                                               2003        0.960            1.242                   --
                                                               2002        1.000            0.960                   --

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (11/99)..........................................   2005        1.212            1.362                   --
                                                               2004        1.144            1.212                   --
                                                               2003        0.948            1.144                   --
                                                               2002        1.000            0.948                   --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.446            1.614               67,669
                                                               2004        1.303            1.446                9,897
                                                               2003        0.984            1.303                   --
                                                               2002        1.000            0.984                   --

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.415            1.608              214,682
                                                               2004        1.285            1.415               76,812
                                                               2003        0.960            1.285                   --
                                                               2002        1.000            0.960                   --

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.358            1.406              103,828
                                                               2004        1.258            1.358               46,024
                                                               2003        0.971            1.258                   --
                                                               2002        1.000            0.971                   --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        1.694            1.776                   --
                                                               2004        1.318            1.694                   --
                                                               2003        1.005            1.318                   --
                                                               2002        1.000            1.005                   --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund --
   Class III (11/03)........................................   2005        1.199            1.293                   --
                                                               2004        1.073            1.199                   --
                                                               2003        1.000            1.073                   --

   Mercury Value Opportunities V.I. Fund --
   Class III (11/03)........................................   2005        1.197            1.290               19,251
                                                               2004        1.067            1.197                   --
                                                               2003        1.000            1.067                   --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II
   Shares (5/05)............................................   2005        1.000            1.047                   --

   Franklin Small-Mid Cap Growth Securities Fund
   -- Class 2 Shares (4/00).................................   2005        1.418            1.454               26,978
                                                               2004        1.300            1.418               23,049
                                                               2003        0.969            1.300                   --
                                                               2002        1.000            0.969                   --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.341            1.450               26,983
                                                               2004        1.217            1.341                   --
                                                               2003        0.994            1.217                   --
                                                               2002        1.000            0.994                   --

   Templeton Developing Markets Securities Fund --
   Class 2 Shares (5/03)....................................   2005        1.757            2.190               60,556
                                                               2004        1.440            1.757                6,217
                                                               2003        1.000            1.440                   --

   Templeton Foreign Securities Fund -- Class 2
   Shares (4/00)............................................   2005        1.483            1.598               85,320
                                                               2004        1.279            1.483                7,327
                                                               2003        0.989            1.279                   --
                                                               2002        1.000            0.989                   --

   Templeton Growth Securities Fund -- Class 2
   Shares (5/02)............................................   2005        1.433            1.526                5,708
                                                               2004        1.262            1.433                   --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Templeton Growth Securities Fund -- Class 2
   Shares (continued).......................................   2003        0.976            1.262                   --
                                                               2002        1.000            0.976                   --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)............................   2005        1.267            1.292               31,496
                                                               2004        1.190            1.267               26,515
                                                               2003        0.977            1.190                   --
                                                               2002        1.000            0.977                   --

   Diversified Strategic Income Portfolio (2/01)............   2005        1.153            1.157                   --
                                                               2004        1.104            1.153                   --
                                                               2003        1.010            1.104                3,284
                                                               2002        1.000            1.010                   --

   Equity Index Portfolio -- Class II Shares (2/01).........   2005        1.303            1.329                   --
                                                               2004        1.208            1.303                   --
                                                               2003        0.967            1.208                   --
                                                               2002        1.000            0.967                   --

   Fundamental Value Portfolio (4/01).......................   2005        1.386            1.421               28,959
                                                               2004        1.310            1.386               28,972
                                                               2003        0.966            1.310                   --
                                                               2002        1.000            0.966                   --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.527            1.674               27,138
                                                               2004        1.296            1.527               16,511
                                                               2003        0.983            1.296                   --
                                                               2002        1.000            0.983                   --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.493            1.519                   --
                                                               2004        1.329            1.493                   --
                                                               2003        1.000            1.329                   --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.364            1.378               38,601
                                                               2004        1.238            1.364                3,941
                                                               2003        1.000            1.238                   --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Mid-Cap Value Portfolio (5/03)...........................   2005        1.520            1.610               69,714
                                                               2004        1.253            1.520               11,391
                                                               2003        1.000            1.253                   --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.110            1.109              325,632
                                                               2004        1.042            1.110              237,615
                                                               2003        1.000            1.042               27,845

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.067            1.069               57,561
                                                               2004        1.040            1.067                1,618
                                                               2003        1.012            1.040                   --
                                                               2002        1.000            1.012                   --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.421            1.560                   --
                                                               2004        1.250            1.421                   --
                                                               2003        0.994            1.250                   --
                                                               2002        1.000            0.994                   --

   Putnam VT Small Cap Value Fund -- Class IB
   Shares (5/01)............................................   2005        1.765            1.848               23,633
                                                               2004        1.430            1.765                9,211
                                                               2003        0.977            1.430                   --
                                                               2002        1.000            0.977                   --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.383            1.408                   --
                                                               2004        1.305            1.383                   --
                                                               2003        0.960            1.305                   --
                                                               2002        1.000            0.960                   --

   Investors Fund -- Class I (5/01).........................   2005        1.340            1.396                   --
                                                               2004        1.241            1.340                   --
                                                               2003        0.958            1.241                   --
                                                               2002        1.000            0.958                   --

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.591            1.632                   --
                                                               2004        1.412            1.591                   --
                                                               2003        0.970            1.412                   --
                                                               2002        1.000            0.970                   --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.176            1.149               54,339
                                                               2004        1.163            1.176               27,403
                                                               2003        0.963            1.163                   --
                                                               2002        1.000            0.963                   --

   Smith Barney Premier Selections All Cap
   Growth Portfolio (5/01)..................................   2005        1.269            1.320                   --
                                                               2004        1.261            1.269                   --
                                                               2003        0.960            1.261                   --
                                                               2002        1.000            0.960                   --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap
   Growth and Value (10/02).................................   2005        1.300            1.339               37,981
                                                               2004        1.246            1.300               37,981
                                                               2003        0.969            1.246                   --
                                                               2002        1.000            0.969                   --

   Multiple Discipline Portfolio -- Balanced
   All Cap Growth and Value (10/02).........................   2005        1.200            1.224              276,212
                                                               2004        1.168            1.200              214,184
                                                               2003        0.979            1.168                7,110
                                                               2002        1.000            0.979                   --

   Multiple Discipline Portfolio -- Global
   All Cap Growth and Value (10/02).........................   2005        1.336            1.392              130,720
                                                               2004        1.239            1.336               11,257
                                                               2003        0.962            1.239                   --
                                                               2002        1.000            0.962                   --

   Multiple Discipline Portfolio -- Large Cap
   Growth and Value (10/02).................................   2005        1.267            1.284               11,665
                                                               2004        1.213            1.267               11,665
                                                               2003        0.961            1.213                   --
                                                               2002        1.000            0.961                   --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.274            1.355               19,700
                                                               2004        1.223            1.274               19,700
                                                               2003        0.967            1.223                   --
                                                               2002        1.000            0.967                   --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Equity Income Portfolio (4/00)...........................   2005        1.322            1.351               49,399
                                                               2004        1.230            1.322                   --
                                                               2003        0.958            1.230                   --
                                                               2002        1.000            0.958                   --

   Large Cap Portfolio (11/99)..............................   2005        1.228            1.306                   --
                                                               2004        1.179            1.228                   --
                                                               2003        0.966            1.179                   --
                                                               2002        1.000            0.966                   --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000            1.074                   --

   Managed Allocation Series: Conservative
   Portfolio (8/05).........................................   2005        1.020            1.027                   --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002            1.042                   --

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000            1.061                   --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05).........................................   2005        1.000            1.034                   --

   Mercury Large Cap Core Portfolio (8/00)..................   2005        1.308            1.433                8,261
                                                               2004        1.153            1.308                8,261
                                                               2003        0.973            1.153                   --
                                                               2002        1.000            0.973                   --

   MFS Emerging Growth Portfolio (4/00).....................   2005        1.353            1.311                   --
                                                               2004        1.227            1.353                7,169
                                                               2003        0.971            1.227                   --
                                                               2002        1.000            0.971                   --

   MFS Mid Cap Growth Portfolio (5/00)......................   2005        1.457            1.469                6,707
                                                               2004        1.306            1.457                   --
                                                               2003        0.974            1.306                   --
                                                               2002        1.000            0.974                   --

   MFS Total Return Portfolio (6/00)........................   2005        1.225            1.234                   --
                                                               2004        1.124            1.225                   --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   MFS Total Return Portfolio  (continued)..................   2003        0.986            1.124                   --
                                                               2002        1.000            0.986                   --

   MFS Value Portfolio (5/04)...............................   2005        1.116            1.163                   --
                                                               2004        1.000            1.116                   --

   Mondrian International Stock Portfolio (5/00)............   2005        1.426            1.528               24,266
                                                               2004        1.259            1.426               24,269
                                                               2003        1.001            1.259                   --
                                                               2002        1.000            1.001                   --

   Pioneer Fund Portfolio (5/03)............................   2005        1.316            1.364                   --
                                                               2004        1.210            1.316                   --
                                                               2003        1.000            1.210                   --

   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.019            1.058                   --

   Pioneer Strategic Income Portfolio (5/00)................   2005        1.280            1.298                   --
                                                               2004        1.179            1.280                   --
                                                               2003        1.008            1.179                   --
                                                               2002        1.000            1.008                   --

   Strategic Equity Portfolio (11/99).......................   2005        1.355            1.353               18,478
                                                               2004        1.257            1.355               18,478
                                                               2003        0.969            1.257                   --
                                                               2002        1.000            0.969                   --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000            1.132                   --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.986            1.104                   --

   Travelers Managed Income Portfolio (5/01)................   2005        1.082            1.073                  613
                                                               2004        1.076            1.082                  613
                                                               2003        1.014            1.076                4,605
                                                               2002        1.000            1.014                   --

   Van Kampen Enterprise Portfolio (8/00)...................   2005        1.206            1.272                   --
                                                               2004        1.187            1.206                   --
                                                               2003        0.966            1.187                   --
                                                               2002        1.000            0.966                   --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.987            0.988               21,058
                                                               2004        0.997            0.987                6,036
                                                               2003        1.000            0.997                1,321

   Smith Barney Aggressive Growth Portfolio (12/99).........   2005        1.346            1.470               55,587
                                                               2004        1.251            1.346               20,208
                                                               2003        0.951            1.251                   --
                                                               2002        1.000            0.951                   --

   Smith Barney High Income Portfolio (5/01)................   2005        1.358            1.363               33,907
                                                               2004        1.256            1.358                   --
                                                               2003        1.007            1.256                   --
                                                               2002        1.000            1.007                   --

   Smith Barney Large Capitalization
   Growth Portfolio (11/99).................................   2005        1.341            1.380               23,147
                                                               2004        1.366            1.341               23,147
                                                               2003        0.946            1.366                   --
                                                               2002        1.000            0.946                   --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.339            1.419               25,731
                                                               2004        1.240            1.339               25,731
                                                               2003        0.977            1.240                   --
                                                               2002        1.000            0.977                   --

   Smith Barney Money Market Portfolio (7/00)...............   2005        0.971            0.977               40,958
                                                               2004        0.984            0.971                   --
                                                               2003        0.999            0.984                   --
                                                               2002        1.000            0.999                   --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/00).......   2005        1.251            1.321                   --
                                                               2004        1.195            1.251                   --
                                                               2003        0.959            1.195                   --
                                                               2002        1.000            0.959                   --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
    Portfolio (5/01)........................................   2005        1.531            1.571               22,630
                                                               2004        1.353            1.531                5,586

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Smith Barney Small Cap Growth Opportunities
   Portfolio (continued)....................................   2003        0.974            1.353                   --
                                                               2002        1.000            0.974                   --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (12/99).........   2005        1.405            1.606               78,636
                                                               2004        1.245            1.405               38,260
                                                               2003        0.991            1.245                   --
                                                               2002        1.000            0.991                   --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.626            1.878               23,778
                                                               2004        1.334            1.626                   --
                                                               2003        0.986            1.334                   --
                                                               2002        1.000            0.986                   --

                         CONDENSED FINANCIAL INFORMATION

                       SEPARATE ACCOUNT CHARGES 2.25% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Capital Appreciation Fund (5/00).........................   2005        1.337            1.545                   --
                                                               2004        1.144            1.337                   --
                                                               2003        1.000            1.144                   --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income
   Portfolio -- Class B (5/02)..............................   2005        1.217            1.245               23,528
                                                               2004        1.119            1.217               23,528
                                                               2003        1.000            1.119               23,528

   AllianceBernstein Large-Cap Growth Portfolio --
   Class B (11/99)..........................................   2005        1.157            1.299               24,077
                                                               2004        1.092            1.157               24,077
                                                               2003        1.000            1.092               24,077

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.317            1.469              548,432
                                                               2004        1.187            1.317              330,117
                                                               2003        1.000            1.187               22,177

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.263            1.435              534,747
                                                               2004        1.148            1.263              245,275
                                                               2003        1.000            1.148                   --

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.237            1.280              620,256
                                                               2004        1.146            1.237              262,019
                                                               2003        1.000            1.146                   --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        1.467            1.538                   --
                                                               2004        1.142            1.467                   --
                                                               2003        1.000            1.142                   --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund --
   Class III (11/03)........................................   2005        1.199            1.291                   --
                                                               2004        1.073            1.199                   --
                                                               2003        1.000            1.073                   --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Mercury Value Opportunities V.I. Fund --
   Class III (11/03)........................................   2005        1.197            1.289                   --
                                                               2004        1.067            1.197                   --
                                                               2003        1.000            1.067                   --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II
   Shares (5/05)............................................   2005        1.000            1.047                   --

   Franklin Small-Mid Cap Growth Securities
   Fund -- Class 2 Shares (4/00)............................   2005        1.299            1.331               11,627
                                                               2004        1.192            1.299               11,635
                                                               2003        1.000            1.192                   --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.230            1.329              207,869
                                                               2004        1.117            1.230               41,936
                                                               2003        1.000            1.117                   --

   Templeton Developing Markets Securities Fund
   -- Class 2 Shares (5/03).................................   2005        1.539            1.917               25,315
                                                               2004        1.262            1.539                4,065
                                                               2003        1.000            1.262                   --

   Templeton Foreign Securities Fund -- Class 2
   Shares (4/00)............................................   2005        1.361            1.467              131,490
                                                               2004        1.175            1.361               66,798
                                                               2003        1.000            1.175                   --

   Templeton Growth Securities Fund -- Class 2
   Shares (5/02)............................................   2005        1.316            1.401               48,784
                                                               2004        1.160            1.316                7,758
                                                               2003        1.000            1.160                   --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)............................   2005        1.190            1.213               80,138
                                                               2004        1.119            1.190                7,080
                                                               2003        1.000            1.119                   --

   Diversified Strategic Income Portfolio (2/01)............   2005        1.103            1.106               50,274
                                                               2004        1.057            1.103               35,131
                                                               2003        1.000            1.057                   --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Equity Index Portfolio -- Class II Shares (2/01).........   2005        1.217            1.240                4,731
                                                               2004        1.129            1.217                4,735
                                                               2003        1.000            1.129                   --

   Fundamental Value Portfolio (4/01).......................   2005        1.236            1.266              440,245
                                                               2004        1.168            1.236              236,783
                                                               2003        1.000            1.168                   --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.344            1.472                   --
                                                               2004        1.141            1.344                   --
                                                               2003        1.000            1.141                   --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.317            1.339                4,326
                                                               2004        1.172            1.317                   --
                                                               2003        1.000            1.172                   --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.255            1.267               29,179
                                                               2004        1.140            1.255               29,192
                                                               2003        1.000            1.140                   --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.401            1.483              112,789
                                                               2004        1.155            1.401               77,858
                                                               2003        1.000            1.155                   --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.113            1.111              179,070
                                                               2004        1.045            1.113               49,935
                                                               2003        1.000            1.045                   --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.050            1.052              304,854
                                                               2004        1.024            1.050              137,058
                                                               2003        1.000            1.024                   --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2005        1.340            1.470                   --
                                                               2004        1.179            1.340                   --
                                                               2003        1.000            1.179                   --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Putnam VT Small Cap Value Fund -- Class IB
   Shares (5/01)............................................   2005        1.525            1.596              350,376
                                                               2004        1.235            1.525              166,500
                                                               2003        1.000            1.235                   --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.238            1.260               15,440
                                                               2004        1.169            1.238               10,751
                                                               2003        1.000            1.169                   --

   Investors Fund -- Class I (5/01).........................   2005        1.237            1.288               17,370
                                                               2004        1.146            1.237                   --
                                                               2003        1.000            1.146                   --

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.391            1.426              183,212
                                                               2004        1.236            1.391              136,103
                                                               2003        1.000            1.236                   --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.113            1.086               24,294
                                                               2004        1.101            1.113                   --
                                                               2003        1.000            1.101                   --

   Smith Barney Premier Selections All Cap
   Growth Portfolio (5/01)..................................   2005        1.157            1.203                   --
                                                               2004        1.150            1.157                   --
                                                               2003        1.000            1.150                   --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.176            1.210              520,921
                                                               2004        1.128            1.176              378,406
                                                               2003        1.000            1.128               30,270

   Multiple Discipline Portfolio -- Balanced
   All Cap Growth and Value (10/02).........................   2005        1.117            1.139               39,831
                                                               2004        1.088            1.117              133,180
                                                               2003        1.000            1.088                1,918

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Multiple Discipline Portfolio -- Global
   All Cap Growth and Value (10/02).........................   2005        1.228            1.280               85,936
                                                               2004        1.139            1.228               68,379
                                                               2003        1.000            1.139                   --

   Multiple Discipline Portfolio -- Large Cap Growth
   and Value (10/02)........................................   2005        1.171            1.185               11,155
                                                               2004        1.122            1.171                7,528
                                                               2003        1.000            1.122                   --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.183            1.258               23,085
                                                               2004        1.136            1.183               23,085
                                                               2003        1.000            1.136               23,085

   Equity Income Portfolio (4/00)...........................   2005        1.216            1.242               78,880
                                                               2004        1.132            1.216                3,811
                                                               2003        1.000            1.132                   --

   Large Cap Portfolio (11/99)..............................   2005        1.169            1.243                1,352
                                                               2004        1.123            1.169                1,358
                                                               2003        1.000            1.123                   --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000            1.073                5,797

   Managed Allocation Series: Conservative
   Portfolio (8/05).........................................   2005        1.020            1.026                   --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002            1.042               86,326

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05).........................................   2005        1.000            1.061               26,513

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05).........................................   2005        1.000            1.033                   --

   Mercury Large Cap Core Portfolio (8/00)..................   2005        1.234            1.352                   --
                                                               2004        1.089            1.234                   --
                                                               2003        1.000            1.089                   --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   MFS Emerging Growth Portfolio (4/00).....................   2005        1.218            1.180                   --
                                                               2004        1.105            1.218                   --
                                                               2003        1.000            1.105                   --

   MFS Mid Cap Growth Portfolio (5/00)......................   2005        1.262            1.272                2,360
                                                               2004        1.131            1.262                   --
                                                               2003        1.000            1.131                   --

   MFS Total Return Portfolio (6/00)........................   2005        1.175            1.183              607,927
                                                               2004        1.078            1.175              495,761
                                                               2003        1.000            1.078                   --

   MFS Value Portfolio (5/04)...............................   2005        1.116            1.162               28,581
                                                               2004        1.000            1.116                   --

   Mondrian International Stock Portfolio (5/00)............   2005        1.310            1.403               43,642
                                                               2004        1.158            1.310               25,098
                                                               2003        1.000            1.158                   --

   Pioneer Fund Portfolio (5/03)............................   2005        1.224            1.268               59,477
                                                               2004        1.126            1.224               59,488
                                                               2003        1.000            1.126                   --

   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.019            1.058                   --

   Pioneer Strategic Income Portfolio (5/00)................   2005        1.170            1.186                   --
                                                               2004        1.078            1.170                   --
                                                               2003        1.000            1.078                   --

   Strategic Equity Portfolio (11/99).......................   2005        1.203            1.200                   --
                                                               2004        1.116            1.203                   --
                                                               2003        1.000            1.116                   --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000            1.131                   --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.986            1.104                   --

   Travelers Managed Income Portfolio (5/01)................   2005        1.034            1.025              123,631
                                                               2004        1.028            1.034                4,857
                                                               2003        1.000            1.028                   --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Van Kampen Enterprise Portfolio (8/00)...................   2005        1.145            1.207                   --
                                                               2004        1.128            1.145                   --
                                                               2003        1.000            1.128                   --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2005        0.986            0.987               30,074
                                                               2004        0.997            0.986                   --
                                                               2003        1.000            0.997                   --

   Smith Barney Aggressive Growth Portfolio (12/99).........   2005        1.220            1.332              423,419
                                                               2004        1.135            1.220              206,081
                                                               2003        1.000            1.135                   --

   Smith Barney High Income Portfolio (5/01)................   2005        1.189            1.192              112,904
                                                               2004        1.101            1.189               39,979
                                                               2003        1.000            1.101                   --

   Smith Barney Large Capitalization
   Growth Portfolio (11/99).................................   2005        1.146            1.179               12,367
                                                               2004        1.168            1.146                   --
                                                               2003        1.000            1.168                   --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.250            1.324                4,841
                                                               2004        1.158            1.250                   --
                                                               2003        1.000            1.158                   --

   Smith Barney Money Market Portfolio (7/00)...............   2005        0.980            0.985              432,397
                                                               2004        0.993            0.980                   --
                                                               2003        1.000            0.993                   --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/00).......   2005        1.167            1.231                1,228
                                                               2004        1.115            1.167                   --
                                                               2003        1.000            1.115                   --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2005        1.394            1.430               34,742
                                                               2004        1.234            1.394                4,097
                                                               2003        1.000            1.234                   --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (12/99).........   2005        1.286            1.469               78,916
                                                               2004        1.140            1.286               10,891
                                                               2003        1.000            1.140                   --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.459            1.684              190,206
                                                               2004        1.197            1.459              120,814
                                                               2003        1.000            1.197                   --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                         PORTFOLIO                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                           NAME                                YEAR      YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------   -------------   ---------------
   Capital Appreciation Fund (5/00).........................   2005        1.170           1.351                --
                                                               2004        1.000           1.170                --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.081           1.105                --
                                                               2004        1.000           1.081                --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.059           1.188                --
                                                               2004        1.000           1.059                --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.113           1.241            57,308
                                                               2004        1.000           1.113                --

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.086           1.233            40,949
                                                               2004        1.000           1.086                --

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.065           1.102            41,477
                                                               2004        1.000           1.065                --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        1.288           1.349             8,790
                                                               2004        1.000           1.288                --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund --
   Class III (11/03)........................................   2005        1.117           1.203                --
                                                               2004        1.000           1.117                --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.120           1.205                --
                                                               2004        1.000           1.120                --

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                         PORTFOLIO                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                           NAME                                YEAR      YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------   -------------   ---------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.046            11,132

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (4/00)............................................   2005        1.085           1.111                --
                                                               2004        1.000           1.085                --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.100           1.189            10,294
                                                               2004        1.000           1.100                --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.262           1.572            21,611
                                                               2004        1.000           1.262                --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)...................................................   2005        1.156           1.245            37,211
                                                               2004        1.000           1.156                --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.120           1.191                --
                                                               2004        1.000           1.120                --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)............................   2005        1.057           1.077                --
                                                               2004        1.000           1.057                --

   Diversified Strategic Income Portfolio (2/01)............   2005        1.071           1.073                --
                                                               2004        1.000           1.071                --

   Equity Index Portfolio -- Class II Shares (2/01).........   2005        1.070           1.090                --
                                                               2004        1.000           1.070                --

   Fundamental Value Portfolio (4/01).......................   2005        1.058           1.084                --
                                                               2004        1.000           1.058                --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.130           1.237                --
                                                               2004        1.000           1.130                --

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                         PORTFOLIO                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                           NAME                                YEAR      YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------   -------------   ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.126           1.145                --
                                                               2004        1.000           1.126                --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.100           1.110            10,841
                                                               2004        1.000           1.100                --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.161           1.228            27,966
                                                               2004        1.000           1.161                --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.068           1.065            23,901
                                                               2004        1.000           1.068                --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.045           1.046            24,113
                                                               2004        1.000           1.045                --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.159           1.271                --
                                                               2004        1.000           1.159                --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.193           1.248            16,399
                                                               2004        1.000           1.193                --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.057           1.075                --
                                                               2004        1.000           1.057                --

   Investors Fund -- Class I (5/01).........................   2005        1.080           1.124                --
                                                               2004        1.000           1.080                --

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.166           1.196                --
                                                               2004        1.000           1.166                --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.016           0.991                --
                                                               2004        1.000           1.016                --

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                         PORTFOLIO                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                           NAME                                YEAR      YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------   -------------   ---------------
   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        1.026           1.066                --
                                                               2004        1.000           1.026                --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.039           1.069            10,168
                                                               2004        1.000           1.039                --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.031           1.051            53,553
                                                               2004        1.000           1.031                --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.067           1.111             2,462
                                                               2004        1.000           1.067                --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.033           1.046                --
                                                               2004        1.000           1.033                --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.055           1.121                --
                                                               2004        1.000           1.055                --

   Equity Income Portfolio (4/00)...........................   2005        1.102           1.126                --
                                                               2004        1.000           1.102                --

   Large Cap Portfolio (11/99)..............................   2005        1.049           1.114                --
                                                               2004        1.000           1.049                --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000           1.073                --

   Managed Allocation Series: Conservative Portfolio
   (8/05)...................................................   2005        1.020           1.026            60,113

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002           1.042            20,075

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.000           1.060                --

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                         PORTFOLIO                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                           NAME                                YEAR      YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------   -------------   ---------------
   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05).........................................   2005        1.000           1.033                --

   Mercury Large Cap Core Portfolio (8/00)..................   2005        1.124           1.231                --
                                                               2004        1.000           1.124                --

   MFS Emerging Growth Portfolio (4/00).....................   2005        1.082           1.048                --
                                                               2004        1.000           1.082                --

   MFS Mid Cap Growth Portfolio (5/00)......................   2005        1.074           1.081                --
                                                               2004        1.000           1.074                --

   MFS Total Return Portfolio (6/00)........................   2005        1.096           1.103                --
                                                               2004        1.000           1.096                --

   MFS Value Portfolio (5/04)...............................   2005        1.127           1.172                --
                                                               2004        1.000           1.127                --

   Mondrian International Stock Portfolio (5/00)............   2005        1.145           1.226                --
                                                               2004        1.000           1.145                --

   Pioneer Fund Portfolio (5/03)............................   2005        1.093           1.133            10,627
                                                               2004        1.000           1.093                --

   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.019           1.058                --

   Pioneer Strategic Income Portfolio (5/00)................   2005        1.104           1.119                --
                                                               2004        1.000           1.104                --

   Strategic Equity Portfolio (11/99).......................   2005        1.098           1.095                --
                                                               2004        1.000           1.098                --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.131                --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.986           1.103                --

   Travelers Managed Income Portfolio (5/01)................   2005        1.029           1.020                --
                                                               2004        1.000           1.029                --

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                         PORTFOLIO                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                           NAME                                YEAR      YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------   -------------   ---------------
   Van Kampen Enterprise Portfolio (8/00)...................   2005        1.037           1.092                --
                                                               2004        1.000           1.037                --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.998           0.998            15,385
                                                               2004        1.000           0.998                --

   Smith Barney Aggressive Growth Portfolio (12/99).........   2005        1.066           1.164            36,319
                                                               2004        1.000           1.066                --

   Smith Barney High Income Portfolio (5/01)................   2005        1.085           1.088            12,468
                                                               2004        1.000           1.085                --

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)..................................................   2005        0.990           1.018                --
                                                               2004        1.000           0.990                --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.095           1.159                --
                                                               2004        1.000           1.095                --

   Smith Barney Money Market Portfolio (7/00)...............   2005        0.994           0.998                --
                                                               2004        1.000           0.994                --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/00).......   2005        1.059           1.117                --
                                                               2004        1.000           1.059                --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.170           1.199            16,941
                                                               2004        1.000           1.170                --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (12/99).........   2005        1.108           1.265            17,056
                                                               2004        1.000           1.108                --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.227           1.416            10,559
                                                               2004        1.000           1.227                --

                         CONDENSED FINANCIAL INFORMATION

                       SEPARATE ACCOUNT CHARGES 2.35% (B)

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                         PORTFOLIO                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                           NAME                                YEAR      YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------   -------------   ---------------
   Capital Appreciation Fund (5/00).........................   2005        1.169           1.350                      --
                                                               2004        1.000           1.169                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02)...................................................   2005        1.081           1.104                      --
                                                               2004        1.000           1.081                      --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)..................................................   2005        1.058           1.187                      --
                                                               2004        1.000           1.058                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2005        1.113           1.240                 300,878
                                                               2004        1.000           1.113                      --

   Growth Fund -- Class 2 Shares (12/99)....................   2005        1.086           1.232                 705,418
                                                               2004        1.000           1.086                      --

   Growth-Income Fund -- Class 2 Shares (3/00)..............   2005        1.065           1.101                 230,206
                                                               2004        1.000           1.065                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)........   2005        1.288           1.348                  58,010
                                                               2004        1.000           1.288                      --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III
   (11/03)..................................................   2005        1.117           1.202                      --
                                                               2004        1.000           1.117                      --

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.119           1.204                  49,415
                                                               2004        1.000           1.119                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II Shares
   (5/05)...................................................   2005        1.000           1.046                  10,707

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                         PORTFOLIO                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                           NAME                                YEAR      YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------   -------------   ---------------
   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (4/00)............................................   2005        1.085           1.111            19,681
                                                               2004        1.000           1.085            19,739

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.100           1.188            91,077
                                                               2004        1.000           1.100                --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.262           1.570            61,170
                                                               2004        1.000           1.262                --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)...................................................   2005        1.156           1.244           148,213
                                                               2004        1.000           1.156                --

   Templeton Growth Securities Fund -- Class 2 Shares
   (5/02)...................................................   2005        1.119           1.191            47,269
                                                               2004        1.000           1.119                --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)............................   2005        1.057           1.076                --
                                                               2004        1.000           1.057                --

   Diversified Strategic Income Portfolio (2/01)............   2005        1.070           1.072                --
                                                               2004        1.000           1.070                --

   Equity Index Portfolio -- Class II Shares (2/01).........   2005        1.070           1.089                --
                                                               2004        1.000           1.070                --

   Fundamental Value Portfolio (4/01).......................   2005        1.058           1.083           100,710
                                                               2004        1.000           1.058                --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.130           1.236                --
                                                               2004        1.000           1.130                --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.126           1.144                --
                                                               2004        1.000           1.126                --

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                         PORTFOLIO                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                           NAME                                YEAR      YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------   -------------   ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.100           1.109            25,095
                                                               2004        1.000           1.100                --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.161           1.227           143,351
                                                               2004        1.000           1.161                --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.067           1.064           398,098
                                                               2004        1.000           1.067            39,655

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.044           1.045           425,103
                                                               2004        1.000           1.044                --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.159           1.270                --
                                                               2004        1.000           1.159                --

   Putnam VT Small Cap Value Fund -- Class IB Shares
   (5/01)...................................................   2005        1.193           1.247           107,468
                                                               2004        1.000           1.193                --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.057           1.074                --
                                                               2004        1.000           1.057                --

   Investors Fund -- Class I (5/01).........................   2005        1.079           1.123                --
                                                               2004        1.000           1.079                --

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.166           1.195             9,739
                                                               2004        1.000           1.166                --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.016           0.991           107,739
                                                               2004        1.000           1.016                --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        1.026           1.066                --
                                                               2004        1.000           1.026                --

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                         PORTFOLIO                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                           NAME                                YEAR      YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------   -------------   ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.039           1.068           366,238
                                                               2004        1.000           1.039                --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.031           1.050           120,698
                                                               2004        1.000           1.031                --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2005        1.067           1.110           243,328
                                                               2004        1.000           1.067            80,235

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2005        1.033           1.045           118,439
                                                               2004        1.000           1.033            41,105

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)................   2005        1.055           1.120             5,238
                                                               2004        1.000           1.055                --

   Equity Income Portfolio (4/00)...........................   2005        1.102           1.125           159,076
                                                               2004        1.000           1.102                --

   Large Cap Portfolio (11/99)..............................   2005        1.048           1.113                --
                                                               2004        1.000           1.048                --

   Managed Allocation Series: Aggressive Portfolio (6/05)...   2005        1.000           1.073                --

   Managed Allocation Series: Conservative Portfolio
   (8/05)...................................................   2005        1.020           1.026                --

   Managed Allocation Series: Moderate Portfolio (6/05).....   2005        1.002           1.041            22,489

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)...................................................   2005        1.000           1.060                --

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05).........................................   2005        1.000           1.033                --

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                         PORTFOLIO                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                           NAME                                YEAR      YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------   -------------   ---------------
   Mercury Large Cap Core Portfolio (8/00)..................   2005        1.124           1.230                --
                                                               2004        1.000           1.124                --

   MFS Emerging Growth Portfolio (4/00).....................   2005        1.082           1.048                --
                                                               2004        1.000           1.082                --

   MFS Mid Cap Growth Portfolio (5/00)......................   2005        1.073           1.081                --
                                                               2004        1.000           1.073                --

   MFS Total Return Portfolio (6/00)........................   2005        1.096           1.102            34,201
                                                               2004        1.000           1.096                --

   MFS Value Portfolio (5/04)...............................   2005        1.126           1.171           229,048
                                                               2004        1.000           1.126                --

   Mondrian International Stock Portfolio (5/00)............   2005        1.145           1.225            86,805
                                                               2004        1.000           1.145                --

   Pioneer Fund Portfolio (5/03)............................   2005        1.093           1.132                --
                                                               2004        1.000           1.093                --

   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.019           1.057                --

   Pioneer Strategic Income Portfolio (5/00)................   2005        1.104           1.118            47,560
                                                               2004        1.000           1.104                --

   Strategic Equity Portfolio (11/99).......................   2005        1.098           1.094                --
                                                               2004        1.000           1.098                --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.130            11,049

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.986           1.103             4,987

   Travelers Managed Income Portfolio (5/01)................   2005        1.029           1.019             2,747
                                                               2004        1.000           1.029                --

   Van Kampen Enterprise Portfolio (8/00)...................   2005        1.036           1.091                --
                                                               2004        1.000           1.036                --

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                         PORTFOLIO                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                           NAME                                YEAR      YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------   -------------   ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.998           0.998                --
                                                               2004        1.000           0.998                --

   Smith Barney Aggressive Growth Portfolio (12/99).........   2005        1.066           1.163           214,320
                                                               2004        1.000           1.066                --

   Smith Barney High Income Portfolio (5/01)................   2005        1.085           1.087             7,617
                                                               2004        1.000           1.085                --

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)..................................................   2005        0.990           1.018             7,338
                                                               2004        1.000           0.990                --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.094           1.158             5,014
                                                               2004        1.000           1.094                --

   Smith Barney Money Market Portfolio (7/00)...............   2005        0.993           0.998             9,245
                                                               2004        1.000           0.993                --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/00).......   2005        1.059           1.116                --
                                                               2004        1.000           1.059                --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.169           1.198           139,488
                                                               2004        1.000           1.169                --

Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (12/99).........   2005        1.107           1.264            27,262
                                                               2004        1.000           1.107                --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.227           1.415           107,221
                                                               2004        1.000           1.227            17,650

                         CONDENSED FINANCIAL INFORMATION

                       SEPARATE ACCOUNT CHARGES 2.40% (B)

                                                                         UNIT VALUE AT                   NUMBER OF UNITS
                         PORTFOLIO                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                           NAME                                   YEAR      YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------      ----   -------------   -------------   ---------------
   Capital Appreciation Fund (5/00)...........................    2005        1.334           1.540                --
                                                                  2004        1.143           1.334                --
                                                                  2003        1.000           1.143                --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -- Class B
   (5/02).....................................................    2005        1.215           1.240            73,124
                                                                  2004        1.119           1.215            75,559
                                                                  2003        1.000           1.119                --

   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (11/99)....................................................    2005        1.155           1.295                --
                                                                  2004        1.092           1.155                --
                                                                  2003        1.000           1.092                --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99)...............    2005        1.314           1.464            34,100
                                                                  2004        1.186           1.314            40,738
                                                                  2003        1.000           1.186                --

   Growth Fund -- Class 2 Shares (12/99)......................    2005        1.260           1.430           115,591
                                                                  2004        1.148           1.260           113,459
                                                                  2003        1.000           1.148                --

   Growth-Income Fund -- Class 2 Shares (3/00)................    2005        1.234           1.275           147,629
                                                                  2004        1.145           1.234            97,009
                                                                  2003        1.000           1.145                --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/00)..........    2005        1.464           1.532             8,142
                                                                  2004        1.142           1.464                --
                                                                  2003        1.000           1.142                --

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03)...    2005        1.197           1.287             6,126
                                                                  2004        1.073           1.197                --
                                                                  2003        1.000           1.073                --

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                         PORTFOLIO                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                           NAME                                YEAR      YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------   -------------   ---------------
   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................   2005        1.195           1.284             4,890
                                                               2004        1.066           1.195             4,895
                                                               2003        1.000           1.066                --

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class II
   Shares (5/05)............................................   2005        1.000           1.046                --

   Franklin Small-Mid Cap Growth Securities Fund -- Class 2
   Shares (4/00)............................................   2005        1.296           1.326             8,154
                                                               2004        1.191           1.296             8,159
                                                               2003        1.000           1.191                --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2005        1.227           1.325           175,675
                                                               2004        1.116           1.227           149,839
                                                               2003        1.000           1.116                --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2005        1.536           1.911            34,968
                                                               2004        1.261           1.536             7,023
                                                               2003        1.000           1.261                --

   Templeton Foreign Securities Fund -- Class 2 Shares
   (4/00)...................................................   2005        1.359           1.461            53,863
                                                               2004        1.174           1.359             7,546
                                                               2003        1.000           1.174                --

   Templeton Growth Securities Fund -- Class 2 Shares          2005        1.314           1.396                --
   (5/02)...................................................   2004        1.160           1.314                --
                                                               2003        1.000           1.160                --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)............................   2005        1.188           1.209            34,846
                                                               2004        1.118           1.188            22,999
                                                               2003        1.000           1.118                --

   Diversified Strategic Income Portfolio (2/01)............   2005        1.100           1.102            34,829
                                                               2004        1.056           1.100            34,829
                                                               2003        1.000           1.056                --

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                         PORTFOLIO                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                           NAME                                YEAR      YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------   -------------   ---------------
   Equity Index Portfolio -- Class II Shares (2/01).........   2005        1.214           1.236            28,376
                                                               2004        1.128           1.214            22,782
                                                               2003        1.000           1.128                --

   Fundamental Value Portfolio (4/01).......................   2005        1.233           1.262            55,077
                                                               2004        1.167           1.233            55,081
                                                               2003        1.000           1.167                --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2005        1.341           1.467            46,686
                                                               2004        1.140           1.341            44,609
                                                               2003        1.000           1.140                --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2005        1.314           1.334                --
                                                               2004        1.172           1.314                --
                                                               2003        1.000           1.172                --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2005        1.253           1.263            27,644
                                                               2004        1.139           1.253            11,557
                                                               2003        1.000           1.139                --

   Mid-Cap Value Portfolio (5/03)...........................   2005        1.398           1.477            36,389
                                                               2004        1.154           1.398             8,818
                                                               2003        1.000           1.154                --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2005        1.111           1.107           115,867
                                                               2004        1.044           1.111            83,837
                                                               2003        1.000           1.044                --

   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.048           1.048            41,343
                                                               2004        1.023           1.048            41,318
                                                               2003        1.000           1.023                --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.337           1.465                --
                                                               2004        1.179           1.337                --
                                                               2003        1.000           1.179                --

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                         PORTFOLIO                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                           NAME                                YEAR      YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------   -------------   ---------------
   Putnam VT Small Cap Value Fund -- Class IB
   Shares (5/01)............................................   2005        1.521           1.590           12,637
                                                               2004        1.235           1.521            7,698
                                                               2003        1.000           1.235               --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/01)...........................   2005        1.236           1.255           27,802
                                                               2004        1.168           1.236           22,252
                                                               2003        1.000           1.168               --

   Investors Fund -- Class I (5/01).........................   2005        1.234           1.284            2,310
                                                               2004        1.146           1.234            2,313
                                                               2003        1.000           1.146               --

   Small Cap Growth Fund -- Class I (3/01)..................   2005        1.388           1.421            8,245
                                                               2004        1.235           1.388            2,658
                                                               2003        1.000           1.235               --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        1.110           1.082          101,231
                                                               2004        1.100           1.110           83,268
                                                               2003        1.000           1.100               --

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)...................................................   2005        1.155           1.199           89,303
                                                               2004        1.150           1.155          106,539
                                                               2003        1.000           1.150               --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2005        1.174           1.206          366,929
                                                               2004        1.127           1.174          295,912
                                                               2003        1.000           1.127               --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2005        1.115           1.135          553,993
                                                               2004        1.088           1.115          477,801
                                                               2003        1.000           1.088               --

                         CONDENSED FINANCIAL INFORMATION

                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                         PORTFOLIO                                        BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                           NAME                                    YEAR      YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------      ----   -------------   -------------   ---------------
   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02).........................................      2005        1.226           1.275         340,669
                                                                   2004        1.139           1.226         242,113
                                                                   2003        1.000           1.139              --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02).............................................      2005        1.168           1.181              --
                                                                   2004        1.121           1.168              --
                                                                   2003        1.000           1.121              --

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01).................      2005        1.180           1.253              --
                                                                   2004        1.135           1.180              --
                                                                   2003        1.000           1.135              --

   Equity Income Portfolio (4/00)............................      2005        1.213           1.238              --
                                                                   2004        1.131           1.213              --
                                                                   2003        1.000           1.131              --

   Large Cap Portfolio (11/99)...............................      2005        1.167           1.238              --
                                                                   2004        1.122           1.167              --
                                                                   2003        1.000           1.122              --

   Managed Allocation Series: Aggressive Portfolio (6/05)....      2005        1.000           1.072           5,323

   Managed Allocation Series: Conservative Portfolio
   (8/05) ...................................................      2005        1.020           1.025              --

   Managed Allocation Series: Moderate Portfolio (6/05)......      2005        1.002           1.041              --

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)....................................................      2005        1.000           1.060              --

   Managed Allocation Series: Moderate-Conservative Portfolio
   (5/05)....................................................      2005        1.000           1.032              --

   Mercury Large Cap Core Portfolio (8/00)...................      2005        1.231           1.347              --
                                                                   2004        1.088           1.231          18,019
                                                                   2003        1.000           1.088              --

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                         PORTFOLIO                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                           NAME                                YEAR      YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------   -------------   ---------------
   MFS Emerging Growth Portfolio (4/00).....................   2005        1.215           1.177                 --
                                                               2004        1.104           1.215                 --
                                                               2003        1.000           1.104                 --

   MFS Mid Cap Growth Portfolio (5/00)......................   2005        1.259           1.267                 --
                                                               2004        1.130           1.259                 --
                                                               2003        1.000           1.130                 --

   MFS Total Return Portfolio (6/00)........................   2005        1.172           1.178             41,511
                                                               2004        1.077           1.172             29,486
                                                               2003        1.000           1.077                 --

   MFS Value Portfolio (5/04)...............................   2005        1.115           1.159                 --
                                                               2004        1.000           1.115                 --

   Mondrian International Stock Portfolio (5/00)............   2005        1.308           1.398             49,405
                                                               2004        1.157           1.308             30,740
                                                               2003        1.000           1.157                 --

   Pioneer Fund Portfolio (5/03)............................   2005        1.221           1.264                 --
                                                               2004        1.126           1.221                 --
                                                               2003        1.000           1.126                 --

   Pioneer Mid Cap Value Portfolio (6/05)...................   2005        1.019           1.057                 --

   Pioneer Strategic Income Portfolio (5/00)................   2005        1.167           1.181                 --
                                                               2004        1.078           1.167                 --
                                                               2003        1.000           1.078                 --

   Strategic Equity Portfolio (11/99).......................   2005        1.200           1.196                 --
                                                               2004        1.115           1.200                 --
                                                               2003        1.000           1.115                 --

   Style Focus Series: Small Cap Growth Portfolio (5/05)....   2005        1.000           1.130                 --

   Style Focus Series: Small Cap Value Portfolio (5/05).....   2005        0.986           1.103                 --

   Travelers Managed Income Portfolio (5/01)................   2005        1.032           1.021             11,522
                                                               2004        1.028           1.032                 --
                                                               2003        1.000           1.028                 --

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                         PORTFOLIO                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                           NAME                                YEAR      YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------   -------------   ---------------
   Van Kampen Enterprise Portfolio (8/00)...................   2005        1.143           1.203                 --
                                                               2004        1.127           1.143                 --
                                                               2003        1.000           1.127                 --

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................   2005        0.984           0.983                 --
                                                               2004        0.996           0.984                 --
                                                               2003        1.000           0.996                 --

   Smith Barney Aggressive Growth Portfolio (12/99).........   2005        1.218           1.327             33,236
                                                               2004        1.134           1.218             13,283
                                                               2003        1.000           1.134                 --

   Smith Barney High Income Portfolio (5/01)................   2005        1.186           1.188             20,221
                                                               2004        1.100           1.186             11,352
                                                               2003        1.000           1.100                 --

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)..................................................   2005        1.144           1.175             48,861
                                                               2004        1.167           1.144             67,241
                                                               2003        1.000           1.167                 --

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2005        1.247           1.319             32,234
                                                               2004        1.157           1.247             32,234
                                                               2003        1.000           1.157                 --

   Smith Barney Money Market Portfolio (7/00)...............   2005        0.978           0.981            124,934
                                                               2004        0.993           0.978            108,037
                                                               2003        1.000           0.993                 --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/00).......   2005        1.164           1.227              6,432
                                                               2004        1.114           1.164              6,435
                                                               2003        1.000           1.114                 --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)...................................................   2005        1.392           1.425                 --
                                                               2004        1.233           1.392             15,630
                                                               2003        1.000           1.233                 --

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                         PORTFOLIO                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                           NAME                                YEAR      YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------   -------------   ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio -- Service Class (12/99).........   2005        1.283           1.464            78,100
                                                               2004        1.139           1.283            49,001
                                                               2003        1.000           1.139                --

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2005        1.456           1.678            13,199
                                                               2004        1.196           1.456             5,660
                                                               2003        1.000           1.196                --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large -- Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Franklin Small Cap Fund -- Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

AllianceBernstein Large -- Cap Growth Portfolio -- Class B is no longer available to new contract owners.

Franklin Small -- Mid Cap Growth Securities Fund -- Class 2 Shares is no longer available to new contract owners.

Salomon Brothers Variable All Cap Fund -- Class I is no longer available to new contract owners.

Salomon Brothers Variable Small Cap Growth Fund -- Class I is no longer available to new contract owners.

Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen LIT Emerging Growth Portfolio -- Class I shares is no longer available to new contract owners.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

                                  VINTAGE XTRA
                            VINTAGE XTRA (SERIES II)
                            PORTFOLIO ARCHITECT XTRA

                       STATEMENT OF ADDITIONAL INFORMATION

                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES

                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415

                                                                     May 1, 2006

MIC-Book-05-09-